UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

(b)  Not applicable.

Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X SuperDividend® ETF (ticker: SDIV)
Global X Social Media ETF (ticker: SOCL)
Global X Guru® Index ETF (ticker: GURU)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X S&P 500® Covered Call ETF (ticker: XYLD)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X E-commerce ETF (ticker: EBIZ)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)
Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)
Global X Emerging Markets Internet & E-commerce ETF (ticker: EWEB)
Global X NASDAQ 100® Tail Risk ETF (ticker: QTR)
Global X NASDAQ 100® Risk Managed Income ETF (ticker: QRMI)
Global X NASDAQ 100® Collar 95-110 ETF (ticker: QCLR)
Global X S&P 500® Tail Risk ETF (ticker: XTR)
Global X S&P 500® Risk Managed Income ETF (ticker: XRMI)
Global X S&P 500® Collar 95-110 ETF (ticker: XCLR)
Global X Disruptive Materials ETF (ticker: DMAT)
Global X Dow 30® Covered Call ETF (ticker: DJIA)
Global X Russell 2000 Covered Call & Growth ETF (ticker: RYLG)
Global X Financials Covered Call & Growth ETF (ticker: FYLG)
Global X Health Care Covered Call & Growth ETF (ticker: HYLG)
Global X Information Technology Covered Call & Growth ETF (ticker: TYLG)
Global X Nasdaq 100® ESG Covered Call ETF (ticker: QYLE)
Global X S&P 500® ESG Covered Call ETF (ticker: XYLE)

Semi-Annual Report
April 30, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’(defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments
Global X Lithium & Battery Tech ETF	1
Global X SuperDividend® ETF	6
Global X Social Media ETF	16
Global X Guru® Index ETF	20
Global X SuperIncome™ Preferred ETF	25
Global X SuperDividend® U.S. ETF	29
Global X S&P 500® Covered Call ETF	33
Global X NASDAQ 100® Covered Call ETF	49
Global X MSCI SuperDividend® Emerging Markets ETF	55
Global X SuperDividend® REIT ETF	61
Global X Renewable Energy Producers ETF	64
Global X S&P 500® Catholic Values ETF	70
Global X MSCI SuperDividend® EAFE ETF	83
Global X E-commerce ETF	89
Global X Russell 2000 Covered Call ETF	94
Global X S&P Catholic Values Developed ex-US ETF	150
Global X Nasdaq 100® Covered Call & Growth ETF	173
Global X S&P 500® Covered Call & Growth ETF	179
Global X Emerging Markets Internet & E-commerce ETF	195
Global X NASDAQ 100® Tail Risk ETF	199
Global X NASDAQ 100® Risk Managed Income ETF	205
Global X NASDAQ 100® Collar 95-110 ETF	212
Global X S&P 500® Tail Risk ETF	219
Global X S&P 500® Risk Managed Income ETF	235
Global X S&P 500® Collar 95-110 ETF	251
Global X Disruptive Materials ETF	267
Global X Dow 30® Covered Call ETF	271
Global X Russell 2000 Covered Call & Growth ETF	274
Global X Financials Covered Call & Growth ETF	276
Global X Health Care Covered Call & Growth ETF	280
Global X Information Technology Covered Call & Growth ETF	284
Global X Nasdaq 100® ESG Covered Call ETF	288
Global X S&P 500® ESG Covered Call ETF	294
Glossary	305
Statements of Assets and Liabilities	306
Statements of Operations	315
Statements of Changes in Net Assets	324
Financial Highlights	342
Notes to Financial Statements	364
Disclosure of Fund Expenses	402
Approval of Investment Advisory Agreement	407
Supplemental Information	415

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 12.5%
Materials — 12.5%
Allkem *	6,988,328	$56,573,498
Core Lithium * (A)	19,996,616	12,950,491
IGO	8,813,954	80,089,788
Liontown Resources * (A)	20,241,862	36,652,592
Mineral Resources .	1,979,469	96,383,344
Pilbara Minerals	34,635,128	97,047,940
Sayona Mining * (A)	83,953,295	11,096,127
TOTAL AUSTRALIA		390,793,780
BRAZIL — 0.7%
Materials — 0.7%
Sigma Lithium *	633,051	22,036,505
CANADA — 0.9%
Materials — 0.9%
Lithium Americas * (A)	1,408,404	28,120,313

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 3.7%
Materials — 3.7%
Sociedad Quimica y Minera de Chile ADR	1,705,012	$115,054,210
CHINA — 38.6%
Consumer Discretionary — 5.2%
BYD, Cl H .	5,396,274	162,233,998
Industrials — 13.7%
Beijing Easpring Material Technology, Cl A	4,315,448	33,354,223
Contemporary Amperex Technology, Cl A .	4,849,009	161,686,163
Eve Energy, Cl A	14,278,188	135,187,264
Sunwoda Electronic, Cl A	14,527,191	35,293,735
Wuxi Lead Intelligent Equipment, Cl A .	11,167,236	61,697,436
		427,218,821
Information Technology — 4.2%
NAURA Technology Group, Cl A .	2,725,841	131,708,133
Materials — 15.5%
Ganfeng Lithium Group, Cl A	12,521,940	117,546,077
Guangzhou Tinci Materials Technology, Cl A ..	13,223,478	81,519,235
Shanghai Putailai New Energy Technology,
Cl A	6,658,356	50,221,984
Shenzhen Capchem Technology, Cl A	5,356,998	37,721,251
Tianqi Lithium, Cl A *	11,493,441	118,300,308
Yunnan Energy New Material, Cl A *	5,258,359	79,066,215
		484,375,070
TOTAL CHINA		1,205,536,022
JAPAN — 10.9%
Consumer Discretionary — 5.0%
Panasonic Holdings	16,712,086	156,301,851
Industrials — 1.0%
GS Yuasa	869,244	15,180,569
Japan Steel Works .	776,587	14,012,957
		29,193,526

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 4.9%
TDK	4,514,642	$154,008,094
TOTAL JAPAN		339,503,471
NORWAY — 0.3%
Industrials — 0.3%
FREYR Battery * (A)	1,447,384	10,233,005
SOUTH KOREA — 9.9%
Industrials — 3.7%
LG Energy Solution *	268,597	116,598,070
Information Technology — 6.2%
L&F (A)	288,586	57,139,338
Samsung SDI	265,740	137,198,401
		194,337,739
TOTAL SOUTH KOREA		310,935,809
TAIWAN — 0.6%
Information Technology — 0.6%
Simplo Technology .	1,922,580	19,261,759
UNITED STATES — 21.9%
Consumer Discretionary — 10.4%
Lucid Group * (A)	7,604,861	60,382,596
QuantumScape, Cl A * (A)	2,730,947	19,116,629
Rivian Automotive, Cl A *	8,426,764	108,031,115
Tesla *	842,633	138,453,028
		325,983,368
Industrials — 1.7%
EnerSys	478,057	39,664,389
Enovix * (A)	1,349,268	14,599,080
		54,263,469
Materials — 9.8%
Albemarle	1,397,322	259,147,338

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Livent *	2,123,541	$46,399,371
		305,546,709
TOTAL UNITED STATES		685,793,546
TOTAL COMMON STOCK
(Cost $3,127,366,329)		3,127,268,420
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $12,914,900) .	12,914,900	12,914,900
	Face Amount
REPURCHASE AGREEMENT(B) — 4.6%
BNP Paribas
4.700%, dated 04/28/2023, to be
repurchased on 05/01/2023, repurchase
price $144,363,744 (collateralized by U.S.
Treasury Obligations, ranging in par value
$7,752,584 - $11,651,586, 1.125% - 2.250%,
01/15/2025 - 08/15/2027, with a total market
value of $146,901,460)
(Cost $144,307,224) .	$144,307,224	144,307,224
TOTAL INVESTMENTS — 105.0%
(Cost $3,284,588,453)		$3,284,490,544

Percentages are based on Net Assets of $3,127,602,337.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Lithium & Battery Tech ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,127,268,420	$—	$—	$3,127,268,420
Short-Term Investment	12,914,900	—	—	12,914,900
Repurchase Agreement	—	144,307,224	—	144,307,224
Total Investments in Securities	$3,140,183,320	$144,307,224	$—	$3,284,490,544

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.6%
ARGENTINA — 1.0%
Materials — 1.0%
Loma Negra Cia Industrial Argentina ADR	1,169,419	$7,156,844
AUSTRALIA — 9.6%
Consumer Discretionary — 2.0%
Harvey Norman Holdings	2,914,920	6,954,045
TABCORP Holdings .	11,815,738	8,198,867
		15,152,912
Energy — 2.0%
Woodside Energy Group	341,436	7,599,501
Yancoal Australia (A)	1,964,362	7,217,719
		14,817,220
Financials — 2.0%
Magellan Financial Group .	1,418,798	7,613,428
Platinum Asset Management	6,617,160	7,674,541
		15,287,969
Materials — 3.6%
BHP Group	248,709	7,297,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Grange Resources .	13,704,745	$5,569,930
Rio Tinto .	96,440	7,153,972
Rio Tinto ADR	106,779	6,832,788
		26,854,258
TOTAL AUSTRALIA		72,112,359
BRAZIL — 8.1%
Consumer Staples — 2.0%
BrasilAgro - Brasileira de Propriedades
Agricolas .	1,578,620	7,623,546
Marfrig Global Foods	5,785,381	7,528,275
		15,151,821
Materials — 2.9%
Cia Siderurgica Nacional	2,491,800	7,077,662
CSN Mineracao .	8,169,100	7,576,606
Vale ADR, Cl B .	465,030	6,701,082
		21,355,350
Utilities — 3.2%
CPFL Energia .	1,239,211	8,208,812
EDP - Energias do Brasil .	1,775,546	7,985,405
Transmissora Alianca de Energia Eletrica .	1,072,223	7,816,339
		24,010,556
TOTAL BRAZIL		60,517,727
CHILE — 1.0%
Communication Services — 1.0%
ENTEL Chile	1,812,795	7,588,103
CHINA — 12.6%
Energy — 2.1%
China Petroleum & Chemical, Cl H	12,781,500	8,352,857
China Shenhua Energy, Cl H	2,339,200	7,747,768
		16,100,625
Financials — 4.0%
China Cinda Asset Management, Cl H	57,862,500	6,855,135
China Everbright Bank, Cl H .	25,293,800	8,087,675

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Chongqing Rural Commercial Bank, Cl H .	21,880,200	$8,445,586
Lufax Holding ADR	3,813,492	6,482,936
		29,871,332
Industrials — 1.1%
Shanghai Industrial Holdings	5,722,400	8,368,661
Materials — 2.8%
China Hongqiao Group	7,222,000	7,074,890
China Resources Cement Holdings	13,410,500	6,047,615
Shougang Fushan Resources Group .	23,277,100	7,887,627
		21,010,132
Real Estate — 2.6%
China Aoyuan Group *(B)	45,008,763	860,051
China Overseas Grand Oceans Group	20,019,900	11,553,032
Midea Real Estate Holding (A)	6,068,400	7,228,059
		19,641,142
TOTAL CHINA		94,991,892
DENMARK — 1.7%
Industrials — 1.7%
AP Moller - Maersk, Cl B	3,145	5,680,873
D/S Norden .	107,074	6,730,882
TOTAL DENMARK		12,411,755
GREECE — 0.9%
Industrials — 0.9%
Star Bulk Carriers (A)	331,214	6,991,928
HONG KONG — 4.4%
Communication Services — 2.0%
HKBN	10,460,400	7,369,013
PCCW	14,917,100	7,772,193
		15,141,206
Industrials — 1.3%
Orient Overseas International	486,400	9,839,656

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.1%
VTech Holdings	1,353,400	$8,111,883
TOTAL HONG KONG		33,092,745
INDONESIA — 2.1%
Energy — 2.1%
Bukit Asam	30,710,500	8,666,767
Indo Tambangraya Megah .	3,131,700	7,108,767
TOTAL INDONESIA		15,775,534
ISRAEL — 0.8%
Consumer Discretionary — 0.8%
Delek Automotive Systems	764,703	6,119,390
ITALY — 1.0%
Financials — 1.0%
BFF Bank	741,060	7,134,073
JAPAN — 0.9%
Industrials — 0.9%
Mitsui OSK Lines (A)	282,848	6,979,542
KUWAIT — 1.1%
Consumer Discretionary — 1.1%
Humansoft Holding KSC	624,999	7,956,573
NETHERLANDS — 1.8%
Industrials — 1.0%
PostNL	4,169,034	7,497,634
Materials — 0.8%
OCI	227,019	5,987,507
TOTAL NETHERLANDS		13,485,141
NORWAY — 1.9%
Energy — 1.0%
FLEX LNG .	227,413	7,825,281

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.9%
Golden Ocean Group	743,672	$6,804,599
TOTAL NORWAY		14,629,880
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC *(B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PJSC *(B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—
TOTAL RUSSIA		—
SINGAPORE — 1.6%
Energy — 0.9%
BW LPG .	890,068	7,147,285
Real Estate — 0.7%
Manulife US Real Estate Investment Trust ‡	28,015,405	5,014,757
TOTAL SINGAPORE		12,162,042
SOUTH AFRICA — 4.0%
Energy — 1.0%
Exxaro Resources (A)	733,206	7,692,272
Financials — 1.0%
Coronation Fund Managers	4,370,461	7,168,667
Materials — 0.9%
African Rainbow Minerals	568,703	7,144,655
Real Estate — 1.1%
Redefine Properties ‡	38,166,087	8,099,237
TOTAL SOUTH AFRICA		30,104,831
TAIWAN — 2.6%
Information Technology — 1.8%
Himax Technologies ADR (A)	968,924	6,433,655

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Innolux	16,344,000	$7,124,001
		13,557,656
Materials — 0.8%
Nantex Industry .	4,850,000	6,223,713
TOTAL TAIWAN		19,781,369
THAILAND — 1.6%
Industrials — 1.6%
Precious Shipping NVDR (A)	17,864,500	6,487,145
Regional Container Lines NVDR (A)	8,284,776	5,871,340
TOTAL THAILAND		12,358,485
UKRAINE — 0.8%
Materials — 0.8%
Ferrexpo	4,643,315	6,308,900
UNITED ARAB EMIRATES — 1.2%
Energy — 1.2%
Dana Gas PJSC	36,528,867	8,893,466
UNITED KINGDOM — 3.1%
Consumer Discretionary — 1.1%
Persimmon .	500,407	8,264,537
Financials — 2.0%
Jupiter Fund Management .	4,389,003	7,171,483
M&G .	2,948,741	7,601,548
		14,773,031
TOTAL UNITED KINGDOM		23,037,568
UNITED STATES — 29.8%
Consumer Staples — 1.0%
JBS .	2,100,417	7,515,209
Energy — 2.9%
Arch Resources	51,758	6,327,416
Diversified Energy	6,465,958	7,696,311

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kimbell Royalty Partners	502,127	$8,054,117
		22,077,844
Financials — 20.0%
AGNC Investment ‡	727,135	7,205,908
Annaly Capital Management ‡	401,670	8,025,367
Apollo Commercial Real Estate Finance ‡	749,045	7,580,335
Arbor Realty Trust ‡	613,536	7,037,258
Ares Commercial Real Estate ‡	765,908	6,594,468
ARMOUR Residential REIT ‡	1,464,308	7,467,971
Blackstone Mortgage Trust, Cl A ‡	399,273	7,282,739
Broadmark Realty Capital ‡	1,602,961	7,870,538
Chimera Investment ‡	1,381,427	7,846,505
Dynex Capital ‡	620,420	7,358,181
Ellington Financial ‡	652,877	8,337,239
KKR Real Estate Finance Trust ‡	604,089	6,487,916
MFA Financial ‡	784,175	8,382,831
New York Mortgage Trust ‡	813,208	8,359,778
PennyMac Mortgage Investment Trust ‡	609,494	7,576,010
Ready Capital ‡ (A)	736,998	7,907,989
Redwood Trust ‡	1,068,457	6,709,910
Rithm Capital ‡	896,405	7,314,665
Starwood Property Trust ‡ (A)	417,074	7,461,454
Two Harbors Investment ‡	501,446	6,985,143
		149,792,205
Industrials — 1.8%
Eagle Bulk Shipping .	147,739	6,606,888
Genco Shipping & Trading .	448,728	6,914,899
		13,521,787
Real Estate — 4.1%
Global Net Lease ‡	557,864	6,281,549
Necessity Retail REIT ‡	1,160,514	6,394,432
Office Properties Income Trust ‡	546,703	3,564,504
Omega Healthcare Investors ‡	260,233	6,963,835

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Sabra Health Care REIT ‡	654,211	$7,458,005
		30,662,325
TOTAL UNITED STATES		223,569,370
TOTAL COMMON STOCK
(Cost $851,534,881)		703,159,517
PREFERRED STOCK — 4.2%
BRAZIL— 4.2%
Energy — 1.1%
Petroleo Brasileiro (C)	1,673,495	7,927,847
Materials — 1.9%
Gerdau (C)	1,550,608	7,804,414
Unipar Carbocloro (C)	511,469	6,670,868
		14,475,282
Utilities — 1.2%
Cia Paranaense de Energia (C)	5,726,485	9,180,049
TOTAL BRAZIL		31,583,178
TOTAL PREFERRED STOCK
(Cost $34,078,049)		31,583,178
SHORT-TERM INVESTMENT(D)(E) — 0.5%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $3,643,538)	3,643,538	3,643,538

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® ETF

Face Amount		Value
REPURCHASE AGREEMENT(D) — 5.4%
BNP Paribas
4.700%, dated 04/28/2023, to be
repurchased on 05/01/2023, repurchase price
$40,727,750 (collateralized by U.S. Treasury
Obligations, ranging in par value $2,187,151
- $3,287,133, 1.125% - 2.250%, 01/15/2025
- 08/15/2027, with a total market value of
$41,443,687)
(Cost $40,711,805) .	$40,711,805	$40,711,805
TOTAL INVESTMENTS — 103.7%
(Cost $929,968,273)		$779,098,038

Percentages are based on Net Assets of $751,151,634.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	Security was purchased with cash collateral held from securities on loan.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
April 30, 2023.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$688,223,503	$14,075,963	$860,051	$703,159,517
Preferred Stock	31,583,178	—	—	31,583,178
Short-Term Investment	3,643,538	—	—	3,643,538
Repurchase Agreement	—	40,711,805	—	40,711,805
Total Investments in Securities	$723,450,219	$54,787,768	$860,051	$779,098,038
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 35.1%
Communication Services — 35.1%
Baidu ADR *	53,104	$6,404,873
Bilibili ADR *	212,110	4,318,560
DouYu International Holdings ADR *	173,734	192,845
Hello Group ADR *	92,997	777,455
HUYA ADR *	27,625	89,781
Inkeverse Group *	659,000	91,506
JOYY ADR .	19,819	603,092
Kuaishou Technology, Cl B *	1,477,788	9,657,515
Meitu *	1,414,600	392,849
NetEase ADR .	75,604	6,738,585
Tencent Holdings .	309,427	13,575,543
Tencent Music Entertainment Group ADR *	559,146	4,143,272
Weibo ADR *	96,396	1,687,894
TOTAL CHINA		48,673,770
GERMANY — 0.6%
Communication Services — 0.6%
United Internet	51,030	876,603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 6.5%
Communication Services — 6.5%
DeNA	46,872	$655,757
giftee *	12,506	205,089
Gree	34,029	175,437
Kakaku.com .	80,131	1,096,347
MIXI	24,268	511,505
Nexon .	282,433	6,367,784
TOTAL JAPAN		9,011,919
SOUTH KOREA — 14.6%
Communication Services — 14.6%
AfreecaTV	5,423	314,019
Com2uSCorp	5,525	282,359
Kakao .	146,791	6,372,203
NAVER	91,932	13,208,700
TOTAL SOUTH KOREA		20,177,281
TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online .	66,144	123,069
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR * (A)	63,950	228,941
UNITED STATES — 42.6%
Communication Services — 40.4%
Alphabet, Cl A *	62,806	6,741,596
Angi, Cl A *	51,408	118,238
Bumble, Cl A *	56,113	1,021,818
IAC *	50,700	2,624,739
Match Group *	181,136	6,683,918
Meta Platforms, Cl A *	65,026	15,627,048
Nextdoor Holdings *	70,600	148,966
Pinterest, Cl A *	380,669	8,755,387
Rumble *	49,973	397,785
Snap, Cl A *	628,867	5,477,432
Spotify Technology *	50,746	6,779,666

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Vimeo *	97,019	$319,192
Yelp, Cl A *	41,755	1,249,310
		55,945,095
Consumer Discretionary — 0.0%
Groupon, Cl A * (A)	12,674	45,373
Industrials — 0.6%
Fiverr International *	20,317	741,977
Information Technology — 1.6%
Life360, Cl CDI *	65,882	221,174
Sprinklr, Cl A *	46,424	555,231
Sprout Social, Cl A *	29,671	1,461,593
		2,237,998
TOTAL UNITED STATES		58,970,443
TOTAL COMMON STOCK
(Cost $231,890,591)		138,062,026
SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $282,225)	282,225	282,225
	Face Amount
REPURCHASE AGREEMENT(B) — 2.3%
BNP Paribas
4.700%, dated 04/28/2023, to be repurchased
on 05/01/2023, repurchase price $3,154,736
(collateralized by U.S. Treasury Obligations,
ranging in par value $169,415 - $254,618,
1.125% - 2.250%, 01/15/2025 - 08/15/2027,
with a total market value of $3,210,194)
(Cost $3,153,500)	$3,153,500	$3,153,500
TOTAL INVESTMENTS — 102.2%
(Cost $235,326,316)		$141,497,751

Percentages are based on Net Assets of $138,483,903.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Social Media ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
April 30, 2023.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$138,062,026	$—	$—	$138,062,026
Short-Term Investment	282,225	—	—	282,225
Repurchase Agreement	—	3,153,500	—	3,153,500
Total Investments in Securities	$138,344,251	$3,153,500	$—	$141,497,751

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.4%
CAMEROON — 1.5%
Energy — 1.5%
Golar LNG *	29,806	$676,596
CANADA — 1.5%
Industrials — 1.5%
Canadian Pacific Kansas City	8,831	696,236
CHINA — 2.3%
Consumer Discretionary — 2.3%
Alibaba Group Holding ADR *	6,793	575,299
JD.com ADR .	13,409	478,970
TOTAL CHINA		1,054,269
DENMARK — 0.9%
Health Care — 0.9%
Ascendis Pharma ADR *	6,253	437,460

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.4%
Communication Services — 1.4%
Liberty Global, Cl C *	32,205	$655,050
UNITED STATES — 90.8%
Communication Services — 7.1%
Activision Blizzard *	9,014	700,478
Alphabet, Cl C *	7,213	780,591
Frontier Communications Parent *	24,421	550,449
Liberty Broadband, Cl C *	7,419	628,983
Netflix *	1,958	646,003
		3,306,504
Consumer Discretionary — 12.6%
Asbury Automotive Group *	2,991	578,639
Bath & Body Works .	16,200	568,620
Dutch Bros, Cl A * (A)	17,151	534,254
Expedia Group *	6,040	567,518
Hilton Worldwide Holdings .	4,585	660,332
Home Depot .	2,183	656,079
Lithia Motors, Cl A .	2,713	599,275
Lowe's	3,257	676,902
Rivian Automotive, Cl A *	33,112	424,496
SeaWorld Entertainment *	10,558	566,542
		5,832,657
Consumer Staples — 7.9%
Albertsons, Cl A	33,309	696,158
Bunge .	7,046	659,506
Colgate-Palmolive	9,636	768,953
Mondelez International, Cl A .	10,664	818,142
Post Holdings *	7,784	704,374
		3,647,133
Energy — 4.2%
Chesapeake Energy .	8,423	696,413
Chevron .	4,143	698,427
Texas Pacific Land	372	549,686
		1,944,526
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 11.6%
Arch Capital Group *	10,305	$773,596
First American Financial	11,475	661,075
Fiserv *	6,008	733,697
KKR .	11,893	631,161
LPL Financial Holdings	2,827	590,391
S&P Global .	1,907	691,440
Visa, Cl A .	3,061	712,387
Wells Fargo .	14,602	580,429
		5,374,176
Health Care — 18.7%
Amicus Therapeutics *	53,431	616,594
Cytokinetics *	16,340	611,116
Elevance Health	1,438	673,919
Immunovant *	38,634	623,553
IQVIA Holdings *	3,087	581,066
Moderna *	3,950	524,915
PerkinElmer	5,177	675,547
Rocket Pharmaceuticals *	35,698	639,708
Seagen *	4,966	993,200
Tenet Healthcare *	11,352	832,329
United Therapeutics *	2,765	636,309
UnitedHealth Group	1,425	701,228
Viatris, Cl W	59,108	551,478
		8,660,962
Industrials — 8.2%
Avis Budget Group *	2,839	501,566
Delta Air Lines *	17,949	615,830
Ferguson .	4,681	659,178
Hertz Global Holdings *	35,320	589,138
Howmet Aerospace .	16,321	722,857
TransDigm Group .	912	697,680
		3,786,249
Information Technology — 7.7%
Apple .	4,510	765,257
GoDaddy, Cl A *	8,699	658,340
Microsoft	2,600	798,876
Snowflake, Cl A *	3,997	591,876

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VMware, Cl A *	5,944	$743,178
		3,557,527
Materials — 5.8%
Ashland Global Holdings	6,694	680,177
Element Solutions .	34,036	617,754
International Flavors & Fragrances	7,232	701,215
Sherwin-Williams .	3,010	714,995
		2,714,141
Real Estate — 4.3%
American Tower ‡	3,232	660,588
ProLogis ‡	5,492	687,873
Zillow Group, Cl C *	14,748	642,128
		1,990,589
Utilities — 2.7%
AES .	26,242	620,886
Constellation Energy .	8,143	630,268
		1,251,154
TOTAL UNITED STATES		42,065,618
TOTAL COMMON STOCK
(Cost $46,199,119)		45,585,229
MASTER LIMITED PARTNERSHIP — 1.4%
UNITED STATES— 1.4%
Industrials — 1.4%
Icahn Enterprises .	12,891	654,734
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $565,432) .		654,734
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $33,383) .	33,383	33,383

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.8%
BNP Paribas
4.700%, dated 04/28/2023, to be repurchased
on 05/01/2023, repurchase price $373,164
(collateralized by U.S. Treasury Obligations,
ranging in par value $20,039 - $30,118,
1.125% - 2.250%, 01/15/2025 - 08/15/2027,
with a total market value of $379,722)
(Cost $373,017)	$373,017	$373,017
TOTAL INVESTMENTS — 100.7%
(Cost $47,170,951)		$46,646,363

Percentages are based on Net Assets of $46,325,761.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
April 30, 2023.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,585,229	$—	$—	$45,585,229
Master Limited Partnership	654,734	—	—	654,734
Short-Term Investment	33,383	—	—	33,383
Repurchase Agreement	—	373,017	—	373,017
Total Investments in Securities	$46,273,346	$373,017	$—	$46,646,363

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.8%
UNITED STATES— 99.8%
Communication Services — 9.4%
AT&T, 5.000%	273,961	$6,098,372
AT&T, 4.750%	399,603	8,343,711
Telephone and Data Systems, 6.000% .	157,438	2,114,392
United States Cellular, 6.250%	114,095	1,915,655
		18,472,130
Consumer Discretionary — 6.2%
Ford Motor, 6.500% .	136,964	3,299,463
Ford Motor, 6.200% .	171,226	4,297,772
Ford Motor, 6.000% .	182,620	4,444,971
		12,042,206
Consumer Staples — 1.6%
CHS, Ser 4, 7.500% .	117,750	3,109,777
Energy — 4.0%
Crestwood Equity Partners, 9.250% .	406,660	3,700,606
Energy Transfer, 7.600%, ICE LIBOR USD 3
Month + 5.161% (A)	182,616	4,222,082
		7,922,688
Financials — 68.7%
AGNC Investment, 6.125%, ICE LIBOR USD
3 Month + 4.697% ‡,(A)	131,218	2,680,784
Allstate, 5.100%	262,566	6,262,199

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Annaly Capital Management, 6.750%, ICE
LIBOR USD 3 Month + 4.989% ‡,(A)	100,992	$2,415,729
Arch Capital Group, 4.550%	114,097	2,188,380
Athene Holding, 7.750%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
3.962%(A)	114,116	2,820,948
Athene Holding, 6.375%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
5.970%(A)	136,961	3,088,471
Athene Holding, 6.350%, ICE LIBOR USD 3
Month + 4.253% (A)	196,896	4,270,674
Bank of America, 7.250% *	10,726	12,698,833
Bank of America, 5.375%	194,166	4,597,851
Bank of America, 4.750%	95,596	1,997,956
Brighthouse Financial, 5.375% .	129,843	2,265,760
Capital One Financial, 5.000% (B)	342,491	7,027,915
Capital One Financial, 4.800%	285,398	5,553,845
Capital One Financial, 4.375%	154,052	2,697,451
First Republic Bank, 4.250% .	173,861	295,564
First Republic Bank, 4.000% .	174,444	301,788
Goldman Sachs Group, 6.375%, ICE LIBOR
USD 3 Month + 3.550% (A)	159,775	4,031,123
Huntington Bancshares, 6.875%, US Treas
Yield Curve Rate T Note Const Mat 5 Yr +
2.704%%(A)(B)	74,151	1,838,945
Huntington Bancshares, 4.500%	114,092	2,186,003
Jackson Financial, 8.000%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
3.728%%(A)(B)	125,532	3,129,513
JPMorgan Chase, 4.550%	342,495	7,295,144
KeyCorp, 6.200%, US Treas Yield Curve Rate
T Note Const Mat 5 Yr + 3.132% (A) (B)	136,957	3,040,445
KeyCorp, 6.125%, ICE LIBOR USD 3 Month
+ 3.892%(A)	114,114	2,566,424
Lincoln National, 9.000%	114,121	3,009,371
Morgan Stanley, 6.500% (B)	228,316	5,968,180
New York Community Bancorp, 6.375%, ICE
LIBOR USD 3 Month + 3.821% (A)	117,560	2,752,080
Prudential Financial, 5.950% .	68,427	1,751,731
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Regions Financial, Ser B, 6.375%, ICE LIBOR
USD 3 Month + 3.536% (A)	114,114	$2,734,171
Regions Financial, 5.700%, ICE LIBOR USD
3 Month + 3.148% (A)	114,105	2,640,390
Rithm Capital, 7.000%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 6.223% ‡,(A)	106,094	2,118,697
Synchrony Financial, 5.625% .	171,194	2,901,738
Synovus Financial, 5.875%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.127%(A)	79,865	1,689,943
Truist Financial, 4.750%	211,180	4,538,258
Wells Fargo, 7.500% * (B)	13,710	16,013,691
Wells Fargo, 4.700% (B)	161,731	3,195,805
		134,565,800
Industrials — 4.7%
Chart Industries, 6.750% .	45,935	2,575,576
Clarivate, 5.250% .	82,048	3,281,920
WESCO International, 10.625%, US Treas
Yield Curve Rate T Note Const Mat 5 Yr +
10.325%(A)	123,326	3,354,467
		9,211,963
Utilities — 5.2%
Duke Energy, 5.750%	228,316	5,879,137
Sempra Energy, 5.750% .	172,949	4,261,463
		10,140,600
TOTAL UNITED STATES		195,465,164
TOTAL PREFERRED STOCK
(Cost $200,717,106)		195,465,164
SHORT-TERM INVESTMENT(C)(D) — 0.5%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $1,007,535)	1,007,535	1,007,535

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperIncome™ Preferred ETF

Face Amount		Value
REPURCHASE AGREEMENT(C) — 5.7%
BNP Paribas
4.700%, dated 04/28/2023, to be repurchased
on 05/01/2023, repurchase price $11,262,306
(collateralized by U.S. Treasury Obligations,
ranging in par value $604,805 - $908,980,
1.125% - 2.250%, 01/15/2025 - 08/15/2027,
with a total market value of $11,460,280)
(Cost $11,257,896) .	$11,257,896	$11,257,896
TOTAL INVESTMENTS — 106.0%
(Cost $212,982,537)		$207,730,595

Percentages are based on Net Assets of $195,911,588.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at April 30, 2023.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
April 30, 2023.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$195,465,164	$—	$—	$195,465,164
Short-Term Investment	1,007,535	—	—	1,007,535
Repurchase Agreement	—	11,257,896	—	11,257,896
Total Investments in Securities	$196,472,699	$11,257,896	$—	$207,730,595

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 80.8%
UNITED STATES — 80.8%
Communication Services — 4.3%
Cogent Communications Holdings .	199,774	$13,792,397
Verizon Communications	337,913	13,121,162
		26,913,559
Consumer Discretionary — 1.7%
PetMed Express .	681,215	10,470,275
Consumer Staples — 15.3%
Altria Group .	282,732	13,432,597
B&G Foods .	1,089,955	17,482,878
Kraft Heinz	339,767	13,342,650
Philip Morris International	133,490	13,344,995
Universal	254,975	13,995,578
Vector Group .	944,401	12,031,669
Walgreens Boots Alliance	369,720	13,032,630
		96,662,997
Energy — 10.3%
Chesapeake Energy .	169,715	14,032,036
Kimbell Royalty Partners	883,747	14,175,302

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan .	766,555	$13,146,418
Sabine Royalty Trust .	177,181	13,311,609
San Juan Basin Royalty Trust	1,345,851	10,255,385
		64,920,750
Financials — 13.5%
AGNC Investment ‡	1,193,188	11,824,493
Annaly Capital Management ‡	629,477	12,576,950
KKR Real Estate Finance Trust ‡	894,702	9,609,100
New York Community Bancorp .	1,447,320	15,471,851
TFS Financial .	941,237	11,332,493
Two Harbors Investment ‡	792,008	11,032,671
Virtu Financial, Cl A .	670,431	13,442,142
		85,289,700
Health Care — 2.2%
AbbVie	89,840	13,576,621
Industrials — 11.8%
3M	120,278	12,775,929
Eagle Bulk Shipping .	237,232	10,609,015
Ennis	627,171	12,185,933
Genco Shipping & Trading .	752,645	11,598,259
Healthcare Services Group *	948,382	14,804,243
National Presto Industries	177,727	12,088,991
		74,062,370
Information Technology — 3.7%
International Business Machines .	100,671	12,725,821
Western Union .	982,652	10,740,386
		23,466,207
Materials — 3.4%
Kronos Worldwide .	1,221,274	11,357,848
Mativ Holdings	508,276	9,845,306
		21,203,154
Real Estate — 8.4%
Alexander's ‡	60,312	11,222,254
Easterly Government Properties, Cl A ‡	858,512	12,079,264

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Global Net Lease ‡	942,415	$10,611,593
Iron Mountain ‡	258,389	14,273,408
Office Properties Income Trust ‡	771,316	5,028,980
		53,215,499
Utilities — 6.2%
Avangrid .	328,742	13,235,153
Clearway Energy, Cl C .	414,726	12,595,229
Duke Energy	136,615	13,508,491
		39,338,873
TOTAL UNITED STATES		509,120,005
TOTAL COMMON STOCK
(Cost $573,085,207)		509,120,005
MASTER LIMITED PARTNERSHIPS — 18.8%
UNITED STATES— 18.8%
Energy — 12.5%
CrossAmerica Partners .	626,587	13,396,430
Global Partners .	377,322	11,621,517
Holly Energy Partners .	733,067	12,212,896
Magellan Midstream Partners .	254,945	14,225,931
MPLX	389,324	13,622,447
USA Compression Partners	662,043	13,836,699
		78,915,920
Industrials — 2.0%
Icahn Enterprises .	250,442	12,719,949
Materials — 2.1%
Westlake Chemical Partners	574,438	12,890,389
Oil & Gas — 2.2%
Dorchester Minerals	458,901	13,734,907
TOTAL UNITED STATES		118,261,165
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $89,488,760)		118,261,165
TOTAL INVESTMENTS — 99.6%
(Cost $662,573,967)		$627,381,170

Percentages are based on Net Assets of $629,894,574.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® U.S. ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP. Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 102.1%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	19,564	$3,203,409
UNITED STATES — 102.0%
Communication Services — 8.4%
Activision Blizzard *	54,240	4,214,990
Alphabet, Cl A *	463,176	49,717,312
Alphabet, Cl C *	403,656	43,683,652
AT&T	549,689	9,713,005
Charter Communications, Cl A *	8,277	3,051,730
Comcast, Cl A	325,024	13,446,243
DISH Network, Cl A *	20,121	151,109
Electronic Arts	20,953	2,666,898
Fox, Cl A	26,683	887,476
Fox, Cl B	13,345	407,556
Interpublic Group	32,157	1,148,970
Live Nation Entertainment *	12,383	839,320
Match Group *	24,031	886,744
Meta Platforms, Cl A *	172,944	41,561,902
Netflix *	34,370	11,339,694

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
News, Cl A .	33,369	$587,628
News, Cl B .	11,407	202,474
Omnicom Group .	16,499	1,494,314
Paramount Global, Cl B	38,872	906,884
Take-Two Interactive Software *	12,409	1,542,315
T-Mobile US *	45,432	6,537,665
Verizon Communications	324,464	12,598,937
Walt Disney *	141,312	14,484,480
Warner Bros Discovery *	164,374	2,237,130
		224,308,428
Consumer Discretionary — 10.1%
Advance Auto Parts	4,894	614,344
Amazon.com *	693,809	73,162,159
Aptiv *	21,883	2,250,885
AutoZone *	1,419	3,779,237
Bath & Body Works .	20,525	720,427
Best Buy	15,275	1,138,293
Booking Holdings *	3,015	8,099,225
BorgWarner .	19,505	938,776
Caesars Entertainment *	19,381	877,765
CarMax *	13,155	921,245
Carnival *	86,826	799,667
Chipotle Mexican Grill, Cl A *	2,088	4,317,191
Darden Restaurants .	9,786	1,486,787
Domino's Pizza .	2,892	918,123
DR Horton	25,490	2,799,312
eBay	43,013	1,997,094
Etsy *	10,574	1,068,291
Expedia Group *	10,397	976,902
Ford Motor .	296,151	3,518,274
Garmin	13,124	1,288,383
General Motors	105,528	3,486,645
Genuine Parts .	11,577	1,948,525
Hasbro .	12,323	729,768
Hilton Worldwide Holdings .	21,144	3,045,159
Home Depot .	79,070	23,763,698
Las Vegas Sands *	25,679	1,639,604
Lennar, Cl A .	19,885	2,243,227
LKQ	20,094	1,160,027

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe's	46,616	$9,688,203
Marriott International, Cl A	20,350	3,446,069
McDonald's .	56,730	16,777,898
MGM Resorts International .	25,451	1,143,259
Mohawk Industries *	4,557	482,586
Newell Brands .	33,277	404,316
NIKE, Cl B	96,239	12,195,406
Norwegian Cruise Line Holdings *	34,186	456,383
NVR *	229	1,337,360
O'Reilly Automotive *	4,753	4,359,974
Pool .	2,952	1,037,097
PulteGroup .	17,452	1,171,902
Ralph Lauren, Cl A .	3,634	417,147
Ross Stores	27,244	2,907,752
Royal Caribbean Cruises *	17,089	1,118,133
Starbucks	88,605	10,126,665
Tapestry .	19,354	789,837
Tesla *	208,961	34,334,382
TJX	88,712	6,992,280
Tractor Supply .	8,681	2,069,550
Ulta Beauty *	3,786	2,087,714
VF .	26,426	621,275
Whirlpool	4,503	628,574
Wynn Resorts *	8,572	979,608
Yum! Brands	22,268	3,130,435
		268,392,838
Consumer Staples — 7.5%
Altria Group .	136,833	6,500,936
Archer-Daniels-Midland	41,338	3,227,671
Brown-Forman, Cl B	15,527	1,010,652
Bunge .	11,972	1,120,579
Campbell Soup .	15,445	838,664
Church & Dwight	19,130	1,857,906
Clorox	9,861	1,633,179
Coca-Cola .	301,655	19,351,168
Colgate-Palmolive	63,716	5,084,537
Conagra Brands .	40,124	1,523,107
Constellation Brands, Cl A	13,207	3,030,610
Costco Wholesale	34,360	17,290,639

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar General .	16,953	$3,754,411
Dollar Tree *	16,743	2,573,567
Estee Lauder, Cl A .	17,652	4,355,101
General Mills	44,736	3,964,952
Hershey	11,928	3,257,060
Hormel Foods	23,317	942,939
J M Smucker .	8,528	1,316,808
Kellogg .	20,410	1,424,006
Keurig Dr Pepper	63,215	2,067,131
Kimberly-Clark	25,553	3,702,374
Kraft Heinz	59,316	2,329,339
Kroger	51,501	2,504,494
Lamb Weston Holdings .	11,589	1,295,766
McCormick .	19,610	1,722,739
Molson Coors Beverage, Cl B	15,382	914,921
Mondelez International, Cl A .	104,749	8,036,343
Monster Beverage *	57,366	3,212,496
PepsiCo	106,747	20,376,935
Philip Morris International	119,705	11,966,909
Procter & Gamble .	183,177	28,645,219
Sysco .	41,173	3,159,616
Target	35,197	5,552,327
Tyson Foods, Cl A	23,435	1,464,453
Walgreens Boots Alliance	56,983	2,008,651
Walmart	108,604	16,395,946
		199,414,151
Energy — 4.8%
APA .	25,583	942,734
Baker Hughes, Cl A	80,646	2,358,089
Chevron .	138,007	23,265,220
ConocoPhillips .	94,359	9,708,598
Coterra Energy	62,992	1,612,595
Devon Energy	53,151	2,839,858
Diamondback Energy	14,827	2,108,399
EOG Resources	44,871	5,360,738
EQT .	30,638	1,067,428
Exxon Mobil	320,021	37,871,285
Halliburton .	73,479	2,406,437
Hess	22,377	3,246,008

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan .	157,369	$2,698,878
Marathon Oil .	52,862	1,277,146
Marathon Petroleum	34,502	4,209,244
Occidental Petroleum .	54,960	3,381,689
ONEOK .	35,491	2,321,466
Phillips 66 .	35,272	3,491,928
Pioneer Natural Resources	19,055	4,145,415
Schlumberger	108,526	5,355,758
Targa Resources	18,856	1,424,194
Valero Energy .	29,171	3,345,039
Williams	96,554	2,921,724
		127,359,870
Financials — 13.4%
Aflac	45,495	3,177,826
Allstate	20,896	2,418,921
American Express .	45,746	7,380,660
American International Group	55,852	2,962,390
Ameriprise Financial	8,427	2,571,246
Aon, Cl A .	15,669	5,095,245
Arch Capital Group *	30,250	2,270,868
Arthur J Gallagher	16,039	3,337,074
Assurant .	4,625	569,476
Bank of America	540,397	15,822,824
Bank of New York Mellon	54,924	2,339,213
Berkshire Hathaway, Cl B *	140,069	46,019,670
BlackRock, Cl A .	11,525	7,735,580
Brown & Brown .	19,027	1,225,149
Capital One Financial	30,847	3,001,413
Cboe Global Markets .	8,422	1,176,553
Charles Schwab .	116,891	6,106,386
Chubb .	31,821	6,413,841
Cincinnati Financial .	13,142	1,398,834
Citigroup	148,785	7,003,310
Citizens Financial Group .	38,881	1,202,978
CME Group, Cl A .	27,461	5,101,430
Comerica	10,760	466,661
Discover Financial Services	20,872	2,159,626
Everest Re Group	2,961	1,119,258
FactSet Research Systems .	2,776	1,142,851

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fidelity National Information Services .	47,410	$2,783,915
Fifth Third Bancorp	56,929	1,491,540
First Republic Bank *	14,975	52,562
Fiserv *	48,601	5,935,154
FleetCor Technologies *	5,732	1,226,189
Franklin Resources	24,182	650,012
Global Payments	21,182	2,387,423
Globe Life .	6,626	719,054
Goldman Sachs Group	26,079	8,956,572
Hartford Financial Services Group .	24,847	1,763,889
Huntington Bancshares	114,046	1,277,315
Intercontinental Exchange .	42,586	4,638,893
Invesco	32,568	557,890
Jack Henry & Associates .	5,867	958,316
JPMorgan Chase .	227,849	31,497,846
KeyCorp	78,001	878,291
Lincoln National .	13,163	286,032
Loews .	16,842	969,594
M&T Bank .	13,491	1,697,168
MarketAxess Holdings .	2,745	873,926
Marsh & McLennan .	37,990	6,845,418
Mastercard, Cl A .	65,469	24,880,184
MetLife .	53,434	3,277,107
Moody's .	12,609	3,948,130
Morgan Stanley	100,674	9,057,640
MSCI, Cl A	6,394	3,084,785
Nasdaq .	27,986	1,549,585
Northern Trust .	17,044	1,332,159
PayPal Holdings *	86,716	6,590,416
PNC Financial Services Group	30,405	3,960,251
Principal Financial Group	17,790	1,328,735
Progressive	44,810	6,112,084
Prudential Financial .	29,814	2,593,818
Raymond James Financial .	16,233	1,469,573
Regions Financial .	73,799	1,347,570
S&P Global .	25,358	9,194,304
State Street .	28,757	2,077,981
Synchrony Financial	37,228	1,098,598
T Rowe Price Group	18,188	2,043,058

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Travelers .	17,432	$3,157,632
Truist Financial	100,054	3,259,759
US Bancorp .	105,428	3,614,072
Visa, Cl A .	126,172	29,364,010
W R Berkley	16,153	951,735
Wells Fargo .	294,386	11,701,844
Willis Towers Watson	8,642	2,001,487
Zions Bancorp .	13,453	374,801
		355,037,600
Health Care — 14.7%
Abbott Laboratories .	134,948	14,907,706
AbbVie	137,171	20,729,282
Agilent Technologies	22,308	3,021,172
Align Technology *	5,727	1,862,993
AmerisourceBergen	13,354	2,228,115
Amgen .	41,163	9,868,418
Baxter International	40,952	1,952,591
Becton Dickinson	21,704	5,736,584
Biogen *	10,873	3,307,893
Bio-Rad Laboratories, Cl A *	1,574	709,543
Bio-Techne	12,640	1,009,683
Boston Scientific *	109,543	5,709,381
Bristol-Myers Squibb .	164,179	10,962,232
Cardinal Health	20,918	1,717,368
Catalent *	15,009	752,251
Centene *	41,332	2,849,015
Charles River Laboratories International *	4,151	789,188
Cigna Group	22,876	5,794,262
Cooper .	4,209	1,605,523
CVS Health .	98,604	7,228,659
Danaher	50,671	12,004,467
DaVita *	4,651	420,264
DENTSPLY SIRONA .	19,626	822,918
Dexcom *	29,277	3,552,471
Edwards Lifesciences *	46,943	4,130,045
Elevance Health	18,384	8,615,662
Eli Lilly	61,170	24,214,756
GE HealthCare Technologies .	27,051	2,200,328
Gilead Sciences	95,964	7,889,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HCA Healthcare	16,170	$4,646,126
Henry Schein *	10,496	848,182
Hologic *	20,282	1,744,455
Humana	9,502	5,040,716
IDEXX Laboratories *	6,240	3,071,078
Illumina *	12,544	2,578,545
Incyte *	14,039	1,044,642
Insulet *	5,598	1,780,388
Intuitive Surgical *	26,946	8,116,674
IQVIA Holdings *	15,016	2,826,462
Johnson & Johnson .	203,100	33,247,470
Laboratory Corp of America Holdings	7,312	1,657,704
McKesson .	10,393	3,785,546
Medtronic	102,413	9,314,462
Merck .	196,666	22,709,023
Mettler-Toledo International *	1,741	2,596,702
Moderna *	26,505	3,522,249
Molina Healthcare *	4,944	1,472,768
Organon .	20,123	495,630
PerkinElmer	10,297	1,343,656
Pfizer	434,839	16,910,889
Quest Diagnostics .	9,074	1,259,562
Regeneron Pharmaceuticals *	8,233	6,601,137
ResMed	11,901	2,867,665
STERIS	8,067	1,521,033
Stryker .	25,926	7,768,726
Teleflex	3,870	1,054,652
Thermo Fisher Scientific	30,395	16,866,186
UnitedHealth Group	72,593	35,722,289
Universal Health Services, Cl B .	5,386	809,785
Vertex Pharmaceuticals *	19,715	6,717,492
Viatris, Cl W	100,198	934,847
Waters *	4,905	1,473,266
West Pharmaceutical Services	6,063	2,190,198
Zimmer Biomet Holdings .	17,173	2,377,430
Zoetis, Cl A .	35,743	6,282,905
		389,792,510
Industrials — 8.7%
3M	41,909	4,451,574

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
A O Smith .	10,580	$722,508
Alaska Air Group *	9,487	412,305
Allegion .	6,620	731,378
American Airlines Group *	55,575	758,043
AMETEK	18,761	2,587,705
Automatic Data Processing	31,800	6,996,000
Boeing *	43,321	8,957,916
Broadridge Financial Solutions .	9,358	1,360,747
Carrier Global	67,729	2,832,427
Caterpillar .	40,066	8,766,441
Ceridian HCM Holding *	12,462	791,088
CH Robinson Worldwide	9,144	922,355
Cintas	6,499	2,962,049
Copart *	34,740	2,746,197
CoStar Group *	32,746	2,519,805
CSX	160,504	4,917,842
Cummins	11,582	2,722,233
Deere .	20,790	7,859,036
Delta Air Lines *	50,735	1,740,718
Dover	11,673	1,706,126
Eaton	30,353	5,072,593
Emerson Electric	43,305	3,605,574
Equifax .	10,150	2,115,057
Expeditors International of Washington .	12,850	1,462,844
Fastenal	45,336	2,440,890
FedEx .	17,646	4,019,406
Fortive .	27,478	1,733,587
Generac Holdings *	4,840	494,745
General Dynamics	17,080	3,729,247
General Electric .	83,829	8,296,556
Honeywell International .	51,531	10,297,955
Howmet Aerospace .	29,322	1,298,671
Huntington Ingalls Industries	3,329	671,326
IDEX .	5,395	1,113,096
Illinois Tool Works	21,171	5,122,112
Ingersoll Rand .	33,464	1,908,117
Jacobs Solutions .	10,693	1,234,614
JB Hunt Transport Services	6,571	1,151,831
Johnson Controls International	51,733	3,095,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
L3Harris Technologies .	15,316	$2,988,917
Leidos Holdings	11,205	1,044,978
Lockheed Martin	17,501	8,128,339
Masco .	20,192	1,080,474
Nordson .	4,559	986,157
Norfolk Southern .	17,264	3,505,110
Northrop Grumman	10,999	5,073,509
Old Dominion Freight Line	7,315	2,343,653
Otis Worldwide	32,992	2,814,218
PACCAR	42,262	3,156,549
Parker-Hannifin	9,686	3,146,788
Paychex	25,474	2,798,574
Paycom Software *	4,138	1,201,551
Pentair	13,399	778,214
Quanta Services .	11,650	1,976,306
Raytheon Technologies	113,112	11,299,889
Republic Services, Cl A	16,562	2,395,196
Robert Half International	9,352	682,696
Rockwell Automation	8,946	2,535,386
Rollins .	19,838	838,155
Snap-On .	4,504	1,168,383
Southwest Airlines .	46,325	1,403,184
Stanley Black & Decker .	13,135	1,134,076
Textron	17,167	1,149,159
Trane Technologies .	18,601	3,456,252
TransDigm Group *	3,920	2,998,800
Union Pacific	47,140	9,225,298
United Airlines Holdings *	26,304	1,152,115
United Parcel Service, Cl B .	56,347	10,131,754
United Rentals .	5,742	2,073,494
Verisk Analytics, Cl A .	12,756	2,476,067
Waste Management .	28,286	4,696,890
Westinghouse Air Brake Technologies	14,345	1,401,076
WW Grainger .	3,366	2,341,289
Xylem .	13,852	1,438,392
		231,349,305
Information Technology — 26.1%
Accenture, Cl A	48,672	13,642,275
Adobe *	35,377	13,356,940

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Advanced Micro Devices *	124,452	$11,122,275
Akamai Technologies *	13,159	1,078,643
Amphenol, Cl A .	44,951	3,392,452
Analog Devices	38,930	7,002,728
ANSYS *	7,052	2,213,764
Apple .	1,158,456	196,566,814
Applied Materials .	64,766	7,320,501
Arista Networks *	18,608	2,980,257
Autodesk *	16,287	3,172,545
Broadcom	32,401	20,299,226
Cadence Design Systems *	20,869	4,371,012
CDW	10,968	1,860,063
Cisco Systems	317,904	15,020,964
Cognizant Technology Solutions, Cl A	40,380	2,411,090
Corning .	56,168	1,865,901
DXC Technology *	20,409	486,755
Enphase Energy *	10,138	1,664,660
EPAM Systems *	4,933	1,393,277
F5 *	5,036	676,637
Fair Isaac *	1,902	1,384,561
First Solar *	8,088	1,476,707
Fortinet *	51,732	3,261,703
Gartner *	5,809	1,756,990
Gen Digital	48,595	858,674
Hewlett Packard Enterprise	102,339	1,465,494
HP	71,550	2,125,751
Intel .	318,905	9,905,189
International Business Machines .	69,627	8,801,549
Intuit .	21,642	9,607,966
Juniper Networks .	27,341	824,331
Keysight Technologies *	14,785	2,138,502
KLA	10,522	4,067,174
Lam Research	10,329	5,413,222
Microchip Technology	44,113	3,219,808
Micron Technology .	83,306	5,361,574
Microsoft	579,736	178,129,683
Monolithic Power Systems .	3,279	1,514,800
Motorola Solutions	12,668	3,691,455
NetApp .	15,137	951,966

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NVIDIA .	191,314	$53,087,722
ON Semiconductor *	34,989	2,517,808
Oracle .	118,644	11,237,960
PTC *	8,513	1,070,850
Qorvo *	7,605	700,268
QUALCOMM .	85,979	10,042,347
Roper Technologies	8,374	3,808,328
Salesforce *	77,405	15,354,830
Seagate Technology Holdings .	14,575	856,573
ServiceNow *	15,578	7,156,845
Skyworks Solutions	13,037	1,380,618
SolarEdge Technologies *	4,541	1,297,046
Synopsys *	11,606	4,309,540
TE Connectivity	25,453	3,114,684
Teledyne Technologies *	3,952	1,637,709
Teradyne .	13,129	1,199,728
Texas Instruments .	70,033	11,709,518
Trimble *	19,802	932,674
Tyler Technologies *	3,509	1,330,016
VeriSign *	7,435	1,649,083
Western Digital *	26,284	905,221
Zebra Technologies, Cl A *	4,335	1,248,610
		694,403,856
Materials — 2.7%
Air Products & Chemicals .	16,958	4,991,757
Albemarle	9,118	1,691,024
Amcor	117,922	1,293,604
Avery Dennison .	6,608	1,152,964
Ball	26,475	1,407,941
Celanese, Cl A .	8,202	871,380
CF Industries Holdings	14,986	1,072,698
Corteva .	57,211	3,496,736
Dow	57,093	3,105,859
DuPont de Nemours .	34,161	2,381,705
Eastman Chemical .	9,351	788,009
Ecolab	18,672	3,133,908
FMC .	10,553	1,304,140
Freeport-McMoRan .	108,713	4,121,310
International Flavors & Fragrances	21,103	2,046,147

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
International Paper .	27,602	$913,902
Linde	38,101	14,076,414
LyondellBasell Industries, Cl A	19,845	1,877,535
Martin Marietta Materials	5,179	1,881,013
Mosaic .	26,742	1,145,895
Newmont	63,179	2,994,685
Nucor	20,389	3,021,242
Packaging Corp of America .	7,741	1,047,048
PPG Industries	17,580	2,465,771
Sealed Air	13,250	635,868
Sherwin-Williams .	17,931	4,259,330
Steel Dynamics	13,574	1,411,017
Vulcan Materials	11,061	1,937,002
Westrock .	22,626	677,196
		71,203,100
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	12,575	1,561,564
American Tower ‡	35,786	7,314,301
AvalonBay Communities ‡	11,473	2,069,385
Boston Properties ‡	12,979	692,559
Camden Property Trust ‡	8,429	927,611
CBRE Group, Cl A *	25,426	1,949,157
Crown Castle ‡	32,895	4,049,046
Digital Realty Trust ‡	23,136	2,293,934
Equinix ‡	7,059	5,111,281
Equity Residential ‡	26,420	1,671,065
Essex Property Trust ‡	5,276	1,159,295
Extra Space Storage ‡	10,978	1,669,095
Federal Realty Investment Trust ‡	6,220	615,096
Healthpeak Properties ‡	45,806	1,006,358
Host Hotels & Resorts ‡	61,827	999,743
Invitation Homes ‡	47,524	1,585,876
Iron Mountain ‡	20,673	1,141,977
Kimco Realty ‡	51,086	980,340
Mid-America Apartment Communities ‡	9,166	1,409,731
ProLogis ‡	71,089	8,903,897
Public Storage ‡	11,957	3,525,282
Realty Income ‡	47,158	2,963,409
Regency Centers ‡	13,345	819,783

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡	8,552	$2,231,131
Simon Property Group ‡	24,528	2,779,513
UDR ‡	25,057	1,035,606
Ventas ‡	31,552	1,516,074
VICI Properties, Cl A ‡	81,476	2,765,295
Welltower ‡	38,521	3,051,634
Weyerhaeuser ‡	58,252	1,742,317
		69,541,355
Utilities — 3.0%
AES .	52,213	1,235,359
Alliant Energy .	19,769	1,090,063
Ameren .	21,370	1,901,289
American Electric Power	38,911	3,596,155
American Water Works	15,521	2,300,988
Atmos Energy	11,756	1,341,830
CenterPoint Energy .	52,841	1,610,065
CMS Energy	20,953	1,304,534
Consolidated Edison	28,693	2,825,400
Constellation Energy .	25,818	1,998,313
Dominion Energy	63,094	3,605,191
DTE Energy .	15,580	1,751,348
Duke Energy	58,922	5,826,207
Edison International .	30,581	2,250,761
Entergy	16,738	1,800,674
Evergy	19,715	1,224,499
Eversource Energy .	28,198	2,188,447
Exelon	74,989	3,182,533
FirstEnergy	43,234	1,720,713
NextEra Energy .	153,540	11,765,770
NiSource .	33,454	952,101
NRG Energy	19,689	672,773
PG&E *	131,862	2,256,159
Pinnacle West Capital	9,602	753,373
PPL	57,914	1,663,290
Public Service Enterprise Group .	37,233	2,353,126
Sempra Energy .	23,831	3,705,482
Southern	83,405	6,134,438
WEC Energy Group .	25,136	2,417,329

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	43,758	$3,059,122
		78,487,332
TOTAL UNITED STATES		2,709,290,345
TOTAL COMMON STOCK
(Cost $2,622,785,576)		2,712,493,754
TOTAL INVESTMENTS — 102.1%
(Cost $2,622,785,576)		$2,712,493,754
WRITTEN OPTIONS— (2.2)%
(Premiums Received $(49,593,884))		$(58,675,100)

Percentages are based on Net Assets of $2,657,440,794.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (2.2)%
Call Options
S&P 500 Index	(6,505)	$(2,680,060,000)	$4,120.00	05/19/23	$ (58,675,100)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was
$2,712,493,754.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,712,493,754	$—	$—	$2,712,493,754
Total Investments in Securities	$2,712,493,754	$—	$—	$2,712,493,754

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(58,675,100)	$—	$—	$(58,675,100)
Total Other Financial Instruments	$(58,675,100)	$—	$—	$(58,675,100)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 103.2%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	28,813	$36,808,319
CHINA — 0.8%
Consumer Discretionary — 0.5%
JD.com ADR .	261,504	9,340,923
PDD Holdings ADR *	339,353	23,126,907
		32,467,830
Information Technology — 0.3%
NXP Semiconductors .	147,984	24,230,900
TOTAL CHINA		56,698,730
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G .	50,069	31,886,943

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.4%
Health Care — 0.4%
AstraZeneca ADR .	343,814	$25,174,061
UNITED STATES — 101.1%
Communication Services — 17.5%
Activision Blizzard *	447,898	34,806,154
Alphabet, Cl A *	2,672,981	286,917,780
Alphabet, Cl C *	2,627,803	284,380,841
Charter Communications, Cl A *	87,072	32,103,446
Comcast, Cl A	2,404,249	99,463,781
Electronic Arts	156,404	19,907,101
Meta Platforms, Cl A *	1,272,728	305,861,993
Netflix *	254,502	83,967,845
Sirius XM Holdings .	2,206,637	8,385,221
T-Mobile US *	697,172	100,323,051
Warner Bros Discovery *	1,384,654	18,845,141
		1,274,962,354
Consumer Discretionary — 13.8%
Airbnb, Cl A *	233,453	27,937,321
Amazon.com *	4,517,465	476,366,684
Booking Holdings *	21,696	58,282,182
eBay	307,154	14,261,160
Lucid Group *	1,065,692	8,461,595
Lululemon Athletica *	69,951	26,576,483
Marriott International, Cl A	175,760	29,763,198
O'Reilly Automotive *	35,351	32,427,826
Rivian Automotive, Cl A *	498,113	6,385,809
Ross Stores	196,427	20,964,654
Starbucks	656,891	75,076,072
Tesla *	1,394,636	229,152,641
		1,005,655,625
Consumer Staples — 6.3%
Costco Wholesale	253,664	127,648,798
Dollar Tree *	126,039	19,373,455
Keurig Dr Pepper	802,408	26,238,742
Kraft Heinz	699,000	27,449,730
Mondelez International, Cl A .	778,607	59,734,729

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *	595,454	$33,345,424
PepsiCo	787,523	150,330,265
Walgreens Boots Alliance	491,413	17,322,308
		461,443,451
Energy — 0.4%
Baker Hughes, Cl A	576,067	16,844,199
Diamondback Energy	104,310	14,832,882
		31,677,081
Financials — 1.3%
Fiserv *	358,854	43,823,250
PayPal Holdings *	646,034	49,098,584
		92,921,834
Health Care — 6.2%
Align Technology *	43,601	14,183,405
Amgen .	305,044	73,131,249
Biogen *	82,414	25,072,811
Dexcom *	220,354	26,737,754
Gilead Sciences	712,540	58,577,914
IDEXX Laboratories *	47,226	23,242,748
Illumina *	90,003	18,501,017
Intuitive Surgical *	200,277	60,327,438
Moderna *	220,382	29,286,564
Regeneron Pharmaceuticals *	61,227	49,091,196
Seagen *	106,667	21,333,400
Vertex Pharmaceuticals *	146,651	49,968,395
		449,453,891
Industrials — 4.5%
Automatic Data Processing	236,818	52,099,960
Cintas	57,824	26,354,444
Copart *	271,504	21,462,391
CoStar Group *	231,823	17,838,780
CSX	1,177,545	36,079,979
Fastenal	325,364	17,517,598
Honeywell International .	381,784	76,295,715
Old Dominion Freight Line	62,537	20,036,229
PACCAR	297,848	22,246,267

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paychex	205,565	$22,583,371
Verisk Analytics, Cl A .	88,079	17,097,015
		329,611,749
Information Technology — 49.9%
Adobe *	261,590	98,765,920
Advanced Micro Devices *	920,955	82,305,748
Analog Devices	289,013	51,987,658
ANSYS *	49,520	15,545,318
Apple .	5,610,479	951,986,077
Applied Materials .	482,593	54,547,487
Atlassian, Cl A *	85,391	12,608,835
Autodesk *	123,074	23,973,585
Broadcom	238,499	149,419,624
Cadence Design Systems *	155,897	32,652,627
Cisco Systems	2,341,444	110,633,229
Cognizant Technology Solutions, Cl A	290,133	17,323,841
Crowdstrike Holdings, Cl A *	124,323	14,924,976
Datadog, Cl A *	167,137	11,261,691
Enphase Energy *	77,812	12,776,730
Fortinet *	447,544	28,217,649
GLOBALFOUNDRIES *	310,463	18,255,224
Intel .	2,363,938	73,423,914
Intuit .	160,387	71,203,809
KLA	79,063	30,561,012
Lam Research	77,110	40,411,809
Marvell Technology .	486,336	19,200,545
Microchip Technology	312,231	22,789,741
Micron Technology .	623,050	40,099,498
Microsoft	3,268,400	1,004,248,584
NVIDIA .	1,412,769	392,029,270
Palo Alto Networks *	172,676	31,506,463
QUALCOMM .	637,117	74,415,266
Synopsys *	86,900	32,267,708
Texas Instruments .	517,829	86,581,009
Workday, Cl A *	116,399	21,666,510
Zoom Video Communications, Cl A *	138,344	8,498,472
Zscaler *	81,566	7,349,097
		3,643,438,926

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.2%
American Electric Power	293,478	$27,123,237
Constellation Energy .	186,003	14,396,632
Exelon	566,772	24,053,804
Xcel Energy	313,310	21,903,502
		87,477,175
TOTAL UNITED STATES		7,376,642,086
TOTAL COMMON STOCK
(Cost $6,670,624,647)		7,527,210,139
TOTAL INVESTMENTS — 103.2%
(Cost $6,670,624,647)		$7,527,210,139
WRITTEN OPTIONS— (3.3)%
(Premiums Received $(177,582,812))		$(241,541,820)

Percentages are based on Net Assets of $7,294,886,912.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (3.3)%
Call Options
Nasdaq-100	(5,682)	($7,372,395,000)	$12,975.00	05/19/23	$ (241,541,820)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was
$7,527,210,139.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,527,210,139	$—	$—	$7,527,210,139
Total Investments in Securities	$7,527,210,139	$—	$—	$7,527,210,139

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(241,541,820)	$—	$—	$(241,541,820)
Total Other Financial Instruments	$(241,541,820)	$—	$—	$(241,541,820)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 94.8%
BRAZIL — 7.1%
Financials — 1.8%
Banco do Brasil .	88,800	$760,760
Materials — 3.7%
Cia Siderurgica Nacional	259,551	737,224
Vale	61,435	889,072
		1,626,296
Utilities — 1.6%
CPFL Energia .	105,208	696,921
TOTAL BRAZIL		3,083,977
CHILE — 4.2%
Industrials — 1.8%
Cia Sud Americana de Vapores .	7,796,265	801,663
Materials — 2.4%
Empresas CMPC	654,871	1,032,643
TOTAL CHILE		1,834,306

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 35.4%
Energy — 9.8%
China Petroleum & Chemical, Cl H	1,987,600	$1,298,919
China Shenhua Energy, Cl H	314,764	1,042,544
Jizhong Energy Resources, Cl A	699,200	747,348
Yankuang Energy Group, Cl H	346,900	1,186,546
		4,275,357
Financials — 9.5%
Bank of China, Cl H	2,586,500	1,031,318
Bank of Communications, Cl H .	1,499,380	966,492
China CITIC Bank Corp Ltd., Cl H .	1,732,900	935,999
New China Life Insurance C, Cl H	423,500	1,208,474
		4,142,283
Industrials — 1.7%
COSCO SHIPPING Holdings, Cl A .	465,000	746,203
Information Technology — 1.8%
Kingboard Holdings	257,100	784,411
Materials — 6.6%
China Hongqiao Group	744,900	729,727
China National Building Material, Cl H	1,124,400	839,372
Luxi Chemical Group, Cl A .	358,636	621,102
Shanxi Taigang Stainless Steel, Cl A .	1,219,900	704,813
		2,895,014
Real Estate — 4.0%
Longfor Group Holdings .	339,300	922,821
Shanghai Lujiazui Finance & Trade Zone
Development, Cl B .	1,065,300	806,432
		1,729,253
Utilities — 2.0%
Guangdong Investment	925,200	883,960
TOTAL CHINA		15,456,481

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
CZECH REPUBLIC — 1.6%
Financials — 1.6%
Komercni Banka .	21,731	$703,484
EGYPT — 2.1%
Consumer Staples — 2.1%
Eastern SAE .	1,651,792	930,135
INDIA — 4.8%
Energy — 2.8%
Coal India	427,108	1,216,562
Materials — 2.0%
Vedanta .	254,848	869,930
TOTAL INDIA		2,086,492
INDONESIA — 1.8%
Energy — 1.8%
Adaro Energy .	3,730,100	795,856
MEXICO — 2.1%
Financials — 2.1%
Banco del Bajio .	276,540	906,777
RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC *(A)	1,194,381	—
PhosAgro PJSC GDR *(A)	42	—
Severstal PJSC *(A)	71,665	—
TOTAL RUSSIA		—
SOUTH AFRICA — 8.8%
Energy — 1.9%
Exxaro Resources .	79,124	830,112
Materials — 6.9%
African Rainbow Minerals	65,662	824,916
Anglo American Platinum .	11,482	680,257

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Kumba Iron Ore	31,999	$776,569
Sibanye Stillwater .	333,366	736,063
		3,017,805
TOTAL SOUTH AFRICA		3,847,917
SOUTH KOREA — 3.8%
Financials — 3.8%
Korea Investment Holdings .	18,866	776,686
NH Investment & Securities .	125,612	877,520
TOTAL SOUTH KOREA		1,654,206
TAIWAN — 19.6%
Industrials — 2.9%
Evergreen Marine Taiwan	89,120	468,175
Wan Hai Lines .	378,600	800,488
		1,268,663
Information Technology — 11.0%
Asustek Computer	82,500	758,112
Compal Electronics	1,292,600	1,007,002
Lite-On Technology ADR	471,610	1,127,538
MediaTek .	37,400	809,010
Novatek Microelectronics	81,200	1,105,382
		4,807,044
Materials — 5.7%
Asia Cement	679,100	970,853
China Steel .	745,400	705,575
Nan Ya Plastics .	308,800	783,489
		2,459,917
TOTAL TAIWAN		8,535,624
TURKEY — 1.9%
Materials — 1.9%
Eregli Demir ve Celik Fabrikalari *	491,717	837,890

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 1.6%
Consumer Staples — 1.6%
JBS .	201,748	$721,846
TOTAL COMMON STOCK
(Cost $45,321,335)		41,394,991
PREFERRED STOCK — 4.7%
BRAZIL— 4.7%
Materials — 2.2%
Gerdau (B)	190,711	959,872
Utilities — 2.5%
Cia Energetica de Minas Gerais (B)	441,550	1,090,007
TOTAL BRAZIL		2,049,879
RUSSIA— 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A),(B)	3,166,303	—
TOTAL RUSSIA		0
TOTAL PREFERRED STOCK
(Cost $3,411,680)		2,049,879
TOTAL INVESTMENTS — 99.5%
(Cost $48,733,015)		$43,444,870

Percentages are based on Net Assets of $43,642,630.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$40,464,856	$930,135	$ —	^	$41,394,991
Preferred Stock	2,049,879	—	—	^	2,049,879
Total Investments in Securities	$42,514,735	$930,135	$—		$43,444,870

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 7.2%
Real Estate — 7.2%
Dexus ‡	1,718,936	$8,837,775
Stockland ‡	3,565,719	10,486,023
TOTAL AUSTRALIA		19,323,798
BELGIUM — 3.8%
Real Estate — 3.8%
Cofinimmo ‡ *	106,252	10,164,204
CANADA — 3.1%
Real Estate — 3.1%
NorthWest Healthcare Properties Real Estate
Investment Trust ‡	1,361,969	8,184,065
FRANCE — 3.6%
Real Estate — 3.6%
Klepierre ‡	386,077	9,786,187
MEXICO — 3.8%
Real Estate — 3.8%
Fibra Uno Administracion ‡	7,403,700	10,195,017
SINGAPORE — 17.9%
Real Estate — 17.9%
Frasers Logistics & Commercial Trust ‡	9,910,446	10,028,184
Keppel ‡	13,897,010	9,062,248
Mapletree Industrial Trust ‡	5,524,994	9,856,078
Mapletree Pan Asia Commercial Trust ‡	7,297,633	9,626,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Suntec Real Estate Investment Trust ‡	9,325,678	$9,436,469
TOTAL SINGAPORE		48,009,958
SOUTH AFRICA — 3.2%
Real Estate — 3.2%
Growthpoint Properties ‡	12,397,035	8,631,394
UNITED KINGDOM — 3.6%
Real Estate — 3.6%
Land Securities Group ‡	1,149,622	9,741,898
UNITED STATES — 53.5%
Financials — 14.2%
Arbor Realty Trust ‡	651,437	7,471,982
Blackstone Mortgage Trust, Cl A ‡	409,600	7,471,104
KKR Real Estate Finance Trust ‡	621,486	6,674,760
Ladder Capital, Cl A ‡	884,174	8,267,027
Starwood Property Trust ‡	466,558	8,346,723
		38,231,596
Real Estate — 39.3%
Broadstone Net Lease, Cl A ‡	555,234	8,978,134
CareTrust REIT ‡	490,051	9,551,094
Easterly Government Properties, Cl A ‡	613,407	8,630,637
EPR Properties ‡	228,372	9,582,489
Global Net Lease ‡	678,836	7,643,693
Highwoods Properties ‡	330,267	7,569,720
LTC Properties ‡	266,858	8,926,400
National Health Investors ‡	172,651	8,592,840
National Storage Affiliates Trust ‡	228,106	8,793,486
Omega Healthcare Investors ‡	353,174	9,450,936
Physicians Realty Trust ‡	633,429	9,134,046

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Spirit Realty Capital ‡	224,882	$8,648,962
		105,502,437
TOTAL UNITED STATES		143,734,033
TOTAL COMMON STOCK
(Cost $312,011,606)		267,770,554
TOTAL INVESTMENTS — 99.7%
(Cost $312,011,606)		$267,770,554

Percentages are based on Net Assets of $268,687,647.
*	Non-income producing security.
‡	Real Estate Investment Trust

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 94.6%
AUSTRIA — 7.1%
Utilities — 7.1%
Verbund	54,372	$4,856,143
BRAZIL — 11.4%
Utilities — 11.4%
AES Brasil Energia .	262,796	561,013
Centrais Eletricas Brasileiras .	577,155	3,905,113
Engie Brasil Energia	349,284	2,878,555
Omega Energia *	273,562	505,255
TOTAL BRAZIL		7,849,936
CANADA — 8.5%
Utilities — 8.5%
Boralex, Cl A	44,048	1,282,825
Innergex Renewable Energy .	87,495	896,690
Northland Power	105,351	2,583,480
TransAlta Renewables	114,401	1,067,001
TOTAL CANADA		5,829,996
CHINA — 4.1%
Utilities — 4.1%
China Datang Renewable Power, Cl H .	1,065,700	412,709
China Longyuan Power Group, Cl H	1,439,500	1,503,701
Xinyi Energy Holdings	3,260,100	909,517
TOTAL CHINA		2,825,927

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 6.7%
Utilities — 6.7%
Orsted .	51,210	$4,601,186
FRANCE — 2.8%
Utilities — 2.8%
Neoen .	64,835	1,946,911
GERMANY — 3.2%
Energy — 1.5%
VERBIO Vereinigte BioEnergie	27,229	1,014,249
Utilities — 1.7%
Encavis *	69,001	1,194,072
TOTAL GERMANY		2,208,321
GREECE — 1.6%
Utilities — 1.6%
Terna Energy .	49,595	1,099,434
INDIA — 0.9%
Utilities — 0.9%
ReNew Energy Global, Cl A * (A)	120,733	618,153
ISRAEL — 2.0%
Utilities — 2.0%
Energix-Renewable Energies .	233,157	686,690
Enlight Renewable Energy *	43,293	709,322
TOTAL ISRAEL		1,396,012
ITALY — 2.8%
Utilities — 2.8%
ERG	64,437	1,949,187
JAPAN — 1.4%
Utilities — 1.4%
RENOVA *	33,460	471,313

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
West Holdings .	20,711	$491,290
TOTAL JAPAN		962,603
NEW ZEALAND — 11.1%
Utilities — 11.1%
Contact Energy .	335,273	1,621,447
Mercury NZ	593,512	2,324,134
Meridian Energy .	1,104,466	3,724,667
TOTAL NEW ZEALAND		7,670,248
PORTUGAL — 0.6%
Utilities — 0.6%
Greenvolt-Energias Renovaveis * (A)	59,445	404,591
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC (B)	271,804,543	—
SOUTH AFRICA — 0.6%
Utilities — 0.6%
Scatec .	67,660	439,840
SPAIN — 9.7%
Utilities — 9.7%
Atlantica Sustainable Infrastructure	48,874	1,301,026
EDP Renovaveis *	204,195	4,544,680
Solaria Energia y Medio Ambiente *	53,565	846,230
TOTAL SPAIN		6,691,936
THAILAND — 6.1%
Utilities — 6.1%
Absolute Clean Energy NVDR * (A)	4,319,556	252,994
BCPG NVDR .	1,231,640	351,665
Energy Absolute NVDR .	1,603,265	3,180,942
Gunkul Engineering NVDR (A)	3,785,440	419,034
TOTAL THAILAND		4,204,635

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 0.8%
Utilities — 0.8%
Aydem Yenilenebilir Enerji *	299,310	$201,456
Ayen Enerji	129,032	155,250
Galata Wind Enerji	226,167	182,113
TOTAL TURKEY		538,819
UNITED KINGDOM — 2.0%
Utilities — 2.0%
Drax Group .	171,534	1,357,421
UNITED STATES — 11.2%
Energy — 1.0%
Enviva	28,692	616,878
Gevo *	104,657	121,402
		738,280
Industrials — 2.8%
Sunrun *	91,317	1,921,310
Utilities — 7.4%
NextEra Energy Partners .	37,110	2,134,196
Ormat Technologies .	24,124	2,070,080
Sunnova Energy International * (A)	49,135	882,465
		5,086,741
TOTAL UNITED STATES		7,746,331
TOTAL COMMON STOCK
(Cost $95,596,520)		65,197,630
MASTER LIMITED PARTNERSHIP — 5.3%
CANADA— 5.3%
Utilities — 5.3%
Brookfield Renewable Partners, Cl A	118,186	3,643,262
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $2,671,488) .		3,643,262

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Renewable Energy Producers ETF

	Number of
	Rights	Value
RIGHT — 0.0%
Hong Kong — 0.0%
Xinyi Energy Holdings LTD RTS 05/26/2023	325,250	$—
TOTAL RIGHT (Cost $–) .		—
	Shares
SHORT-TERM INVESTMENT(C)(D) — 0.2%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $136,617)	136,617	136,617
	Face Amount
REPURCHASE AGREEMENT(C) — 2.2%
BNP Paribas
4.700%, dated 04/28/2023, to be repurchased
on 05/01/2023, repurchase price $1,527,110
(collateralized by U.S. Treasury Obligations,
ranging in par value $82,009 - $123,253,
1.125% - 2.250%, 01/15/2025 - 08/15/2027,
with a total market value of $1,553,953)
(Cost $1,526,513)	$1,526,513	1,526,513
TOTAL INVESTMENTS — 102.3%
(Cost $99,931,138)		$70,504,022

Percentages are based on Net Assets of $68,935,365.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Renewable Energy Producers ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$63,801,618	$1,396,012	$ —	^	$65,197,630
Master Limited Partnership	3,643,262	—	—		3,643,262
Short-Term Investment	136,617	—	—		136,617
Repurchase Agreement	—	1,526,513	—		1,526,513
Total Investments in Securities	$67,581,497	$2,922,525	$—		$70,504,022

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.
See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	4,891	$800,852
UNITED STATES — 99.7%
Communication Services — 8.3%
Activision Blizzard *	12,388	962,671
Alphabet, Cl A *	109,492	11,752,871
Alphabet, Cl C *	96,094	10,399,293
AT&T	129,456	2,287,488
Charter Communications, Cl A *	1,941	715,647
Comcast, Cl A	79,518	3,289,660
DISH Network, Cl A *	4,959	37,242
Electronic Arts	5,149	655,365
Fox, Cl A	4,662	155,058
Fox, Cl B	3,016	92,109
Interpublic Group	7,774	277,765
Match Group *	4,835	178,411
Meta Platforms, Cl A *	40,914	9,832,452
Netflix *	8,013	2,643,729
News, Cl A .	7,671	135,086

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
News, Cl B .	2,411	$42,795
Omnicom Group .	3,798	343,985
Paramount Global, Cl B	10,767	251,194
Take-Two Interactive Software *	3,077	382,440
T-Mobile US *	10,855	1,562,034
Verizon Communications	75,683	2,938,771
Walt Disney *	33,167	3,399,618
Warner Bros Discovery *	40,391	549,722
		52,885,406
Consumer Discretionary — 10.0%
Advance Auto Parts	993	124,651
Amazon.com *	165,166	17,416,755
Aptiv *	5,254	540,426
AutoZone *	338	900,199
Bath & Body Works .	4,713	165,426
Best Buy	3,644	271,551
Booking Holdings *	700	1,880,417
BorgWarner .	4,308	207,344
CarMax *	2,889	202,317
Carnival *	14,907	137,294
Chipotle Mexican Grill, Cl A *	499	1,031,742
Darden Restaurants .	2,505	380,585
Domino's Pizza .	664	210,800
DR Horton	6,039	663,203
eBay	9,026	419,077
Etsy *	2,437	246,210
Expedia Group *	2,623	246,457
Ford Motor .	72,798	864,840
Garmin	2,732	268,200
General Motors	27,057	893,963
Genuine Parts .	2,865	482,208
Hasbro .	2,446	144,852
Hilton Worldwide Holdings .	5,119	737,238
Home Depot .	18,790	5,647,147
Las Vegas Sands *	6,621	422,751
Lennar, Cl A .	5,035	567,998
LKQ	4,880	281,722
Lowe's	11,393	2,367,807
Marriott International, Cl A	5,047	854,659

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
McDonald's .	13,414	$3,967,191
Mohawk Industries *	1,035	109,607
NIKE, Cl B	22,858	2,896,566
Norwegian Cruise Line Holdings *	6,607	88,203
NVR *	50	292,000
O'Reilly Automotive *	1,128	1,034,726
Pool .	870	305,648
PulteGroup .	5,295	355,559
Ralph Lauren, Cl A .	1,140	130,861
Ross Stores	6,540	698,014
Starbucks	21,075	2,408,662
Tapestry .	5,543	226,210
Tesla *	49,821	8,186,089
TJX	21,318	1,680,285
Tractor Supply .	2,166	516,374
Ulta Beauty *	926	510,624
VF .	5,496	129,211
Whirlpool	1,260	175,883
Wynn Resorts .	2,127	243,074
Yum! Brands	5,377	755,899
		63,288,525
Consumer Staples — 7.2%
Altria Group .	47,523	2,257,818
Archer-Daniels-Midland	15,050	1,175,104
Brown-Forman, Cl B	4,290	279,236
Campbell Soup .	4,573	248,314
Clorox	3,048	504,810
Coca-Cola .	106,093	6,805,866
Colgate-Palmolive	21,880	1,746,024
Conagra Brands .	12,826	486,875
Constellation Brands, Cl A	4,121	945,646
Costco Wholesale	12,093	6,085,439
Dollar General .	4,130	914,630
Dollar Tree *	4,139	636,206
Estee Lauder, Cl A .	6,026	1,486,735
General Mills	15,525	1,375,981
Hormel Foods	8,562	346,247
J M Smucker .	2,823	435,899
Kellogg .	6,840	477,227

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Keurig Dr Pepper	21,729	$710,538
Kimberly-Clark	8,719	1,263,296
Kraft Heinz	20,311	797,613
Kroger	16,939	823,743
Lamb Weston Holdings .	4,415	493,641
McCormick .	6,162	541,332
Molson Coors Beverage, Cl B	5,710	339,631
Monster Beverage *	20,608	1,154,048
Procter & Gamble .	64,310	10,056,798
Sysco .	13,221	1,014,579
Target	8,461	1,334,723
Tyson Foods, Cl A	7,243	452,615
Walgreens Boots Alliance	18,081	637,355
		45,827,969
Energy — 4.7%
APA .	5,849	215,536
Baker Hughes, Cl A	18,358	536,788
Chevron .	32,298	5,444,797
ConocoPhillips .	22,135	2,277,470
Coterra Energy	15,663	400,973
Devon Energy	11,379	607,980
Diamondback Energy	3,108	441,957
EOG Resources	10,797	1,289,917
EQT .	5,070	176,639
Exxon Mobil	75,298	8,910,765
Halliburton .	17,251	564,970
Hess	5,176	750,830
Kinder Morgan .	35,651	611,415
Marathon Oil .	10,879	262,837
Marathon Petroleum	8,515	1,038,830
Occidental Petroleum .	12,988	799,152
ONEOK .	8,124	531,391
Phillips 66 .	8,732	864,468
Pioneer Natural Resources	4,138	900,222
Schlumberger	26,296	1,297,708
Targa Resources	3,250	245,472
Valero Energy .	7,014	804,295

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	22,218	$672,317
		29,646,729
Financials — 13.1%
Aflac	10,263	716,871
Allstate	4,820	557,963
American Express .	11,159	1,800,393
American International Group	13,121	695,938
Ameriprise Financial	1,949	594,679
Aon, Cl A .	3,683	1,197,638
Arch Capital Group *	5,713	428,875
Arthur J Gallagher	3,753	780,849
Assurant .	1,180	145,293
Bank of America	126,803	3,712,792
Bank of New York Mellon	14,430	614,574
Berkshire Hathaway, Cl B *	32,949	10,825,394
BlackRock, Cl A .	2,663	1,787,406
Brown & Brown .	3,593	231,353
Capital One Financial	7,477	727,512
Cboe Global Markets .	2,293	320,332
Charles Schwab .	27,632	1,443,496
Chubb .	7,397	1,490,939
Cincinnati Financial .	2,888	307,399
Citigroup	35,535	1,672,633
Citizens Financial Group .	7,945	245,818
CME Group, Cl A .	6,532	1,213,450
Comerica	2,355	102,136
Discover Financial Services	5,373	555,944
Everest Re Group	728	275,184
FactSet Research Systems .	628	258,541
Fidelity National Information Services .	11,352	666,589
Fifth Third Bancorp	11,481	300,802
First Republic Bank .	3,380	11,864
Fiserv *	11,233	1,371,774
FleetCor Technologies *	1,584	338,849
Franklin Resources	5,735	154,157
Global Payments	5,312	598,716
Globe Life .	1,889	204,994
Goldman Sachs Group	6,225	2,137,914
Hartford Financial Services Group .	6,265	444,752

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Huntington Bancshares	26,599	$297,909
Intercontinental Exchange .	10,278	1,119,583
Invesco	6,143	105,230
Jack Henry & Associates .	1,299	212,179
JPMorgan Chase .	53,239	7,359,759
KeyCorp	17,213	193,818
Lincoln National .	3,062	66,537
Loews .	3,585	206,389
M&T Bank .	3,223	405,453
MarketAxess Holdings .	659	209,806
Marsh & McLennan .	9,213	1,660,091
Mastercard, Cl A .	15,439	5,867,283
MetLife .	11,630	713,268
Moody's .	2,886	903,664
Morgan Stanley	23,295	2,095,851
MSCI, Cl A	1,463	705,824
Nasdaq .	6,957	385,209
Northern Trust .	3,754	293,413
PayPal Holdings *	21,333	1,621,308
PNC Financial Services Group	7,327	954,342
Principal Financial Group	4,425	330,503
Progressive	10,756	1,467,118
Prudential Financial .	7,010	609,870
Raymond James Financial .	3,745	339,035
Regions Financial .	19,107	348,894
S&P Global .	6,118	2,218,264
State Street .	6,154	444,688
Synchrony Financial	8,203	242,071
T Rowe Price Group	4,078	458,082
Travelers .	4,509	816,760
Truist Financial	24,478	797,493
US Bancorp .	24,839	851,481
Visa, Cl A .	29,683	6,908,125
W R Berkley	3,672	216,354
Wells Fargo .	68,932	2,740,047
Willis Towers Watson	1,837	425,449
Zions Bancorp .	2,745	76,476
		83,601,439

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 14.4%
Align Technology *	4,179	$1,359,429
AmerisourceBergen	10,036	1,674,507
Baxter International	29,534	1,408,181
Boston Scientific *	85,526	4,457,615
Cardinal Health	16,419	1,348,000
Cigna Group	17,599	4,457,651
CVS Health .	75,664	5,546,928
DaVita *	3,510	317,164
DENTSPLY SIRONA .	13,476	565,049
Dexcom *	23,051	2,797,008
Edwards Lifesciences *	36,941	3,250,069
Elevance Health	14,076	6,596,717
Gilead Sciences	73,480	6,040,791
Henry Schein *	8,608	695,612
Hologic *	14,576	1,253,682
Humana	7,362	3,905,467
IDEXX Laboratories *	4,898	2,410,600
Incyte *	10,537	784,058
Intuitive Surgical *	20,643	6,218,084
IQVIA Holdings *	11,136	2,096,129
Laboratory Corp of America Holdings	5,286	1,198,389
McKesson .	8,069	2,939,053
Medtronic	78,382	7,128,843
Mettler-Toledo International *	1,309	1,952,373
Molina Healthcare *	3,558	1,059,893
Quest Diagnostics .	7,122	988,605
ResMed	8,548	2,059,726
STERIS	5,840	1,101,132
Stryker .	20,162	6,041,543
Teleflex	2,622	714,547
Waters *	3,530	1,060,271
West Pharmaceutical Services	4,336	1,566,337
Zimmer Biomet Holdings .	12,132	1,679,554
Zoetis, Cl A .	27,461	4,827,095
		91,500,102
Industrials — 8.4%
3M	14,357	1,525,001
A O Smith .	3,251	222,011
Alaska Air Group *	3,537	153,718

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Allegion .	2,214	$244,603
American Airlines Group *	15,660	213,602
AMETEK	5,774	796,408
Automatic Data Processing	7,742	1,703,240
Broadridge Financial Solutions .	2,162	314,376
Carrier Global	21,620	904,148
Caterpillar .	13,069	2,859,497
Ceridian HCM Holding *	2,115	134,260
CH Robinson Worldwide	3,220	324,801
Cintas	2,291	1,044,169
Copart *	10,697	845,598
CoStar Group *	9,612	739,643
CSX	53,661	1,644,173
Cummins	3,566	838,153
Deere .	7,025	2,655,591
Delta Air Lines *	15,752	540,451
Dover	3,556	519,745
Eaton	9,878	1,650,811
Emerson Electric	14,808	1,232,914
Equifax .	3,027	630,766
Expeditors International of Washington .	4,039	459,800
Fastenal	14,123	760,382
FedEx .	6,110	1,391,736
Fortive .	8,762	552,795
Generac Holdings *	1,491	152,410
Howmet Aerospace .	9,376	415,263
IDEX .	1,852	382,105
Illinois Tool Works	7,159	1,732,049
Ingersoll Rand .	9,896	564,270
JB Hunt Transport Services	2,113	370,388
Johnson Controls International	17,535	1,049,294
Masco .	6,525	349,153
Nordson .	1,194	258,274
Norfolk Southern .	6,129	1,244,371
Old Dominion Freight Line	2,333	747,470
Otis Worldwide	10,927	932,073
PACCAR	12,826	957,974
Parker-Hannifin	3,278	1,064,957
Paychex	5,913	649,602

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paycom Software *	986	$286,305
Pentair	3,936	228,603
Quanta Services .	3,434	582,544
Republic Services, Cl A	5,112	739,297
Robert Half International	2,642	192,866
Rockwell Automation	2,788	790,147
Rollins .	6,137	259,288
Snap-On .	1,283	332,823
Southwest Airlines .	14,958	453,078
Stanley Black & Decker .	3,950	341,043
Trane Technologies .	5,925	1,100,924
TransDigm Group .	1,400	1,071,000
Union Pacific	15,698	3,072,099
United Airlines Holdings *	7,834	343,129
United Parcel Service, Cl B .	18,636	3,350,939
United Rentals .	1,686	608,832
Verisk Analytics, Cl A .	3,921	761,105
Waste Management .	9,648	1,602,050
Westinghouse Air Brake Technologies	4,652	454,361
WW Grainger .	1,095	761,649
Xylem .	4,507	468,007
		53,572,134
Information Technology — 25.6%
Accenture, Cl A	11,421	3,201,192
Adobe *	8,472	3,198,688
Advanced Micro Devices *	29,719	2,655,987
Akamai Technologies *	3,145	257,796
Amphenol, Cl A .	11,006	830,623
Analog Devices	9,186	1,652,378
ANSYS *	1,565	491,285
Apple .	272,775	46,284,462
Applied Materials .	15,450	1,746,313
Arista Networks *	4,408	705,985
Autodesk *	3,991	777,407
Broadcom	7,663	4,800,869
Cadence Design Systems *	5,056	1,058,979
CDW	2,494	422,957
Cisco Systems	74,754	3,532,126
Cognizant Technology Solutions, Cl A	9,638	575,485

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
DXC Technology *	5,045	$120,323
Enphase Energy *	2,438	400,320
EPAM Systems *	936	264,364
F5 *	1,266	170,100
First Solar *	1,819	332,113
Fortinet *	12,364	779,550
Gartner *	1,467	443,709
Gen Digital	10,446	184,581
Hewlett Packard Enterprise	25,964	371,804
HP	17,196	510,893
Intel .	73,939	2,296,545
International Business Machines .	16,499	2,085,639
Intuit .	5,043	2,238,840
Juniper Networks .	6,947	209,452
Keysight Technologies *	3,427	495,681
KLA	2,577	996,114
Lam Research	2,604	1,364,704
Microchip Technology	10,026	731,798
Micron Technology .	20,682	1,331,094
Microsoft	136,528	41,949,593
Monolithic Power Systems .	864	399,142
Motorola Solutions	2,987	870,412
NetApp .	3,981	250,365
NVIDIA .	44,777	12,425,170
ON Semiconductor *	7,185	517,033
Oracle .	27,169	2,573,448
PTC *	1,983	249,442
Qorvo *	2,051	188,856
QUALCOMM .	20,220	2,361,696
Roper Technologies	1,869	849,984
Salesforce *	18,011	3,572,842
Seagate Technology Holdings .	3,749	220,329
ServiceNow *	3,676	1,688,828
Skyworks Solutions	2,909	308,063
SolarEdge Technologies *	842	240,500
Synopsys *	2,743	1,018,531
TE Connectivity	6,052	740,583
Teledyne Technologies *	913	378,347
Teradyne .	2,998	273,957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Texas Instruments .	16,392	$2,740,742
Trimble *	4,627	217,932
Tyler Technologies *	827	313,458
VeriSign *	1,663	368,853
Western Digital *	6,040	208,018
Zebra Technologies, Cl A *	1,022	294,367
		162,740,647
Materials — 2.7%
Air Products & Chemicals .	3,998	1,176,851
Albemarle	2,280	422,849
Amcor	29,881	327,795
Avery Dennison .	1,569	273,759
Ball	5,980	318,017
Celanese, Cl A .	1,967	208,974
CF Industries Holdings	3,223	230,702
Corteva .	13,274	811,307
Dow	13,526	735,815
DuPont de Nemours .	9,522	663,874
Eastman Chemical .	2,715	228,793
Ecolab	4,636	778,106
FMC .	2,654	327,981
Freeport-McMoRan .	26,814	1,016,519
International Flavors & Fragrances	4,879	473,068
International Paper .	6,994	231,571
Linde	8,967	3,312,858
LyondellBasell Industries, Cl A	4,940	467,373
Martin Marietta Materials	1,145	415,864
Mosaic .	6,890	295,237
Newmont	14,646	694,220
Nucor	4,668	691,704
Packaging Corp of America .	1,732	234,270
PPG Industries	4,436	622,193
Sealed Air	2,876	138,019
Sherwin-Williams .	4,423	1,050,640
Steel Dynamics	3,048	316,840
Vulcan Materials	2,603	455,837
Westrock .	5,104	152,763
		17,073,799

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	2,594	$322,123
American Tower ‡	8,869	1,812,735
AvalonBay Communities ‡	2,719	490,426
Boston Properties ‡	2,919	155,758
Camden Property Trust ‡	1,732	190,607
CBRE Group, Cl A *	6,335	485,641
Crown Castle ‡	8,360	1,029,032
Digital Realty Trust ‡	5,361	531,543
Equinix ‡	1,708	1,236,729
Equity Residential ‡	6,395	404,484
Essex Property Trust ‡	1,334	293,120
Extra Space Storage ‡	2,513	382,077
Federal Realty Investment Trust ‡	1,356	134,095
Host Hotels & Resorts ‡	14,513	234,675
Invitation Homes ‡	9,427	314,579
Iron Mountain ‡	5,369	296,584
Kimco Realty ‡	11,397	218,708
Mid-America Apartment Communities ‡	2,235	343,743
ProLogis ‡	17,614	2,206,153
Public Storage ‡	2,910	857,955
Realty Income ‡	11,398	716,250
Regency Centers ‡	3,003	184,474
SBA Communications, Cl A ‡	2,156	562,479
Simon Property Group ‡	6,249	708,137
UDR ‡	5,594	231,200
Welltower ‡	8,361	662,358
Weyerhaeuser ‡	14,944	446,975
		15,452,640
Utilities — 2.9%
AES .	13,082	309,520
Alliant Energy .	4,785	263,845
Ameren .	4,910	436,843
American Electric Power	9,093	840,375
American Water Works	3,378	500,789
Atmos Energy	2,328	265,718
CenterPoint Energy .	10,635	324,049
CMS Energy	5,531	344,360
Consolidated Edison	6,358	626,072
Constellation Energy .	5,971	462,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Dominion Energy	14,845	$848,243
DTE Energy .	3,694	415,243
Duke Energy	14,247	1,408,743
Edison International .	6,948	511,373
Entergy	3,761	404,608
Evergy	4,574	284,091
Eversource Energy .	6,374	494,686
Exelon	17,794	755,177
FirstEnergy	10,170	404,766
NextEra Energy .	36,179	2,772,397
NiSource .	6,907	196,573
NRG Energy	5,097	174,165
PG&E *	25,512	436,510
Pinnacle West Capital	2,280	178,889
PPL	14,215	408,255
Public Service Enterprise Group .	9,095	574,804
Sempra Energy .	5,902	917,702
Southern	19,486	1,433,195
WEC Energy Group .	5,809	558,652
Xcel Energy	10,284	718,954
		18,270,752
TOTAL UNITED STATES		633,860,142
TOTAL COMMON STOCK
(Cost $552,337,237)		634,660,994
TOTAL INVESTMENTS — 99.8%
(Cost $552,337,237)		$634,660,994

Percentages are based on Net Assets of $636,028,982.
* Non-income producing security.
‡ Real Estate Investment Trust
As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 98.4%
AUSTRALIA — 8.9%
Energy — 0.5%
Woodside Energy Group	2,890	$64,324
Materials — 6.2%
BHP Group	8,874	260,379
Rio Tinto .	3,392	251,621
Rio Tinto PLC .	3,823	242,610
		754,610
Real Estate — 2.2%
Vicinity ‡	190,927	264,966
TOTAL AUSTRALIA		1,083,900
AUSTRIA — 1.9%
Energy — 1.9%
OMV	4,914	232,409
BELGIUM — 2.0%
Financials — 2.0%
Ageas	5,504	245,426

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 1.7%
Materials — 1.7%
Antofagasta .	11,018	$202,257
CHINA — 2.0%
Industrials — 2.0%
Xinyi Glass Holdings .	134,000	244,105
DENMARK — 1.3%
Industrials — 1.3%
AP Moller - Maersk, Cl A .	92	164,205
FINLAND — 1.7%
Utilities — 1.7%
Fortum .	13,993	209,014
FRANCE — 7.4%
Communication Services — 2.2%
Orange .	20,875	272,311
Financials — 5.2%
AXA .	10,477	342,023
Credit Agricole .	23,243	284,418
		626,441
TOTAL FRANCE		898,752
GERMANY — 7.1%
Communication Services — 2.3%
Telefonica Deutschland Holding .	83,144	281,338
Materials — 3.8%
BASF	4,936	255,301
Covestro *	4,639	203,782
		459,083
Real Estate — 1.0%
Aroundtown *	90,573	123,041
TOTAL GERMANY		863,462

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 9.3%
Communication Services — 2.0%
HKT Trust & HKT	183,920	$241,325
Real Estate — 3.9%
Henderson Land Development	61,900	220,004
New World Development .	95,500	253,656
		473,660
Utilities — 3.4%
CK Infrastructure Holdings	36,700	208,515
Power Assets Holdings	37,006	211,196
		419,711
TOTAL HONG KONG		1,134,696
ITALY — 6.4%
Financials — 4.4%
Assicurazioni Generali .	13,320	277,635
Poste Italiane .	25,288	263,153
		540,788
Utilities — 2.0%
Snam	43,994	244,789
TOTAL ITALY		785,577
JAPAN — 11.5%
Communication Services — 2.0%
SoftBank .	22,032	247,802
Financials — 2.3%
Japan Post Holdings .	34,458	282,922
Industrials — 4.0%
Mitsui OSK Lines .	9,831	242,589
Nippon Yusen .	10,082	237,158
		479,747
Materials — 1.3%
JFE Holdings	13,473	158,512

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.9%
Japan Metropolitan Fund Invest ‡	313	$228,719
TOTAL JAPAN		1,397,702
NETHERLANDS — 1.6%
Financials — 1.6%
NN Group .	5,184	193,270
NEW ZEALAND — 2.2%
Communication Services — 2.2%
Spark New Zealand	83,853	270,871
NORWAY — 2.0%
Communication Services — 2.0%
Telenor	19,752	245,628
PORTUGAL — 2.3%
Utilities — 2.3%
EDP - Energias de Portugal	51,662	285,173
SPAIN — 4.8%
Industrials — 2.9%
ACS Actividades de Construccion y Servicios .	10,419	358,879
Utilities — 1.9%
Enagas .	11,246	225,404
TOTAL SPAIN		584,283
SWEDEN — 3.8%
Communication Services — 1.7%
Tele2, Cl B .	19,363	205,669
Consumer Discretionary — 2.1%
Electrolux, Cl B *	16,929	255,076
TOTAL SWEDEN		460,745

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 2.3%
Financials — 2.3%
Zurich Insurance Group	572	$277,501
UNITED KINGDOM — 15.6%
Communication Services — 1.7%
Vodafone Group	171,588	206,826
Consumer Discretionary — 1.3%
Persimmon .	9,744	160,928
Financials — 10.6%
Admiral Group	9,516	276,410
Aviva .	49,959	265,616
Legal & General Group .	82,791	243,604
M&G .	99,045	255,328
Phoenix Group Holdings .	32,909	244,787
		1,285,745
Utilities — 2.0%
National Grid	16,921	243,412
TOTAL UNITED KINGDOM		1,896,911
UNITED STATES — 2.6%
Financials — 2.6%
Swiss Re	3,145	317,027
TOTAL COMMON STOCK
(Cost $12,665,673)		11,992,914
TOTAL INVESTMENTS — 98.4%
(Cost $12,665,673)		$11,992,914

Percentages are based on Net Assets of $12,192,758.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.4%
Consumer Discretionary — 0.4%
Temple & Webster Group *	62,168	$165,157
BRAZIL — 5.6%
Communication Services — 0.3%
VTEX, Cl A *	40,194	140,679
Consumer Discretionary — 5.3%
MercadoLibre *	1,826	2,332,697
TOTAL BRAZIL		2,473,376
CANADA — 5.5%
Information Technology — 5.5%
Shopify, Cl A *	50,888	2,465,524
CHINA — 22.5%
Communication Services — 4.4%
NetEase ADR .	22,017	1,962,375

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 17.5%
Alibaba Group Holding ADR *	16,590	$1,405,007
Baozun ADR *	40,354	186,839
JD.com ADR .	29,717	1,061,491
PDD Holdings ADR *	20,085	1,368,793
Trip.com Group ADR *	50,763	1,802,594
Vipshop Holdings ADR *	123,745	1,942,797
		7,767,521
Financials — 0.6%
LexinFintech Holdings ADR *	102,777	245,637
TOTAL CHINA		9,975,533
GERMANY — 0.5%
Consumer Discretionary — 0.5%
Jumia Technologies ADR * (A)	74,833	211,029
ISRAEL — 3.5%
Consumer Discretionary — 3.5%
Global-e Online, Cl E *	55,939	1,559,579
JAPAN — 4.7%
Consumer Discretionary — 4.3%
Rakuten Group *	386,924	1,918,068
Information Technology — 0.4%
BASE * (A)	75,239	159,136
TOTAL JAPAN		2,077,204
SINGAPORE — 5.5%
Communication Services — 5.5%
Sea ADR *	32,026	2,439,420
UNITED KINGDOM — 3.9%
Consumer Discretionary — 1.0%
ASOS *	48,711	451,104

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 2.9%
Ocado Group *	203,777	$1,293,952
TOTAL UNITED KINGDOM		1,745,056
UNITED STATES — 47.9%
Communication Services — 6.2%
Angi, Cl A *	58,173	133,798
Shutterstock	17,888	1,198,496
TripAdvisor *	79,748	1,413,932
		2,746,226
Consumer Discretionary — 31.4%
Amazon.com *	19,706	2,077,998
Booking Holdings *	833	2,237,696
eBay	40,435	1,877,397
Etsy *	14,261	1,440,789
Expedia Group *	18,142	1,704,622
Groupon, Cl A * (A)	17,334	62,056
Lands' End *	16,361	117,308
Overstock.com *	34,029	692,831
PetMed Express .	15,090	231,933
Qurate Retail, Cl A *	255,993	203,924
Wayfair, Cl A * (A)	44,416	1,547,009
Williams-Sonoma .	14,598	1,766,942
		13,960,505
Financials — 0.7%
eHealth *	22,305	133,830
LendingTree *	8,127	193,667
		327,497
Industrials — 4.1%
CoStar Group *	23,374	1,798,629
Information Technology — 5.5%
BigCommerce Holdings *	45,545	336,578
GoDaddy, Cl A *	24,739	1,872,247

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
LivePerson *	52,668	$243,853
		2,452,678
TOTAL UNITED STATES		21,285,535
TOTAL COMMON STOCK
(Cost $95,131,887)		44,397,413
SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $96,118)	96,118	96,118
	Face Amount
REPURCHASE AGREEMENT(B) — 2.4%
BNP Paribas
4.700%, dated 04/28/2023, to be repurchased
on 05/01/2023, repurchase price $1,074,417
(collateralized by U.S. Treasury Obligations,
ranging in par value $57,698 - $86,716,
1.125% - 2.250%, 01/15/2025 - 08/15/2027,
with a total market value of $1,093,305)
(Cost $1,073,997)	$1,073,997	$1,073,997
TOTAL INVESTMENTS — 102.6%
(Cost $96,302,002)		$45,567,528

Percentages are based on Net Assets of $44,430,807.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of
April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X E-commerce ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,397,413	$—	$—	$44,397,413
Short-Term Investment	96,118	—	—	96,118
Repurchase Agreement	—	1,073,997	—	1,073,997
Total Investments in Securities	$44,493,531	$1,073,997	$—	$45,567,528

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — 70.0%(A)
AUSTRALIA — 0.0%
Consumer Discretionary — 0.0%
Cenntro Electric Group *	1	$—
BAHAMAS — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings *	32,104	385,248
BERMUDA — 0.2%
Communication Services — 0.0%
Wejo Group *	1	—
Energy — 0.0%
Teekay *	49,003	276,867
Financials — 0.0%
Bank of NT Butterfield & Son	21,713	558,675
SiriusPoint *	36,721	319,106
		877,781

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.2%
Triton International .	27,834	$2,301,037
TOTAL BERMUDA		3,455,685
BRAZIL — 0.1%
Financials — 0.1%
StoneCo, Cl A *	121,326	1,494,736
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG *	44,227	1,003,953
CANADA — 0.3%
Consumer Staples — 0.0%
SunOpta *	40,348	342,958
Energy — 0.0%
Teekay Tankers, Cl A *	10,308	417,371
Health Care — 0.1%
AbCellera Biologics *	91,454	620,058
Aurinia Pharmaceuticals *	55,542	624,848
		1,244,906
Industrials — 0.0%
Brookfield Business, Cl A	10,831	199,940
Li-Cycle Holdings *	54,665	259,659
		459,599
Materials — 0.1%
Novagold Resources *	98,097	533,647
PolyMet Mining *	1	2
		533,649
Utilities — 0.1%
Brookfield Infrastructure, Cl A	42,506	1,810,756
TOTAL CANADA		4,809,239

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 0.1%
Industrials — 0.1%
Textainer Group Holdings	20,012	$702,421
Information Technology — 0.0%
indie Semiconductor, Cl A *	41,295	312,603
TOTAL CHINA		1,015,024
GERMANY — 0.1%
Health Care — 0.0%
Affimed *	1	1
Materials — 0.1%
Orion Engineered Carbons	26,461	640,621
TOTAL GERMANY		640,622
GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	189,726	1,214,246
GREECE — 0.0%
Industrials — 0.0%
Safe Bulkers .	1	4
IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	18,103	265,933
Health Care — 0.1%
Prothena *	17,149	902,380
Industrials — 0.0%
Cimpress *	7,544	391,911
TOTAL IRELAND		1,560,224
ISRAEL — 0.0%
Communication Services — 0.0%
Innovid *	1	1

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.0%
NEOGAMES *	5,784	$77,795
Health Care — 0.0%
Nano-X Imaging *	22,381	136,748
Information Technology — 0.0%
Sapiens International	14,240	286,651
TOTAL ISRAEL		501,195
ITALY — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna	26,424	341,662
Information Technology — 0.0%
Kaleyra *	1	2
TOTAL ITALY		341,664
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	3,671	36,049
MEXICO — 0.1%
Energy — 0.1%
Borr Drilling *	112,613	782,660
MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers .	20,844	1,089,099
Industrials — 0.0%
Costamare .	21,890	197,667
TOTAL MONACO		1,286,766
NORWAY — 0.2%
Energy — 0.1%
FLEX LNG .	12,741	438,418
Frontline	62,115	960,919

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
SFL	49,682	$451,609
		1,850,946
Industrials — 0.1%
Golden Ocean Group	50,760	464,454
TOTAL NORWAY		2,315,400
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior,
Cl E	12,522	225,396
PUERTO RICO — 0.2%
Communication Services — 0.0%
Liberty Latin America, Cl A *	16,493	146,293
Liberty Latin America, Cl C *	63,564	564,448
		710,741
Financials — 0.2%
EVERTEC	27,646	959,040
First BanCorp .	83,523	981,395
OFG Bancorp .	20,787	531,524
		2,471,959
TOTAL PUERTO RICO		3,182,700
SINGAPORE — 0.1%
Information Technology — 0.1%
Kulicke & Soffa Industries	25,569	1,218,619
THAILAND — 0.1%
Information Technology — 0.1%
Fabrinet *	16,033	1,522,333
UNITED KINGDOM — 0.0%
Health Care — 0.0%
Babylon Holdings, Cl A *	4,358	34,690

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.0%
Luxfer Holdings	12,150	$185,288
TOTAL UNITED KINGDOM		219,978
UNITED STATES — 68.1%
Communication Services — 1.8%
AdTheorent Holding *	1	2
Advantage Solutions *	1	1
AMC Networks, Cl A *	13,424	237,471
Anterix *	8,160	257,693
Arena Group Holdings *	4,773	19,569
ATN International .	4,813	174,086
Audacy, Cl A *	1	—
Bandwidth, Cl A *	10,053	122,345
Boston Omaha, Cl A *	9,497	194,309
Bumble, Cl A *	43,167	786,071
Cardlytics *	1	6
Cargurus, Cl A *	49,170	808,355
Cars.com *	29,056	568,626
Charge Enterprises *	1	1
Cinemark Holdings *	47,697	805,125
Clear Channel Outdoor Holdings, Cl A *	1	1
Cogent Communications Holdings .	18,937	1,307,410
Consolidated Communications Holdings *	1	4
Cumulus Media, Cl A *	7,667	26,950
Daily Journal *	617	168,534
DHI Group *	17,672	64,856
EchoStar, Cl A *	15,893	271,294
Entravision Communications, Cl A	24,808	155,050
Eventbrite, Cl A *	31,494	228,961
EverQuote, Cl A *	8,145	56,771
EW Scripps, Cl A *	24,766	208,777
fuboTV *	1	1
Gannett *	1	2
Globalstar *	1	1
Gogo *	24,224	324,844
Gray Television	36,295	279,834
IDT, Cl B *	6,963	231,241
iHeartMedia, Cl A *	47,175	163,697
IMAX *	21,399	448,309

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Integral Ad Science Holding *	30,568	$480,835
Iridium Communications .	54,499	3,459,052
John Wiley & Sons, Cl A .	18,747	723,072
KORE Group Holdings *	1	1
Leafly Holdings *	1	—
Liberty Media-Liberty Braves *	16,216	616,532
Liberty Media-Liberty Braves, Cl A *	4,604	180,339
Lions Gate Entertainment, Cl A *	23,892	274,758
Lions Gate Entertainment, Cl B *	48,530	517,815
Madison Square Garden Entertainment *	11,403	367,975
Magnite *	58,167	546,770
Marcus .	10,412	182,418
MediaAlpha, Cl A *	10,547	78,048
Ooma *	10,025	123,307
Outbrain *	11,814	45,248
Playstudios *	1	4
PubMatic, Cl A *	20,006	273,282
QuinStreet *	22,452	249,442
Quotient Technology *	1	3
Radius Global Infrastructure, Cl A *	34,843	511,844
Reservoir Media *	8,401	55,783
Scholastic	13,744	528,732
Shenandoah Telecommunications	20,650	429,726
Shutterstock	10,334	692,378
Sinclair Broadcast Group, Cl A .	19,040	378,706
Skillz, Cl A *	1	1
Sphere Entertainment *	11,403	320,880
Stagwell, Cl A *	37,731	234,687
TechTarget *	11,786	401,785
TEGNA	96,410	1,648,611
Telephone and Data Systems	44,217	442,170
Thryv Holdings *	11,315	254,135
TrueCar *	1	3
United States Cellular *	6,636	140,949
Urban One *	4,963	28,835
Urban One, Cl A *	3,388	24,190
Vimeo *	59,315	195,146
Vinco Ventures *	1	—
Vivid Seats, Cl A *	10,306	73,997

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
WideOpenWest *	22,515	$257,346
Yelp, Cl A *	30,071	899,724
Ziff Davis *	20,781	1,519,922
ZipRecruiter, Cl A *	35,718	605,063
		25,673,711
Consumer Discretionary — 8.1%
1-800-Flowers.com, Cl A *	10,860	100,021
1stdibs.com *	8,655	32,543
2U *	30,035	166,394
Aaron's	13,517	180,452
Abercrombie & Fitch, Cl A *	22,970	540,714
Academy Sports & Outdoors .	35,457	2,252,229
Accel Entertainment, Cl A *	23,519	208,143
Acushnet Holdings	14,665	735,156
Adient *	41,234	1,523,184
Adtalem Global Education *	20,529	832,862
aka Brands Holding *	1	—
Allbirds, Cl A *	1	1
American Axle & Manufacturing Holdings *	46,528	332,675
American Eagle Outfitters	67,551	904,508
American Public Education *	7,602	43,331
America's Car-Mart *	2,545	204,593
AMMO *	1	2
Arko	34,379	287,408
Asbury Automotive Group *	9,718	1,880,044
Aterian *	1	1
Bally's *	16,695	287,154
BARK *	1	1
Beachbody *	1	—
Beazer Homes USA *	13,062	278,351
Bed Bath & Beyond *	1	—
Big 5 Sporting Goods	8,688	68,461
Big Lots .	12,716	114,317
Biglari Holdings, Cl B *	301	52,133
BJ's Restaurants *	9,846	320,389
Bloomin' Brands .	38,245	947,329
Bluegreen Vacations Holding, Cl A .	6,233	179,448
Boot Barn Holdings *	12,919	936,240
Bowlero *	17,514	256,230

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Brinker International *	18,873	$753,410
Buckle	13,335	447,123
Build-A-Bear Workshop, Cl A *	5,927	137,506
Caleres .	15,728	358,598
Camping World Holdings, Cl A	17,469	391,131
Canoo *	1	1
CarParts.com *	20,261	96,037
Carriage Services, Cl A	6,416	184,203
Cato, Cl A	7,975	65,794
Cavco Industries *	3,930	1,179,865
Century Casinos *	11,233	79,080
Century Communities	12,687	854,343
Cheesecake Factory	21,155	712,712
Chegg *	53,289	958,136
Chico's FAS *	49,956	251,778
Children's Place *	5,914	175,291
Chuy's Holdings *	8,607	300,212
Citi Trends *	3,707	63,983
Clarus .	11,872	115,515
Conn's *	6,922	33,087
Container Store Group *	13,032	40,269
ContextLogic, Cl A *	—	—
Coursera *	51,347	638,757
Cracker Barrel Old Country Store .	9,919	1,053,001
Crocs *	26,419	3,267,238
Dana .	59,278	876,722
Dave & Buster's Entertainment *	18,501	656,045
Denny's *	25,181	282,279
Designer Brands, Cl A	25,968	212,678
Destination XL Group *	24,746	108,635
Dillard's, Cl A .	2,131	635,869
Dine Brands Global	6,933	450,160
Dorman Products *	11,480	989,117
Dream Finders Homes, Cl A *	8,714	132,889
Duluth Holdings, Cl B *	5,057	31,657
Duolingo, Cl A *	10,536	1,434,582
El Pollo Loco Holdings *	8,129	75,762
Ethan Allen Interiors .	9,866	275,557
European Wax Center, Cl A *	12,564	236,706

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Everi Holdings *	37,720	$573,344
EVgo *	28,111	168,385
Express *	1	1
F45 Training Holdings *	1	1
Faraday Future Intelligent Electric *	1	—
First Watch Restaurant Group *	6,991	112,415
Fisker *	76,949	495,552
Foot Locker .	38,182	1,603,262
Fossil Group *	19,378	65,110
Fox Factory Holding *	18,445	2,044,997
Franchise Group .	12,078	353,281
Frontdoor *	36,069	986,848
Full House Resorts *	13,575	95,568
Funko, Cl A *	13,343	131,562
Genesco *	6,040	209,346
Gentherm *	14,447	861,764
G-III Apparel Group *	18,895	296,651
Golden Entertainment *	8,886	374,634
Goodyear Tire & Rubber *	122,600	1,308,142
GoPro, Cl A *	53,214	227,756
Graham Holdings, Cl B .	1,644	946,237
Green Brick Partners *	12,936	482,125
Group 1 Automotive	6,960	1,562,381
Groupon, Cl A *	9,434	33,774
GrowGeneration *	22,976	78,578
Guess? .	16,627	313,419
Haverty Furniture	6,949	209,443
Helen of Troy *	10,349	1,038,419
Hibbett .	5,909	321,036
Hilton Grand Vacations *	40,711	1,742,431
Holley *	1	2
Hovnanian Enterprises, Cl A *	2,388	176,163
Inspirato *	1	1
Inspired Entertainment *	9,225	118,080
Installed Building Products	11,034	1,371,195
International Game Technology .	42,430	1,193,980
iRobot *	11,831	465,313
Jack in the Box .	9,256	857,939
JOANN *	1	2

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Johnson Outdoors, Cl A	2,348	$136,184
KB Home .	33,714	1,477,347
Kontoor Brands .	24,289	1,097,134
Krispy Kreme .	33,425	514,076
Kura Sushi USA, Cl A *	2,090	144,043
Lands' End *	5,973	42,826
Landsea Homes *	4,344	28,670
Latham Group *	1	2
Laureate Education, Cl A *	60,053	744,057
La-Z-Boy .	18,671	536,418
LCI Industries	10,813	1,221,436
Legacy Housing *	4,026	86,962
LGI Homes *	9,127	1,084,288
Life Time Group Holdings *	18,174	377,837
Lifetime Brands .	5,430	26,607
Light & Wonder *	42,406	2,556,658
Lindblad Expeditions Holdings *	12,659	143,173
LL Flooring Holdings *	11,946	39,302
Lordstown Motors, Cl A *	1	1
Lovesac *	6,290	165,364
Lulu's Fashion Lounge Holdings *	1	2
Luminar Technologies, Cl A *	108,339	652,201
M/I Homes *	12,118	819,662
Malibu Boats, Cl A *	8,938	507,231
Marine Products	3,258	44,863
MarineMax *	9,105	265,138
MasterCraft Boat Holdings *	8,121	237,702
MDC Holdings .	25,535	1,046,169
Meritage Homes .	15,778	2,020,373
Modine Manufacturing *	21,440	448,310
Monarch Casino & Resort .	5,884	408,114
Monro .	14,176	692,923
Motorcar Parts of America *	8,808	42,895
Movado Group	6,868	175,958
Mullen Automotive *	1	—
Murphy USA .	9,076	2,497,987
National Vision Holdings *	34,948	735,306
Nerdy *	1	4
Noodles, Cl A *	16,833	83,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
ODP *	19,146	$827,299
ONE Group Hospitality *	8,858	69,358
OneWater Marine, Cl A *	4,828	127,459
Overstock.com *	18,329	373,178
Oxford Industries .	6,844	706,232
Papa John's International .	14,265	1,066,879
Patrick Industries .	9,683	664,544
Perdoceo Education *	28,812	373,980
PetMed Express .	8,924	137,162
PLBY Group *	1	2
Portillo's, Cl A *	14,224	307,523
Purple Innovation, Cl A .	1	3
Qurate Retail, Cl A *	1	1
RCI Hospitality Holdings .	3,926	294,057
RealReal *	1	1
Red Rock Resorts, Cl A .	22,732	1,109,322
Rent the Runway, Cl A *	1	3
Revolve Group, Cl A *	18,401	379,981
Rocky Brands .	3,095	90,436
Rover Group, Cl A *	38,428	174,079
RumbleON, Cl B *	4,322	29,390
Rush Street Interactive *	22,740	70,721
Ruth's Hospitality Group .	14,388	232,510
Sabre *	134,946	539,784
Sally Beauty Holdings *	46,061	655,448
SeaWorld Entertainment *	20,666	1,108,938
Shake Shack, Cl A *	16,355	896,418
Shoe Carnival .	7,699	179,002
Signet Jewelers .	21,575	1,587,488
Skyline Champion *	23,266	1,725,639
Sleep Number *	9,394	211,835
Smith & Wesson Brands	20,208	242,900
Snap One Holdings *	7,602	74,196
Solid Power *	1	2
Solo Brands, Cl A *	6,993	55,874
Sonder Holdings *	1	—
Sonic Automotive, Cl A	9,075	404,019
Sonos *	55,585	1,175,067
Sportsman's Warehouse Holdings *	17,919	111,456

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Standard Motor Products .	8,885	$319,949
Steven Madden .	33,883	1,187,260
Stitch Fix, Cl A *	1	3
Stoneridge *	11,478	216,131
Strategic Education .	10,155	893,640
Stride *	18,445	792,397
Sturm Ruger .	8,839	508,773
Superior Group .	5,445	42,471
Sweetgreen, Cl A *	37,005	293,820
Target Hospitality *	15,056	189,856
Taylor Morrison Home, Cl A *	50,113	2,159,369
Texas Roadhouse, Cl A	29,276	3,238,511
ThredUp, Cl A *	1	3
Tile Shop Holdings *	1	5
Tilly's, Cl A *	9,231	69,325
Topgolf Callaway Brands *	60,837	1,348,756
Torrid Holdings *	1	3
Traeger *	1	3
TravelCenters of America *	5,434	468,030
Tri Pointe Homes *	45,804	1,313,659
Tupperware Brands *	1	1
Udemy *	31,070	282,426
Unifi *	5,803	50,950
Universal Electronics *	5,558	55,858
Universal Technical Institute *	13,347	94,230
Upbound Group, Cl A	26,432	704,677
Urban Outfitters *	28,997	784,659
Vacasa, Cl A *	1	1
Vista Outdoor *	24,432	588,811
Visteon *	12,077	1,695,490
Vizio Holding, Cl A *	28,081	240,654
Vuzix *	24,435	98,229
Warby Parker, Cl A *	37,732	397,318
Weyco Group	2,368	64,268
Wingstop	13,209	2,643,253
Winmark .	1,459	487,189
Winnebago Industries	13,733	798,437
Wolverine World Wide .	34,427	576,308
Workhorse Group *	1	1

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
WW International *	21,890	$182,781
XPEL *	9,677	707,002
Xponential Fitness, Cl A *	9,106	301,226
Zumiez *	8,005	139,967
		114,077,443
Consumer Staples — 2.7%
22nd Century Group *	1	1
Alico	3,353	78,997
Andersons .	14,022	626,783
AppHarvest *	1	—
B&G Foods .	32,279	517,755
Beauty Health *	45,023	515,964
BellRing Brands *	58,434	2,103,040
Benson Hill *	1	1
Beyond Meat *	26,170	354,342
Boxed *	1	—
BRC, Cl A *	10,574	55,091
Calavo Growers .	7,487	239,285
Cal-Maine Foods .	17,056	810,160
Celsius Holdings *	24,235	2,316,139
Central Garden & Pet *	4,269	157,270
Central Garden & Pet, Cl A *	17,619	622,479
Chefs' Warehouse *	14,670	487,924
Coca-Cola Consolidated .	2,172	1,280,307
Duckhorn Portfolio *	18,445	278,520
Edgewell Personal Care	22,938	1,001,702
elf Beauty *	21,452	1,989,888
Energizer Holdings .	31,356	1,048,231
Fresh Del Monte Produce .	14,078	404,179
Hain Celestial Group *	38,883	697,172
Herbalife *	46,417	689,757
HF Foods Group *	15,391	60,333
Honest *	1	2
Hostess Brands, Cl A *	58,519	1,507,449
Ingles Markets, Cl A	6,259	576,078
Inter Parfums	7,850	1,191,551
J & J Snack Foods	6,605	1,011,886
John B Sanfilippo & Son	3,901	405,509
Lancaster Colony .	8,648	1,808,470

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Lifecore Biomedical *	10,860	$46,155
Local Bounti *	1	1
Medifast .	4,948	453,484
MGP Ingredients	6,108	602,737
Mission Produce *	16,777	191,090
National Beverage *	10,398	516,781
Natural Grocers by Vitamin Cottage	4,396	47,433
Nature's Sunshine Products *	5,057	55,425
Nu Skin Enterprises, Cl A	21,193	836,276
OmniAb CVR *(B)	2,421	48
OmniAb CVR *(B)	2,421	48
PriceSmart	11,268	830,226
Primo Water	68,643	1,042,687
Rite Aid *	1	2
Seneca Foods, Cl A *	2,565	122,094
Simply Good Foods *	38,579	1,403,118
Sovos Brands *	18,538	317,927
SpartanNash .	15,328	375,843
Sprouts Farmers Market *	47,480	1,645,657
Tattooed Chef *	1	2
Thorne HealthTech *	3,565	15,722
Tootsie Roll Industries	6,943	283,830
TreeHouse Foods *	22,242	1,184,386
Turning Point Brands .	6,435	153,089
United Natural Foods *	26,223	715,101
Universal	10,604	582,054
USANA Health Sciences *	4,988	331,054
Utz Brands .	28,306	535,266
Vector Group .	63,787	812,646
Veru *	1	1
Village Super Market, Cl A	3,880	84,933
Vintage Wine Estates *	1	1
Vita Coco *	12,488	270,365
Vital Farms *	13,185	169,823
WD-40 .	5,952	1,133,261
Weis Markets	7,209	594,670
Whole Earth Brands *	1	2
		38,189,503

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — 4.0%
Aemetis *	1	$2
Amplify Energy *	14,794	102,227
Arch Resources	6,691	817,975
Archrock .	55,759	573,760
Battalion Oil *	1,058	7,448
Berry	33,574	256,505
Bristow Group *	10,265	229,628
Cactus, Cl A	27,349	1,107,088
California Resources .	33,972	1,375,866
Callon Petroleum *	21,670	718,144
Centrus Energy, Cl A *	4,561	133,637
ChampionX .	88,429	2,394,657
Chord Energy .	18,650	2,654,454
Civitas Resources	32,145	2,219,612
Clean Energy Fuels *	77,361	330,331
CNX Resources *	83,943	1,303,635
Comstock Resources .	39,071	449,316
CONSOL Energy .	14,983	889,091
Crescent Energy, Cl A	17,378	201,932
CVR Energy .	12,664	333,570
Delek US Holdings .	31,089	676,186
Denbury *	21,744	2,030,455
DHT Holdings .	60,707	576,109
Diamond Offshore Drilling *	56,929	654,114
DMC Global *	8,306	157,316
Dorian LPG *	13,544	300,948
Dril-Quip *	14,976	408,545
Earthstone Energy, Cl A *	24,087	326,620
Empire Petroleum *	6,701	72,706
Energy Fuels *	63,904	364,892
Equitrans Midstream .	172,817	890,008
Excelerate Energy, Cl A	7,687	165,270
Expro Group Holdings *	40,114	797,867
Gevo *	1	1
Green Plains *	23,496	802,858
Gulfport Energy *	5,082	459,718
Helix Energy Solutions Group *	68,016	493,116
Helmerich & Payne	44,494	1,475,421
HighPeak Energy .	3,306	65,327

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
International Seaways	24,485	$974,993
Kinetik Holdings, Cl A .	8,446	260,137
Liberty Energy, Cl A	68,172	873,283
Magnolia Oil & Gas, Cl A .	76,108	1,607,401
Matador Resources	48,822	2,393,743
Murphy Oil	65,220	2,394,226
Nabors Industries *	3,895	388,487
NACCO Industries, Cl A .	1,669	60,284
National Energy Services Reunited *	15,747	48,028
Newpark Resources *	1	4
NextDecade *	12,755	79,464
NexTier Oilfield Solutions *	76,097	614,864
Noble *	36,820	1,415,729
Nordic American Tankers .	1	4
Northern Oil and Gas .	29,481	977,885
Oceaneering International *	43,001	762,408
Oil States International *	24,978	175,845
Par Pacific Holdings *	22,553	528,417
Patterson-UTI Energy	98,463	1,101,801
PBF Energy, Cl A	51,599	1,798,741
Peabody Energy	54,491	1,308,874
Permian Resources, Cl A .	101,485	1,060,518
ProFrac Holding, Cl A *	10,328	115,674
ProPetro Holding *	37,651	261,298
Ranger Oil, Cl A .	9,177	378,092
REX American Resources *	6,930	196,050
Riley Exploration Permian	4,819	202,446
Ring Energy *	1	2
RPC .	32,717	241,779
SandRidge Energy *	13,766	195,064
Select Energy Services, Cl A	31,426	233,495
SilverBow Resources *	4,886	116,531
Sitio Royalties, Cl A	34,032	864,073
SM Energy .	52,879	1,484,842
Solaris Oilfield Infrastructure, Cl A	13,032	100,086
Talos Energy *	28,186	384,175
Tellurian *	1	1
TETRA Technologies *	1	3
Tidewater *	20,299	914,064

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Uranium Energy *	1	$3
Ur-Energy *	1	1
US Silica Holdings *	31,528	411,440
VAALCO Energy	24,202	103,585
Valaris *	26,460	1,587,600
Vertex Energy *	22,440	177,276
Vital Energy *	7,136	332,038
W&T Offshore *	38,553	168,477
Weatherford International *	30,681	1,982,913
World Fuel Services .	26,591	628,611
		56,721,110
Financials — 11.0%
1st Source	7,125	296,970
ACNB	3,437	104,244
AFC Gamma ‡	6,892	83,531
Alerus Financial	6,611	95,132
Amalgamated Financial	7,884	128,352
A-Mark Precious Metals	7,890	282,462
Ambac Financial Group *	18,835	300,418
Amerant Bancorp, Cl A .	12,075	224,595
American Equity Investment Life Holding	34,467	1,328,358
American National Bankshares .	4,657	134,541
Ameris Bancorp	28,831	965,838
AMERISAFE .	8,161	454,160
Angel Oak Mortgage REIT ‡	4,141	32,010
Apollo Commercial Real Estate Finance ‡	59,731	604,478
Arbor Realty Trust ‡	71,932	825,060
Ares Commercial Real Estate ‡	24,708	212,736
Argo Group International Holdings *	13,559	398,770
ARMOUR Residential REIT ‡	54,609	278,506
Arrow Financial	6,184	133,513
Artisan Partners Asset Management, Cl A	26,223	909,151
AssetMark Financial Holdings *	9,362	287,226
Associated Banc-Corp	64,864	1,156,525
Associated Capital Group, Cl A	880	32,850
Atlantic Union Bankshares .	32,593	932,812
Atlanticus Holdings *	2,185	63,715
Avantax *	20,685	524,778
AvidXchange Holdings *	76,750	570,252

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Axos Financial *	24,948	$1,014,635
B Riley Financial .	9,172	288,918
Bakkt Holdings *	1	1
Banc of California	23,480	266,498
BancFirst	8,627	689,211
Bancorp *	23,756	758,054
Bank First	3,393	232,047
Bank of Marin Bancorp .	6,821	120,254
BankUnited .	35,625	803,344
Bankwell Financial Group .	2,292	53,312
Banner .	14,906	744,108
Bar Harbor Bankshares	6,519	161,671
BayCom .	5,376	89,672
BCB Bancorp .	5,981	70,576
Berkshire Hills Bancorp .	20,596	438,077
BGC Partners, Cl A .	152,639	691,455
Blackstone Mortgage Trust, Cl A ‡	75,530	1,377,667
Blue Foundry Bancorp *	11,233	108,061
Blue Ridge Bankshares	7,059	68,261
Bread Financial Holdings .	21,846	602,950
Bridgewater Bancshares *	9,415	93,679
Bright Health Group *	1	—
Brightsphere Investment Group	13,958	315,172
BrightSpire Capital, Cl A ‡	36,112	205,838
Broadmark Realty Capital ‡	53,214	261,281
Brookline Bancorp .	39,886	380,512
BRP Group, Cl A *	26,646	671,213
Business First Bancshares	10,560	162,835
Byline Bancorp	10,705	207,142
Cadence Bank	78,728	1,591,880
Cambridge Bancorp .	2,951	152,419
Camden National .	6,318	201,860
Cannae Holdings *	34,932	637,160
Cantaloupe *	43,132	237,657
Capital Bancorp .	3,894	65,614
Capital City Bank Group .	5,960	181,542
Capitol Federal Financial	53,587	332,239
Capstar Financial Holdings	8,958	119,858
Carter Bankshares *	10,520	135,182

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cass Information Systems .	6,008	$219,773
Cathay General Bancorp	31,319	998,137
Central Pacific Financial	11,758	186,717
Chicago Atlantic Real Estate Finance ‡	2,715	38,444
Chimera Investment ‡	99,791	566,813
Citizens & Northern .	6,685	127,683
City Holding	6,342	578,327
Civista Bancshares .	6,568	104,234
Claros Mortgage Trust ‡	39,535	472,839
CNB Financial	8,955	167,996
CNO Financial Group .	50,217	1,126,869
Coastal Financial *	4,561	165,336
Cohen & Steers	12,303	738,918
Colony Bankcorp .	6,722	66,413
Columbia Financial *	16,328	273,984
Community Bank System .	23,217	1,159,921
Community Trust Bancorp	6,796	244,724
Compass Diversified Holdings	26,649	507,930
ConnectOne Bancorp .	15,994	252,385
Consumer Portfolio Services *	5,964	62,085
Crawford, Cl A	6,686	60,375
CrossFirst Bankshares *	19,747	198,062
Curo Group Holdings *	1	2
Customers Bancorp *	13,062	285,274
CVB Financial	57,783	865,011
Diamond Hill Investment Group .	1,276	206,865
Dime Community Bancshares	14,395	296,537
Donegal Group, Cl A	6,720	94,618
Donnelley Financial Solutions *	12,474	539,500
Dynex Capital ‡	24,142	286,324
Eagle Bancorp .	13,887	348,564
Eastern Bankshares .	71,290	830,528
eHealth *	10,147	60,882
Ellington Financial ‡	28,792	367,674
Employers Holdings	11,959	473,457
Enact Holdings .	13,311	321,328
Encore Capital Group *	10,437	536,253
Enova International *	14,981	657,966
Enstar Group *	5,200	1,251,120

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Enterprise Bancorp	4,159	$119,946
Enterprise Financial Services .	15,485	662,139
Equity Bancshares, Cl A .	6,590	155,194
Esquire Financial Holdings	3,161	122,204
Essent Group .	45,751	1,943,045
EZCORP, Cl A *	23,870	205,521
Farmers & Merchants Bancorp .	5,753	131,168
Farmers National Banc	26,060	304,641
FB Financial	15,381	452,663
Federal Agricultural Mortgage, Cl C .	3,950	526,495
Federated Hermes, Cl B	38,726	1,602,869
Finance of America, Cl A *	1	2
Financial Institutions	6,762	118,200
First Bancorp	17,038	524,430
First Bancorp	4,511	111,422
First Bancshares	11,286	283,279
First Bank	6,516	63,270
First Busey .	22,192	403,451
First Business Financial Services .	3,314	95,079
First Commonwealth Financial .	45,252	564,745
First Community Bankshares	7,213	168,856
First Financial	5,012	173,165
First Financial Bancorp .	40,619	840,813
First Financial Bankshares	56,687	1,658,662
First Foundation	22,630	142,343
First Guaranty Bancshares .	2,585	35,130
First Internet Bancorp	4,137	60,855
First Interstate BancSystem, Cl A	42,437	1,085,963
First Merchants	24,945	727,895
First Mid Bancshares	8,308	218,999
First of Long Island	9,890	115,713
First Western Financial *	3,278	58,217
FirstCash Holdings	16,665	1,716,995
Five Star Bancorp .	5,503	116,994
Flushing Financial	12,626	151,891
Flywire *	24,964	728,200
Focus Financial Partners, Cl A *	26,737	1,388,720
Franklin BSP Realty Trust ‡	36,251	457,850
Fulton Financial	71,035	847,448

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
FVCBankcorp *	6,185	$59,438
GCM Grosvenor .	18,122	146,245
Genworth Financial, Cl A *	230,453	1,338,932
German American Bancorp	11,924	346,631
Glacier Bancorp	48,461	1,610,359
Goosehead Insurance, Cl A *	8,190	470,925
Granite Point Mortgage Trust ‡	22,093	98,756
Great Southern Bancorp .	4,301	218,835
Green Dot, Cl A *	22,238	382,271
Greene County Bancorp .	2,958	60,787
Greenlight Capital Re, Cl A *	10,860	106,211
Guaranty Bancshares	3,591	86,579
Hamilton Lane, Cl A .	15,641	1,152,429
Hancock Whitney	37,434	1,367,090
Hanmi Financial .	13,221	213,651
Hannon Armstrong Sustainable Infrastructure
Capital ‡	38,854	1,102,676
HarborOne Bancorp .	19,208	206,486
HBT Financial .	4,838	85,342
HCI Group .	2,957	149,802
Heartland Financial USA	18,034	587,187
Heritage Commerce .	25,369	215,636
Heritage Financial	14,909	262,547
Hilltop Holdings .	26,220	813,344
Hingham Institution For Savings	821	159,734
Hippo Holdings *	7,508	136,946
Home Bancorp	3,282	102,825
Home BancShares	85,272	1,856,371
Home Point Capital *	1	2
HomeStreet	8,313	81,135
HomeTrust Bancshares	6,564	136,991
Hope Bancorp	49,806	453,235
Horace Mann Educators .	17,694	553,468
Horizon Bancorp	18,124	190,846
Houlihan Lokey, Cl A	22,185	2,027,265
I3 Verticals, Cl A *	10,335	240,289
Independent Bank .	21,216	1,188,096
Independent Bank .	8,963	159,721
Independent Bank Group	15,784	574,222

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
International Bancshares	23,337	$995,790
International Money Express *	13,983	360,482
Invesco Mortgage Capital ‡	24,251	257,303
Investors Title	596	88,673
Jackson Financial, Cl A .	35,595	1,281,776
James River Group Holdings .	15,808	307,782
John Marshall Bancorp	4,789	87,256
Kearny Financial	26,640	207,526
Kinsale Capital Group .	9,577	3,128,902
KKR Real Estate Finance Trust ‡	26,071	280,003
Ladder Capital, Cl A ‡	50,987	476,728
Lakeland Bancorp .	28,522	409,005
Lakeland Financial	10,774	545,919
Lemonade *	19,863	215,315
LendingClub *	42,768	307,074
LendingTree *	4,894	116,624
Live Oak Bancshares	14,383	338,863
Luther Burbank *	6,346	57,368
Macatawa Bank .	10,860	101,541
MarketWise *	1	2
Marqeta, Cl A *	183,127	741,664
MBIA *	22,614	227,497
Mercantile Bank .	6,846	192,099
Merchants Bancorp .	6,715	155,788
Mercury General	11,468	348,742
Metrocity Bankshares	8,352	136,555
Metropolitan Bank Holding *	4,418	141,774
MFA Financial ‡	44,422	474,871
Mid Penn Bancorp .	6,345	143,524
Midland States Bancorp	9,259	185,180
MidWestOne Financial Group	6,321	130,845
Moelis, Cl A .	27,743	1,050,905
MoneyGram International *	42,296	429,727
Moneylion *	—	—
Mr Cooper Group *	30,724	1,422,521
MVB Financial .	4,562	83,256
National Bank Holdings, Cl A	12,829	407,962
National Western Life Group, Cl A	1,132	288,637
Navient .	46,486	768,878

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NBT Bancorp .	18,274	$589,154
Nelnet, Cl A	6,939	668,226
NerdWallet, Cl A *	11,611	157,561
New York Mortgage Trust ‡	40,000	411,200
Nexpoint Real Estate Finance ‡	3,263	45,421
NI Holdings *	4,022	54,257
Nicolet Bankshares *	5,419	310,563
NMI Holdings, Cl A *	35,934	840,856
Northeast Bank .	2,772	102,148
Northfield Bancorp	18,276	190,436
Northwest Bancshares .	54,150	633,013
OceanFirst Financial .	24,963	399,408
Old National Bancorp	127,270	1,706,691
Old Second Bancorp .	18,785	230,868
Open Lending, Cl A *	61,177	430,074
Oportun Financial *	9,538	38,820
Oppenheimer Holdings, Cl A .	4,139	154,757
OppFi *	1	2
Orchid Island Capital, Cl A ‡	24,079	257,645
Origin Bancorp .	9,658	284,235
Orrstown Financial Services .	4,899	93,914
Oscar Health, Cl A *	71,519	481,323
Pacific Premier Bancorp	40,785	907,058
Palomar Holdings *	10,683	536,928
Park National	6,293	681,658
Parke Bancorp .	4,251	73,075
Pathward Financial	12,570	559,742
Payoneer Global *	89,642	489,445
Paysafe *	12,054	173,097
PCB Bancorp	4,859	67,151
Peapack-Gladstone Financial .	7,668	203,662
PennyMac Financial Services .	12,726	795,248
PennyMac Mortgage Investment Trust ‡	40,947	508,971
Peoples Bancorp .	11,943	311,235
Peoples Financial Services	3,065	123,673
Perella Weinberg Partners, Cl A .	19,276	152,280
Pioneer Bancorp *	4,887	43,103
Piper Sandler .	7,568	1,025,010
PJT Partners .	10,309	708,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PRA Group *	17,980	$652,135
Preferred Bank	5,793	278,527
Premier Financial	15,476	257,056
Primis Financial	9,604	84,995
Priority Technology Holdings *	5,567	17,870
ProAssurance	23,090	414,696
PROG Holdings *	23,836	720,562
Provident Bancorp .	6,346	43,343
Provident Financial Services	31,866	557,018
QCR Holdings .	7,044	291,622
Radian Group .	75,251	1,826,342
RBB Bancorp .	6,395	79,554
Ready Capital ‡	36,647	393,222
Red River Bancshares .	1,971	90,666
Redwood Trust ‡	47,751	299,876
Regional Management	3,423	91,599
Remitly Global *	43,081	723,761
Renasant	23,887	671,702
Repay Holdings, Cl A *	35,838	224,704
Republic Bancorp, Cl A	4,109	161,484
Republic First Bancorp *	1	1
RLI .	17,556	2,441,162
Root, Cl A *	19,169	82,235
S&T Bancorp	17,099	470,735
Safety Insurance Group .	6,202	453,304
Sandy Spring Bancorp	18,777	422,107
Sculptor Capital Management, Cl A	9,741	81,143
Seacoast Banking Corp of Florida .	31,617	701,581
Selective Insurance Group .	26,002	2,504,773
Selectquote *	1	1
ServisFirst Bancshares .	21,738	1,097,769
Shore Bancshares	7,300	96,944
Sierra Bancorp	6,202	101,651
Silvercrest Asset Management Group, Cl A	4,027	75,426
Simmons First National, Cl A .	52,706	880,717
Skyward Specialty Insurance Group *	4,500	96,210
SmartFinancial	6,435	138,610
South Plains Financial	4,784	98,215
Southern First Bancshares *	3,392	93,551

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Southern Missouri Bancorp .	3,441	$124,839
Southside Bancshares	13,245	420,264
SouthState .	33,676	2,322,970
Stellar Bancorp .	19,901	456,529
StepStone Group, Cl A .	23,922	527,002
Sterling Bancorp *	7,108	38,525
Stewart Information Services .	11,785	490,845
Stock Yards Bancorp .	12,573	611,048
StoneX Group *	7,718	756,904
Summit Financial Group	4,937	95,926
Sunlight Financial Holdings *	1	—
SWK Holdings *	1,528	26,786
Texas Capital Bancshares *	21,744	1,092,636
Third Coast Bancshares *	5,446	75,917
Tiptree	10,880	149,818
Tompkins Financial	6,121	358,813
Towne Bank .	30,284	717,428
TPG RE Finance Trust ‡	29,673	211,568
TriCo Bancshares	13,643	488,556
Triumph Financial *	10,156	527,706
Trupanion *	17,172	602,909
TrustCo Bank NY .	8,177	244,002
Trustmark	26,755	639,177
Two Harbors Investment ‡	52,146	726,394
UMB Financial .	19,104	1,215,205
United Bankshares .	56,655	1,876,980
United Community Banks .	46,209	1,150,604
United Fire Group	9,153	246,216
Unity Bancorp .	2,864	66,302
Universal Insurance Holdings .	11,233	173,213
Univest Financial .	12,532	252,144
USCB Financial Holdings *	4,444	42,307
Valley National Bancorp	186,436	1,748,770
Value Line .	400	18,320
Velocity Financial *	3,631	33,115
Veritex Holdings .	22,561	388,275
Victory Capital Holdings, Cl A	7,175	219,124
Virtus Investment Partners	3,088	562,664
Walker & Dunlop	13,362	899,396

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Washington Federal	28,246	$792,018
Washington Trust Bancorp	7,398	207,958
Waterstone Financial .	9,316	129,027
WesBanco .	25,436	677,106
West BanCorp	7,091	122,178
Westamerica BanCorp	11,168	452,416
WisdomTree .	55,743	347,836
World Acceptance *	1,811	182,730
WSFS Financial	27,342	961,618
		154,184,651
Health Care — 11.6%
23andMe Holding, Cl A *	1	2
2seventy bio *	15,596	148,318
4D Molecular Therapeutics *	13,920	250,699
Aadi Bioscience *	6,012	46,653
Absci *	1	1
ACADIA Pharmaceuticals *	52,351	1,116,647
Accolade *	30,766	416,264
Aclaris Therapeutics *	29,447	261,784
Acrivon Therapeutics *	3,745	46,101
AdaptHealth, Cl A *	31,718	376,810
Adaptive Biotechnologies *	46,172	329,668
Addus HomeCare *	7,244	592,125
Adicet Bio *	11,833	69,105
ADMA Biologics *	1	3
Aerovate Therapeutics *	4,920	103,172
Agenus *	1	2
Agiliti *	13,210	220,871
Agios Pharmaceuticals *	23,899	546,570
AirSculpt Technologies *	3,395	16,636
Akero Therapeutics *	15,101	675,619
Akoya Biosciences *	7,038	48,984
Alector *	26,855	177,243
Alignment Healthcare *	40,576	255,223
Alkermes *	70,791	2,021,083
Allogene Therapeutics *	38,828	210,836
Allovir *	12,116	41,679
Alpha Teknova *	1	2
Alphatec Holdings *	31,707	457,849

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Alpine Immune Sciences *	5,397	$40,424
ALX Oncology Holdings *	9,458	56,181
American Well, Cl A *	1	2
Amicus Therapeutics *	126,348	1,458,056
AMN Healthcare Services *	19,671	1,698,591
Amneal Pharmaceuticals *	1	2
Amphastar Pharmaceuticals *	16,492	589,919
Amylyx Pharmaceuticals *	21,830	619,972
AN2 Therapeutics *	5,522	43,348
AnaptysBio *	8,602	179,094
Anavex Life Sciences *	32,172	261,880
AngioDynamics *	16,160	134,451
ANI Pharmaceuticals *	5,495	207,271
Anika Therapeutics *	6,482	166,328
Apellis Pharmaceuticals *	41,940	3,499,054
Apollo Medical Holdings *	17,051	605,140
Arbutus Biopharma *	1	3
Arcellx *	13,232	564,742
Arcturus Therapeutics Holdings *	9,549	254,194
Arcus Biosciences *	22,094	394,378
Arcutis Biotherapeutics *	18,931	262,005
Arrowhead Pharmaceuticals *	44,774	1,585,447
Artivion *	16,495	228,786
Arvinas *	21,457	562,388
Atara Biotherapeutics *	1	3
Atea Pharmaceuticals *	27,967	91,452
Athira Pharma *	1	3
ATI Physical Therapy *	1	—
AtriCure *	20,237	890,226
Atrion .	791	486,702
Aura Biosciences *	11,659	105,397
Avanos Medical *	20,339	600,814
Aveanna Healthcare Holdings *	1	1
Avid Bioservices *	27,782	501,465
Avidity Biosciences *	29,024	359,898
Axogen *	17,616	158,896
Axonics *	21,400	1,229,644
Axsome Therapeutics *	13,843	990,190
Beam Therapeutics *	27,672	849,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
BioCryst Pharmaceuticals *	84,528	$643,258
Biohaven *	27,047	353,775
BioLife Solutions *	14,458	253,882
Bionano Genomics *	1	1
Bioventus, Cl A *	1	1
Bioxcel Therapeutics *	8,490	175,064
Bluebird Bio *	36,612	159,262
Blueprint Medicines *	26,739	1,365,026
Bridgebio Pharma *	46,964	681,917
Brookdale Senior Living *	1	4
Butterfly Network *	1	2
C4 Therapeutics *	16,257	49,096
Cano Health *	1	1
Cara Therapeutics *	21,214	89,099
CareDx *	21,596	174,712
CareMax *	1	3
Caribou Biosciences *	21,517	92,523
Cassava Sciences *	16,475	382,550
Castle Biosciences *	10,917	247,052
Catalyst Pharmaceuticals *	42,460	675,963
Celldex Therapeutics *	19,996	628,674
Celularity *	1	1
Century Therapeutics *	11,130	34,837
Cerevel Therapeutics Holdings *	24,809	720,453
Cerus *	1	2
Chimerix *	1	1
Chinook Therapeutics *	22,795	456,128
Clover Health Investments, Cl A *	1	1
Codexis *	24,978	97,914
Cogent Biosciences *	27,999	301,269
Coherus Biosciences *	41,842	302,518
Collegium Pharmaceutical *	15,029	349,725
Community Health Systems *	68,764	435,964
Computer Programs and Systems *	6,264	162,112
CONMED .	12,787	1,605,664
Corcept Therapeutics *	37,726	849,967
CorVel *	4,001	808,322
Crinetics Pharmaceuticals *	23,907	467,143
Cross Country Healthcare *	15,769	346,603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CryoPort *	19,468	$409,607
CTI BioPharma *	38,396	186,605
Cue Health *	1	1
Cullinan Oncology *	13,067	127,142
Cutera *	7,348	167,534
Cytek Biosciences *	49,053	563,128
Cytokinetics *	35,563	1,330,056
Day One Biopharmaceuticals *	13,431	166,544
Deciphera Pharmaceuticals *	23,379	332,216
Denali Therapeutics *	47,588	1,182,086
Design Therapeutics *	14,133	91,158
DICE Therapeutics *	15,409	500,793
DocGo *	37,175	315,988
Dynavax Technologies *	54,687	569,292
Dyne Therapeutics *	15,804	163,729
Eagle Pharmaceuticals *	4,884	137,143
Edgewise Therapeutics *	14,557	127,665
Editas Medicine, Cl A *	32,105	261,977
Eiger BioPharmaceuticals *	1	1
Embecta .	25,000	693,750
Emergent BioSolutions *	22,389	197,695
Enanta Pharmaceuticals *	8,484	301,606
Enochian Biosciences *	1	1
Ensign Group	24,061	2,336,083
EQRx *	1	2
Erasca *	1	3
Esperion Therapeutics *	1	1
Evolent Health, Cl A *	35,670	1,298,745
Evolus *	13,915	121,617
EyePoint Pharmaceuticals *	1	6
Fate Therapeutics *	36,790	223,315
FibroGen *	39,282	672,508
Figs, Cl A *	52,803	380,182
Foghorn Therapeutics *	8,145	53,105
Fulcrum Therapeutics *	1	3
Fulgent Genetics *	9,317	275,504
Gelesis Holdings *	1	—
GeneDx Holdings, Cl A *	1	—
Generation Bio *	18,259	89,834

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Geron *	1	$2
Glaukos *	19,947	947,682
Gossamer Bio *	1	1
GreenLight Biosciences Holdings PBC *	1	—
Haemonetics *	22,036	1,844,634
Halozyme Therapeutics *	58,049	1,865,114
Harmony Biosciences Holdings *	11,267	363,248
Health Catalyst *	25,818	325,307
HealthEquity *	36,184	1,934,035
HealthStream	10,872	267,886
Heron Therapeutics *	1	2
Heska *	4,135	484,457
HilleVax *	8,001	112,014
Hims & Hers Health *	50,188	581,679
Humacyte *	1	3
Icosavax *	10,198	56,191
Ideaya Biosciences *	19,420	354,609
IGM Biosciences *	4,241	45,930
ImmunityBio *	1	3
ImmunoGen *	88,542	477,241
Immunovant *	19,510	314,891
Inari Medical *	21,958	1,458,450
Inhibrx *	14,411	302,631
Innovage Holding *	13,867	84,727
Innoviva *	27,317	320,428
Inogen *	9,588	127,616
Inotiv *	7,778	43,090
Inovio Pharmaceuticals *	1	1
Insmed *	58,348	1,137,786
Inspire Medical Systems *	12,586	3,368,391
Instil Bio *	1	1
Integer Holdings *	14,451	1,190,040
Intellia Therapeutics *	36,658	1,383,840
Intercept Pharmaceuticals *	10,861	188,113
Intra-Cellular Therapies *	40,880	2,540,692
Invitae *	1	1
Invivyd *	1	1
Iovance Biotherapeutics *	62,340	351,598
iRadimed *	2,967	123,516

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
iRhythm Technologies *	13,312	$1,749,197
Ironwood Pharmaceuticals, Cl A *	59,286	617,167
iTeos Therapeutics *	10,236	140,643
IVERIC bio *	59,623	1,961,000
Janux Therapeutics *	7,432	113,858
Joint *	6,430	101,530
Jounce Therapeutics *	1	2
KalVista Pharmaceuticals *	9,401	80,191
Karuna Therapeutics *	14,610	2,899,208
Karyopharm Therapeutics *	1	4
Keros Therapeutics *	8,470	375,687
Kezar Life Sciences *	1	2
Kiniksa Pharmaceuticals, Cl A *	15,634	168,066
Kinnate Biopharma *	1	3
Kodiak Sciences *	13,932	61,022
Kronos Bio *	1	2
Krystal Biotech *	9,549	802,116
Kura Oncology *	29,306	285,440
Kymera Therapeutics *	16,286	513,660
Lantheus Holdings *	29,771	2,543,932
LeMaitre Vascular	8,580	463,320
Lexicon Pharmaceuticals *	1	2
LifeStance Health Group *	29,695	242,014
Ligand Pharmaceuticals *	6,646	507,422
Liquidia *	19,771	132,663
LivaNova *	23,490	1,125,171
Lyell Immunopharma *	1	2
MacroGenics *	44,563	307,039
Madrigal Pharmaceuticals *	5,696	1,777,152
MannKind *	102,986	396,496
MaxCyte *	39,398	196,990
Medpace Holdings *	11,215	2,244,570
MeiraGTx Holdings *	12,489	66,816
Merit Medical Systems *	24,280	1,973,721
Mersana Therapeutics *	42,996	188,323
Mesa Laboratories	2,260	376,313
MiMedx Group *	1	4
Mineralys Therapeutics *	5,236	70,424
MiNK Therapeutics *	—	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mirum Pharmaceuticals *	9,212	$247,342
ModivCare *	5,421	344,776
Monte Rosa Therapeutics *	11,946	54,235
Morphic Holding *	11,132	526,098
Multiplan *	1	1
Myriad Genetics *	34,791	740,700
NanoString Technologies *	19,749	193,540
National HealthCare	5,589	323,659
National Research .	6,216	270,583
Nautilus Biotechnology, Cl A *	1	3
Nektar Therapeutics, Cl A *	1	1
Neogen *	94,256	1,623,088
NeoGenomics *	63,547	929,057
Nevro *	15,004	439,167
NextGen Healthcare *	24,910	416,993
NGM Biopharmaceuticals *	21,169	95,472
Nkarta *	13,491	66,780
Nurix Therapeutics *	23,065	222,116
Nutex Health *	1	1
Nuvalent, Cl A *	8,888	314,546
NuVasive *	22,938	987,252
Nuvation Bio *	1	2
Ocugen *	1	1
Ocular Therapeutix *	50,184	311,141
OmniAb *	1	4
Omnicell *	19,412	1,179,667
Oncology Institute *	1	1
OPKO Health *	1	1
OptimizeRx *	7,556	113,567
Option Care Health *	72,832	2,341,549
OraSure Technologies *	39,618	269,402
Organogenesis Holdings, Cl A *	1	2
Orthofix Medical *	15,206	286,329
OrthoPediatrics *	6,472	326,448
Outlook Therapeutics *	1	1
Outset Medical *	21,296	383,115
Owens & Minor *	31,731	493,100
Owlet *	1	—
P3 Health Partners *	1	1

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pacific Biosciences of California *	111,603	$1,182,992
Pacira BioSciences *	19,697	892,471
Paragon 28 *	21,994	405,129
Pardes Biosciences, Cl A *	1	2
Patterson .	38,373	1,040,292
Pear Therapeutics *	1	—
Pediatrix Medical Group *	35,983	515,636
Pennant Group *	11,372	157,730
PepGen *	6,927	104,528
PetIQ, Cl A *	12,030	141,834
Phathom Pharmaceuticals *	12,207	130,615
PhenomeX *	1	1
Phibro Animal Health, Cl A .	8,983	139,775
Phreesia *	21,801	689,784
PMV Pharmaceuticals *	15,492	71,418
Point Biopharma Global, Cl A *	57,504	445,081
Praxis Precision Medicines *	1	1
Precigen *	1	1
Prestige Consumer Healthcare *	21,665	1,333,047
Prime Medicine *	4,440	61,139
Privia Health Group *	22,680	626,648
PROCEPT BioRobotics *	11,411	346,780
Progyny *	34,468	1,145,716
Prometheus Biosciences *	15,178	2,943,773
Protagonist Therapeutics *	20,601	465,583
PTC Therapeutics *	30,525	1,683,149
Pulmonx *	14,391	169,094
Quanterix *	16,471	208,193
Quantum-Si *	1	1
R1 RCM *	65,530	1,021,613
RadNet *	22,583	624,646
Rallybio *	7,262	39,142
RAPT Therapeutics *	16,631	302,684
Reata Pharmaceuticals, Cl A *	12,091	1,195,316
Recursion Pharmaceuticals, Cl A *	66,042	315,020
REGENXBIO *	17,074	330,553
Relay Therapeutics *	37,002	420,713
Relmada Therapeutics *	1	3
Replimune Group *	22,969	384,271

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Revance Therapeutics *	35,000	$1,114,050
REVOLUTION Medicines *	37,579	882,731
Rigel Pharmaceuticals *	1	1
Rocket Pharmaceuticals *	23,445	420,134
RxSight *	13,580	243,082
Sage Therapeutics *	24,928	1,217,733
Sana Biotechnology *	36,008	190,482
Sangamo Therapeutics *	1	1
Schrodinger *	23,241	686,074
Science 37 Holdings *	1	—
Seer, Cl A *	18,566	62,010
Select Medical Holdings	46,452	1,416,786
Senseonics Holdings *	1	1
Seres Therapeutics *	50,102	244,247
Sharecare *	1	2
Shockwave Medical *	15,616	4,531,139
SI-BONE *	14,825	327,633
SIGA Technologies *	19,751	115,148
Sight Sciences *	9,061	87,620
Silk Road Medical *	16,227	714,313
Simulations Plus .	6,704	279,892
Singular Genomics Systems *	1	1
SomaLogic *	1	3
SpringWorks Therapeutics *	15,816	369,778
STAAR Surgical *	20,858	1,469,863
Stoke Therapeutics *	9,461	84,108
Supernus Pharmaceuticals *	21,654	798,166
Surgery Partners *	22,302	884,497
Surmodics *	5,882	135,521
Sutro Biopharma *	44,019	187,521
Syndax Pharmaceuticals *	26,469	543,938
Tactile Systems Technology *	8,145	148,483
Talaris Therapeutics *	1	3
Tango Therapeutics *	19,290	65,586
Tarsus Pharmaceuticals *	7,698	114,854
Tenaya Therapeutics *	1	5
Tenon Medical *	1	2
TG Therapeutics *	58,026	1,440,786
Theravance Biopharma *	29,858	323,362

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Theseus Pharmaceuticals *	5,567	$57,006
Third Harmonic Bio *	1	5
TransMedics Group *	13,240	1,047,284
Travere Therapeutics *	29,936	645,720
Treace Medical Concepts *	16,277	398,624
Twist Bioscience *	24,734	308,680
Tyra Biosciences *	6,382	90,433
UFP Technologies *	2,989	412,004
US Physical Therapy	6,375	678,683
Utah Medical Products .	1,629	154,494
Vanda Pharmaceuticals *	26,160	160,622
Varex Imaging *	16,527	293,189
Vaxart *	1	1
Vaxcyte *	39,343	1,685,061
VBI Vaccines *	—	—
Ventyx Biosciences *	11,410	429,016
Vera Therapeutics, Cl A *	6,191	41,170
Veracyte *	31,457	712,186
Veradigm *	50,685	633,056
Vericel *	21,320	671,793
Verve Therapeutics *	20,629	328,620
Vicarious Surgical *	1	2
ViewRay *	1	1
Vir Biotechnology *	32,244	810,937
Viridian Therapeutics *	16,468	461,598
VistaGen Therapeutics *	1	—
Xencor *	25,198	666,235
Xeris Biopharma Holdings *	1	2
Y-mAbs Therapeutics *	1	6
Zentalis Pharmaceuticals *	20,477	451,108
Zimvie *	8,673	71,379
Zynex *	9,231	105,603
		162,818,429
Industrials — 11.5%
3D Systems *	56,355	516,212
AAON .	19,052	1,867,096
AAR *	14,766	779,349
ABM Industries .	28,737	1,223,621
ACCO Brands	38,553	176,573

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ACV Auctions, Cl A *	51,469	$670,641
Aerojet Rocketdyne Holdings *	34,462	1,944,001
AeroVironment *	10,824	1,089,869
AerSale *	11,619	187,995
Air Transport Services Group *	25,039	508,542
Alamo Group	4,344	767,715
Albany International, Cl A .	13,561	1,236,899
Alight, Cl A *	166,519	1,540,301
Allegiant Travel *	6,882	715,109
Allied Motion Technologies	5,957	205,040
Alta Equipment Group .	9,163	129,565
Ameresco, Cl A *	13,988	581,901
American Woodmark *	7,051	356,217
API Group *	89,810	2,044,076
Apogee Enterprises .	10,237	435,687
Applied Industrial Technologies	17,200	2,333,352
ArcBest .	10,591	999,790
Archer Aviation, Cl A *	1	2
Arcosa	21,075	1,423,405
Argan	6,449	259,443
Aris Water Solutions, Cl A	9,049	65,786
Array Technologies *	68,835	1,407,676
ASGN *	21,442	1,535,033
Astec Industries .	10,106	417,176
Astra Space *	1	—
Astronics *	11,444	168,685
Atkore *	18,653	2,356,433
AZZ	10,848	409,295
Babcock & Wilcox Enterprises *	23,316	145,026
Barnes Group	21,356	897,593
Barrett Business Services	3,154	263,706
Beacon Roofing Supply *	23,442	1,410,740
Berkshire Grey *	1	1
Bird Global, Cl A *	1	—
Blade Air Mobility *	1	3
Blink Charging *	15,870	113,153
Bloom Energy, Cl A *	77,549	1,291,191
Blue Bird *	7,935	148,384
BlueLinx Holdings *	3,990	279,539

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Boise Cascade	17,196	$1,174,659
Brady, Cl A	19,942	1,017,640
BrightView Holdings *	19,038	105,280
Brink's	20,167	1,267,496
Cadre Holdings	9,385	197,648
Caesarstone .	9,231	42,093
Casella Waste Systems, Cl A *	21,682	1,929,698
CBIZ *	20,852	1,098,692
Chart Industries *	19,201	2,555,653
CIRCOR International *	8,213	228,650
Columbus McKinnon .	11,970	415,479
Comfort Systems USA .	15,382	2,299,455
CompX International	1,017	18,408
Concrete Pumping Holdings *	10,860	75,477
Conduent *	69,488	243,903
Construction Partners, Cl A *	17,136	444,508
CoreCivic *	49,413	434,340
Covenant Logistics Group, Cl A	5,292	208,452
CRA International .	3,063	322,044
CSG Systems International .	13,634	718,239
CSW Industrials	6,341	853,942
Custom Truck One Source *	24,435	153,452
Daseke *	16,833	137,694
Deluxe .	18,431	279,230
Desktop Metal, Cl A *	1	2
Distribution Solutions Group *	2,337	109,091
Douglas Dynamics .	9,782	286,710
Ducommun *	4,748	237,400
DXP Enterprises *	7,228	182,146
Dycom Industries *	12,621	1,168,957
Eagle Bulk Shipping .	5,804	259,555
EMCOR Group	20,972	3,586,212
Encore Wire	8,230	1,286,596
Energy Recovery *	24,149	544,077
Energy Vault Holdings *	1	2
Enerpac Tool Group, Cl A	25,913	615,693
EnerSys	17,729	1,470,975
Eneti .	9,437	80,875
Ennis	11,172	217,072

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Enovix *	48,421	$523,915
EnPro Industries .	9,072	855,217
ESCO Technologies .	11,227	1,050,510
ESS Tech *	1	1
Evoqua Water Technologies *	52,814	2,611,652
ExlService Holdings *	14,050	2,506,239
Exponent	22,166	2,040,380
Fathom Digital Manufacturing C *	1	—
Federal Signal	25,980	1,334,852
First Advantage *	25,204	324,123
Fluence Energy, Cl A *	16,937	305,882
Fluor *	61,708	1,793,234
Forrester Research *	5,000	154,700
Forward Air .	11,700	1,234,467
Franklin Covey *	5,441	199,793
Franklin Electric .	20,017	1,790,921
Frontier Group Holdings *	16,222	153,947
FTC Solar *	1	3
FuelCell Energy *	1	2
GATX .	15,975	1,819,712
Genco Shipping & Trading .	16,258	250,536
GEO Group *	52,803	397,607
Gibraltar Industries *	14,069	704,013
Global Industrial .	5,678	151,319
GMS *	18,563	1,077,768
Gorman-Rupp	9,825	241,204
GrafTech International	82,229	387,299
Granite Construction .	19,436	741,095
Great Lakes Dredge & Dock *	28,107	161,053
Greenbrier .	13,618	360,196
Griffon	21,335	606,981
H&E Equipment Services	13,743	501,619
Harsco *	32,410	222,657
Hawaiian Holdings *	21,780	181,427
Healthcare Services Group *	31,957	498,849
Heartland Express .	20,219	292,771
Heidrick & Struggles International	8,472	212,732
Heliogen *	1	—
Helios Technologies .	14,249	856,935

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Herc Holdings	11,033	$1,103,521
Heritage-Crystal Clean *	6,926	242,133
Hillenbrand	30,914	1,410,297
Hillman Solutions *	55,672	467,645
HireRight Holdings *	9,061	96,047
HNI	18,406	478,188
Hub Group, Cl A *	14,408	1,086,363
Hudson Technologies *	20,735	160,282
Huron Consulting Group *	9,216	781,425
Hydrofarm Holdings Group *	1	2
Hyliion Holdings *	1	1
Hyster-Yale Materials Handling .	4,864	256,138
Hyzon Motors *	1	1
IBEX Holdings *	4,114	84,214
ICF International	8,057	918,498
IES Holdings *	4,002	172,846
Insperity .	15,754	1,929,235
Insteel Industries	8,043	221,424
Interface, Cl A	27,420	214,973
Janus International Group *	37,320	335,880
JELD-WEN Holding *	38,292	489,372
Joby Aviation *	103,978	450,225
John Bean Technologies .	13,748	1,494,545
Kadant .	5,255	976,537
Kaman .	11,908	262,810
KAR Auction Services *	51,286	694,412
Karat Packaging *	2,468	33,466
Kelly Services, Cl A .	15,165	248,858
Kennametal .	35,331	917,193
Kforce	8,608	509,077
Kimball International, Cl B	14,661	180,477
Korn Ferry	23,748	1,140,379
Kratos Defense & Security Solutions *	54,050	697,245
Legalzoom.com *	40,603	380,856
Lightning eMotors *	—	—
Lindsay .	4,831	583,295
Liquidity Services *	10,657	139,287
Manitowoc *	15,417	235,726
Markforged Holding *	1	1

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Marten Transport .	25,386	$512,543
Masonite International *	9,960	910,444
Matson .	17,367	1,181,477
Matthews International, Cl A .	13,233	501,134
Maxar Technologies .	31,957	1,684,773
Maximus .	26,285	2,198,740
McGrath RentCorp	10,552	937,862
Microvast Holdings *	1	1
Miller Industries .	4,955	161,533
MillerKnoll	32,658	555,513
Momentus, Cl A *	1	—
Montrose Environmental Group *	11,833	360,433
Moog, Cl A	12,512	1,127,456
MRC Global *	35,535	346,111
Mueller Industries .	24,300	1,745,955
Mueller Water Products, Cl A	67,989	911,053
MYR Group *	7,137	913,465
National Presto Industries	2,302	156,582
NEXTracker, Cl A *	13,346	420,266
Nikola *	1	1
NL Industries	3,258	20,949
Northwest Pipe *	4,289	118,119
NOW *	47,435	506,131
NuScale Power *	14,378	127,533
NV5 Global *	5,921	560,896
Omega Flex .	1,477	162,485
PAM Transportation Services *	3,245	72,850
Park Aerospace .	8,145	106,537
Parsons *	14,721	640,363
PGT Innovations *	24,789	636,086
Pitney Bowes	1	3
Planet Labs PBC *	64,369	262,625
Powell Industries .	4,181	167,491
Preformed Line Products .	1,339	166,411
Primoris Services .	22,811	577,118
Proterra *	1	1
Proto Labs *	11,886	341,960
Quad Graphics *	1	3
Quanex Building Products .	14,485	276,663

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Radiant Logistics *	15,950	$105,270
RBC Bearings *	12,558	2,850,792
Red Violet *	3,900	66,690
Redwire *	1	3
Resideo Technologies *	62,962	1,120,724
Resources Connection .	13,731	200,335
REV Group .	14,491	155,488
Rocket Lab USA *	88,202	345,752
Rush Enterprises, Cl A	18,220	967,664
Rush Enterprises, Cl B .	2,921	171,112
Saia *	11,763	3,502,668
Sarcos Technology and Robotics *	1	—
Shoals Technologies Group, Cl A *	71,044	1,484,109
Shyft Group	14,946	374,846
Simpson Manufacturing .	18,570	2,335,735
Skillsoft *	1	1
SkyWest *	21,369	604,743
SP Plus *	9,931	339,342
Spire Global *	1	1
Spirit Airlines *	46,763	799,647
SPX Technologies *	19,110	1,216,925
Standex International	5,121	628,910
Steelcase, Cl A	35,295	282,360
Stem *	67,907	287,247
Sterling Check *	9,977	112,141
Sterling Infrastructure *	12,626	466,152
Sun Country Airlines Holdings *	14,033	276,871
SunPower, Cl A *	35,155	464,749
Tennant .	8,162	623,740
Terex	28,963	1,291,460
Terran Orbital *	1	2
Thermon Group Holdings *	14,348	298,151
Titan International *	21,947	214,203
Titan Machinery *	8,921	279,673
TPI Composites *	15,204	187,921
Transcat *	3,071	234,287
TriNet Group *	16,734	1,552,581
Trinity Industries	35,809	857,626
Triumph Group *	27,685	299,275

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TrueBlue *	14,853	$225,023
TTEC Holdings .	8,333	283,905
TuSimple Holdings, Cl A *	1	1
Tutor Perini *	17,003	90,116
UFP Industries .	25,949	2,037,515
UniFirst	6,714	1,098,948
Universal Logistics Holdings	3,432	87,859
Upwork *	51,547	493,305
V2X *	5,145	222,264
Velo3D *	1	2
Veritiv .	6,132	704,383
Verra Mobility, Cl A *	63,779	1,081,054
Viad *	8,779	167,064
Vicor *	9,482	407,442
View *	1	—
Virgin Galactic Holdings *	132,037	480,615
VSE .	4,679	197,875
Wabash National	21,091	541,406
Watts Water Technologies, Cl A .	11,878	1,921,029
Werner Enterprises	27,539	1,243,937
Wheels Up Experience *	1	—
Willdan Group *	5,110	74,861
Xometry, Cl A *	15,010	208,489
Xos *	1	—
Zurn Elkay Water Solutions .	56,541	1,218,459
		162,262,115
Information Technology — 7.8%
8x8 *	46,188	132,560
908 Devices *	11,175	75,543
A10 Networks	28,192	398,635
ACI Worldwide *	49,474	1,253,176
ACM Research, Cl A *	22,050	206,167
Adeia .	44,483	339,850
ADTRAN Holdings .	33,615	306,569
Advanced Energy Industries .	16,331	1,412,631
Aeva Technologies *	1	1
AEye *	1	—
Agilysys *	8,973	700,253
Akoustis Technologies *	1	3

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Alarm.com Holdings *	20,951	$999,153
Alkami Technology *	16,191	194,130
Alpha & Omega Semiconductor *	9,427	225,117
Altair Engineering, Cl A *	22,595	1,560,185
Ambarella *	16,255	1,007,485
American Software, Cl A	17,436	208,186
Amkor Technology	44,188	988,486
Amplitude, Cl A *	25,695	291,638
Appfolio, Cl A *	8,579	1,197,800
Appian, Cl A *	17,572	659,829
Applied Digital *	1	3
Arlo Technologies *	34,752	223,803
Arteris *	3,702	13,771
Asana, Cl A *	32,367	523,698
Atomera *	8,145	64,345
AvePoint *	53,334	231,470
Aviat Networks *	4,839	158,768
Avid Technology *	15,484	456,933
Axcelis Technologies *	14,190	1,678,677
AXT *	16,833	44,944
Badger Meter	12,718	1,682,973
Belden	18,711	1,476,111
Benchmark Electronics	15,071	321,766
BigCommerce Holdings *	26,674	197,121
Blackbaud *	21,352	1,480,868
Blackline *	23,998	1,336,929
Blend Labs, Cl A *	1	1
Box, Cl A *	60,700	1,606,122
Brightcove *	16,833	69,689
C3.ai, Cl A *	31,482	561,009
Calix *	25,117	1,147,847
Cambium Networks *	5,073	76,805
Casa Systems *	1	1
Cepton *	1	—
Cerberus Cyber Sentinel *	1	—
Cerence *	18,060	461,433
CEVA *	9,734	244,615
Cipher Mining *	1	2
Cleanspark *	1	4

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Clear Secure, Cl A *	28,331	$685,327
Clearfield *	5,859	255,921
Cohu *	20,449	691,994
CommScope Holding *	95,899	472,782
CommVault Systems *	19,384	1,129,506
CompoSecure *	3,243	24,323
Comtech Telecommunications .	11,670	120,785
Consensus Cloud Solutions *	8,198	306,031
Corsair Gaming *	21,337	371,691
Couchbase *	12,715	195,302
Credo Technology Group Holding *	42,942	348,260
CS Disco *	9,381	55,160
CTS .	13,645	535,020
Cvent Holding, Cl A *	34,758	292,315
Cyxtera Technologies *	1	—
Diebold Nixdorf *	1	1
Digi International *	14,962	451,254
Digimarc *	5,918	100,843
Digital Turbine *	42,333	496,566
DigitalOcean Holdings *	32,291	1,018,458
Diodes *	19,335	1,541,000
Domo, Cl B *	13,879	220,399
DZS *	7,059	48,001
E2open Parent Holdings *	81,823	514,667
Eastman Kodak *	19,992	65,774
Ebix .	11,454	186,242
Edgio *	1	1
eGain *	8,688	63,770
Enfusion, Cl A *	13,916	116,616
EngageSmart *	15,723	269,964
Envestnet *	23,896	1,514,528
ePlus *	11,669	508,068
Everbridge *	17,541	460,977
EverCommerce *	11,639	140,483
Evolv Technologies Holdings *	1	4
Extreme Networks *	62,219	1,106,254
FARO Technologies *	7,967	186,029
Fastly, Cl A *	62,068	917,365
Focus Universal *	1	2

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ForgeRock, Cl A *	19,681	$394,210
FormFactor *	33,596	917,507
Greenidge Generation Holdings *	1	—
Grid Dynamics Holdings *	22,933	249,282
Hackett Group .	11,682	216,818
Harmonic *	41,650	586,848
Ichor Holdings *	12,094	336,818
Identiv *	8,858	48,719
Impinj *	10,370	916,812
Infinera *	103,987	658,238
Information Services Group	14,756	75,108
Inseego *	1	1
Insight Enterprises *	14,260	1,724,747
Instructure Holdings *	7,265	192,740
Intapp *	6,294	253,774
InterDigital	13,103	887,597
IonQ *	49,121	270,657
IronNet *	1	—
Itron *	19,651	1,049,363
Kimball Electronics *	10,579	212,955
Knowles *	38,547	650,673
Latch *	1	1
Lightwave Logic *	46,256	208,152
LivePerson *	30,368	140,604
LiveRamp Holdings *	28,895	696,081
LiveVox Holdings *	1	3
MACOM Technology Solutions Holdings *	24,972	1,456,866
Marathon Digital Holdings *	50,182	505,333
Matterport *	1	2
MaxLinear, Cl A *	31,854	768,637
MeridianLink *	10,014	149,609
Methode Electronics	15,615	640,059
MicroStrategy, Cl A *	4,361	1,432,065
MicroVision *	1	2
Mirion Technologies, Cl A *	56,698	459,254
Mitek Systems *	17,749	160,096
Model N *	16,087	495,480
Momentive Global *	54,673	513,379
N-able *	31,448	400,962

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Napco Security Technologies *	13,870	$429,970
NETGEAR *	12,489	176,470
NetScout Systems *	29,782	810,368
NextNav *	1	2
nLight *	21,409	187,757
Novanta *	15,480	2,365,963
Olo, Cl A *	37,285	255,402
ON24 *	17,331	150,780
Ondas Holdings *	1	1
OneSpan *	19,473	287,032
Onto Innovation *	22,633	1,832,820
OSI Systems *	7,017	792,640
Ouster *	—	—
PagerDuty *	37,549	1,128,723
PAR Technology *	12,379	378,674
PC Connection	4,792	192,974
PDF Solutions *	13,056	470,669
Perficient *	14,885	966,334
PFSweb *	6,766	27,199
Photronics *	26,355	381,093
Plexus *	12,740	1,114,368
Porch Group *	1	1
Power Integrations .	24,647	1,793,809
PowerSchool Holdings, Cl A *	25,754	537,744
Progress Software .	18,658	1,023,951
PROS Holdings *	18,009	510,915
Q2 Holdings *	24,400	600,728
Qualys *	16,811	1,898,634
Rackspace Technology *	1	1
Rambus *	47,807	2,119,762
Rapid7 *	25,705	1,249,520
Ribbon Communications *	1	3
Rigetti Computing *	1	—
Rimini Street *	18,972	70,955
Riot Platforms *	92,389	1,104,972
Rockley Photonics Holdings *(B)	1	—
Rogers *	8,120	1,306,914
Sanmina *	26,208	1,369,630
ScanSource *	10,823	296,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SecureWorks, Cl A *	3,801	$34,475
Semtech *	27,729	540,438
Silicon Laboratories *	14,325	1,995,472
SiTime *	7,095	769,595
SkyWater Technology *	8,716	78,793
SMART Global Holdings *	20,931	322,756
SmartRent, Cl A *	1	3
SolarWinds *	19,934	171,831
SoundThinking *	3,947	117,423
Sprout Social, Cl A *	22,319	1,099,434
SPS Commerce *	15,803	2,327,782
Squarespace, Cl A *	14,625	454,837
Sumo Logic *	49,874	598,488
Super Micro Computer *	20,447	2,155,727
Synaptics *	17,955	1,590,095
Telos *	1	2
Tenable Holdings *	48,543	1,795,606
Terawulf *	1	2
Transphorm *	1	3
TTM Technologies *	43,575	514,621
Tucows, Cl A *	4,255	95,269
Turtle Beach *	6,960	75,655
Ultra Clean Holdings *	19,413	554,047
Unisys *	27,150	87,151
Upland Software *	11,946	43,842
Varonis Systems, Cl B *	47,402	1,097,830
Veeco Instruments *	22,298	410,729
Verint Systems *	28,348	1,034,419
Veritone *	12,286	58,481
Viant Technology, Cl A *	5,227	23,103
Viavi Solutions *	99,736	893,635
Vishay Intertechnology	56,286	1,198,329
Vishay Precision Group *	5,452	204,668
Weave Communications *	18,813	83,342
WM Technology *	1	1
Workiva, Cl A *	21,809	2,037,397
Xerox Holdings .	51,039	799,781
Xperi *	17,793	168,856
Yext *	47,751	419,254

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zeta Global Holdings, Cl A *	46,142	$448,039
Zuora, Cl A *	55,764	434,402
		109,866,640
Materials — 3.0%
5E Advanced Materials *	14,391	60,730
AdvanSix .	11,582	436,410
Alpha Metallurgical Resources .	7,727	1,132,469
Alto Ingredients *	1	1
American Vanguard	12,698	244,437
Amyris *	1	1
Arconic *	45,175	1,118,081
Aspen Aerogels *	13,451	84,203
ATI *	53,865	2,080,266
Avient .	39,544	1,522,840
Balchem .	13,837	1,818,182
Cabot .	24,145	1,732,645
Carpenter Technology .	20,825	1,098,311
Century Aluminum *	23,105	198,472
Chase .	3,301	360,898
Clearwater Paper *	7,291	263,205
Coeur Mining *	1	3
Commercial Metals	52,333	2,443,428
Compass Minerals International	15,031	491,965
Constellium, Cl A *	54,345	807,023
Dakota Gold *	1	3
Danimer Scientific *	1	3
Diversey Holdings *	32,386	263,298
Ecovyst *	35,883	407,272
Eightco Holdings *	1	2
FutureFuel	10,690	80,175
Glatfelter *	1	5
Greif, Cl A	11,092	696,467
Greif, Cl B	2,562	201,732
Hawkins .	8,416	339,502
Haynes International .	5,345	251,269
HB Fuller .	23,515	1,555,988
Hecla Mining	261,889	1,584,429
Hycroft Mining Holding *	1	—
Ingevity *	16,683	1,196,838

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Innospec	10,777	$1,095,267
Intrepid Potash *	4,844	124,878
Ivanhoe Electric *	21,410	254,993
Kaiser Aluminum	6,979	458,660
Koppers Holdings .	8,967	294,207
Kronos Worldwide .	9,880	91,884
Livent *	70,048	1,530,549
LSB Industries *	31,613	282,304
Materion	8,936	967,858
Mativ Holdings	23,562	456,396
Minerals Technologies	14,092	835,092
Myers Industries .	15,525	294,199
O-I Glass *	67,657	1,520,253
Olympic Steel	4,186	194,942
Origin Materials *	44,035	173,938
Pactiv Evergreen	17,919	141,560
Perimeter Solutions *	54,482	407,525
Piedmont Lithium *	8,891	511,233
PureCycle Technologies *	43,998	289,067
Quaker Chemical .	6,097	1,137,883
Ramaco Resources .	9,303	75,633
Ranpak Holdings, Cl A *	16,427	67,022
Rayonier Advanced Materials *	33,362	181,489
Ryerson Holding .	9,456	357,153
Schnitzer Steel Industries, Cl A .	11,153	322,210
Sensient Technologies .	18,244	1,358,448
Stepan .	9,311	858,474
Summit Materials, Cl A *	51,675	1,416,412
SunCoke Energy .	34,209	266,146
Sylvamo .	15,510	710,668
TimkenSteel *	19,789	331,268
Tredegar	14,086	132,127
TriMas .	18,403	467,620
Trinseo	16,171	293,019
Tronox Holdings, Cl A	50,293	688,511
United States Lime & Minerals	1,086	174,737
Valhi .	1,238	19,226
Warrior Met Coal .	22,469	776,753

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Worthington Industries .	13,943	$828,075
		42,858,232
Real Estate — 4.4%
Acadia Realty Trust ‡	40,066	541,292
Agree Realty ‡	39,210	2,665,888
Alexander & Baldwin ‡	31,743	610,418
Alexander's ‡	1,086	202,072
American Assets Trust ‡	21,171	385,312
American Realty Investors *	597	11,122
Anywhere Real Estate *	47,614	303,301
Apartment Investment and Management, Cl A ‡
*	62,105	486,282
Apple Hospitality REIT ‡	93,508	1,392,334
Armada Hoffler Properties ‡	29,002	339,904
Ashford Hospitality Trust ‡ *	1	3
Bluerock Homes Trust ‡ *	1,492	29,482
Braemar Hotels & Resorts ‡	25,066	95,251
Brandywine Realty Trust ‡	69,877	274,617
Broadstone Net Lease, Cl A ‡	74,671	1,207,430
BRT Apartments ‡	5,263	91,208
CareTrust REIT ‡	43,745	852,590
CBL & Associates Properties ‡	11,506	266,134
Centerspace ‡	6,501	366,526
Chatham Lodging Trust ‡	20,787	212,859
City Office REIT ‡	17,733	103,206
Clipper Realty ‡	4,887	25,657
Community Healthcare Trust ‡	10,279	367,885
Compass, Cl A *	1	2
Corporate Office Properties Trust ‡	49,025	1,122,182
CTO Realty Growth ‡	10,455	176,062
Cushman & Wakefield *	70,065	690,140
DiamondRock Hospitality ‡	88,446	717,297
DigitalBridge Group	71,187	884,854
Diversified Healthcare Trust ‡	1	1
Doma Holdings *	1	—
Douglas Elliman .	30,205	96,354
Easterly Government Properties, Cl A ‡	39,196	551,488
Elme Communities ‡	38,221	658,548
Empire State Realty Trust, Cl A ‡	58,337	356,439

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Equity Commonwealth ‡ *	45,930	$951,670
Essential Properties Realty Trust ‡	61,088	1,511,928
eXp World Holdings	30,921	361,467
Farmland Partners ‡	23,223	242,448
Forestar Group *	7,939	153,540
Four Corners Property Trust ‡	36,627	934,355
Franklin Street Properties ‡	1	1
FRP Holdings *	2,952	171,216
Getty Realty ‡	18,141	604,640
Gladstone Commercial ‡	16,943	202,299
Gladstone Land ‡	13,603	219,144
Global Medical REIT ‡	28,630	265,686
Global Net Lease ‡	44,824	504,718
Hersha Hospitality Trust, Cl A ‡	13,405	84,452
Independence Realty Trust ‡	97,555	1,624,291
Indus Realty Trust ‡	2,498	166,292
Industrial Logistics Properties Trust ‡	1	2
Innovative Industrial Properties, Cl A ‡	12,176	834,665
InvenTrust Properties ‡	29,630	668,157
Kennedy-Wilson Holdings	51,531	864,690
Kite Realty Group Trust ‡	94,557	1,959,221
LTC Properties ‡	17,920	599,424
LXP Industrial Trust ‡	118,423	1,113,176
Macerich ‡	93,786	936,922
Marcus & Millichap .	11,849	372,888
National Health Investors ‡	18,564	923,930
Necessity Retail REIT ‡	52,589	289,765
NETSTREIT ‡	26,555	483,832
Newmark Group, Cl A	66,614	422,333
NexPoint Residential Trust ‡	10,229	439,131
Offerpad Solutions *	1	1
Office Properties Income Trust ‡	20,542	133,934
One Liberty Properties ‡	7,069	155,659
Orion Office REIT ‡	23,633	145,107
Outfront Media ‡	63,758	1,062,208
Paramount Group ‡	76,766	332,397
Pebblebrook Hotel Trust ‡	57,218	814,212
Phillips Edison ‡	50,697	1,598,983
Physicians Realty Trust ‡	101,740	1,467,091

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Piedmont Office Realty Trust, Cl A ‡	50,702	$330,070
Plymouth Industrial REIT ‡	17,374	351,650
Postal Realty Trust, Cl A ‡	7,799	119,871
PotlatchDeltic ‡	34,579	1,598,587
RE/MAX Holdings, Cl A	8,170	157,763
Redfin *	42,897	319,583
Retail Opportunity Investments ‡	51,789	674,811
RLJ Lodging Trust ‡	69,770	704,677
RMR Group, Cl A .	6,799	161,476
RPT Realty ‡	38,494	357,994
Ryman Hospitality Properties ‡	24,308	2,179,455
Sabra Health Care REIT ‡	101,067	1,152,164
Safehold ‡	21,188	587,331
Saul Centers ‡	5,174	186,419
Service Properties Trust ‡	67,705	593,773
SITE Centers ‡	86,001	1,061,252
St. Joe .	14,831	609,554
STAG Industrial ‡	78,595	2,662,013
Star Holdings *	4,385	70,774
Stratus Properties *	2,367	50,654
Summit Hotel Properties ‡	42,897	276,257
Sunstone Hotel Investors ‡	91,604	872,986
Tanger Factory Outlet Centers ‡	44,256	867,860
Tejon Ranch *	9,310	160,877
Terreno Realty ‡	35,727	2,200,426
Transcontinental Realty Investors *	700	25,515
UMH Properties ‡	22,462	341,422
Uniti Group ‡	100,452	343,546
Universal Health Realty Income Trust ‡	5,622	244,557
Urban Edge Properties ‡	48,989	718,669
Urstadt Biddle Properties, Cl A ‡	12,950	222,999
Veris Residential ‡ *	37,541	613,795
Whitestone REIT ‡	19,005	170,095
Xenia Hotels & Resorts ‡	50,014	633,177
		61,322,067
Utilities — 2.2%
ALLETE .	24,914	1,554,135
Altus Power, Cl A *	42,422	192,596
American States Water .	16,050	1,424,438

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Artesian Resources, Cl A .	3,576	$195,893
Avista	32,227	1,420,244
Black Hills .	28,909	1,887,469
California Water Service Group .	24,613	1,380,297
Chesapeake Utilities	7,621	941,194
Clearway Energy, Cl A .	14,893	431,599
Clearway Energy, Cl C .	35,719	1,084,786
Global Water Resources	5,430	59,567
MGE Energy .	15,852	1,214,422
Middlesex Water .	7,610	555,378
Montauk Renewables *	27,801	184,877
New Jersey Resources .	41,785	2,157,777
Northwest Natural Holding	15,526	729,101
NorthWestern	25,334	1,485,079
ONE Gas	23,351	1,796,860
Ormat Technologies .	22,851	1,960,844
Otter Tail .	17,896	1,287,617
PNM Resources .	37,116	1,786,393
Portland General Electric	38,857	1,966,941
Pure Cycle *	8,145	80,391
SJW Group	11,832	898,286
Southwest Gas Holdings	29,224	1,636,544
Spire .	22,221	1,505,028
Sunnova Energy International *	42,615	765,365
Unitil	7,036	391,131
Via Renewables, Cl A	977	10,116
York Water .	6,145	258,336
		31,242,704
TOTAL UNITED STATES		959,216,605
TOTAL COMMON STOCK
(Cost $1,013,891,027)		986,428,346
EXCHANGE TRADED FUND — 31.3%(A)(C)
Vanguard Russell 2000 ETF(D)
(Cost $446,206,753)	6,226,170	440,688,313

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Number of
	Rights	Value
RIGHTS — 0.0%(A)
United States — 0.0%
CinCor Pharma# *(B)	15,984	$48,911
TOTAL RIGHTS (Cost $–) .		48,911
TOTAL INVESTMENTS — 101.3%
(Cost $1,460,097,780)		$1,427,165,570
WRITTEN OPTIONS— (1.5)%
(Premiums Received $(36,075,000))		$(20,933,865)

Percentages are based on Net Assets of $1,408,157,729.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.5)%
Call Options
Russell 2000 Index	(8,059)	$(1,434,502,000)	$1,768.99	05/19/23	$ (20,933,865)

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was
$1,427,165,570.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	For financial information on the Vanguard Russell 2000 ETF, please go to the
Securities Exchange Commission’s website at http://www.sec.gov.
(D)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$986,428,250	$—	$96	$986,428,346
Exchange Traded Fund	440,688,313	—	—	440,688,313
Rights	—	—	48,911	48,911
Total Investments in Securities	$1,427,116,563	$—	$49,007	$1,427,165,570

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(20,933,865)	$—	$—	$(20,933,865)
Total Other Financial Instruments	$(20,933,865)	$—	$—	$(20,933,865)

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a summary of the transactions with affiliates for the period ended April 30, 2023:
Value at 10/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Changes in Unrealized Appreciation (Depreciation)	Value at 4/30/23	Income
Vanguard Russell 2000 ETF
$444,049,022	$332,951,329	$(321,289,212)	$(5,681,359)	$(9,341,467)	$440,688,313	$3,600,187
Amounts designated as “—“ are $0 or have been rounded to $0.
See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.0%
AUSTRALIA — 8.9%
Communication Services — 0.1%
REA Group	54	$5,028
Telstra Group	4,678	13,509
		18,537
Consumer Discretionary — 0.7%
Aristocrat Leisure .	810	20,293
Flutter Entertainment *	184	36,788
Wesfarmers	1,378	47,326
		104,407
Consumer Staples — 0.7%
Coles Group .	2,812	33,821
Endeavour Group	2,877	12,910
Woolworths Group	2,430	62,356
		109,087
Energy — 0.4%
Santos .	3,666	17,129

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Woodside Energy Group	2,087	$46,451
		63,580
Financials — 2.6%
ANZ Group Holdings	3,331	53,602
ASX	218	9,864
Commonwealth Bank of Australia	1,921	126,137
Macquarie Group .	418	50,441
National Australia Bank	3,553	67,716
QBE Insurance Group .	1,697	17,192
Suncorp Group	1,437	11,852
Westpac Banking .	3,955	58,729
		395,533
Health Care — 0.8%
Cochlear	313	51,016
EBOS Group .	737	20,166
Sonic Healthcare	2,283	53,469
		124,651
Industrials — 0.4%
Brambles	1,908	17,968
Computershare	687	10,170
Transurban Group .	4,215	41,754
		69,892
Information Technology — 0.1%
WiseTech Global	224	10,149
Materials — 2.8%
BHP Group	5,895	172,970
Fortescue Metals Group	1,986	27,483
Glencore	13,979	82,404
Newcrest Mining .	1,016	19,418
Rio Tinto .	433	32,120
Rio Tinto PLC .	1,234	78,310
South32	5,476	15,344
		428,049

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.2%
Goodman Group ‡	1,923	$24,540
Scentre Group ‡	5,899	11,227
		35,767
Utilities — 0.1%
APA Group	1,311	8,906
TOTAL AUSTRALIA		1,368,558
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A .	164	1,282
Energy — 0.1%
OMV	164	7,756
Financials — 0.1%
BAWAG Group	96	4,680
Erste Group Bank	374	13,588
Raiffeisen Bank International	162	2,488
		20,756
Industrials — 0.1%
ANDRITZ	106	6,887
Strabag	21	917
		7,804
Utilities — 0.0%
EVN	76	1,833
Verbund	43	3,841
		5,674
TOTAL AUSTRIA		43,272
BELGIUM — 1.6%
Consumer Discretionary — 0.0%
D'ieteren Group .	31	5,835
Consumer Staples — 0.8%
Anheuser-Busch InBev	1,980	129,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.2%
Groupe Bruxelles Lambert	106	$9,514
KBC Group .	379	27,105
		36,619
Health Care — 0.4%
UCB	585	54,522
Materials — 0.1%
Solvay	97	11,657
Utilities — 0.1%
Elia Group	51	7,004
TOTAL BELGIUM		244,824
BRAZIL — 0.0%
Materials — 0.0%
Yara International	171	6,858
CHINA — 1.1%
Consumer Discretionary — 0.7%
Chow Tai Fook Jewellery Group .	2,200	4,400
Prosus .	1,412	105,799
		110,199
Consumer Staples — 0.2%
Budweiser Brewing APAC	3,500	10,077
Wilmar International .	6,012	17,709
		27,786
Financials — 0.1%
BOC Hong Kong Holdings	4,700	14,789
Health Care — 0.0%
China Evergrande New Energy Vehicle Group
*(A)	5,700	70
Utilities — 0.1%
ENN Energy Holdings	900	12,267
TOTAL CHINA		165,111

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 1.3%
Health Care — 0.5%
Coloplast, Cl B .	561	$80,852
Industrials — 0.7%
AP Moller - Maersk, Cl A .	4	7,139
AP Moller - Maersk, Cl B	7	12,644
DSV	239	44,977
Vestas Wind Systems *	1,376	38,003
		102,763
Utilities — 0.1%
Orsted .	218	19,587
TOTAL DENMARK		203,202
FINLAND — 1.0%
Energy — 0.2%
Neste	486	23,576
Financials — 0.4%
Nordea Bank Abp	3,634	40,325
Sampo, Cl A .	543	27,551
		67,876
Industrials — 0.2%
Kone, Cl B .	527	30,079
Information Technology — 0.2%
Nokia .	6,225	26,404
TOTAL FINLAND		147,935
FRANCE — 11.8%
Communication Services — 0.0%
Adevinta, Cl B *	326	2,500
Consumer Discretionary — 3.0%
Christian Dior	4	3,674
Hermes International	44	95,539
Kering	91	58,239

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
LVMH Moet Hennessy Louis Vuitton	318	$305,783
		463,235
Consumer Staples — 2.7%
Danone	1,271	84,177
L'Oreal .	502	239,833
Pernod Ricard	409	94,551
		418,561
Energy — 1.1%
TotalEnergies	2,630	168,230
Financials — 1.2%
AXA .	2,271	74,137
BNP Paribas .	1,283	82,988
Credit Agricole .	1,540	18,845
		175,970
Health Care — 1.9%
EssilorLuxottica	1,442	285,598
Industrials — 0.6%
Vinci .	712	88,194
Information Technology — 0.4%
Capgemini	175	31,859
Dassault Systemes	803	32,508
		64,367
Materials — 0.7%
Air Liquide	608	109,531
Utilities — 0.2%
Engie	2,036	32,628
TOTAL FRANCE		1,808,814
GERMANY — 8.3%
Communication Services — 0.6%
Deutsche Telekom	3,937	95,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 1.1%
adidas	216	$38,021
Bayerische Motoren Werke	384	43,004
Mercedes-Benz Group	962	74,959
Volkswagen .	43	7,213
		163,197
Consumer Staples — 0.3%
Beiersdorf	191	26,695
Henkel & KGaA .	212	15,681
		42,376
Financials — 1.4%
Allianz .	456	114,504
Deutsche Boerse .	216	41,230
Muenchener Rueckversicherungs-Gesellschaft
in Muenchen .	159	59,770
		215,504
Health Care — 0.9%
BioNTech ADR	439	50,151
Siemens Healthineers .	1,335	83,154
		133,305
Industrials — 1.6%
Daimler Truck Holding	718	23,733
Deutsche Post .	1,361	65,390
Hapag-Lloyd .	5	1,552
Siemens	999	164,221
		254,896
Information Technology — 1.5%
Infineon Technologies	1,494	54,273
SAP .	1,256	170,360
		224,633
Materials — 0.4%
BASF	1,071	55,395
Real Estate — 0.1%
Vonovia	868	18,806

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.4%
E.ON	2,535	$33,597
RWE .	768	36,077
		69,674
TOTAL GERMANY		1,272,886
HONG KONG — 2.5%
Financials — 1.7%
AIA Group .	13,165	142,469
Hang Seng Bank .	680	10,057
Hong Kong Exchanges & Clearing	1,394	57,537
Prudential	3,042	46,321
		256,384
Industrials — 0.2%
MTR .	1,900	9,476
Techtronic Industries .	2,432	26,148
		35,624
Real Estate — 0.4%
CK Asset Holdings	2,000	11,796
Henderson Land Development	1,700	6,042
Link REIT ‡	3,100	20,220
Sun Hung Kai Properties .	1,590	22,078
		60,136
Utilities — 0.2%
CK Infrastructure Holdings	800	4,545
CLP Holdings .	1,800	13,391
Hong Kong & China Gas	11,110	9,851
		27,787
TOTAL HONG KONG		379,931
IRELAND — 0.3%
Materials — 0.3%
CRH	862	41,663
ISRAEL — 0.7%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication .	2,233	3,019

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.0%
Global-e Online, Cl E *	98	$2,732
Consumer Staples — 0.0%
Strauss Group *	107	2,371
Energy — 0.0%
Delek Group	8	857
Financials — 0.3%
Bank Hapoalim	1,382	11,770
Bank Leumi Le-Israel	1,717	13,447
First International Bank of Israel	57	2,050
Israel Discount Bank, Cl A	1,385	6,799
Mizrahi Tefahot Bank	162	5,257
Phoenix Holdings	253	2,689
		42,012
Industrials — 0.0%
Ashtrom Group	80	1,253
Shapir Engineering and Industry .	197	1,396
ZIM Integrated Shipping Services	98	1,673
		4,322
Information Technology — 0.3%
Check Point Software Technologies *	114	14,519
Nice *	72	14,754
Nova *	45	4,111
Tower Semiconductor *	102	4,477
Wix.com *	56	4,885
		42,746
Materials — 0.0%
Israel	2	578
Real Estate — 0.1%
Airport City *	92	1,170
Alony Hetz Properties & Investments	215	1,676
Amot Investments .	90	474
Azrieli Group	52	3,003
Big Shopping Centers *	1	84

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Melisron	11	$728
Mivne Real Estate KD	553	1,536
		8,671
TOTAL ISRAEL		107,308
ITALY — 2.0%
Consumer Discretionary — 0.3%
Ferrari .	161	44,845
PRADA	600	4,402
		49,247
Consumer Staples — 0.1%
Davide Campari-Milano .	1,143	14,739
Energy — 0.3%
Eni	2,781	42,203
Financials — 0.8%
Assicurazioni Generali .	1,360	28,347
Intesa Sanpaolo	19,206	50,560
UniCredit .	2,217	43,909
		122,816
Utilities — 0.5%
Enel .	8,644	59,157
Snam	2,354	13,098
Terna - Rete Elettrica Nazionale	1,599	13,875
		86,130
TOTAL ITALY		315,135
JAPAN — 25.1%
Communication Services — 1.8%
Dentsu Group .	280	10,025
KDDI	1,753	54,689
Konami Group	110	5,405
Nexon .	518	11,679
Nintendo .	1,274	53,527
Nippon Telegraph & Telephone	1,321	40,251
SoftBank .	3,102	34,889
SoftBank Group	1,341	50,168

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Toho	164	$6,492
Z Holdings .	2,963	8,064
		275,189
Consumer Discretionary — 4.1%
Aisin .	216	6,305
Bandai Namco Holdings	810	18,310
Bridgestone .	754	30,112
Denso	613	36,695
Fast Retailing	229	53,834
Honda Motor .	2,094	55,178
Isuzu Motors	785	9,172
Nissan Motor	2,883	10,421
Nitori Holdings	106	13,518
Oriental Land	1,380	48,637
Pan Pacific International Holdings	667	12,413
Panasonic Holdings	2,849	26,646
Rakuten Group	1,126	5,582
Sekisui House	819	16,781
Shimano .	108	16,672
Subaru	762	12,283
Sumitomo Electric Industries	966	12,231
Suzuki Motor	610	21,051
Toyota Motor	15,332	209,096
Yamaha .	214	8,377
ZOZO .	174	3,649
		626,963
Consumer Staples — 2.6%
Aeon .	1,827	37,133
Asahi Group Holdings	1,013	39,005
Japan Tobacco .	2,198	47,192
Kao	972	39,297
Kirin Holdings	1,726	28,001
Kobe Bussan	302	8,439
Nissin Foods Holdings .	168	16,187
Seven & i Holdings	1,595	71,981
Shiseido .	799	39,907
Suntory Beverage & Food .	274	10,283
Unicharm .	925	37,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Yakult Honsha .	323	$24,267
		398,892
Energy — 0.2%
ENEOS Holdings	3,589	12,705
Idemitsu Kosan	250	5,291
Inpex	1,173	12,689
		30,685
Financials — 2.4%
Dai-ichi Life Holdings	1,120	20,682
Japan Exchange Group	607	9,805
Japan Post Bank	1,429	11,387
Mitsubishi UFJ Financial Group .	13,836	86,665
Mizuho Financial Group	2,860	41,273
MS&AD Insurance Group Holdings	545	17,791
Nomura Holdings	3,389	12,093
ORIX .	1,313	22,178
Resona Holdings	2,720	13,478
Sompo Holdings .	395	16,399
Sumitomo Mitsui Financial Group .	1,532	62,432
Sumitomo Mitsui Trust Holdings .	434	15,583
Tokio Marine Holdings	2,344	46,823
		376,589
Health Care — 4.2%
Eisai	1,403	80,709
Hoya .	1,689	176,262
Kyowa Kirin	1,173	26,016
M3	2,070	50,471
Otsuka Holdings .	2,640	89,205
Shionogi	1,310	58,426
Sysmex .	804	51,406
Terumo	3,540	105,447
		637,942
Industrials — 5.1%
ANA Holdings *	204	4,431
Central Japan Railway	271	33,525
Daifuku .	486	8,887

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Daikin Industries	394	$71,239
East Japan Railway .	485	27,797
FANUC	1,325	44,655
Hankyu Hanshin Holdings	329	10,233
ITOCHU .	1,995	65,814
Japan Airlines .	193	3,665
Komatsu	1,277	31,361
Kubota .	1,537	23,117
Marubeni	2,290	32,290
MINEBEA MITSUMI	547	10,043
MISUMI Group .	380	9,516
Mitsubishi Electric .	2,899	35,747
Mitsui .	2,126	66,029
Mitsui OSK Lines .	470	11,598
MonotaRO	328	4,933
NIDEC	707	34,809
Nippon Yusen .	678	15,949
Recruit Holdings	2,272	63,806
Secom .	277	17,694
SG Holdings	682	9,787
SMC .	86	42,790
Sumitomo	1,660	29,588
Tokyu	848	11,945
Toshiba	574	18,548
Toyota Industries	266	15,335
West Japan Railway .	308	13,325
Yaskawa Electric	363	14,689
		783,145
Information Technology — 3.0%
Advantest .	222	17,184
Canon .	1,234	29,345
Disco	111	12,562
Fujitsu	217	28,781
Keyence .	231	103,654
Kyocera	393	20,524
Lasertec	90	12,162
Murata Manufacturing	759	43,924
NEC	324	12,397
Nomura Research Institute	514	12,910

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NTT Data .	772	$10,426
Obic	74	11,364
Omron	227	13,240
Oracle Japan *	52	3,723
Renesas Electronics *	1,622	21,108
Rohm .	110	8,224
Shimadzu .	326	10,127
TDK	438	14,942
TIS	250	6,830
Tokyo Electron .	543	61,791
Trend Micro	160	7,779
		462,997
Materials — 1.0%
Asahi Kasei .	1,633	11,486
Mitsubishi Chemical Group .	1,560	9,102
Nippon Paint Holdings .	1,199	10,769
Nippon Sanso Holdings	267	4,785
Nippon Steel	1,092	23,201
Nitto Denko	172	11,065
Shin-Etsu Chemical	2,350	66,670
Sumitomo Metal Mining	326	11,992
Toray Industries .	1,953	11,011
		160,081
Real Estate — 0.5%
Daiwa House Industry .	764	19,397
Mitsubishi Estate .	1,509	18,529
Mitsui Fudosan .	1,084	21,423
Nippon Building Fund ‡	2	8,372
Sumitomo Realty & Development	550	12,764
		80,485
Utilities — 0.2%
Chubu Electric Power	875	9,761
Osaka Gas .	487	8,062
Tokyo Gas .	447	9,162
		26,985
TOTAL JAPAN		3,859,953

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	652	$18,506
MACAO — 0.2%
Consumer Discretionary — 0.2%
Galaxy Entertainment Group *	2,120	14,989
Sands China *	3,400	12,062
TOTAL MACAO		27,051
NETHERLANDS — 6.4%
Communication Services — 0.1%
Universal Music Group .	835	18,262
Consumer Staples — 0.8%
Heineken	490	56,287
Koninklijke Ahold Delhaize	1,986	68,451
		124,738
Energy — 1.6%
Shell	8,009	246,830
Financials — 0.8%
Adyen *	36	57,708
EXOR .	132	10,854
ING Groep .	4,218	52,155
		120,717
Health Care — 0.7%
Argenx *	263	101,245
Industrials — 0.3%
Wolters Kluwer	340	45,099
Information Technology — 1.9%
ASML Holding .	465	294,411
Materials — 0.2%
Koninklijke DSM	212	27,793
TOTAL NETHERLANDS		979,095

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	2,153	$6,955
Health Care — 0.3%
Fisher & Paykel Healthcare .	2,685	45,904
Industrials — 0.1%
Auckland International Airport *	1,606	8,769
Mainfreight	123	5,447
		14,216
Information Technology — 0.1%
Xero *	158	9,746
Utilities — 0.1%
Infratil	902	5,321
Mercury NZ	718	2,812
Meridian Energy .	1,392	4,694
		12,827
TOTAL NEW ZEALAND		89,648
NORWAY — 0.8%
Communication Services — 0.1%
Telenor	731	9,090
Consumer Staples — 0.2%
Mowi .	946	17,971
Orkla	1,572	11,263
Salmar	110	4,862
		34,096
Energy — 0.3%
Aker BP .	330	7,856
Equinor .	1,162	33,150
Var Energi .	345	900
		41,906
Financials — 0.1%
DNB Bank	1,040	18,210

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Gjensidige Forsikring	218	$3,779
		21,989
Materials — 0.1%
Norsk Hydro	1,600	11,706
TOTAL NORWAY		118,787
PORTUGAL — 0.1%
Utilities — 0.1%
EDP - Energias de Portugal	3,298	18,205
SINGAPORE — 1.7%
Communication Services — 0.3%
Sea ADR *	389	29,630
Singapore Telecommunications	8,490	16,227
		45,857
Financials — 0.8%
DBS Group Holdings .	2,035	50,061
Oversea-Chinese Banking	4,694	44,261
United Overseas Bank .	1,779	37,629
		131,951
Industrials — 0.2%
Grab Holdings, Cl A *	2,709	7,883
Jardine Cycle & Carriage	100	2,539
Keppel .	1,600	7,400
Singapore Airlines	1,563	6,853
Singapore Technologies Engineering	1,828	4,960
		29,635
Information Technology — 0.2%
STMicroelectronics	745	31,711
Real Estate — 0.2%
CapitaLand Ascendas REIT ‡	4,713	10,103
CapitaLand Ascott Trust ‡	173	140
CapitaLand Integrated Commercial Trust ‡	5,234	7,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Capitaland Investment	3,029	$8,446
		26,653
TOTAL SINGAPORE		265,807
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American	1,560	47,941
SPAIN — 2.4%
Communication Services — 0.4%
Cellnex Telecom *	646	27,222
Telefonica	6,284	28,617
		55,839
Consumer Discretionary — 0.5%
Amadeus IT Group	531	37,366
Industria de Diseno Textil	1,346	46,303
		83,669
Financials — 0.9%
Banco Bilbao Vizcaya Argentaria	6,759	49,622
Banco Santander .	18,759	65,992
CaixaBank	5,042	18,658
		134,272
Utilities — 0.6%
EDP Renovaveis .	247	5,498
Iberdrola	6,709	87,251
Naturgy Energy Group .	198	6,186
		98,935
TOTAL SPAIN		372,715
SWEDEN — 3.6%
Communication Services — 0.1%
Embracer Group, Cl B *	1,031	5,368
Telia	2,854	7,947
		13,315

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.3%
Evolution	233	$31,016
H & M Hennes & Mauritz, Cl B	868	12,683
Volvo Car, Cl B *	598	2,458
		46,157
Consumer Staples — 0.2%
Essity, Cl B	1,267	38,378
Financials — 0.9%
EQT .	345	7,393
Industrivarden, Cl A .	218	6,223
Industrivarden, Cl C	212	6,042
Investor, Cl A	626	13,695
Investor, Cl B	2,020	43,286
L E Lundbergforetagen, Cl B .	58	2,776
Skandinaviska Enskilda Banken, Cl A .	1,890	21,466
Skandinaviska Enskilda Banken, Cl C .	4	51
Svenska Handelsbanken, Cl A	1,753	15,487
Svenska Handelsbanken, Cl B	52	571
Swedbank, Cl A .	1,052	18,256
		135,246
Industrials — 1.7%
Alfa Laval .	385	14,094
Assa Abloy, Cl B	1,371	32,600
Atlas Copco, Cl A .	3,496	50,477
Atlas Copco, Cl B .	2,028	25,960
Epiroc, Cl A	824	16,468
Epiroc, Cl B	529	9,082
Investment Latour, Cl B .	166	3,585
Nibe Industrier, Cl B .	1,991	22,225
Sandvik .	1,422	28,905
Volvo, Cl A	242	5,120
Volvo, Cl B	2,182	44,843
		253,359
Information Technology — 0.3%
Hexagon, Cl B .	2,441	27,808

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Telefonaktiebolaget LM Ericsson, Cl B .	3,459	$19,009
		46,817
Materials — 0.1%
Boliden .	334	11,924
Svenska Cellulosa, Cl B .	713	9,763
		21,687
Real Estate — 0.0%
Akelius Residential Property, Cl D	213	428
TOTAL SWEDEN		555,387
SWITZERLAND — 4.1%
Consumer Discretionary — 0.7%
Cie Financiere Richemont, Cl A .	642	105,996
Financials — 1.1%
UBS Group	3,967	80,517
Zurich Insurance Group	170	82,474
		162,991
Health Care — 1.1%
Alcon .	2,366	172,310
Industrials — 0.7%
ABB	2,309	83,327
Kuehne + Nagel International .	73	21,644
		104,971
Materials — 0.5%
Givaudan	9	31,569
Sika	176	48,526
		80,095
TOTAL SWITZERLAND		626,363
UNITED KINGDOM — 7.9%
Communication Services — 0.3%
BT Group, Cl A	7,522	15,018

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Vodafone Group	30,041	$36,211
		51,229
Consumer Discretionary — 0.4%
Compass Group .	2,153	56,747
Consumer Staples — 2.3%
Associated British Foods .	747	18,365
Coca-Cola Europacific Partners	430	27,722
Diageo .	4,659	212,100
Imperial Brands .	2,000	49,459
Tesco	14,788	52,248
		359,894
Energy — 0.9%
BP	20,620	138,502
Financials — 2.3%
Barclays .	17,222	34,608
HSBC Holdings .	22,686	163,613
Legal & General Group .	6,805	20,023
Lloyds Banking Group .	76,742	46,492
London Stock Exchange Group	430	45,107
NatWest Group .	5,659	18,636
Standard Chartered	2,810	22,194
		350,673
Industrials — 1.1%
Ashtead Group	586	33,711
CK Hutchison Holdings	3,620	24,210
CNH Industrial .	1,300	18,292
RELX .	2,655	88,299
		164,512
Utilities — 0.6%
National Grid	4,340	62,432
SSE	1,198	27,668
		90,100
TOTAL UNITED KINGDOM		1,211,657

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 5.9%
Communication Services — 0.1%
Spotify Technology *	157	$20,975
Consumer Discretionary — 0.3%
Stellantis .	2,659	44,033
Consumer Staples — 0.3%
Haleon .	10,141	44,739
Energy — 0.0%
Tenaris .	537	7,737
Health Care — 3.5%
CSL .	2,293	455,478
ICON ADR *	386	74,378
Inmode *	321	11,961
		541,817
Industrials — 1.2%
Experian	1,319	46,586
Schneider Electric .	762	132,765
		179,351
Information Technology — 0.1%
CyberArk Software *	52	6,479
Monday.com *	19	2,317
		8,796
Materials — 0.4%
Holcim .	663	43,815
James Hardie Industries *	537	11,885
		55,700
TOTAL UNITED STATES		903,148
TOTAL COMMON STOCK
(Cost $14,637,382)		15,199,760

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (B)	73	$7,757
Volkswagen (B)	221	30,176
		37,933
Consumer Staples — 0.2%
Henkel & KGaA (B)	376	30,418
TOTAL GERMANY		68,351
TOTAL PREFERRED STOCK
(Cost $74,143)		68,351
TOTAL INVESTMENTS — 99.5%
(Cost $14,711,525)		$15,268,111

Percentages are based on Net Assets of $15,351,770.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no stated interest rate.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$15,116,191	$83,499	$70	$15,199,760
Preferred Stock	68,351	—	—	68,351
Total Investments in Securities	$15,184,542	$83,499	$70	$15,268,111

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.5%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	298	$380,692
CHINA — 0.8%
Consumer Discretionary — 0.5%
JD.com ADR .	2,712	96,873
PDD Holdings ADR *	3,529	240,501
		337,374
Information Technology — 0.3%
NXP Semiconductors .	1,534	251,177
TOTAL CHINA		588,551
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G .	523	333,078

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR .	3,576	$261,835
UNITED STATES — 99.5%
Communication Services — 17.2%
Activision Blizzard *	4,654	361,662
Alphabet, Cl A *	27,850	2,989,419
Alphabet, Cl C *	27,377	2,962,739
Charter Communications, Cl A *	906	334,042
Comcast, Cl A	25,018	1,034,995
Electronic Arts	1,624	206,703
Meta Platforms, Cl A *	13,248	3,183,759
Netflix *	2,650	874,315
Sirius XM Holdings .	22,879	86,940
T-Mobile US *	7,253	1,043,707
Warner Bros Discovery *	14,362	195,467
		13,273,748
Consumer Discretionary — 13.6%
Airbnb, Cl A *	2,425	290,200
Amazon.com *	47,018	4,958,048
Booking Holdings *	225	604,420
eBay	3,207	148,901
Lucid Group *	11,015	87,459
Lululemon Athletica *	717	272,410
Marriott International, Cl A	1,828	309,553
O'Reilly Automotive *	367	336,653
Rivian Automotive, Cl A *	5,355	68,651
Ross Stores	2,057	219,543
Starbucks	6,835	781,172
Tesla *	14,515	2,384,960
		10,461,970
Consumer Staples — 6.2%
Costco Wholesale	2,641	1,329,004
Dollar Tree *	1,301	199,977
Keurig Dr Pepper	8,399	274,647
Kraft Heinz	7,259	285,061
Mondelez International, Cl A .	8,103	621,662

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *	6,195	$346,920
PepsiCo	8,194	1,564,153
Walgreens Boots Alliance	5,109	180,092
		4,801,516
Energy — 0.4%
Baker Hughes, Cl A	6,087	177,984
Diamondback Energy	1,111	157,984
		335,968
Financials — 1.3%
Fiserv *	3,728	455,263
PayPal Holdings *	6,720	510,720
		965,983
Health Care — 6.1%
Align Technology *	456	148,337
Amgen .	3,172	760,455
Biogen *	857	260,725
Dexcom *	2,295	278,475
Gilead Sciences	7,415	609,587
IDEXX Laboratories *	496	244,111
Illumina *	935	192,199
Intuitive Surgical *	2,083	627,441
Moderna *	2,295	304,983
Regeneron Pharmaceuticals *	638	511,542
Seagen *	1,109	221,800
Vertex Pharmaceuticals *	1,527	520,295
		4,679,950
Industrials — 4.4%
Automatic Data Processing	2,461	541,420
Cintas	602	274,374
Copart *	2,808	221,972
CoStar Group *	2,403	184,911
CSX	12,248	375,279
Fastenal	3,378	181,872
Honeywell International .	3,972	793,764
Old Dominion Freight Line	651	208,574
PACCAR	3,084	230,344

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paychex	2,133	$234,331
Verisk Analytics, Cl A .	922	178,969
		3,425,810
Information Technology — 49.1%
Adobe *	2,723	1,028,096
Advanced Micro Devices *	9,583	856,433
Analog Devices	3,006	540,719
ANSYS *	518	162,611
Apple .	58,399	9,909,142
Applied Materials .	5,024	567,863
Atlassian, Cl A *	876	129,350
Autodesk *	1,275	248,357
Broadcom	2,479	1,553,094
Cadence Design Systems *	1,621	339,519
Cisco Systems	24,359	1,150,963
Cognizant Technology Solutions, Cl A	3,036	181,280
Crowdstrike Holdings, Cl A *	1,283	154,024
Datadog, Cl A *	1,726	116,298
Enphase Energy *	808	132,674
Fortinet *	4,649	293,120
GLOBALFOUNDRIES *	3,228	189,806
Intel .	24,593	763,859
Intuit .	1,671	741,841
KLA	823	318,122
Lam Research	803	420,836
Marvell Technology .	5,046	199,216
Microchip Technology	3,262	238,093
Micron Technology .	6,476	416,795
Microsoft	34,016	10,451,756
NVIDIA .	14,705	4,080,490
Palo Alto Networks *	1,796	327,698
QUALCOMM .	6,630	774,384
Synopsys *	907	336,787
Texas Instruments .	5,390	901,208
Workday, Cl A *	1,209	225,043
Zoom Video Communications, Cl A *	1,449	89,012
Zscaler *	851	76,675
		37,915,164

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.2%
American Electric Power	3,050	$281,881
Constellation Energy .	1,934	149,691
Exelon	5,895	250,184
Xcel Energy	3,259	227,837
		909,593
TOTAL UNITED STATES		76,769,702
TOTAL COMMON STOCK
(Cost $79,139,532)		78,333,858
TOTAL INVESTMENTS — 101.5%
(Cost $79,139,532)		$78,333,858
WRITTEN OPTIONS— (1.6)%
(Premiums Received $(922,985))		$(1,255,290)

Percentages are based on Net Assets of $77,168,634.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.6)%
Call Options
Nasdaq-100	(27)	$(35,764,173)	$13,245.99	05/19/23	$(1,147,770)
Nasdaq-100®
Reduced-Value
Index	(12)	(3,179,040)	2,649.20	05/19/23	(107,520)
Total Written
Options		$(38,943,213)			$(1,255,290)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was
$78,333,858.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,333,858	$—	$—	$78,333,858
Total Investments in Securities	$78,333,858	$—	$—	$78,333,858

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,255,290)	$—	$—	$(1,255,290)
Total Other Financial Instruments	$(1,255,290)	$—	$—	$(1,255,290)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.0%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	438	$71,718
UNITED STATES — 100.9%
Communication Services — 8.3%
Activision Blizzard .	1,216	94,495
Alphabet, Cl A *	9,941	1,067,067
Alphabet, Cl C *	8,663	937,510
AT&T	11,797	208,453
Charter Communications, Cl A *	180	66,366
Comcast, Cl A	6,976	288,597
DISH Network, Cl A *	434	3,259
Electronic Arts	437	55,621
Fox, Cl A	457	15,200
Fox, Cl B	220	6,719
Interpublic Group	654	23,367
Live Nation Entertainment *	217	14,708
Match Group *	454	16,753
Meta Platforms, Cl A *	3,712	892,068
Netflix *	738	243,488

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
News, Cl A .	654	$11,517
News, Cl B .	218	3,869
Omnicom Group .	337	30,522
Paramount Global, Cl B	821	19,154
Take-Two Interactive Software *	272	33,807
T-Mobile US *	975	140,303
Verizon Communications	6,964	270,412
Walt Disney *	3,033	310,883
Warner Bros Discovery *	3,759	51,160
		4,805,298
Consumer Discretionary — 10.0%
Advance Auto Parts	93	11,674
Amazon.com *	14,891	1,570,256
Aptiv *	437	44,950
AutoZone *	30	79,899
Bath & Body Works .	434	15,233
Best Buy	331	24,666
Booking Holdings *	64	171,924
BorgWarner .	431	20,744
Caesars Entertainment *	366	16,576
CarMax *	282	19,748
Carnival *	1,530	14,091
Chipotle Mexican Grill, Cl A *	46	95,111
Darden Restaurants .	218	33,121
Domino's Pizza .	57	18,096
DR Horton	525	57,655
eBay	898	41,694
Etsy *	215	21,721
Expedia Group *	253	23,772
Ford Motor .	6,627	78,729
Garmin	256	25,132
General Motors	2,264	74,803
Genuine Parts .	239	40,226
Hasbro .	219	12,969
Hilton Worldwide Holdings .	430	61,929
Home Depot .	1,697	510,016
Las Vegas Sands *	563	35,948
Lennar, Cl A .	433	48,847
LKQ	438	25,286

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe's	1,001	$208,038
Marriott International, Cl A	466	78,912
McDonald's .	1,217	359,928
MGM Resorts International .	546	24,526
Mohawk Industries *	69	7,307
Newell Brands .	653	7,934
NIKE, Cl B	2,065	261,677
Norwegian Cruise Line Holdings *	644	8,597
NVR *	5	29,200
O'Reilly Automotive *	104	95,400
Pool .	63	22,133
PulteGroup .	341	22,898
Ralph Lauren, Cl A .	48	5,510
Ross Stores	599	63,931
Royal Caribbean Cruises *	374	24,471
Starbucks	1,901	217,265
Tapestry .	438	17,875
Tesla *	4,485	736,930
TJX	1,961	154,566
Tractor Supply .	189	45,058
Ulta Beauty *	88	48,526
VF .	541	12,719
Whirlpool	73	10,190
Wynn Resorts *	177	20,228
Yum! Brands	467	65,651
		5,744,286
Consumer Staples — 7.5%
Altria Group .	3,021	143,528
Archer-Daniels-Midland	919	71,756
Brown-Forman, Cl B	284	18,486
Bunge .	250	23,400
Campbell Soup .	338	18,353
Church & Dwight	434	42,150
Clorox	215	35,608
Coca-Cola .	6,475	415,371
Colgate-Palmolive	1,425	113,715
Conagra Brands .	869	32,987
Constellation Brands, Cl A	264	60,580
Costco Wholesale	738	371,376

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar General .	363	$80,390
Dollar Tree *	333	51,185
Estee Lauder, Cl A .	398	98,195
General Mills	1,017	90,137
Hershey	244	66,627
Hormel Foods	438	17,713
J M Smucker .	182	28,103
Kellogg .	436	30,420
Keurig Dr Pepper	1,486	48,592
Kimberly-Clark	581	84,181
Kraft Heinz	1,316	51,679
Kroger	1,130	54,952
Lamb Weston Holdings .	220	24,598
McCormick .	433	38,039
Molson Coors Beverage, Cl B	307	18,260
Mondelez International, Cl A .	2,318	177,837
Monster Beverage *	1,296	72,576
PepsiCo	2,291	437,329
Philip Morris International	2,569	256,823
Procter & Gamble .	3,932	614,886
Sysco .	865	66,380
Target	756	119,259
Tyson Foods, Cl A	491	30,683
Walgreens Boots Alliance	1,216	42,864
Walmart	2,331	351,911
		4,300,929
Energy — 4.8%
APA .	561	20,673
Baker Hughes, Cl A	1,677	49,036
Chevron .	2,962	499,334
ConocoPhillips .	2,025	208,352
Coterra Energy	1,307	33,459
Devon Energy	1,124	60,055
Diamondback Energy	306	43,513
EOG Resources	987	117,917
EQT .	644	22,437
Exxon Mobil	6,869	812,878
Halliburton .	1,531	50,140
Hess	474	68,758

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan .	3,474	$59,579
Marathon Oil .	1,107	26,745
Marathon Petroleum	741	90,402
Occidental Petroleum .	1,258	77,405
ONEOK .	774	50,627
Phillips 66 .	757	74,943
Pioneer Natural Resources	407	88,543
Schlumberger	2,372	117,058
Targa Resources	398	30,061
Valero Energy .	656	75,224
Williams	2,130	64,454
		2,741,593
Financials — 13.3%
Aflac	938	65,519
Allstate	444	51,397
American Express .	1,007	162,469
American International Group	1,276	67,679
Ameriprise Financial	169	51,565
Aon, Cl A .	350	113,813
Arch Capital Group *	642	48,195
Arthur J Gallagher	354	73,653
Assurant .	65	8,003
Bank of America	11,598	339,589
Bank of New York Mellon	1,240	52,812
Berkshire Hathaway, Cl B *	3,007	987,950
BlackRock, Cl A .	254	170,485
Brown & Brown .	416	26,786
Capital One Financial	667	64,899
Cboe Global Markets .	178	24,867
Charles Schwab .	2,563	133,891
Chubb .	704	141,898
Cincinnati Financial .	250	26,610
Citigroup	3,248	152,883
Citizens Financial Group .	849	26,268
CME Group, Cl A .	613	113,877
Comerica	218	9,455
Discover Financial Services	470	48,631
Everest Re Group	63	23,814
FactSet Research Systems .	64	26,348

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fidelity National Information Services .	1,031	$60,540
Fifth Third Bancorp	1,121	29,370
First Republic Bank .	282	990
Fiserv *	1,073	131,035
FleetCor Technologies *	113	24,173
Franklin Resources	436	11,720
Global Payments	466	52,523
Globe Life .	130	14,108
Goldman Sachs Group	573	196,791
Hartford Financial Services Group .	551	39,115
Huntington Bancshares	2,484	27,821
Intercontinental Exchange .	946	103,048
Invesco	719	12,316
Jack Henry & Associates .	107	17,477
JPMorgan Chase .	4,890	675,994
KeyCorp	1,660	18,692
Lincoln National .	232	5,041
Loews .	376	21,646
M&T Bank .	279	35,098
MarketAxess Holdings .	61	19,421
Marsh & McLennan .	844	152,080
Mastercard, Cl A .	1,405	533,942
MetLife .	1,121	68,751
Moody's .	260	81,411
Morgan Stanley	2,160	194,335
MSCI, Cl A	137	66,096
Nasdaq .	581	32,170
Northern Trust .	364	28,450
PayPal Holdings *	1,861	141,436
PNC Financial Services Group	677	88,179
Principal Financial Group	394	29,428
Progressive	985	134,354
Prudential Financial .	627	54,549
Raymond James Financial .	349	31,595
Regions Financial .	1,533	27,993
S&P Global .	544	197,244
State Street .	553	39,960
Synchrony Financial	801	23,638
T Rowe Price Group	388	43,584

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Travelers .	374	$67,746
Truist Financial	2,208	71,937
US Bancorp .	2,364	81,038
Visa, Cl A .	2,708	630,233
W R Berkley	360	21,211
Wells Fargo .	6,318	251,141
Willis Towers Watson	190	44,004
Zions Bancorp .	223	6,213
		7,652,993
Health Care — 14.5%
Abbott Laboratories .	2,896	319,921
AbbVie	2,944	444,897
Agilent Technologies	498	67,444
Align Technology *	124	40,337
AmerisourceBergen	257	42,880
Amgen .	884	211,930
Baxter International	863	41,148
Becton Dickinson	477	126,076
Biogen *	235	71,494
Bio-Rad Laboratories, Cl A *	34	15,327
Bio-Techne	232	18,532
Boston Scientific *	2,391	124,619
Bristol-Myers Squibb .	3,524	235,298
Cardinal Health	432	35,467
Catalent *	283	14,184
Centene *	950	65,484
Charles River Laboratories International *	81	15,400
Cigna Group	501	126,898
Cooper .	76	28,990
CVS Health .	2,116	155,124
Danaher	1,087	257,521
DaVita *	68	6,145
DENTSPLY SIRONA .	425	17,820
Dexcom *	628	76,202
Edwards Lifesciences *	1,046	92,027
Elevance Health	403	188,866
Eli Lilly	1,313	519,764
GE HealthCare Technologies .	622	50,593
Gilead Sciences	2,107	173,216

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HCA Healthcare	358	$102,864
Henry Schein *	220	17,778
Hologic *	436	37,500
Humana	204	108,220
IDEXX Laboratories *	142	69,887
Illumina *	259	53,240
Incyte *	307	22,844
Insulet *	121	38,483
Intuitive Surgical *	578	174,105
IQVIA Holdings *	300	56,469
Johnson & Johnson .	4,359	713,568
Laboratory Corp of America Holdings	138	31,286
McKesson .	223	81,226
Medtronic	2,198	199,908
Merck .	4,221	487,399
Mettler-Toledo International *	38	56,677
Moderna *	556	73,887
Molina Healthcare *	94	28,002
Organon .	433	10,665
PerkinElmer	216	28,186
Pfizer	9,332	362,921
Quest Diagnostics .	197	27,346
Regeneron Pharmaceuticals *	177	141,917
ResMed	245	59,035
STERIS	154	29,037
Stryker .	569	170,501
Teleflex	75	20,439
Thermo Fisher Scientific	652	361,795
UnitedHealth Group	1,558	766,676
Universal Health Services, Cl B .	91	13,682
Vertex Pharmaceuticals *	431	146,855
Viatris, Cl W	2,156	20,115
Waters *	96	28,835
West Pharmaceutical Services	126	45,516
Zimmer Biomet Holdings .	368	50,946
Zoetis, Cl A .	767	134,823
		8,356,237
Industrials — 8.6%
3M	924	98,147

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
A O Smith .	218	$14,887
Alaska Air Group *	218	9,474
Allegion .	125	13,810
American Airlines Group *	1,079	14,718
AMETEK	394	54,344
Automatic Data Processing	703	154,660
Boeing *	929	192,099
Broadridge Financial Solutions .	216	31,409
Carrier Global	1,428	59,719
Caterpillar .	881	192,763
Ceridian HCM Holding *	253	16,060
CH Robinson Worldwide	218	21,990
Cintas	147	66,998
Copart *	722	57,074
CoStar Group *	655	50,402
CSX	3,445	105,555
Cummins	240	56,410
Deere .	459	173,511
Delta Air Lines *	1,080	37,055
Dover	241	35,225
Eaton	662	110,633
Emerson Electric	929	77,349
Equifax .	216	45,010
Expeditors International of Washington .	256	29,143
Fastenal	988	53,194
FedEx .	378	86,101
Fortive .	556	35,078
Generac Holdings *	84	8,586
General Dynamics	366	79,912
General Electric .	1,799	178,047
Honeywell International .	1,106	221,023
Howmet Aerospace .	654	28,966
Huntington Ingalls Industries	63	12,705
IDEX .	116	23,933
Illinois Tool Works	462	111,776
Ingersoll Rand .	652	37,177
Jacobs Solutions .	218	25,170
JB Hunt Transport Services	138	24,190
Johnson Controls International	1,161	69,474

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
L3Harris Technologies .	318	$62,058
Leidos Holdings	218	20,331
Lockheed Martin	375	174,169
Masco .	380	20,334
Nordson .	86	18,603
Norfolk Southern .	370	75,121
Northrop Grumman	244	112,550
Old Dominion Freight Line	153	49,020
Otis Worldwide	682	58,175
PACCAR	882	65,877
Parker-Hannifin	216	70,174
Paychex	562	61,741
Paycom Software *	78	22,649
Pentair	268	15,565
Quanta Services .	241	40,883
Raytheon Technologies	2,428	242,557
Republic Services, Cl A	343	49,605
Robert Half International	216	15,768
Rockwell Automation	198	56,115
Rollins .	433	18,294
Snap-On .	85	22,050
Southwest Airlines .	1,004	30,411
Stanley Black & Decker .	244	21,067
Textron	360	24,098
Trane Technologies .	397	73,767
TransDigm Group .	87	66,555
Union Pacific	1,012	198,048
United Airlines Holdings *	603	26,411
United Parcel Service, Cl B .	1,209	217,390
United Rentals .	120	43,333
Verisk Analytics, Cl A .	259	50,274
Waste Management .	634	105,276
Westinghouse Air Brake Technologies	292	28,520
WW Grainger .	74	51,472
Xylem .	289	30,010
		4,952,048
Information Technology — 25.8%
Accenture, Cl A	1,045	292,903
Adobe *	760	286,946

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Advanced Micro Devices *	2,671	$238,707
Akamai Technologies *	263	21,558
Amphenol, Cl A .	1,014	76,527
Analog Devices	836	150,380
ANSYS *	139	43,635
Apple .	24,864	4,218,923
Applied Materials .	1,390	157,112
Arista Networks *	429	68,709
Autodesk *	349	67,982
Broadcom	695	435,417
Cadence Design Systems *	467	97,813
CDW	218	36,971
Cisco Systems	6,823	322,387
Cognizant Technology Solutions, Cl A	865	51,649
Corning .	1,300	43,186
DXC Technology *	436	10,399
Enphase Energy *	231	37,930
EPAM Systems *	93	26,267
F5 *	96	12,899
Fair Isaac *	41	29,846
First Solar *	163	29,760
Fortinet *	1,086	68,472
Gartner *	134	40,530
Gen Digital	1,077	19,031
Hewlett Packard Enterprise	2,311	33,093
HP	1,508	44,803
Intel .	6,845	212,606
International Business Machines .	1,494	188,857
Intuit .	465	206,437
Juniper Networks .	550	16,582
Keysight Technologies *	290	41,946
KLA	238	91,996
Lam Research	231	121,062
Microchip Technology	907	66,202
Micron Technology .	1,870	120,353
Microsoft	12,443	3,823,236
Monolithic Power Systems .	77	35,572
Motorola Solutions	281	81,883
NetApp .	324	20,376

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NVIDIA .	4,106	$1,139,374
ON Semiconductor *	734	52,819
Oracle .	2,547	241,252
PTC *	182	22,894
Qorvo *	178	16,390
QUALCOMM .	1,887	220,402
Roper Technologies	172	78,222
Salesforce *	1,661	329,493
Seagate Technology Holdings .	355	20,863
ServiceNow *	335	153,906
Skyworks Solutions	265	28,063
SolarEdge Technologies *	94	26,849
Synopsys *	252	93,573
TE Connectivity	511	62,531
Teledyne Technologies *	76	31,494
Teradyne .	263	24,033
Texas Instruments .	1,503	251,302
Trimble *	434	20,441
Tyler Technologies *	67	25,395
VeriSign *	143	31,717
Western Digital *	582	20,044
Zebra Technologies, Cl A *	83	23,906
		14,905,906
Materials — 2.6%
Air Products & Chemicals .	374	110,091
Albemarle	198	36,721
Amcor	2,726	29,904
Avery Dennison .	123	21,461
Ball	529	28,132
Celanese, Cl A .	145	15,405
CF Industries Holdings	354	25,339
Corteva .	1,220	74,566
Dow	1,220	66,368
DuPont de Nemours .	733	51,105
Eastman Chemical .	218	18,371
Ecolab	431	72,339
FMC .	218	26,941
Freeport-McMoRan .	2,379	90,188
International Flavors & Fragrances	434	42,081

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
International Paper .	654	$21,654
Linde	818	302,210
LyondellBasell Industries, Cl A	436	41,250
Martin Marietta Materials	101	36,683
Mosaic .	586	25,110
Newmont	1,363	64,606
Nucor	436	64,607
Packaging Corp of America .	139	18,801
PPG Industries	400	56,104
Sealed Air	220	10,558
Sherwin-Williams .	406	96,441
Steel Dynamics	267	27,755
Vulcan Materials	218	38,176
Westrock .	437	13,079
		1,526,046
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	245	30,424
American Tower ‡	785	160,446
AvalonBay Communities ‡	239	43,108
Boston Properties ‡	219	11,686
Camden Property Trust ‡	201	22,120
CBRE Group, Cl A *	503	38,560
Crown Castle ‡	733	90,225
Digital Realty Trust ‡	486	48,187
Equinix ‡	158	114,405
Equity Residential ‡	532	33,649
Essex Property Trust ‡	110	24,170
Extra Space Storage ‡	218	33,145
Federal Realty Investment Trust ‡	151	14,932
Healthpeak Properties ‡	885	19,443
Host Hotels & Resorts ‡	1,302	21,053
Invitation Homes ‡	983	32,803
Iron Mountain ‡	484	26,736
Kimco Realty ‡	1,026	19,689
Mid-America Apartment Communities ‡	196	30,145
ProLogis ‡	1,526	191,131
Public Storage ‡	266	78,425
Realty Income ‡	1,069	67,176
Regency Centers ‡	220	13,515

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡	180	$46,960
Simon Property Group ‡	571	64,706
UDR ‡	511	21,120
Ventas ‡	652	31,329
VICI Properties, Cl A ‡	1,707	57,936
Welltower ‡	799	63,297
Weyerhaeuser ‡	1,306	39,062
		1,489,583
Utilities — 2.9%
AES .	1,183	27,990
Alliant Energy .	435	23,986
Ameren .	434	38,613
American Electric Power	867	80,128
American Water Works	329	48,774
Atmos Energy	239	27,279
CenterPoint Energy .	1,080	32,908
CMS Energy	487	30,321
Consolidated Edison	604	59,476
Constellation Energy .	568	43,963
Dominion Energy	1,420	81,139
DTE Energy .	323	36,308
Duke Energy	1,292	127,753
Edison International .	645	47,472
Entergy	359	38,621
Evergy	347	21,552
Eversource Energy .	585	45,402
Exelon	1,609	68,286
FirstEnergy	887	35,303
NextEra Energy .	3,295	252,496
NiSource .	655	18,641
NRG Energy	434	14,830
PG&E *	2,793	47,788
Pinnacle West Capital	216	16,947
PPL	1,315	37,767
Public Service Enterprise Group .	870	54,984
Sempra Energy .	522	81,166
Southern	1,828	134,449
WEC Energy Group .	529	50,874

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	924	$64,597
		1,689,813
TOTAL UNITED STATES		58,164,732
TOTAL COMMON STOCK
(Cost $59,764,180)		58,236,450
TOTAL INVESTMENTS — 101.0%
(Cost $59,764,180)		$58,236,450
WRITTEN OPTIONS— (1.1)%
(Premiums Received $(532,198))		$(629,695)

Percentages are based on Net Assets of $57,659,456.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.1)%
Call Options
Mini-SPX Index	(18)	$(750,510)	$416.95	05/19/23	$(16,335)
S&P 500 Index	(68)	(28,352,464)	4,169.48	05/19/23	(613,360)
Total Written
Options		$(29,102,974)			$(629,695)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was
$58,236,450.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$58,236,450	$—	$—	$58,236,450
Total Investments in Securities	$58,236,450	$—	$—	$58,236,450

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(629,695)	$—	$—	$(629,695)
Total Other Financial Instruments	$(629,695)	$—	$—	$(629,695)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 11.8%
Consumer Discretionary — 4.8%
Magazine Luiza *	19,749	$13,185
MercadoLibre *	86	109,864
		123,049
Financials — 6.4%
NU Holdings, Cl A *	18,728	96,636
Pagseguro Digital, Cl A *	1,703	16,758
StoneCo, Cl A *	1,419	17,482
XP, Cl A *	2,237	31,967
		162,843
Information Technology — 0.6%
TOTVS .	2,797	14,346
TOTAL BRAZIL		300,238
CHILE — 0.6%
Consumer Discretionary — 0.6%
Falabella	7,360	15,881
CHINA — 63.0%
Communication Services — 26.7%
Autohome ADR .	758	22,475
Baidu ADR *	762	91,905
Bilibili ADR *	2,552	51,959
China Literature *	2,540	11,648
Hello Group ADR .	1,009	8,435

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
iQIYI ADR *	5,685	$34,678
Kingsoft .	5,850	25,599
NetEase ADR .	1,352	120,504
Tencent Holdings .	4,813	211,161
Tencent Music Entertainment Group ADR *	10,515	77,916
Weibo ADR *	1,380	24,164
		680,444
Consumer Discretionary — 33.9%
Alibaba Group Holding ADR *	2,387	202,155
JD.com ADR .	2,361	84,335
Meituan, Cl B *	12,036	203,925
PDD Holdings ADR *	2,388	162,742
Tongcheng Travel Holdings *	7,050	14,908
TravelSky Technology, Cl H .	16,850	33,529
Trip.com Group ADR *	2,952	104,826
Vipshop Holdings ADR *	3,522	55,295
		861,715
Consumer Staples — 1.2%
Alibaba Health Information Technology *	30,800	22,011
Ping An Healthcare and Technology *	3,330	8,281
		30,292
Information Technology — 1.2%
Kingdee International Software Group *	15,250	23,312
Weimob *	13,000	6,658
		29,970
TOTAL CHINA		1,602,421
INDIA — 0.5%
Consumer Discretionary — 0.5%
MakeMyTrip *	476	11,157
INDONESIA — 1.5%
Consumer Discretionary — 1.5%
GoTo Gojek Tokopedia, Cl A *	5,336,100	37,829

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 0.8%
Consumer Discretionary — 0.8%
Allegro.eu *	2,531	$19,955
SOUTH AFRICA — 8.5%
Communication Services — 0.2%
MultiChoice Group .	998	6,250
Consumer Discretionary — 8.3%
Naspers, Cl N .	1,181	210,650
TOTAL SOUTH AFRICA		216,900
SOUTH KOREA — 12.7%
Communication Services — 8.7%
Kakao .	1,715	74,448
Krafton *	192	27,558
NAVER	666	95,690
NCSoft	82	23,098
		220,794
Consumer Discretionary — 4.0%
Coupang, Cl A *	6,133	102,789
TOTAL SOUTH KOREA		323,583
URUGUAY — 0.5%
Financials — 0.5%
Dlocal, Cl A *	975	13,650
TOTAL COMMON STOCK
(Cost $4,094,543)		2,541,614
TOTAL INVESTMENTS — 99.9%
(Cost $4,094,543)		$2,541,614

Percentages are based on Net Assets of $2,544,462.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,541,614	$—	$—	$2,541,614
Total Investments in Securities	$2,541,614	$—	$—	$2,541,614

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.7%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	6	$7,665
CHINA — 0.8%
Consumer Discretionary — 0.5%
JD.com ADR .	57	2,036
PDD Holdings ADR *	75	5,111
		7,147
Information Technology — 0.3%
NXP Semiconductors .	33	5,404
TOTAL CHINA		12,551
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G .	11	7,005

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR .	79	$5,784
UNITED STATES — 97.7%
Communication Services — 16.9%
Activision Blizzard *	101	7,849
Alphabet, Cl A *	596	63,975
Alphabet, Cl C *	586	63,417
Charter Communications, Cl A *	19	7,005
Comcast, Cl A	534	22,092
Electronic Arts	36	4,582
Meta Platforms, Cl A *	283	68,010
Netflix *	57	18,806
Sirius XM Holdings .	501	1,904
T-Mobile US *	155	22,304
Warner Bros Discovery *	313	4,260
		284,204
Consumer Discretionary — 13.3%
Airbnb, Cl A *	51	6,103
Amazon.com *	1,006	106,083
Booking Holdings *	5	13,432
eBay	70	3,250
Lucid Group *	215	1,707
Lululemon Athletica *	16	6,079
Marriott International, Cl A	39	6,604
O'Reilly Automotive *	8	7,339
Rivian Automotive, Cl A *	117	1,500
Ross Stores	45	4,803
Starbucks	146	16,686
Tesla *	311	51,100
		224,686
Consumer Staples — 6.1%
Costco Wholesale	56	28,180
Dollar Tree *	29	4,458
Keurig Dr Pepper	183	5,984
Kraft Heinz	158	6,205
Mondelez International, Cl A .	173	13,272

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *	132	$7,392
PepsiCo	175	33,406
Walgreens Boots Alliance	112	3,948
		102,845
Energy — 0.4%
Baker Hughes, Cl A	129	3,772
Diamondback Energy	23	3,271
		7,043
Financials — 1.2%
Fiserv *	79	9,647
PayPal Holdings *	143	10,868
		20,515
Health Care — 6.0%
Align Technology *	10	3,253
Amgen .	68	16,302
Biogen *	18	5,476
Dexcom *	50	6,067
Gilead Sciences	158	12,989
IDEXX Laboratories *	10	4,922
Illumina *	20	4,111
Intuitive Surgical *	44	13,254
Moderna *	50	6,645
Regeneron Pharmaceuticals *	14	11,225
Seagen *	24	4,800
Vertex Pharmaceuticals *	33	11,244
		100,288
Industrials — 4.4%
Automatic Data Processing	52	11,440
Cintas	13	5,925
Copart *	61	4,822
CoStar Group *	52	4,002
CSX	260	7,966
Fastenal	74	3,984
Honeywell International .	85	16,986
Old Dominion Freight Line	14	4,486
PACCAR	67	5,004

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paychex	47	$5,164
Verisk Analytics, Cl A .	20	3,882
		73,661
Information Technology — 48.2%
Adobe *	58	21,898
Advanced Micro Devices *	205	18,321
Analog Devices	64	11,512
ANSYS *	11	3,453
Apple .	1,250	212,100
Applied Materials .	107	12,094
Atlassian, Cl A *	19	2,806
Autodesk *	28	5,454
Broadcom	53	33,205
Cadence Design Systems *	35	7,331
Cisco Systems	521	24,617
Cognizant Technology Solutions, Cl A	66	3,941
Crowdstrike Holdings, Cl A *	28	3,361
Datadog, Cl A *	38	2,560
Enphase Energy *	18	2,956
Fortinet *	101	6,368
GLOBALFOUNDRIES *	70	4,116
Intel .	525	16,307
Intuit .	36	15,982
KLA	18	6,958
Lam Research	17	8,909
Marvell Technology .	110	4,343
Microchip Technology	71	5,182
Micron Technology .	141	9,075
Microsoft	728	223,685
NVIDIA .	315	87,409
Palo Alto Networks *	39	7,116
QUALCOMM .	141	16,469
Synopsys *	19	7,055
Texas Instruments .	115	19,228
Workday, Cl A *	26	4,840
Zoom Video Communications, Cl A *	32	1,966
Zscaler *	19	1,712
		812,329

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.2%
American Electric Power	66	$6,100
Constellation Energy .	42	3,251
Exelon	128	5,432
Xcel Energy	71	4,963
		19,746
TOTAL UNITED STATES		1,645,317
TOTAL COMMON STOCK
(Cost $1,959,064)		1,678,322
PURCHASED OPTION — 0.3%
(Cost $30,908) .		4,410
TOTAL INVESTMENTS — 100.0%
(Cost $1,989,972)		$1,682,732

Percentages are based on Net Assets of $1,683,324.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Nasdaq-100®
Reduced-Value
Index	6	$1,589,520	$2,649.20	06/16/23	$4,410

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was
$1,678,322.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,678,322	$—	$—	$1,678,322
Purchased Option	4,410	—	—	4,410
Total Investments in Securities	$1,682,732	$—	$—	$1,682,732

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 103.0%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	36	$45,990
CHINA — 0.8%
Consumer Discretionary — 0.5%
JD.com ADR .	334	11,931
PDD Holdings ADR *	427	29,100
		41,031
Information Technology — 0.3%
NXP Semiconductors .	187	30,619
TOTAL CHINA		71,650
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G .	64	40,759

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR .	434	$31,777
UNITED STATES — 101.0%
Communication Services — 17.5%
Activision Blizzard *	565	43,906
Alphabet, Cl A *	3,382	363,024
Alphabet, Cl C *	3,325	359,831
Charter Communications, Cl A *	110	40,557
Comcast, Cl A	3,038	125,682
Electronic Arts	197	25,074
Meta Platforms, Cl A *	1,609	386,675
Netflix *	321	105,908
Sirius XM Holdings .	2,903	11,031
T-Mobile US *	880	126,632
Warner Bros Discovery *	1,744	23,736
		1,612,056
Consumer Discretionary — 13.8%
Airbnb, Cl A *	294	35,183
Amazon.com *	5,711	602,225
Booking Holdings *	28	75,217
eBay	384	17,829
Lucid Group *	1,259	9,996
Lululemon Athletica *	88	33,434
Marriott International, Cl A	221	37,424
O'Reilly Automotive *	45	41,279
Rivian Automotive, Cl A *	681	8,730
Ross Stores	252	26,896
Starbucks	829	94,746
Tesla *	1,763	289,679
		1,272,638
Consumer Staples — 6.3%
Costco Wholesale	320	161,030
Dollar Tree *	159	24,440
Keurig Dr Pepper	1,012	33,092
Kraft Heinz	881	34,597
Mondelez International, Cl A .	983	75,416

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *	751	$42,056
PepsiCo	996	190,126
Walgreens Boots Alliance	618	21,785
		582,542
Energy — 0.4%
Baker Hughes, Cl A	725	21,199
Diamondback Energy	133	18,913
		40,112
Financials — 1.3%
Fiserv *	453	55,320
PayPal Holdings *	816	62,016
		117,336
Health Care — 6.1%
Align Technology *	55	17,891
Amgen .	386	92,540
Biogen *	104	31,640
Dexcom *	278	33,733
Gilead Sciences	900	73,989
IDEXX Laboratories *	59	29,037
Illumina *	113	23,228
Intuitive Surgical *	253	76,209
Moderna *	278	36,943
Regeneron Pharmaceuticals *	78	62,540
Seagen *	135	27,000
Vertex Pharmaceuticals *	186	63,376
		568,126
Industrials — 4.5%
Automatic Data Processing	299	65,780
Cintas	73	33,271
Copart *	343	27,114
CoStar Group *	292	22,470
CSX	1,486	45,531
Fastenal	410	22,074
Honeywell International .	482	96,323
Old Dominion Freight Line	81	25,952
PACCAR	375	28,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paychex	259	$28,454
Verisk Analytics, Cl A .	112	21,740
		416,718
Information Technology — 49.9%
Adobe *	330	124,595
Advanced Micro Devices *	1,163	103,937
Analog Devices	365	65,656
ANSYS *	62	19,463
Apple .	7,093	1,203,540
Applied Materials .	610	68,948
Atlassian, Cl A *	111	16,390
Autodesk *	155	30,192
Broadcom	301	188,576
Cadence Design Systems *	197	41,262
Cisco Systems	2,958	139,766
Cognizant Technology Solutions, Cl A	371	22,152
Crowdstrike Holdings, Cl A *	156	18,728
Datadog, Cl A *	218	14,689
Enphase Energy *	98	16,092
Fortinet *	564	35,560
GLOBALFOUNDRIES *	392	23,050
Intel .	2,986	92,745
Intuit .	203	90,122
KLA	100	38,654
Lam Research	97	50,836
Marvell Technology .	612	24,162
Microchip Technology	394	28,758
Micron Technology .	786	50,587
Microsoft	4,132	1,269,598
NVIDIA .	1,786	495,597
Palo Alto Networks *	218	39,776
QUALCOMM .	805	94,024
Synopsys *	110	40,845
Texas Instruments .	655	109,516
Workday, Cl A *	147	27,363
Zoom Video Communications, Cl A *	183	11,242
Zscaler *	108	9,731
		4,606,152

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.2%
American Electric Power	370	$34,195
Constellation Energy .	235	18,189
Exelon	715	30,345
Xcel Energy	395	27,615
		110,344
TOTAL UNITED STATES		9,326,024
TOTAL COMMON STOCK
(Cost $10,506,661)		9,516,200
PURCHASED OPTIONS — 0.3%
(Cost $65,503) .		23,090
TOTAL INVESTMENTS — 103.3%
(Cost $10,572,164)		$9,539,290
WRITTEN OPTIONS— (3.4)%
(Premiums Received $(230,027))		$(310,360)

Percentages are based on Net Assets of $9,234,778.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Nasdaq-100	6	$7,947,594	$13,245.99	05/19/23	$19,590
Nasdaq-100®
Reduced-Value
Index	5	1,324,600	2,649.20	05/19/23	3,500
Total Purchased
Options		$9,272,194			$23,090
WRITTEN OPTIONS — (3.4)%
Call Options
Nasdaq-100	(6)	$(7,947,594)	13,245.99	05/19/23	$(265,560)
Nasdaq-100®
Reduced-Value
Index	(5)	(1,324,600)	2,649.20	05/19/23	(44,800)
Total Written
Options		$(9,272,194)			$(310,360)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was
$9,516,200.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,516,200	$—	$—	$9,516,200
Purchased Options	23,090	—	—	23,090
Total Investments in Securities	$9,539,290	$—	$—	$9,539,290

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(310,360)	$—	$—	$(310,360)
Total Other Financial Instruments	$(310,360)	$—	$—	$(310,360)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 100.6%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	11	$14,053
CHINA — 0.8%
Consumer Discretionary — 0.5%
JD.com ADR .	98	3,501
PDD Holdings ADR *	128	8,723
		12,224
Information Technology — 0.3%
NXP Semiconductors .	56	9,169
TOTAL CHINA		21,393
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G .	19	12,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR .	129	$9,446
UNITED STATES — 98.6%
Communication Services — 17.1%
Activision Blizzard *	168	13,055
Alphabet, Cl A *	1,007	108,091
Alphabet, Cl C *	990	107,138
Charter Communications, Cl A *	33	12,167
Comcast, Cl A	904	37,399
Electronic Arts	59	7,510
Meta Platforms, Cl A *	479	115,113
Netflix *	96	31,673
Sirius XM Holdings .	860	3,268
T-Mobile US *	262	37,702
Warner Bros Discovery *	520	7,077
		480,193
Consumer Discretionary — 13.4%
Airbnb, Cl A *	89	10,651
Amazon.com *	1,699	179,160
Booking Holdings *	8	21,490
eBay	115	5,339
Lucid Group *	380	3,017
Lululemon Athletica *	26	9,878
Marriott International, Cl A	66	11,176
O'Reilly Automotive *	13	11,925
Rivian Automotive, Cl A *	202	2,590
Ross Stores	74	7,898
Starbucks	247	28,230
Tesla *	525	86,263
		377,617
Consumer Staples — 6.2%
Costco Wholesale	95	47,806
Dollar Tree *	47	7,224
Keurig Dr Pepper	302	9,875
Kraft Heinz	263	10,328
Mondelez International, Cl A .	293	22,479

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *	224	$12,544
PepsiCo	296	56,504
Walgreens Boots Alliance	184	6,486
		173,246
Energy — 0.4%
Baker Hughes, Cl A	221	6,462
Diamondback Energy	39	5,546
		12,008
Financials — 1.2%
Fiserv *	135	16,486
PayPal Holdings *	243	18,468
		34,954
Health Care — 6.0%
Align Technology *	16	5,205
Amgen .	115	27,570
Biogen *	31	9,431
Dexcom *	83	10,071
Gilead Sciences	268	22,032
IDEXX Laboratories *	18	8,859
Illumina *	34	6,989
Intuitive Surgical *	75	22,592
Moderna *	83	11,030
Regeneron Pharmaceuticals *	23	18,441
Seagen *	40	8,000
Vertex Pharmaceuticals *	55	18,740
		168,960
Industrials — 4.4%
Automatic Data Processing	89	19,580
Cintas	22	10,027
Copart *	102	8,063
CoStar Group *	89	6,849
CSX	442	13,543
Fastenal	122	6,569
Honeywell International .	144	28,777
Old Dominion Freight Line	24	7,689
PACCAR	112	8,365

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Paychex	77	$8,459
Verisk Analytics, Cl A .	34	6,600
		124,521
Information Technology — 48.7%
Adobe *	98	37,001
Advanced Micro Devices *	346	30,922
Analog Devices	109	19,607
ANSYS *	19	5,965
Apple .	2,111	358,195
Applied Materials .	182	20,571
Atlassian, Cl A *	32	4,725
Autodesk *	46	8,960
Broadcom	90	56,385
Cadence Design Systems *	59	12,358
Cisco Systems	881	41,627
Cognizant Technology Solutions, Cl A	109	6,508
Crowdstrike Holdings, Cl A *	47	5,642
Datadog, Cl A *	65	4,380
Enphase Energy *	29	4,762
Fortinet *	168	10,592
GLOBALFOUNDRIES *	117	6,880
Intel .	889	27,612
Intuit .	60	26,637
KLA	30	11,596
Lam Research	29	15,198
Marvell Technology .	183	7,225
Microchip Technology	117	8,540
Micron Technology .	234	15,060
Microsoft	1,230	377,930
NVIDIA .	531	147,347
Palo Alto Networks *	65	11,860
QUALCOMM .	240	28,032
Synopsys *	33	12,254
Texas Instruments .	195	32,604
Workday, Cl A *	44	8,190
Zoom Video Communications, Cl A *	53	3,256
Zscaler *	31	2,793
		1,371,214

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.2%
American Electric Power	110	$10,166
Constellation Energy .	70	5,418
Exelon	213	9,040
Xcel Energy	118	8,249
		32,873
TOTAL UNITED STATES		2,775,586
TOTAL COMMON STOCK
(Cost $3,320,065)		2,832,578
PURCHASED OPTIONS — 0.5%
(Cost $78,672) .		14,960
TOTAL INVESTMENTS — 101.1%
(Cost $3,398,737)		$2,847,538
WRITTEN OPTIONS— (1.2)%
(Premiums Received $(33,522))		$(32,495)

Percentages are based on Net Assets of $2,816,416.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.5%
Put Options
Nasdaq-100	1	$1,324,599	$13,245.99	06/16/23	$7,385
Nasdaq-100®
Reduced-Value
Index	5	1,324,600	2,649.20	06/16/23	7,575
Total Purchased
Options		$2,649,199			$14,960
WRITTEN OPTIONS — (1.2)%
Call Options
Nasdaq-100	(1)	$(1,324,599)	13,245.99	06/16/23	$(15,620)
Nasdaq-100®
Reduced-Value
Index	(5)	(1,324,600)	2,649.20	06/16/23	(16,875)
Total Written
Options		$(2,649,199)			$(32,495)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was
$2,832,578.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF
The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,832,578	$—	$—	$2,832,578
Purchased Options	14,960	—	—	14,960
Total Investments in Securities	$2,847,538	$—	$—	$2,847,538

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(32,495)	$—	$—	$(32,495)
Total Other Financial Instruments	$(32,495)	$—	$—	$(32,495)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.7%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	23	$3,766
UNITED STATES — 99.6%
Communication Services — 8.3%
Activision Blizzard *	64	4,973
Alphabet, Cl A *	534	57,320
Alphabet, Cl C *	466	50,431
AT&T	646	11,415
Charter Communications, Cl A *	9	3,318
Comcast, Cl A	376	15,555
DISH Network, Cl A *	17	128
Electronic Arts	26	3,309
Fox, Cl A	25	832
Fox, Cl B	10	305
Interpublic Group	33	1,179
Live Nation Entertainment *	12	813
Match Group *	24	886
Meta Platforms, Cl A *	200	48,064
Netflix *	40	13,197

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
News, Cl A .	30	$528
News, Cl B .	6	107
Omnicom Group .	16	1,449
Paramount Global, Cl B	41	957
Take-Two Interactive Software *	14	1,740
T-Mobile US *	53	7,627
Verizon Communications	381	14,794
Walt Disney *	166	17,015
Warner Bros Discovery *	194	2,640
		258,582
Consumer Discretionary — 9.8%
Advance Auto Parts	5	628
Amazon.com *	800	84,360
Aptiv *	24	2,469
AutoZone *	2	5,327
Bath & Body Works .	26	913
Best Buy	17	1,267
Booking Holdings *	3	8,059
BorgWarner .	26	1,251
Caesars Entertainment *	18	815
CarMax *	13	910
Carnival *	91	838
Chipotle Mexican Grill, Cl A *	3	6,203
Darden Restaurants .	13	1,975
Domino's Pizza .	3	952
DR Horton	26	2,855
eBay	51	2,368
Etsy *	13	1,313
Expedia Group *	13	1,221
Ford Motor .	344	4,087
Garmin	13	1,276
General Motors	127	4,196
Genuine Parts .	12	2,020
Hasbro .	10	592
Hilton Worldwide Holdings .	26	3,745
Home Depot .	91	27,349
Las Vegas Sands *	26	1,660
Lennar, Cl A .	22	2,482
LKQ	26	1,501

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe's	54	$11,223
Marriott International, Cl A	24	4,064
McDonald's .	66	19,519
MGM Resorts International .	27	1,213
Mohawk Industries *	4	424
Newell Brands .	28	340
NIKE, Cl B	114	14,446
Norwegian Cruise Line Holdings *	33	441
O'Reilly Automotive *	6	5,504
Pool .	4	1,405
PulteGroup .	19	1,276
Ralph Lauren, Cl A .	3	344
Ross Stores	30	3,202
Royal Caribbean Cruises *	19	1,243
Starbucks	104	11,886
Tapestry .	20	816
Tesla *	241	39,599
TJX	105	8,276
Tractor Supply .	9	2,146
Ulta Beauty *	5	2,757
VF .	27	635
Whirlpool	4	558
Wynn Resorts *	9	1,029
Yum! Brands	25	3,515
		308,493
Consumer Staples — 7.4%
Altria Group .	162	7,697
Archer-Daniels-Midland	52	4,060
Brown-Forman, Cl B	17	1,107
Bunge .	14	1,310
Campbell Soup .	13	706
Church & Dwight	21	2,039
Clorox	13	2,153
Coca-Cola .	349	22,388
Colgate-Palmolive	75	5,985
Conagra Brands .	39	1,480
Constellation Brands, Cl A	14	3,213
Costco Wholesale	40	20,129
Dollar General .	20	4,429

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar Tree *	19	$2,920
Estee Lauder, Cl A .	21	5,181
General Mills	52	4,609
Hershey	13	3,550
Hormel Foods	25	1,011
J M Smucker .	9	1,390
Kellogg .	26	1,814
Keurig Dr Pepper	75	2,452
Kimberly-Clark	30	4,347
Kraft Heinz	71	2,788
Kroger	58	2,821
Lamb Weston Holdings .	12	1,342
McCormick .	22	1,933
Molson Coors Beverage, Cl B	13	773
Mondelez International, Cl A .	123	9,437
Monster Beverage *	68	3,808
PepsiCo	123	23,479
Philip Morris International	141	14,096
Procter & Gamble .	211	32,996
Sysco .	45	3,453
Target	41	6,468
Tyson Foods, Cl A	25	1,562
Walgreens Boots Alliance	63	2,221
Walmart	128	19,324
		230,471
Energy — 4.7%
APA .	27	995
Baker Hughes, Cl A	89	2,602
Chevron .	159	26,804
ConocoPhillips .	113	11,627
Coterra Energy	63	1,613
Devon Energy	58	3,099
Diamondback Energy	15	2,133
EOG Resources	52	6,212
EQT .	31	1,080
Exxon Mobil	369	43,668
Halliburton .	78	2,555
Hess	25	3,627
Kinder Morgan .	172	2,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Oil .	68	$1,643
Marathon Petroleum	40	4,880
Occidental Petroleum .	65	3,999
ONEOK .	40	2,616
Phillips 66 .	42	4,158
Pioneer Natural Resources	21	4,569
Schlumberger	128	6,317
Targa Resources	19	1,435
Valero Energy .	35	4,013
Williams	109	3,298
		145,893
Financials — 13.0%
Aflac	50	3,492
Allstate	26	3,010
American Express .	54	8,712
American International Group	67	3,554
Ameriprise Financial	10	3,051
Aon, Cl A .	19	6,178
Arch Capital Group *	32	2,402
Arthur J Gallagher	19	3,953
Assurant .	4	493
Bank of America	635	18,593
Bank of New York Mellon	65	2,768
Berkshire Hathaway, Cl B *	162	53,225
BlackRock, Cl A .	13	8,726
Brown & Brown .	20	1,288
Capital One Financial	34	3,308
Cboe Global Markets .	9	1,257
Charles Schwab .	138	7,209
Chubb .	37	7,458
Cincinnati Financial .	14	1,490
Citigroup	175	8,237
Citizens Financial Group .	39	1,207
CME Group, Cl A .	32	5,945
Comerica	11	477
Discover Financial Services	24	2,483
Everest Re Group	4	1,512
FactSet Research Systems .	3	1,235
Fidelity National Information Services .	53	3,112

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp	60	$1,572
First Republic Bank .	16	56
Fiserv *	57	6,961
FleetCor Technologies *	6	1,284
Franklin Resources	23	618
Global Payments	24	2,705
Globe Life .	8	868
Goldman Sachs Group	31	10,647
Hartford Financial Services Group .	26	1,846
Huntington Bancshares	126	1,411
Intercontinental Exchange .	49	5,338
Invesco	26	445
Jack Henry & Associates .	8	1,307
JPMorgan Chase .	263	36,357
KeyCorp	80	901
Lincoln National .	11	239
Loews .	13	748
M&T Bank .	17	2,139
MarketAxess Holdings .	3	955
Marsh & McLennan .	45	8,109
Mastercard, Cl A .	76	28,882
MetLife .	58	3,557
Moody's .	14	4,384
Morgan Stanley	117	10,526
MSCI, Cl A	7	3,377
Nasdaq .	27	1,495
Northern Trust .	18	1,407
PayPal Holdings *	103	7,828
PNC Financial Services Group	36	4,689
Principal Financial Group	20	1,494
Progressive	52	7,093
Prudential Financial .	33	2,871
Raymond James Financial .	17	1,539
Regions Financial .	81	1,479
S&P Global .	29	10,515
State Street .	32	2,312
Synchrony Financial	39	1,151
T Rowe Price Group	22	2,471
Travelers .	21	3,804

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Truist Financial	118	$3,844
US Bancorp .	122	4,182
Visa, Cl A .	146	33,979
W R Berkley	18	1,061
Wells Fargo .	346	13,754
Willis Towers Watson	9	2,084
Zions Bancorp .	12	334
		408,993
Health Care — 14.4%
Abbott Laboratories .	156	17,233
AbbVie	158	23,877
Agilent Technologies	26	3,521
Align Technology *	7	2,277
AmerisourceBergen	16	2,670
Amgen .	48	11,508
Baxter International	44	2,098
Becton Dickinson	26	6,872
Biogen *	13	3,955
Bio-Rad Laboratories, Cl A *	2	902
Bio-Techne	13	1,038
Boston Scientific *	129	6,723
Bristol-Myers Squibb .	193	12,887
Cardinal Health	26	2,135
Catalent *	15	752
Centene *	51	3,515
Charles River Laboratories International *	4	760
Cigna Group	27	6,839
Cooper .	4	1,526
CVS Health .	119	8,724
Danaher	59	13,978
DaVita *	4	361
DENTSPLY SIRONA .	17	713
Dexcom *	35	4,247
Edwards Lifesciences *	55	4,839
Elevance Health	22	10,310
Eli Lilly	71	28,106
GE HealthCare Technologies *	33	2,684
Gilead Sciences	114	9,372
HCA Healthcare	19	5,459

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *	11	$889
Hologic *	26	2,236
Humana	11	5,835
IDEXX Laboratories *	8	3,937
Illumina *	13	2,672
Incyte *	13	967
Insulet *	6	1,908
Intuitive Surgical *	31	9,338
IQVIA Holdings *	18	3,388
Johnson & Johnson .	234	38,306
Laboratory Corp of America Holdings	8	1,814
McKesson .	13	4,735
Medtronic	120	10,914
Merck .	227	26,212
Mettler-Toledo International *	2	2,983
Moderna *	31	4,120
Molina Healthcare *	5	1,489
Organon .	20	493
PerkinElmer	11	1,435
Pfizer	503	19,562
Quest Diagnostics .	10	1,388
Regeneron Pharmaceuticals *	10	8,018
ResMed	13	3,132
STERIS	10	1,885
Stryker .	30	8,990
Teleflex	4	1,090
Thermo Fisher Scientific	35	19,422
UnitedHealth Group	84	41,336
Universal Health Services, Cl B .	8	1,203
Vertex Pharmaceuticals *	23	7,837
Viatris, Cl W	103	961
Waters *	5	1,502
West Pharmaceutical Services	6	2,167
Zimmer Biomet Holdings .	19	2,630
Zoetis, Cl A .	42	7,383
		452,058
Industrials — 8.5%
3M	52	5,523
A O Smith .	10	683

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Alaska Air Group *	10	$435
Allegion .	7	773
American Airlines Group *	53	723
AMETEK	20	2,759
Automatic Data Processing	38	8,360
Boeing *	51	10,546
Broadridge Financial Solutions .	10	1,454
Carrier Global	74	3,095
Caterpillar .	47	10,284
Ceridian HCM Holding *	13	825
CH Robinson Worldwide	13	1,311
Cintas	8	3,646
Copart *	42	3,320
CoStar Group *	36	2,770
CSX	198	6,067
Cummins	13	3,056
Deere .	25	9,450
Delta Air Lines *	56	1,921
Dover	12	1,754
Eaton	36	6,016
Emerson Electric	52	4,330
Equifax .	10	2,084
Expeditors International of Washington .	13	1,480
Fastenal	51	2,746
FedEx .	21	4,783
Fortive .	29	1,830
Generac Holdings *	5	511
General Dynamics	20	4,367
General Electric .	99	9,798
Honeywell International .	61	12,190
Howmet Aerospace .	39	1,727
Huntington Ingalls Industries	3	605
IDEX .	6	1,238
Illinois Tool Works	25	6,048
Ingersoll Rand .	35	1,996
Jacobs Solutions .	13	1,501
JB Hunt Transport Services	7	1,227
Johnson Controls International	62	3,710
L3Harris Technologies .	17	3,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Leidos Holdings	12	$1,119
Lockheed Martin	21	9,753
Masco .	26	1,391
Nordson .	5	1,082
Norfolk Southern .	21	4,264
Northrop Grumman	13	5,997
Old Dominion Freight Line	9	2,884
Otis Worldwide	37	3,156
PACCAR	46	3,436
Parker-Hannifin	12	3,899
Paychex	28	3,076
Paycom Software *	4	1,161
Pentair	13	755
Quanta Services .	12	2,036
Raytheon Technologies	131	13,087
Republic Services, Cl A	18	2,603
Robert Half International	9	657
Rockwell Automation	10	2,834
Rollins .	16	676
Snap-On .	4	1,038
Southwest Airlines .	52	1,575
Stanley Black & Decker .	12	1,036
Textron	16	1,071
Trane Technologies .	20	3,716
TransDigm Group .	5	3,825
Union Pacific	55	10,763
United Airlines Holdings *	26	1,139
United Parcel Service, Cl B .	66	11,867
United Rentals .	6	2,167
Verisk Analytics, Cl A .	13	2,523
Waste Management .	34	5,646
Westinghouse Air Brake Technologies	16	1,563
WW Grainger .	4	2,782
Xylem .	16	1,661
		266,498
Information Technology — 25.5%
Accenture, Cl A	57	15,977
Adobe *	41	15,480
Advanced Micro Devices *	146	13,048

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Akamai Technologies *	13	$1,066
Amphenol, Cl A .	52	3,924
Analog Devices	45	8,095
ANSYS *	8	2,511
Apple .	1,335	226,523
Applied Materials .	75	8,477
Arista Networks *	24	3,844
Autodesk *	19	3,701
Broadcom	37	23,180
Cadence Design Systems *	26	5,446
CDW	12	2,035
Cisco Systems	368	17,388
Cognizant Technology Solutions, Cl A	45	2,687
Corning .	67	2,226
DXC Technology *	18	429
Enphase Energy *	13	2,135
EPAM Systems *	5	1,412
F5*	4	537
Fair Isaac *	2	1,456
First Solar *	9	1,643
Fortinet *	58	3,657
Gartner *	8	2,420
Gen Digital	49	866
Hewlett Packard Enterprise	112	1,604
HP	76	2,258
Intel .	370	11,492
International Business Machines .	82	10,366
Intuit .	25	11,099
Juniper Networks .	27	814
Keysight Technologies *	16	2,314
KLA	13	5,025
Lam Research	12	6,289
Microchip Technology	49	3,576
Micron Technology .	98	6,307
Microsoft	668	205,250
Monolithic Power Systems .	4	1,848
Motorola Solutions	15	4,371
NetApp .	18	1,132
NVIDIA .	221	61,325

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	38	$2,734
Oracle .	139	13,166
PTC *	9	1,132
Qorvo *	8	737
QUALCOMM .	102	11,914
Roper Technologies	10	4,548
Salesforce *	90	17,853
Seagate Technology Holdings .	16	940
ServiceNow *	18	8,270
Skyworks Solutions	13	1,377
SolarEdge Technologies *	6	1,714
Synopsys *	14	5,198
TE Connectivity	28	3,426
Teledyne Technologies *	4	1,658
Teradyne .	13	1,188
Texas Instruments .	81	13,543
Trimble *	26	1,225
Tyler Technologies *	3	1,137
VeriSign *	8	1,774
Western Digital *	26	895
Zebra Technologies, Cl A *	4	1,152
		800,814
Materials — 2.6%
Air Products & Chemicals .	20	5,887
Albemarle	12	2,226
Amcor	129	1,415
Avery Dennison .	9	1,570
Ball	27	1,436
Celanese, Cl A .	8	850
CF Industries Holdings	16	1,145
Corteva .	64	3,912
Dow	63	3,427
DuPont de Nemours .	44	3,068
Eastman Chemical .	13	1,095
Ecolab	22	3,692
FMC .	13	1,607
Freeport-McMoRan .	128	4,852
International Flavors & Fragrances	22	2,133
International Paper .	39	1,291

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde	44	$16,256
LyondellBasell Industries, Cl A	26	2,460
Martin Marietta Materials	6	2,179
Mosaic .	29	1,243
Newmont	70	3,318
Nucor	22	3,260
Packaging Corp of America .	10	1,353
PPG Industries	23	3,226
Sealed Air	12	576
Sherwin-Williams .	21	4,988
Steel Dynamics	15	1,559
Vulcan Materials	13	2,277
Westrock .	21	629
		82,930
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	13	1,614
American Tower ‡	42	8,584
AvalonBay Communities ‡	12	2,164
Boston Properties ‡	12	640
Camden Property Trust ‡	9	990
CBRE Group, Cl A *	26	1,993
Crown Castle ‡	39	4,801
Digital Realty Trust ‡	25	2,479
Equinix ‡	8	5,793
Equity Residential ‡	35	2,214
Essex Property Trust ‡	5	1,099
Extra Space Storage ‡	12	1,824
Federal Realty Investment Trust ‡	5	494
Healthpeak Properties ‡	46	1,011
Host Hotels & Resorts ‡	60	970
Invitation Homes ‡	50	1,669
Iron Mountain ‡	25	1,381
Kimco Realty ‡	53	1,017
Mid-America Apartment Communities ‡	9	1,384
ProLogis ‡	83	10,396
Public Storage ‡	15	4,422
Realty Income ‡	56	3,519
Regency Centers ‡	13	799
SBA Communications, Cl A ‡	9	2,348

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	29	$3,286
UDR ‡	26	1,075
Ventas ‡	42	2,018
VICI Properties, Cl A ‡	99	3,360
Welltower ‡	39	3,090
Weyerhaeuser ‡	65	1,944
		78,378
Utilities — 2.9%
AES .	55	1,301
Alliant Energy .	26	1,434
Ameren .	26	2,313
American Electric Power	46	4,251
American Water Works	16	2,372
Atmos Energy	12	1,370
CenterPoint Energy .	52	1,584
CMS Energy	25	1,557
Consolidated Edison	32	3,151
Constellation Energy .	29	2,245
Dominion Energy	75	4,286
DTE Energy .	17	1,911
Duke Energy	70	6,922
Edison International .	34	2,502
Entergy	17	1,829
Evergy	20	1,242
Eversource Energy .	31	2,406
Exelon	89	3,777
FirstEnergy	48	1,910
NextEra Energy .	180	13,793
NiSource .	34	968
NRG Energy	26	888
PG&E *	142	2,430
Pinnacle West Capital	13	1,020
PPL	64	1,838
Public Service Enterprise Group .	42	2,654
Sempra Energy .	28	4,354
Southern	97	7,134
WEC Energy Group .	26	2,500

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	49	$3,426
		89,368
TOTAL UNITED STATES		3,122,478
TOTAL COMMON STOCK
(Cost $3,286,434)		3,126,244
PURCHASED OPTIONS — 0.1%
(Cost $43,311) .		4,888
TOTAL INVESTMENTS — 99.8%
(Cost $3,329,745)		$3,131,132

Percentages are based on Net Assets of $3,136,249.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Mini-SPX Index	4	$166,780	$416.95	06/16/23	$268
S&P 500 Index	7	2,918,636	4,169.48	06/16/23	4,620
Total Purchased
Options		$3,085,416			$4,888

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was
$3,126,244.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Tail Risk ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,126,244	$—	$—	$3,126,244
Purchased Options	4,888	—	—	4,888
Total Investments in Securities	$3,131,132	$—	$—	$3,131,132

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 101.9%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	192	$31,438
UNITED STATES — 101.8%
Communication Services — 8.5%
Activision Blizzard *	552	42,896
Alphabet, Cl A *	4,497	482,708
Alphabet, Cl C *	3,920	424,222
AT&T	5,352	94,570
Charter Communications, Cl A *	78	28,759
Comcast, Cl A	3,163	130,853
DISH Network, Cl A *	253	1,900
Electronic Arts	192	24,438
Fox, Cl A	254	8,448
Fox, Cl B	127	3,879
Interpublic Group	294	10,505
Live Nation Entertainment *	127	8,608
Match Group *	212	7,823
Meta Platforms, Cl A *	1,680	403,738
Netflix *	335	110,526

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
News, Cl A .	351	$6,181
News, Cl B .	127	2,254
Omnicom Group .	160	14,491
Paramount Global, Cl B	403	9,402
Take-Two Interactive Software *	121	15,039
T-Mobile US *	444	63,892
Verizon Communications	3,158	122,625
Walt Disney *	1,375	140,937
Warner Bros Discovery *	1,704	23,191
		2,181,885
Consumer Discretionary — 10.1%
Advance Auto Parts	41	5,147
Amazon.com *	6,735	710,206
Aptiv *	213	21,909
AutoZone *	14	37,286
Bath & Body Works .	158	5,546
Best Buy	151	11,253
Booking Holdings *	29	77,903
BorgWarner .	185	8,904
Caesars Entertainment *	186	8,424
CarMax *	127	8,894
Carnival *	693	6,383
Chipotle Mexican Grill, Cl A *	21	43,420
Darden Restaurants .	88	13,370
Domino's Pizza .	24	7,619
DR Horton	245	26,906
eBay	421	19,547
Etsy *	103	10,406
Expedia Group *	105	9,866
Ford Motor .	2,903	34,488
Garmin	127	12,468
General Motors	1,034	34,163
Genuine Parts .	114	19,187
Hasbro .	96	5,685
Hilton Worldwide Holdings .	197	28,372
Home Depot .	768	230,815
Las Vegas Sands *	250	15,963
Lennar, Cl A .	199	22,449
LKQ	198	11,431

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe's	454	$94,355
Marriott International, Cl A	211	35,731
McDonald's .	551	162,958
MGM Resorts International .	241	10,826
Mohawk Industries *	41	4,342
Newell Brands .	341	4,143
NIKE, Cl B	936	118,610
Norwegian Cruise Line Holdings *	363	4,846
NVR *	2	11,680
O'Reilly Automotive *	48	44,031
Pool .	27	9,486
PulteGroup .	175	11,751
Ralph Lauren, Cl A .	31	3,558
Ross Stores	254	27,109
Royal Caribbean Cruises *	159	10,403
Starbucks	863	98,632
Tapestry .	187	7,631
Tesla *	2,029	333,385
TJX	865	68,179
Tractor Supply .	88	20,979
Ulta Beauty *	40	22,057
VF .	254	5,972
Whirlpool	34	4,746
Wynn Resorts *	80	9,142
Yum! Brands	207	29,100
		2,601,662
Consumer Staples — 7.5%
Altria Group .	1,336	63,473
Archer-Daniels-Midland	405	31,622
Brown-Forman, Cl B	128	8,332
Bunge .	117	10,951
Campbell Soup .	172	9,340
Church & Dwight	177	17,190
Clorox	96	15,900
Coca-Cola .	2,932	188,088
Colgate-Palmolive	623	49,715
Conagra Brands .	377	14,311
Constellation Brands, Cl A	126	28,913
Costco Wholesale	335	168,579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar General .	166	$36,762
Dollar Tree *	161	24,747
Estee Lauder, Cl A .	179	44,163
General Mills	439	38,909
Hershey	114	31,129
Hormel Foods	202	8,169
J M Smucker .	83	12,816
Kellogg .	198	13,814
Keurig Dr Pepper	677	22,138
Kimberly-Clark	250	36,222
Kraft Heinz	621	24,387
Kroger	479	23,294
Lamb Weston Holdings .	110	12,299
McCormick .	181	15,901
Molson Coors Beverage, Cl B	127	7,554
Mondelez International, Cl A .	1,021	78,331
Monster Beverage *	599	33,544
PepsiCo	1,038	198,144
Philip Morris International	1,165	116,465
Procter & Gamble .	1,779	278,200
Sysco .	399	30,619
Target	344	54,266
Tyson Foods, Cl A	222	13,873
Walgreens Boots Alliance	522	18,401
Walmart	1,056	159,424
		1,939,985
Energy — 4.8%
APA .	242	8,918
Baker Hughes, Cl A	773	22,603
Chevron .	1,342	226,234
ConocoPhillips .	919	94,556
Coterra Energy	637	16,307
Devon Energy	515	27,516
Diamondback Energy	141	20,050
EOG Resources	438	52,328
EQT .	308	10,731
Exxon Mobil	3,108	367,801
Halliburton .	704	23,056
Hess	205	29,737

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan .	1,531	$26,257
Marathon Oil .	517	12,491
Marathon Petroleum	338	41,236
Occidental Petroleum .	539	33,165
ONEOK .	347	22,697
Phillips 66 .	346	34,254
Pioneer Natural Resources	176	38,289
Schlumberger	1,060	52,311
Targa Resources	162	12,236
Valero Energy .	299	34,286
Williams	898	27,173
		1,234,232
Financials — 13.3%
Aflac	413	28,848
Allstate	194	22,457
American Express .	447	72,119
American International Group	548	29,066
Ameriprise Financial	78	23,799
Aon, Cl A .	153	49,753
Arch Capital Group *	283	21,245
Arthur J Gallagher	157	32,665
Assurant .	48	5,910
Bank of America	5,255	153,866
Bank of New York Mellon	577	24,574
Berkshire Hathaway, Cl B *	1,361	447,157
BlackRock, Cl A .	112	75,174
Brown & Brown .	166	10,689
Capital One Financial	294	28,606
Cboe Global Markets .	82	11,455
Charles Schwab .	1,141	59,606
Chubb .	310	62,484
Cincinnati Financial .	127	13,518
Citigroup	1,451	68,299
Citizens Financial Group .	378	11,695
CME Group, Cl A .	268	49,786
Comerica	99	4,294
Discover Financial Services	196	20,280
Everest Re Group	27	10,206
FactSet Research Systems .	30	12,351

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fidelity National Information Services .	437	$25,661
Fifth Third Bancorp	548	14,358
First Republic Bank .	149	523
Fiserv *	475	58,007
FleetCor Technologies *	61	13,049
Franklin Resources	254	6,827
Global Payments	193	21,753
Globe Life .	69	7,488
Goldman Sachs Group	254	87,234
Hartford Financial Services Group .	249	17,676
Huntington Bancshares	1,109	12,421
Intercontinental Exchange .	416	45,315
Invesco	361	6,184
Jack Henry & Associates .	52	8,494
JPMorgan Chase .	2,213	305,925
KeyCorp	786	8,850
Lincoln National .	127	2,760
Loews .	167	9,614
M&T Bank .	133	16,731
MarketAxess Holdings .	29	9,233
Marsh & McLennan .	371	66,850
Mastercard, Cl A .	636	241,699
MetLife .	487	29,868
Moody's .	117	36,635
Morgan Stanley	981	88,261
MSCI, Cl A	62	29,912
Nasdaq .	259	14,341
Northern Trust .	172	13,443
PayPal Holdings *	847	64,372
PNC Financial Services Group	313	40,768
Principal Financial Group	174	12,996
Progressive	437	59,607
Prudential Financial .	289	25,143
Raymond James Financial .	152	13,761
Regions Financial .	670	12,234
S&P Global .	247	89,557
State Street .	255	18,426
Synchrony Financial	357	10,535
T Rowe Price Group	173	19,433

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Travelers .	171	$30,975
Truist Financial	982	31,994
US Bancorp .	1,072	36,748
Visa, Cl A .	1,226	285,327
W R Berkley	167	9,840
Wells Fargo .	2,865	113,884
Willis Towers Watson	78	18,065
Zions Bancorp .	127	3,538
		3,446,217
Health Care — 14.6%
Abbott Laboratories .	1,312	144,937
AbbVie	1,334	201,594
Agilent Technologies	219	29,659
Align Technology *	53	17,241
AmerisourceBergen	127	21,190
Amgen .	401	96,136
Baxter International	386	18,404
Becton Dickinson	212	56,034
Biogen *	107	32,553
Bio-Rad Laboratories, Cl A *	16	7,213
Bio-Techne	126	10,065
Boston Scientific *	1,070	55,768
Bristol-Myers Squibb .	1,598	106,698
Cardinal Health	211	17,323
Catalent *	157	7,869
Centene *	406	27,986
Charles River Laboratories International *	34	6,464
Cigna Group	223	56,484
Cooper .	39	14,877
CVS Health .	962	70,524
Danaher	493	116,797
DaVita *	43	3,885
DENTSPLY SIRONA .	151	6,331
Dexcom *	287	34,825
Edwards Lifesciences *	460	40,471
Elevance Health	179	83,888
Eli Lilly	595	235,537
GE HealthCare Technologies .	286	23,263
Gilead Sciences	935	76,866

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HCA Healthcare	158	$45,398
Henry Schein *	103	8,323
Hologic *	193	16,600
Humana	93	49,336
IDEXX Laboratories *	61	30,022
Illumina *	116	23,845
Incyte *	139	10,343
Insulet *	54	17,174
Intuitive Surgical *	263	79,221
IQVIA Holdings *	137	25,787
Johnson & Johnson .	1,973	322,980
Laboratory Corp of America Holdings	73	16,550
McKesson .	102	37,152
Medtronic	998	90,768
Merck .	1,911	220,663
Mettler-Toledo International *	17	25,355
Moderna *	245	32,558
Molina Healthcare *	46	13,703
Organon .	187	4,606
PerkinElmer	98	12,788
Pfizer	4,227	164,388
Quest Diagnostics .	80	11,105
Regeneron Pharmaceuticals *	81	64,945
ResMed	108	26,024
STERIS	79	14,895
Stryker .	253	75,811
Teleflex	32	8,721
Thermo Fisher Scientific	295	163,695
UnitedHealth Group	706	347,416
Universal Health Services, Cl B .	46	6,916
Vertex Pharmaceuticals *	193	65,761
Viatris, Cl W	1,039	9,694
Waters *	46	13,817
West Pharmaceutical Services	58	20,952
Zimmer Biomet Holdings .	154	21,320
Zoetis, Cl A .	349	61,347
		3,780,861
Industrials — 8.7%
3M	410	43,550

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
A O Smith .	95	$6,488
Alaska Air Group *	93	4,042
Allegion .	68	7,513
American Airlines Group *	532	7,256
AMETEK	177	24,414
Automatic Data Processing	310	68,200
Boeing *	422	87,261
Broadridge Financial Solutions .	94	13,669
Carrier Global	657	27,476
Caterpillar .	390	85,332
Ceridian HCM Holding *	127	8,062
CH Robinson Worldwide	93	9,381
Cintas	64	29,169
Copart *	333	26,324
CoStar Group *	317	24,393
CSX	1,569	48,074
Cummins	111	26,089
Deere .	203	76,738
Delta Air Lines *	465	15,954
Dover	109	15,931
Eaton	296	49,468
Emerson Electric	424	35,302
Equifax .	98	20,421
Expeditors International of Washington .	125	14,230
Fastenal	419	22,559
FedEx .	172	39,178
Fortive .	277	17,476
Generac Holdings *	43	4,395
General Dynamics	174	37,991
General Electric .	816	80,760
Honeywell International .	502	100,320
Howmet Aerospace .	283	12,534
Huntington Ingalls Industries	27	5,445
IDEX .	59	12,173
Illinois Tool Works	207	50,082
Ingersoll Rand .	313	17,847
Jacobs Solutions .	98	11,315
JB Hunt Transport Services	66	11,569
Johnson Controls International	540	32,314

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
L3Harris Technologies .	147	$28,687
Leidos Holdings	104	9,699
Lockheed Martin	170	78,956
Masco .	174	9,311
Nordson .	36	7,787
Norfolk Southern .	169	34,312
Northrop Grumman	108	49,817
Old Dominion Freight Line	67	21,466
Otis Worldwide	305	26,016
PACCAR	404	30,175
Parker-Hannifin	95	30,864
Paychex	237	26,037
Paycom Software *	38	11,034
Pentair	127	7,376
Quanta Services .	110	18,660
Raytheon Technologies	1,101	109,990
Republic Services, Cl A	150	21,693
Robert Half International	82	5,986
Rockwell Automation	85	24,090
Rollins .	158	6,675
Snap-On .	36	9,339
Southwest Airlines .	457	13,843
Stanley Black & Decker .	127	10,965
Textron	164	10,978
Trane Technologies .	169	31,402
TransDigm Group .	38	29,070
Union Pacific	460	90,022
United Airlines Holdings *	254	11,125
United Parcel Service, Cl B .	548	98,536
United Rentals .	51	18,417
Verisk Analytics, Cl A .	122	23,681
Waste Management .	277	45,996
Westinghouse Air Brake Technologies	150	14,651
WW Grainger .	35	24,345
Xylem .	137	14,226
		2,235,922
Information Technology — 26.1%
Accenture, Cl A	474	132,857
Adobe *	345	130,258

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Advanced Micro Devices *	1,212	$108,316
Akamai Technologies *	127	10,410
Amphenol, Cl A .	465	35,094
Analog Devices	380	68,354
ANSYS *	64	20,091
Apple .	11,242	1,907,543
Applied Materials .	632	71,435
Arista Networks *	182	29,149
Autodesk *	168	32,725
Broadcom	314	196,721
Cadence Design Systems *	205	42,937
CDW	106	17,976
Cisco Systems	3,091	146,050
Cognizant Technology Solutions, Cl A	374	22,331
Corning .	556	18,470
DXC Technology *	163	3,888
Enphase Energy *	106	17,405
EPAM Systems *	45	12,710
F5 *	41	5,509
Fair Isaac *	20	14,559
First Solar *	72	13,146
Fortinet *	480	30,264
Gartner *	62	18,752
Gen Digital	392	6,927
Hewlett Packard Enterprise	987	14,134
HP	631	18,747
Intel .	3,106	96,472
International Business Machines .	678	85,706
Intuit .	211	93,673
Juniper Networks .	254	7,658
Keysight Technologies *	139	20,105
KLA	103	39,814
Lam Research	101	52,932
Microchip Technology	405	29,561
Micron Technology .	814	52,389
Microsoft	5,626	1,728,645
Monolithic Power Systems .	34	15,707
Motorola Solutions	124	36,134
NetApp .	167	10,503

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NVIDIA .	1,858	$515,576
ON Semiconductor *	340	24,466
Oracle .	1,155	109,402
PTC *	82	10,315
Qorvo *	78	7,182
QUALCOMM .	838	97,878
Roper Technologies	79	35,928
Salesforce *	753	149,373
Seagate Technology Holdings .	144	8,463
ServiceNow *	152	69,832
Skyworks Solutions	127	13,449
SolarEdge Technologies *	44	12,568
Synopsys *	114	42,330
TE Connectivity	234	28,635
Teledyne Technologies *	37	15,333
Teradyne .	127	11,605
Texas Instruments .	681	113,863
Trimble *	188	8,855
Tyler Technologies *	33	12,508
VeriSign *	75	16,635
Western Digital *	254	8,748
Zebra Technologies, Cl A *	36	10,369
		6,739,370
Materials — 2.7%
Air Products & Chemicals .	165	48,569
Albemarle	94	17,433
Amcor	1,134	12,440
Avery Dennison .	64	11,167
Ball	254	13,508
Celanese, Cl A .	84	8,924
CF Industries Holdings	139	9,950
Corteva .	528	32,271
Dow	548	29,811
DuPont de Nemours .	337	23,496
Eastman Chemical .	91	7,669
Ecolab	183	30,715
FMC .	97	11,987
Freeport-McMoRan .	1,064	40,336
International Flavors & Fragrances	204	19,780

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
International Paper .	250	$8,277
Linde	371	137,066
LyondellBasell Industries, Cl A	199	18,827
Martin Marietta Materials	48	17,434
Mosaic .	272	11,655
Newmont	622	29,483
Nucor	187	27,710
Packaging Corp of America .	73	9,874
PPG Industries	179	25,106
Sealed Air	115	5,519
Sherwin-Williams .	181	42,995
Steel Dynamics	136	14,137
Vulcan Materials	104	18,212
Westrock .	190	5,687
		690,038
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	115	14,281
American Tower ‡	349	71,332
AvalonBay Communities ‡	102	18,398
Boston Properties ‡	127	6,777
Camden Property Trust ‡	82	9,024
CBRE Group, Cl A *	256	19,625
Crown Castle ‡	322	39,635
Digital Realty Trust ‡	211	20,921
Equinix ‡	69	49,962
Equity Residential ‡	261	16,508
Essex Property Trust ‡	50	10,986
Extra Space Storage ‡	107	16,268
Federal Realty Investment Trust ‡	50	4,944
Healthpeak Properties ‡	405	8,898
Host Hotels & Resorts ‡	499	8,069
Invitation Homes ‡	446	14,883
Iron Mountain ‡	222	12,263
Kimco Realty ‡	504	9,672
Mid-America Apartment Communities ‡	90	13,842
ProLogis ‡	692	86,673
Public Storage ‡	123	36,264
Realty Income ‡	488	30,666
Regency Centers ‡	127	7,802

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡	79	$20,610
Simon Property Group ‡	241	27,310
UDR ‡	254	10,498
Ventas ‡	326	15,664
VICI Properties, Cl A ‡	796	27,016
Welltower ‡	367	29,074
Weyerhaeuser ‡	568	16,989
		674,854
Utilities — 2.9%
AES .	509	12,043
Alliant Energy .	192	10,587
Ameren .	188	16,726
American Electric Power	381	35,212
American Water Works	153	22,682
Atmos Energy	107	12,213
CenterPoint Energy .	505	15,387
CMS Energy	223	13,884
Consolidated Edison	261	25,701
Constellation Energy .	252	19,505
Dominion Energy	618	35,313
DTE Energy .	140	15,737
Duke Energy	576	56,955
Edison International .	290	21,344
Entergy	164	17,643
Evergy	188	11,677
Eversource Energy .	268	20,799
Exelon	777	32,976
FirstEnergy	411	16,358
NextEra Energy .	1,494	114,485
NiSource .	306	8,709
NRG Energy	165	5,638
PG&E *	1,240	21,216
Pinnacle West Capital	78	6,120
PPL	567	16,284
Public Service Enterprise Group .	387	24,458
Sempra Energy .	234	36,385
Southern	814	59,870
WEC Energy Group .	246	23,658

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	424	$29,642
		759,207
TOTAL UNITED STATES		26,284,233
TOTAL COMMON STOCK
(Cost $26,929,815)		26,315,671
PURCHASED OPTIONS — 0.2%
(Cost $111,375) .		45,464
TOTAL INVESTMENTS — 102.1%
(Cost $27,041,190)		$26,361,135
WRITTEN OPTIONS— (2.2)%
(Premiums Received $(481,285))		$(569,278)

Percentages are based on Net Assets of $25,823,385.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	21	$875,595	$416.95	05/19/23	$1,544
S&P 500 Index	61	25,433,828	4,169.48	05/19/23	43,920
Total Purchased
Options		$26,309,423			$45,464
WRITTEN OPTIONS — (2.2)%
Call Options
Mini-SPX Index	(21)	$(875,595)	416.95	05/19/23	$(19,058)
S&P 500 Index	(61)	(25,433,828)	4,169.48	05/19/23	(550,220)
Total Written
Options		$(26,309,423)			$(569,278)

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was$26,315,671.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,315,671	$—	$—	$26,315,671
Purchased Options	45,464	—	—	45,464
Total Investments in Securities	$26,361,135	$—	$—	$26,361,135

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(569,278)	$—	$—	$(569,278)
Total Other Financial Instruments	$(569,278)	$—	$—	$(569,278)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 100.2%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	30	$4,912
UNITED STATES — 100.1%
Communication Services — 8.3%
Activision Blizzard *	83	6,450
Alphabet, Cl A *	687	73,743
Alphabet, Cl C *	599	64,824
AT&T	839	14,825
Charter Communications, Cl A *	12	4,424
Comcast, Cl A	484	20,023
DISH Network, Cl A *	32	240
Electronic Arts	32	4,073
Fox, Cl A	32	1,064
Fox, Cl B	16	489
Interpublic Group	48	1,715
Live Nation Entertainment *	16	1,085
Match Group *	31	1,144
Meta Platforms, Cl A *	257	61,762
Netflix *	52	17,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
News, Cl A .	48	$845
News, Cl B .	16	284
Omnicom Group .	23	2,083
Paramount Global, Cl B	64	1,493
Take-Two Interactive Software *	19	2,362
T-Mobile US *	69	9,929
Verizon Communications	483	18,755
Walt Disney *	210	21,525
Warner Bros Discovery *	250	3,403
		333,696
Consumer Discretionary — 9.8%
Advance Auto Parts	7	879
Amazon.com *	1,029	108,508
Aptiv *	32	3,291
AutoZone *	2	5,327
Bath & Body Works .	32	1,123
Best Buy	24	1,788
Booking Holdings *	4	10,745
BorgWarner .	32	1,540
Caesars Entertainment *	21	951
CarMax *	16	1,120
Carnival *	132	1,216
Chipotle Mexican Grill, Cl A *	3	6,203
Darden Restaurants .	16	2,431
Domino's Pizza .	5	1,587
DR Horton	38	4,173
eBay	61	2,832
Etsy *	16	1,616
Expedia Group *	16	1,503
Ford Motor .	445	5,287
Garmin	16	1,571
General Motors	164	5,419
Genuine Parts .	16	2,693
Hasbro .	16	948
Hilton Worldwide Holdings .	32	4,609
Home Depot .	117	35,163
Las Vegas Sands *	41	2,618
Lennar, Cl A .	32	3,610
LKQ	32	1,847

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe's	69	$14,340
Marriott International, Cl A	31	5,250
McDonald's .	84	24,843
MGM Resorts International .	34	1,527
Mohawk Industries *	4	424
Newell Brands .	38	462
NIKE, Cl B	143	18,121
Norwegian Cruise Line Holdings *	38	507
O'Reilly Automotive *	7	6,421
Pool .	4	1,405
PulteGroup .	25	1,679
Ralph Lauren, Cl A .	3	344
Ross Stores	39	4,162
Royal Caribbean Cruises *	27	1,767
Starbucks	134	15,315
Tapestry .	32	1,306
Tesla *	310	50,936
TJX	135	10,641
Tractor Supply .	12	2,861
Ulta Beauty *	6	3,309
VF .	32	752
Whirlpool	5	698
Wynn Resorts *	11	1,257
Yum! Brands	32	4,499
		393,424
Consumer Staples — 7.4%
Altria Group .	208	9,882
Archer-Daniels-Midland	64	4,997
Brown-Forman, Cl B	16	1,041
Bunge .	17	1,591
Campbell Soup .	25	1,357
Church & Dwight	31	3,011
Clorox	16	2,650
Coca-Cola .	448	28,739
Colgate-Palmolive	96	7,661
Conagra Brands .	59	2,240
Constellation Brands, Cl A	18	4,130
Costco Wholesale	51	25,664
Dollar General .	26	5,758

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar Tree *	24	$3,689
Estee Lauder, Cl A .	27	6,661
General Mills	68	6,027
Hershey	16	4,369
Hormel Foods	32	1,294
J M Smucker .	13	2,007
Kellogg .	32	2,233
Keurig Dr Pepper	94	3,074
Kimberly-Clark	39	5,651
Kraft Heinz	91	3,574
Kroger	80	3,890
Lamb Weston Holdings .	16	1,789
McCormick .	27	2,372
Molson Coors Beverage, Cl B	25	1,487
Mondelez International, Cl A .	161	12,352
Monster Beverage *	88	4,928
PepsiCo	159	30,352
Philip Morris International	178	17,795
Procter & Gamble .	272	42,535
Sysco .	59	4,528
Target	53	8,361
Tyson Foods, Cl A	32	2,000
Walgreens Boots Alliance	80	2,820
Walmart	161	24,306
		296,815
Energy — 4.7%
APA .	34	1,253
Baker Hughes, Cl A	119	3,480
Chevron .	205	34,559
ConocoPhillips .	141	14,508
Coterra Energy	92	2,355
Devon Energy	77	4,114
Diamondback Energy	22	3,128
EOG Resources	69	8,243
EQT .	48	1,672
Exxon Mobil	475	56,212
Halliburton .	109	3,570
Hess	32	4,642
Kinder Morgan .	239	4,099

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Oil .	82	$1,981
Marathon Petroleum	52	6,344
Occidental Petroleum .	86	5,292
ONEOK .	48	3,140
Phillips 66 .	54	5,346
Pioneer Natural Resources	28	6,091
Schlumberger	164	8,093
Targa Resources	27	2,039
Valero Energy .	45	5,160
Williams	138	4,176
		189,497
Financials — 13.1%
Aflac	64	4,470
Allstate	32	3,704
American Express .	70	11,294
American International Group	85	4,508
Ameriprise Financial	12	3,661
Aon, Cl A .	24	7,804
Arch Capital Group *	45	3,378
Arthur J Gallagher	23	4,785
Assurant .	6	739
Bank of America	803	23,512
Bank of New York Mellon	82	3,492
Berkshire Hathaway, Cl B *	208	68,338
BlackRock, Cl A .	17	11,410
Brown & Brown .	28	1,803
Capital One Financial	43	4,184
Cboe Global Markets .	10	1,397
Charles Schwab .	178	9,299
Chubb .	49	9,876
Cincinnati Financial .	20	2,129
Citigroup	227	10,685
Citizens Financial Group .	60	1,856
CME Group, Cl A .	41	7,617
Comerica	16	694
Discover Financial Services	32	3,311
Everest Re Group	4	1,512
FactSet Research Systems .	4	1,647
Fidelity National Information Services .	68	3,993

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp	80	$2,096
First Republic Bank .	23	81
Fiserv *	73	8,915
FleetCor Technologies *	9	1,925
Franklin Resources	32	860
Global Payments	32	3,607
Globe Life .	8	868
Goldman Sachs Group	40	13,738
Hartford Financial Services Group .	37	2,627
Huntington Bancshares	160	1,792
Intercontinental Exchange .	65	7,081
Invesco	32	548
Jack Henry & Associates .	10	1,633
JPMorgan Chase .	338	46,725
KeyCorp	98	1,104
Lincoln National .	16	348
Loews .	27	1,554
M&T Bank .	19	2,390
MarketAxess Holdings .	3	955
Marsh & McLennan .	58	10,451
Mastercard, Cl A .	97	36,863
MetLife .	80	4,906
Moody's .	18	5,636
Morgan Stanley	150	13,496
MSCI, Cl A	9	4,342
Nasdaq .	36	1,993
Northern Trust .	27	2,110
PayPal Holdings *	130	9,880
PNC Financial Services Group	47	6,122
Principal Financial Group	25	1,867
Progressive	68	9,275
Prudential Financial .	43	3,741
Raymond James Financial .	21	1,901
Regions Financial .	98	1,790
S&P Global .	39	14,141
State Street .	39	2,818
Synchrony Financial	49	1,446
T Rowe Price Group	25	2,808
Travelers .	27	4,891

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Truist Financial	153	$4,985
US Bancorp .	158	5,416
Visa, Cl A .	187	43,521
W R Berkley	24	1,414
Wells Fargo .	438	17,411
Willis Towers Watson	13	3,011
Zions Bancorp .	16	446
		526,626
Health Care — 14.5%
Abbott Laboratories .	201	22,204
AbbVie	204	30,829
Agilent Technologies	34	4,605
Align Technology *	8	2,602
AmerisourceBergen	19	3,170
Amgen .	62	14,864
Baxter International	55	2,622
Becton Dickinson	33	8,722
Biogen *	16	4,868
Bio-Rad Laboratories, Cl A *	2	902
Bio-Techne	20	1,598
Boston Scientific *	166	8,652
Bristol-Myers Squibb .	244	16,292
Cardinal Health	32	2,627
Catalent *	23	1,153
Centene *	66	4,549
Charles River Laboratories International *	7	1,331
Cigna Group	34	8,612
Cooper .	5	1,907
CVS Health .	147	10,777
Danaher	75	17,768
DaVita *	5	452
DENTSPLY SIRONA .	29	1,216
Dexcom *	44	5,339
Edwards Lifesciences *	72	6,335
Elevance Health	28	13,122
Eli Lilly	91	36,023
GE HealthCare Technologies .	42	3,416
Gilead Sciences	146	12,003
HCA Healthcare	25	7,183

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *	16	$1,293
Hologic *	27	2,322
Humana	14	7,427
IDEXX Laboratories *	10	4,922
Illumina *	18	3,700
Incyte *	25	1,860
Insulet *	8	2,544
Intuitive Surgical *	41	12,350
IQVIA Holdings *	21	3,953
Johnson & Johnson .	301	49,274
Laboratory Corp of America Holdings	10	2,267
McKesson .	16	5,828
Medtronic	156	14,188
Merck .	292	33,717
Mettler-Toledo International *	3	4,475
Moderna *	38	5,050
Molina Healthcare *	6	1,787
Organon .	32	788
PerkinElmer	14	1,827
Pfizer	646	25,123
Quest Diagnostics .	13	1,805
Regeneron Pharmaceuticals *	12	9,621
ResMed	16	3,855
STERIS	13	2,451
Stryker .	39	11,686
Teleflex	4	1,090
Thermo Fisher Scientific	45	24,971
UnitedHealth Group	108	53,146
Universal Health Services, Cl B .	7	1,052
Vertex Pharmaceuticals *	30	10,222
Viatris, Cl W	128	1,194
Waters *	7	2,103
West Pharmaceutical Services	9	3,251
Zimmer Biomet Holdings .	27	3,738
Zoetis, Cl A .	54	9,492
		580,115
Industrials — 8.5%
3M	65	6,904
A O Smith .	16	1,093

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Alaska Air Group *	16	$695
Allegion .	12	1,326
American Airlines Group *	66	900
AMETEK	28	3,862
Automatic Data Processing	48	10,560
Boeing *	65	13,441
Broadridge Financial Solutions .	12	1,745
Carrier Global	97	4,057
Caterpillar .	61	13,347
Ceridian HCM Holding *	15	952
CH Robinson Worldwide	16	1,614
Cintas	10	4,558
Copart *	48	3,794
CoStar Group *	45	3,463
CSX	250	7,660
Cummins	16	3,761
Deere .	31	11,719
Delta Air Lines *	78	2,676
Dover	16	2,339
Eaton	46	7,687
Emerson Electric	68	5,662
Equifax .	13	2,709
Expeditors International of Washington .	16	1,821
Fastenal	64	3,446
FedEx .	26	5,922
Fortive .	41	2,587
Generac Holdings *	7	716
General Dynamics	26	5,677
General Electric .	127	12,569
Honeywell International .	79	15,787
Howmet Aerospace .	48	2,126
Huntington Ingalls Industries	4	807
IDEX .	9	1,857
Illinois Tool Works	32	7,742
Ingersoll Rand .	48	2,737
Jacobs Solutions .	16	1,847
JB Hunt Transport Services	11	1,928
Johnson Controls International	80	4,787
L3Harris Technologies .	22	4,293

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Leidos Holdings	16	$1,492
Lockheed Martin	26	12,076
Masco .	24	1,284
Nordson .	5	1,082
Norfolk Southern .	27	5,482
Northrop Grumman	17	7,842
Old Dominion Freight Line	10	3,204
Otis Worldwide	48	4,094
PACCAR	57	4,257
Parker-Hannifin	16	5,198
Paychex	36	3,955
Paycom Software *	6	1,742
Pentair	16	929
Quanta Services .	16	2,714
Raytheon Technologies	168	16,783
Republic Services, Cl A	23	3,326
Robert Half International	16	1,168
Rockwell Automation	14	3,968
Rollins .	22	929
Snap-On .	5	1,297
Southwest Airlines .	64	1,939
Stanley Black & Decker .	16	1,381
Textron	23	1,540
Trane Technologies .	26	4,831
TransDigm Group .	6	4,590
Union Pacific	70	13,699
United Airlines Holdings *	32	1,402
United Parcel Service, Cl B .	86	15,464
United Rentals .	9	3,250
Verisk Analytics, Cl A .	20	3,882
Waste Management .	43	7,140
Westinghouse Air Brake Technologies	20	1,953
WW Grainger .	5	3,478
Xylem .	22	2,284
		342,828
Information Technology — 25.7%
Accenture, Cl A	72	20,181
Adobe *	53	20,011
Advanced Micro Devices *	185	16,534

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Akamai Technologies *	16	$1,312
Amphenol, Cl A .	68	5,132
Analog Devices	58	10,433
ANSYS *	10	3,139
Apple .	1,720	291,850
Applied Materials .	97	10,964
Arista Networks *	29	4,645
Autodesk *	26	5,065
Broadcom	48	30,072
Cadence Design Systems *	32	6,702
CDW	16	2,713
Cisco Systems	473	22,349
Cognizant Technology Solutions, Cl A	61	3,642
Corning .	80	2,658
DXC Technology *	32	763
Enphase Energy *	16	2,627
EPAM Systems *	7	1,977
F5 *	7	941
Fair Isaac *	3	2,184
First Solar *	11	2,008
Fortinet *	80	5,044
Gartner *	10	3,025
Gen Digital	64	1,131
Hewlett Packard Enterprise	144	2,062
HP	103	3,060
Intel .	481	14,940
International Business Machines .	106	13,400
Intuit .	33	14,650
Juniper Networks .	32	965
Keysight Technologies *	22	3,182
KLA	16	6,185
Lam Research	16	8,385
Microchip Technology	64	4,671
Micron Technology .	125	8,045
Microsoft	859	263,936
Monolithic Power Systems .	5	2,310
Motorola Solutions	19	5,537
NetApp .	27	1,698
NVIDIA .	284	78,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	49	$3,526
Oracle .	179	16,955
PTC *	14	1,761
Qorvo *	11	1,013
QUALCOMM .	128	14,950
Roper Technologies	12	5,457
Salesforce *	117	23,209
Seagate Technology Holdings .	22	1,293
ServiceNow *	23	10,567
Skyworks Solutions	16	1,694
SolarEdge Technologies *	7	1,999
Synopsys *	17	6,312
TE Connectivity	36	4,405
Teledyne Technologies *	5	2,072
Teradyne .	16	1,462
Texas Instruments .	104	17,389
Trimble *	32	1,507
Tyler Technologies *	4	1,516
VeriSign *	11	2,440
Western Digital *	32	1,102
Zebra Technologies, Cl A *	5	1,440
		1,031,004
Materials — 2.6%
Air Products & Chemicals .	26	7,653
Albemarle	14	2,596
Amcor	162	1,777
Avery Dennison .	11	1,919
Ball	32	1,702
Celanese, Cl A .	11	1,169
CF Industries Holdings	24	1,718
Corteva .	80	4,890
Dow	80	4,352
DuPont de Nemours .	52	3,625
Eastman Chemical .	16	1,348
Ecolab	29	4,867
FMC .	16	1,977
Freeport-McMoRan .	165	6,255
International Flavors & Fragrances	32	3,103
International Paper .	48	1,589

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde	57	$21,059
LyondellBasell Industries, Cl A	32	3,027
Martin Marietta Materials	8	2,906
Mosaic .	36	1,543
Newmont	90	4,266
Nucor	29	4,297
Packaging Corp of America .	10	1,353
PPG Industries	27	3,787
Sealed Air	16	768
Sherwin-Williams .	27	6,414
Steel Dynamics	20	2,079
Vulcan Materials	16	2,802
Westrock .	32	958
		105,799
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	16	1,987
American Tower ‡	54	11,037
AvalonBay Communities ‡	16	2,886
Boston Properties ‡	16	854
Camden Property Trust ‡	11	1,210
CBRE Group, Cl A *	35	2,683
Crown Castle ‡	50	6,154
Digital Realty Trust ‡	32	3,173
Equinix ‡	11	7,965
Equity Residential ‡	44	2,783
Essex Property Trust ‡	7	1,538
Extra Space Storage ‡	16	2,433
Federal Realty Investment Trust ‡	10	989
Healthpeak Properties ‡	64	1,406
Host Hotels & Resorts ‡	80	1,293
Invitation Homes ‡	65	2,169
Iron Mountain ‡	32	1,768
Kimco Realty ‡	64	1,228
Mid-America Apartment Communities ‡	12	1,846
ProLogis ‡	108	13,527
Public Storage ‡	19	5,602
Realty Income ‡	75	4,713
Regency Centers ‡	16	983
SBA Communications, Cl A ‡	12	3,131

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	37	$4,193
UDR ‡	32	1,322
Ventas ‡	52	2,499
VICI Properties, Cl A ‡	123	4,175
Welltower ‡	57	4,515
Weyerhaeuser ‡	80	2,393
		102,455
Utilities — 2.9%
AES .	70	1,656
Alliant Energy .	32	1,765
Ameren .	32	2,847
American Electric Power	60	5,545
American Water Works	23	3,410
Atmos Energy	16	1,826
CenterPoint Energy .	78	2,377
CMS Energy	32	1,992
Consolidated Edison	39	3,840
Constellation Energy .	35	2,709
Dominion Energy	101	5,771
DTE Energy .	25	2,810
Duke Energy	89	8,800
Edison International .	43	3,165
Entergy	26	2,797
Evergy	25	1,553
Eversource Energy .	37	2,872
Exelon	110	4,668
FirstEnergy	64	2,547
NextEra Energy .	232	17,778
NiSource .	48	1,366
NRG Energy	32	1,094
PG&E *	200	3,422
Pinnacle West Capital	16	1,255
PPL	80	2,298
Public Service Enterprise Group .	56	3,539
Sempra Energy .	36	5,598
Southern	125	9,194
WEC Energy Group .	36	3,462

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	64	$4,474
		116,430
TOTAL UNITED STATES		4,018,689
TOTAL COMMON STOCK
(Cost $4,175,125)		4,023,601
PURCHASED OPTIONS — 0.3%
(Cost $90,986) .		12,414
TOTAL INVESTMENTS — 100.5%
(Cost $4,266,111)		$4,036,015
WRITTEN OPTIONS— (0.6)%
(Premiums Received $(22,408))		$(23,880)

Percentages are based on Net Assets of $4,016,038.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index	6	$250,170	$416.95	06/16/23	$804
S&P 500 Index	9	3,752,532	4,169.48	06/16/23	11,610
Total Purchased
Options		$4,002,702			$12,414
WRITTEN OPTIONS — (0.6)%
Call Options
Mini-SPX Index	(6)	$(250,170)	416.95	06/16/23	$(1,875)
S&P 500 Index	(9)	(3,752,532)	4,169.48	06/16/23	(22,005)
Total Written
Options		$(4,002,702)			$(23,880)

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was $4,023,601.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,023,601	$—	$—	$4,023,601
Purchased Options	12,414	—	—	12,414
Total Investments in Securities	$4,036,015	$—	$—	$4,036,015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(23,880)	$—	$—	$(23,880)
Total Other Financial Instruments	$(23,880)	$—	$—	$(23,880)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 10.9%
Materials — 10.9%
Allkem *	22,978	$186,016
IGO	26,490	240,707
Lynas Rare Earths *	36,855	156,607
Syrah Resources *	24,637	18,805
TOTAL AUSTRALIA		602,135
CANADA — 2.1%
Materials — 2.1%
HudBay Minerals	9,364	46,879
Lithium Americas *	3,540	70,680
TOTAL CANADA		117,559
CHILE — 7.5%
Materials — 7.5%
Antofagasta .	11,650	213,859
Lundin Mining	26,099	199,163
TOTAL CHILE		413,022
CHINA — 29.8%
Industrials — 5.4%
Eve Energy, Cl A	22,200	210,192
Fangda Carbon New Material, Cl A *	97,000	90,369
		300,561
Materials — 24.4%
China Nonferrous Mining	45,100	22,981

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Northern Rare Earth Group High-Tech,
Cl A	56,900	$206,782
China Rare Earth Resources And Technology,
Cl A *	22,800	111,345
Ganfeng Lithium Group, Cl H .	15,942	104,487
MMG *	110,100	40,113
Nanjing Hanrui Cobalt, Cl A	8,500	40,712
Shenghe Resources Holding, Cl A	43,200	85,923
Sinofibers Technology, Cl A	12,300	93,131
South Manganese Investment *(A)	142,300	6,730
Tongling Nonferrous Metals Group, Cl A .	251,700	119,611
Weihai Guangwei Composites, Cl A	11,600	87,345
Western Mining, Cl A	60,400	114,636
Xiangtan Electrochemical Scientific, Cl A	14,500	23,792
Yunnan Chihong Zinc&Germanium, Cl A	113,300	89,190
Zhejiang Huayou Cobalt, Cl A .	26,530	199,265
		1,346,043
TOTAL CHINA		1,646,604
FINLAND — 0.2%
Materials — 0.2%
Jervois Global *	202,062	11,751
FRANCE — 0.5%
Materials — 0.5%
Eramet .	320	31,124
GERMANY — 0.3%
Industrials — 0.3%
SGL Carbon *	2,200	20,256
INDONESIA — 1.5%
Materials — 1.5%
Nickel Industries	68,253	42,850
Vale Indonesia *	81,142	38,580
TOTAL INDONESIA		81,430

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 5.8%
Industrials — 0.3%
Nippon Carbon .	548	$16,742
Materials — 5.5%
Nippon Denko .	6,294	15,947
Sumitomo Metal Mining	6,001	220,754
Tokai Carbon .	7,286	65,709
		302,410
TOTAL JAPAN		319,152
MEXICO — 4.3%
Materials — 4.3%
Southern Copper .	3,086	237,097
NETHERLANDS — 0.8%
Materials — 0.8%
AMG Advanced Metallurgical Group	1,200	44,751
SOUTH AFRICA — 14.8%
Materials — 14.8%
African Rainbow Minerals	8,919	112,050
Anglo American	6,874	211,246
Anglo American Platinum .	2,259	133,836
Impala Platinum Holdings .	23,088	224,443
Northam Platinum Holdings *	11,878	116,313
Royal Bafokeng Platinum	2,531	19,871
TOTAL SOUTH AFRICA		817,759
SWEDEN — 3.7%
Materials — 3.7%
Boliden .	5,710	203,856
UNITED STATES — 13.1%
Industrials — 0.7%
GrafTech International	7,617	35,876
Materials — 12.4%
Albemarle	1,013	187,871

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Freeport-McMoRan .	5,786	$219,347
Livent *	7,069	154,458
MP Materials *	5,764	124,906
		686,582
TOTAL UNITED STATES		722,458
ZAMBIA — 4.7%
Materials — 4.7%
First Quantum Minerals	10,667	258,908
TOTAL COMMON STOCK
(Cost $6,606,753)		5,527,862
TOTAL INVESTMENTS — 100.0%
(Cost $6,606,753)		$5,527,862

Percentages are based on Net Assets of $5,527,824.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,521,132	$—	$6,730	$5,527,862
Total Investments in Securities	$5,521,132	$—	$6,730	$5,527,862

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.3%(A)
UNITED STATES — 101.3%
Communication Services — 2.8%
Verizon Communications	14,340	$556,822
Walt Disney *	14,340	1,469,850
		2,026,672
Consumer Discretionary — 14.1%
Home Depot .	14,340	4,309,743
McDonald's .	14,340	4,241,055
NIKE, Cl B	14,340	1,817,165
		10,367,963
Consumer Staples — 8.0%
Coca-Cola .	14,340	919,911
Procter & Gamble .	14,340	2,242,489
Walgreens Boots Alliance	14,340	505,485
Walmart	14,340	2,164,910
		5,832,795
Energy — 3.3%
Chevron .	14,340	2,417,437

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 20.7%
American Express .	14,340	$2,313,615
Goldman Sachs Group	14,340	4,924,930
JPMorgan Chase .	14,340	1,982,362
Travelers .	14,340	2,597,548
Visa, Cl A .	14,340	3,337,348
		15,155,803
Health Care — 19.8%
Amgen .	14,340	3,437,871
Johnson & Johnson .	14,340	2,347,458
Merck .	14,340	1,655,840
UnitedHealth Group	14,340	7,056,571
		14,497,740
Industrials — 14.3%
3M	14,340	1,523,195
Boeing *	14,340	2,965,225
Caterpillar .	14,340	3,137,592
Honeywell International .	14,340	2,865,706
		10,491,718
Information Technology — 17.2%
Apple .	14,340	2,433,211
Cisco Systems	14,340	677,565
Intel .	14,340	445,401
International Business Machines .	14,340	1,812,719
Microsoft	14,340	4,406,108
Salesforce *	14,340	2,844,626
		12,619,630
Materials — 1.1%
Dow	14,340	780,096
TOTAL UNITED STATES		74,189,854
TOTAL COMMON STOCK
(Cost $69,215,670)		74,189,854
TOTAL INVESTMENTS — 101.3%
(Cost $69,215,670)		$74,189,854

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Dow 30® Covered Call ETF

Value
WRITTEN OPTIONS— (1.4)%
(Premiums Received $(795,180))	$(1,005,938)
Percentages are based on Net Assets of $73,272,062.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.4)%
Call Options
Dow Jones Industrial
Average	(2,175)	$(74,163,150)	$340.98	05/19/23	$(1,005,938)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was
$74,189,854.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,189,854	$—	$—	$74,189,854
Total Investments in Securities	$74,189,854	$—	$—	$74,189,854

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,005,938)	$—	$—	$(1,005,938)
Total Other Financial Instruments	$(1,005,938)	$—	$—	$(1,005,938)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 100.6%(A)
Vanguard Russell 2000 ETF
(Cost $2,730,674)	37,965	$2,687,163
TOTAL INVESTMENTS — 100.6%
(Cost $2,730,674)		$2,687,163
WRITTEN OPTIONS— (0.7)%
(Premiums Received $(33,717))		$(19,743)

Percentages are based on Net Assets of $2,671,608.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (0.7)%
Call Options
Cboe Mini-Russell
2000 Index	(6)	$(106,139)	$176.90	05/19/23	$(1,578)
Russell 2000 Index	(7)	(1,238,291)	1,768.99	05/19/23	(18,165)
Total Written
Options		$(1,344,430)			$(19,743)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was $2,687,163.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,687,163	$—	$—	$2,687,163
Total Investments in Securities	$2,687,163	$—	$—	$2,687,163

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(19,743)	$—	$—	$(19,743)
Total Other Financial Instruments	$(19,743)	$—	$—	$(19,743)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Financials Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 55.5%(A)
Financial Select Sector SPDR Fund
(Cost $1,370,961)	38,794	$1,286,797
COMMON STOCK — 45.6%(A)
UNITED STATES — 45.6%
Financials — 45.6%
Aflac	129	9,011
Allstate	60	6,946
American Express .	138	22,265
American International Group	171	9,070
Ameriprise Financial	24	7,323
Aon, Cl A .	48	15,609
Arch Capital Group *	85	6,381
Arthur J Gallagher	49	10,195
Assurant .	12	1,478
Bank of America	1,627	47,639
Bank of New York Mellon	169	7,198
Berkshire Hathaway, Cl B *	418	137,334
BlackRock, Cl A .	35	23,492
Brown & Brown .	53	3,413
Capital One Financial	88	8,562
Cboe Global Markets .	24	3,353
Charles Schwab .	354	18,493
Chubb .	96	19,350
Cincinnati Financial .	36	3,832
Citigroup	450	21,181
Citizens Financial Group .	111	3,434
CME Group, Cl A .	83	15,419
Comerica	29	1,258

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	61	$6,312
Everest Re Group	10	3,780
FactSet Research Systems .	9	3,705
Fidelity National Information Services .	136	7,986
Fifth Third Bancorp	155	4,061
First Republic Bank .	50	176
Fiserv *	147	17,952
FleetCor Technologies *	17	3,637
Franklin Resources	64	1,720
Global Payments	60	6,763
Globe Life .	20	2,170
Goldman Sachs Group	79	27,132
Hartford Financial Services Group .	72	5,111
Huntington Bancshares	325	3,640
Intercontinental Exchange .	129	14,052
Invesco	102	1,747
Jack Henry & Associates .	16	2,613
JPMorgan Chase .	681	94,141
KeyCorp	207	2,331
Lincoln National .	40	869
Loews .	43	2,476
M&T Bank .	39	4,906
MarketAxess Holdings .	9	2,865
Marsh & McLennan .	115	20,722
Mastercard, Cl A .	196	74,486
MetLife .	152	9,322
Moody's .	36	11,272
Morgan Stanley	304	27,351
MSCI, Cl A	18	8,684
Nasdaq .	77	4,263
Northern Trust .	47	3,674
PayPal Holdings *	263	19,988
PNC Financial Services Group	93	12,113
Principal Financial Group	51	3,809
Progressive	136	18,550
Prudential Financial .	84	7,308
Raymond James Financial .	44	3,983
Regions Financial .	211	3,853
S&P Global .	77	27,919

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
State Street .	80	$5,781
Synchrony Financial	98	2,892
T Rowe Price Group	51	5,729
Travelers .	53	9,600
Truist Financial	306	9,969
US Bancorp .	322	11,038
Visa, Cl A .	377	87,739
W R Berkley	46	2,710
Wells Fargo .	887	35,258
Willis Towers Watson	24	5,558
Zions Bancorp .	40	1,114
TOTAL UNITED STATES		1,057,066
TOTAL COMMON STOCK
(Cost $1,094,056)		1,057,066
TOTAL INVESTMENTS — 101.1%
(Cost $2,465,017)		$2,343,863
WRITTEN OPTIONS— (1.1)%
(Premiums Received $(34,132))		$(25,944)

Percentages are based on Net Assets of $2,319,298.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of		Notional	Exercise	Expiration
Description	Contracts		Amount	Price	Date	Value
WRITTEN OPTIONS — (1.1)%
Call Options
The Financial Select
Sector SPDR®
Fund	(355	)$	(1,177,535)	$33.17	05/19/23	$(25,944)
* Non-income producing security.

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was $2,343,863.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Financials Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,286,797	$—	$—	$1,286,797
Common Stock	1,057,066	—	—	1,057,066
Total Investments in Securities	$2,343,863	$—	$—	$2,343,863

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(25,944)	$—	$—	$(25,944)
Total Other Financial Instruments	$(25,944)	$—	$—	$(25,944)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Health Care Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 54.5%(A)
Health Care Select Sector SPDR Fund
(Cost $1,497,346)	11,127	$1,485,788
COMMON STOCK — 46.0%(A)
UNITED STATES — 46.0%
Health Care — 46.0%
Abbott Laboratories .	439	48,496
AbbVie	439	66,342
Agilent Technologies	74	10,022
Align Technology *	19	6,181
AmerisourceBergen	40	6,674
Amgen .	134	32,125
Baxter International	122	5,817
Becton Dickinson	70	18,502
Biogen *	36	10,952
Bio-Rad Laboratories, Cl A *	5	2,254
Bio-Techne	40	3,195
Boston Scientific *	353	18,398
Bristol-Myers Squibb .	536	35,789
Cardinal Health	66	5,419
Catalent *	44	2,205
Centene *	143	9,857
Charles River Laboratories International *	11	2,091
Cigna Group	75	18,997
Cooper .	11	4,196
CVS Health .	325	23,826
Danaher	165	39,090
DaVita *	11	994
DENTSPLY SIRONA .	55	2,306

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dexcom *	99	$12,013
Edwards Lifesciences *	154	13,549
Elevance Health	59	27,650
Eli Lilly	198	78,380
GE HealthCare Technologies *	91	7,402
Gilead Sciences	315	25,896
HCA Healthcare	53	15,228
Henry Schein *	33	2,667
Hologic *	61	5,247
Humana	32	16,976
IDEXX Laboratories *	21	10,335
Illumina *	40	8,222
Incyte *	44	3,274
Insulet *	18	5,725
Intuitive Surgical *	88	26,507
IQVIA Holdings *	47	8,847
Johnson & Johnson .	654	107,060
Laboratory Corp of America Holdings	22	4,988
McKesson .	35	12,748
Medtronic	330	30,013
Merck .	630	72,746
Mettler-Toledo International *	6	8,949
Moderna *	84	11,163
Molina Healthcare *	14	4,170
Organon .	66	1,626
PerkinElmer	33	4,306
Pfizer	1,395	54,252
Quest Diagnostics .	29	4,025
Regeneron Pharmaceuticals *	27	21,648
ResMed	36	8,675
STERIS	25	4,714
Stryker .	84	25,171
Teleflex	11	2,998
Thermo Fisher Scientific	98	54,380
UnitedHealth Group	233	114,657
Universal Health Services, Cl B .	16	2,406
Vertex Pharmaceuticals *	64	21,807
Viatris, Cl W	298	2,780
Waters *	14	4,205

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
West Pharmaceutical Services	19	$6,864
Zimmer Biomet Holdings .	52	7,199
Zoetis, Cl A .	116	20,390
TOTAL UNITED STATES		1,255,586
TOTAL COMMON STOCK
(Cost $1,275,372)		1,255,586
TOTAL INVESTMENTS — 100.5%
(Cost $2,772,718)		$2,741,374
WRITTEN OPTIONS— (0.5)%
(Premiums Received $(18,561))		$(14,664)

Percentages are based on Net Assets of $2,727,761.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
The Health Care
Select Sector
SPDR® Fund	(102)	$(1,362,006)	$133.53	05/19/23	$(14,664)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was $2,741,374.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Health Care Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,485,788	$—	$—	$1,485,788
Common Stock	1,255,586	—	—	1,255,586
Total Investments in Securities	$2,741,374	$—	$—	$2,741,374

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(14,664)	$—	$—	$(14,664)
Total Other Financial Instruments	$(14,664)	$—	$—	$(14,664)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 55.0%(A)
Technology Select Sector SPDR Fund
(Cost $1,335,705)	10,212	$1,540,276
COMMON STOCK — 46.3%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors .	46	7,532
UNITED STATES — 46.1%
Information Technology — 46.1%
Accenture, Cl A	111	31,112
Adobe *	80	30,205
Advanced Micro Devices *	283	25,292
Akamai Technologies *	28	2,295
Amphenol, Cl A .	104	7,849
Analog Devices	89	16,009
ANSYS *	15	4,709
Apple .	1,824	309,496
Applied Materials .	148	16,728
Arista Networks *	43	6,887
Autodesk *	38	7,402
Broadcom	73	45,734
Cadence Design Systems *	48	10,054
CDW	24	4,070
Cisco Systems	722	34,115
Cognizant Technology Solutions, Cl A	89	5,314
Corning .	134	4,451
DXC Technology *	39	930
Enphase Energy *	24	3,941

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
EPAM Systems *	10	$2,824
F5 *	10	1,344
Fair Isaac *	4	2,912
First Solar *	17	3,104
Fortinet *	114	7,188
Gartner *	14	4,234
Gen Digital	99	1,749
Hewlett Packard Enterprise	225	3,222
HP	152	4,516
Intel .	727	22,581
International Business Machines .	159	20,099
Intuit .	49	21,754
Juniper Networks .	57	1,719
Keysight Technologies *	31	4,484
KLA	24	9,277
Lam Research	24	12,578
Microchip Technology	96	7,007
Micron Technology .	192	12,357
Microsoft	1,042	320,165
Monolithic Power Systems .	8	3,696
Motorola Solutions	29	8,451
NetApp .	38	2,390
NVIDIA .	212	58,828
ON Semiconductor *	76	5,469
Oracle .	270	25,574
PTC *	19	2,390
Qorvo *	18	1,657
QUALCOMM .	196	22,893
Roper Technologies	19	8,641
Salesforce *	176	34,913
Seagate Technology Holdings .	30	1,763
ServiceNow *	36	16,539
Skyworks Solutions	28	2,965
SolarEdge Technologies *	10	2,856
Synopsys *	27	10,026
TE Connectivity	56	6,853
Teledyne Technologies *	8	3,315
Teradyne .	27	2,467
Texas Instruments .	159	26,585

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	43	$2,025
Tyler Technologies *	7	2,653
VeriSign *	16	3,549
Western Digital *	56	1,929
Zebra Technologies, Cl A *	9	2,592
TOTAL UNITED STATES		1,290,726
TOTAL COMMON STOCK
(Cost $1,130,742)		1,298,258
TOTAL INVESTMENTS — 101.3%
(Cost $2,466,447)		$2,838,534
WRITTEN OPTIONS— (1.4)%
(Premiums Received $(34,589))		$(38,342)

Percentages are based on Net Assets of $2,801,355.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.4)%
Call Options
The Technology
Select Sector
SPDR® Fund	(94)	$(1,417,802)	$150.83	05/19/23	$(38,342)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was $2,838,534.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,540,276	$—	$—	$1,540,276
Common Stock	1,298,258	—	—	1,298,258
Total Investments in Securities	$2,838,534	$—	$—	$2,838,534

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(38,342)	$—	$—	$(38,342)
Total Other Financial Instruments	$(38,342)	$—	$—	$(38,342)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — 103.2%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	11	$14,052
CHINA — 0.7%
Consumer Discretionary — 0.3%
JD.com ADR .	70	2,501
PDD Holdings ADR *	76	5,179
		7,680
Information Technology — 0.4%
NXP Semiconductors .	57	9,333
TOTAL CHINA		17,013
NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding, Cl G .	30	19,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.4%
Health Care — 0.4%
AstraZeneca ADR .	122	$8,933
UNITED STATES — 100.9%
Communication Services — 13.2%
Activision Blizzard *	220	17,096
Alphabet, Cl A *	750	80,505
Alphabet, Cl C *	748	80,949
Charter Communications, Cl A *	28	10,324
Comcast, Cl A	818	33,841
Electronic Arts	94	11,964
Meta Platforms, Cl A *	142	34,125
Netflix *	123	40,581
Sirius XM Holdings .	1,050	3,990
T-Mobile US *	201	28,924
		342,299
Consumer Discretionary — 9.8%
Airbnb, Cl A *	83	9,933
Amazon.com *	799	84,254
Booking Holdings *	8	21,490
eBay	140	6,500
Lucid Group *	370	2,938
Lululemon Athletica *	33	12,538
Marriott International, Cl A	64	10,838
O'Reilly Automotive *	20	18,346
Rivian Automotive, Cl A *	120	1,538
Ross Stores	96	10,246
Starbucks	201	22,972
Tesla *	318	52,251
		253,844
Consumer Staples — 6.6%
Costco Wholesale	81	40,761
Dollar Tree *	64	9,838
Keurig Dr Pepper	280	9,156
Kraft Heinz	70	2,749
Mondelez International, Cl A .	281	21,558
Monster Beverage *	132	7,392

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	380	$72,538
Walgreens Boots Alliance	240	8,460
		172,452
Financials — 1.6%
Fiserv *	156	19,051
PayPal Holdings *	309	23,484
		42,535
Health Care — 6.5%
Align Technology *	18	5,855
Amgen .	112	26,851
Biogen *	30	9,127
Dexcom *	75	9,100
Gilead Sciences	250	20,553
IDEXX Laboratories *	20	9,843
Illumina *	54	11,100
Intuitive Surgical *	66	19,881
Moderna *	77	10,233
Regeneron Pharmaceuticals *	27	21,648
Seagen *	28	5,600
Vertex Pharmaceuticals *	52	17,718
		167,509
Industrials — 4.0%
Automatic Data Processing	127	27,940
Cintas	26	11,850
Copart *	120	9,486
CoStar Group *	60	4,617
CSX	422	12,930
Fastenal	90	4,846
Old Dominion Freight Line	29	9,291
PACCAR	76	5,676
Paychex	96	10,547
Verisk Analytics, Cl A .	37	7,182
		104,365
Information Technology — 58.9%
Adobe *	144	54,369
Advanced Micro Devices *	368	32,888

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ANSYS *	27	$8,476
Apple .	2,171	368,375
Applied Materials .	270	30,518
Atlassian, Cl A *	40	5,906
Autodesk *	60	11,687
Broadcom	86	53,879
Cadence Design Systems *	88	18,432
Cisco Systems	1,320	62,370
Cognizant Technology Solutions, Cl A	150	8,956
Crowdstrike Holdings, Cl A *	43	5,162
Datadog, Cl A *	60	4,043
Enphase Energy *	29	4,762
Fortinet *	190	11,979
GLOBALFOUNDRIES *	149	8,761
Intel .	1,044	32,427
Intuit .	78	34,628
KLA	38	14,689
Lam Research	42	22,011
Marvell Technology .	222	8,765
Microchip Technology	60	4,379
Micron Technology .	285	18,343
Microsoft	1,283	394,215
NVIDIA .	678	188,138
Palo Alto Networks *	92	16,786
QUALCOMM .	332	38,778
Synopsys *	47	17,452
Texas Instruments .	193	32,270
Workday, Cl A *	65	12,099
Zoom Video Communications, Cl A *	60	3,686
Zscaler *	30	2,703
		1,531,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.3%
Exelon	193	$8,191
TOTAL UNITED STATES		2,623,127
TOTAL COMMON STOCK
(Cost $2,440,583)		2,682,231
TOTAL INVESTMENTS — 103.2%
(Cost $2,440,583)		$2,682,231
WRITTEN OPTIONS— (3.3)%
(Premiums Received $(62,324))		$(85,020)

Percentages are based on Net Assets of $2,599,580.

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (3.3)%
Call Options
Nasdaq-100	(2)	$(2,649,198)	$13,245.99	05/19/23	$(85,020)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was $2,682,231.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Nasdaq 100® ESG Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,682,231	$—	$—	$2,682,231
Total Investments in Securities	$2,682,231	$—	$—	$2,682,231

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(85,020)	$—	$—	$(85,020)
Total Other Financial Instruments	$(85,020)	$—	$—	$(85,020)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — 101.8%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors .	25	$4,094
UNITED STATES — 101.6%
Communication Services — 8.4%
Alphabet, Cl A *	580	62,257
Alphabet, Cl C *	506	54,759
AT&T	690	12,192
Charter Communications, Cl A *	10	3,687
Comcast, Cl A	408	16,879
Electronic Arts	26	3,309
Fox, Cl A	26	865
Fox, Cl B	10	305
Interpublic Group	40	1,429
Match Group *	25	922
Netflix *	43	14,187
News, Cl A .	32	564
News, Cl B .	6	107
Omnicom Group .	20	1,811
Paramount Global, Cl B	45	1,050

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	407	$15,804
Walt Disney *	177	18,143
Warner Bros Discovery *	208	2,831
		211,101
Consumer Discretionary — 11.2%
Amazon.com *	869	91,636
Aptiv *	27	2,777
Best Buy	20	1,490
BorgWarner .	20	963
Caesars Entertainment *	20	906
Darden Restaurants .	13	1,975
eBay	55	2,554
Etsy *	13	1,313
Ford Motor .	374	4,443
General Motors	141	4,659
Hasbro .	10	592
Hilton Worldwide Holdings .	27	3,889
Home Depot .	99	29,753
Las Vegas Sands *	30	1,916
Lowe's	59	12,262
Marriott International, Cl A	27	4,572
McDonald's .	71	20,998
MGM Resorts International .	30	1,348
Mohawk Industries *	6	635
Newell Brands .	40	486
NIKE, Cl B	121	15,333
Norwegian Cruise Line Holdings *	34	454
PulteGroup .	20	1,343
Ralph Lauren, Cl A .	5	574
Royal Caribbean Cruises *	20	1,309
Starbucks	111	12,686
Tapestry .	20	816
Tesla *	262	43,049
TJX	112	8,828
Tractor Supply .	10	2,384
VF .	30	705
Whirlpool	6	838

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum! Brands	28	$3,936
		281,422
Consumer Staples — 7.5%
Archer-Daniels-Midland	55	4,294
Brown-Forman, Cl B	20	1,302
Campbell Soup .	20	1,086
Coca-Cola .	378	24,249
Colgate-Palmolive	80	6,384
Conagra Brands .	50	1,898
Constellation Brands, Cl A	15	3,442
Dollar General .	21	4,651
Dollar Tree *	20	3,074
Estee Lauder, Cl A .	23	5,675
General Mills	56	4,963
Hershey	14	3,823
Hormel Foods	30	1,213
J M Smucker .	10	1,544
Kellogg .	26	1,814
Keurig Dr Pepper	80	2,616
Kraft Heinz	80	3,142
Kroger	66	3,210
McCormick .	25	2,196
Molson Coors Beverage, Cl B	20	1,190
Mondelez International, Cl A .	132	10,127
PepsiCo	134	25,579
Procter & Gamble .	230	35,967
Sysco .	51	3,914
Target	44	6,941
Tyson Foods, Cl A	30	1,875
Walgreens Boots Alliance	70	2,467
Walmart	136	20,532
		189,168
Energy — 4.1%
APA .	30	1,106
Baker Hughes, Cl A	100	2,924
Chevron .	173	29,164
ConocoPhillips .	118	12,141
Devon Energy	66	3,526

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EOG Resources	56	$6,690
EQT .	33	1,150
Halliburton .	90	2,948
Hess	28	4,062
Kinder Morgan .	200	3,430
Marathon Oil .	58	1,401
Marathon Petroleum	46	5,612
ONEOK .	45	2,943
Phillips 66 .	47	4,653
Pioneer Natural Resources	24	5,221
Schlumberger	137	6,761
Valero Energy .	37	4,243
Williams	123	3,722
		101,697
Financials — 13.2%
Aflac	56	3,912
Allstate	26	3,010
American Express .	57	9,196
American International Group	75	3,978
Ameriprise Financial	10	3,051
Arch Capital Group *	35	2,627
Arthur J Gallagher	20	4,161
Assurant .	6	739
Bank of America	678	19,852
Bank of New York Mellon	74	3,152
BlackRock, Cl A .	15	10,068
Capital One Financial	38	3,697
Cboe Global Markets .	10	1,397
Charles Schwab .	147	7,679
Chubb .	40	8,062
Citigroup	187	8,802
CME Group, Cl A .	36	6,688
Discover Financial Services	27	2,794
Everest Re Group	4	1,512
FactSet Research Systems .	4	1,647
Fidelity National Information Services .	56	3,288
Fifth Third Bancorp	70	1,834
Franklin Resources	30	806
Globe Life .	10	1,085

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Goldman Sachs Group	33	$11,334
Hartford Financial Services Group .	30	2,130
Intercontinental Exchange .	56	6,100
Invesco	50	857
JPMorgan Chase .	286	39,537
Lincoln National .	20	435
M&T Bank .	16	2,013
MarketAxess Holdings .	4	1,273
Mastercard, Cl A .	82	31,162
MetLife .	66	4,048
Moody's .	15	4,697
Morgan Stanley	126	11,336
MSCI, Cl A	8	3,860
Nasdaq .	36	1,993
Northern Trust .	20	1,563
PayPal Holdings *	109	8,284
PNC Financial Services Group	40	5,210
Principal Financial Group	24	1,793
Progressive	56	7,638
Prudential Financial .	37	3,219
Raymond James Financial .	20	1,811
Regions Financial .	100	1,826
S&P Global .	32	11,603
State Street .	35	2,529
Synchrony Financial	39	1,151
T Rowe Price Group	21	2,359
Travelers .	23	4,166
Truist Financial	134	4,366
Visa, Cl A .	158	36,771
W R Berkley	20	1,178
Willis Towers Watson	10	2,316
		331,595
Health Care — 14.6%
Abbott Laboratories .	169	18,669
AbbVie	172	25,993
Agilent Technologies	30	4,063
AmerisourceBergen	15	2,503
Amgen .	52	12,467
Baxter International	50	2,384

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Becton Dickinson	27	$7,136
Biogen *	14	4,259
Bio-Rad Laboratories, Cl A *	2	902
Boston Scientific *	138	7,193
Bristol-Myers Squibb .	206	13,755
Cardinal Health	26	2,135
Centene *	55	3,791
Cigna Group	29	7,345
CVS Health .	124	9,090
DaVita *	5	452
Edwards Lifesciences *	62	5,455
Elevance Health	23	10,779
Eli Lilly	77	30,481
Gilead Sciences	121	9,947
Henry Schein *	15	1,212
Hologic *	25	2,150
Humana	12	6,366
IDEXX Laboratories *	8	3,937
Illumina *	16	3,289
Laboratory Corp of America Holdings	9	2,040
Medtronic	129	11,733
Merck .	247	28,521
Mettler-Toledo International *	2	2,983
Moderna *	33	4,385
Organon .	30	739
Pfizer	545	21,195
Quest Diagnostics .	10	1,388
Regeneron Pharmaceuticals *	11	8,820
Teleflex	4	1,090
Thermo Fisher Scientific	38	21,086
UnitedHealth Group	91	44,780
Vertex Pharmaceuticals *	25	8,518
Viatris, Cl W	120	1,120
Waters *	6	1,802
Zimmer Biomet Holdings .	20	2,769
Zoetis, Cl A .	45	7,910
		366,632
Industrials — 6.8%
Alaska Air Group *	10	435

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
American Airlines Group *	70	$955
Automatic Data Processing	40	8,800
Broadridge Financial Solutions .	11	1,599
Carrier Global	84	3,513
Caterpillar .	50	10,940
CH Robinson Worldwide	11	1,110
Cintas	8	3,646
CSX	202	6,189
Cummins	14	3,291
Deere .	26	9,828
Dover	13	1,900
Eaton	38	6,351
Emerson Electric	55	4,579
Expeditors International of Washington .	15	1,708
Fortive .	35	2,208
Generac Holdings *	6	613
General Electric .	105	10,392
IDEX .	8	1,651
Illinois Tool Works	28	6,774
Ingersoll Rand .	40	2,281
JB Hunt Transport Services	8	1,402
Johnson Controls International	70	4,189
Nordson .	6	1,298
Norfolk Southern .	22	4,467
Otis Worldwide	39	3,327
PACCAR	53	3,959
Parker-Hannifin	13	4,223
Paychex	30	3,296
Pentair	16	929
Quanta Services .	13	2,205
Republic Services, Cl A	20	2,892
Robert Half International	10	730
Rockwell Automation	11	3,117
Stanley Black & Decker .	15	1,295
Trane Technologies .	22	4,088
Union Pacific	59	11,546
United Parcel Service, Cl B .	71	12,766
United Rentals .	7	2,528
Verisk Analytics, Cl A .	16	3,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Waste Management .	36	$5,978
Westinghouse Air Brake Technologies	18	1,758
Xylem .	18	1,869
		169,731
Information Technology — 28.9%
Adobe *	44	16,613
Advanced Micro Devices *	156	13,942
Apple .	1,451	246,206
Applied Materials .	81	9,155
Arista Networks *	24	3,844
Autodesk *	22	4,285
Cisco Systems	399	18,853
Corning .	71	2,359
F5 *	5	672
Fortinet *	62	3,909
Gen Digital	60	1,060
Hewlett Packard Enterprise	130	1,862
HP	90	2,674
Intel .	400	12,424
Intuit .	27	11,987
Juniper Networks .	30	904
Keysight Technologies *	18	2,603
KLA	13	5,025
Lam Research	13	6,813
Micron Technology .	105	6,758
Microsoft	726	223,071
Motorola Solutions	16	4,662
NVIDIA .	240	66,598
ON Semiconductor *	41	2,950
QUALCOMM .	108	12,614
Salesforce *	97	19,242
Seagate Technology Holdings .	20	1,175
SolarEdge Technologies *	5	1,428
TE Connectivity	32	3,916
Texas Instruments .	88	14,714
Tyler Technologies *	4	1,516
Zebra Technologies, Cl A *	5	1,440
		725,274

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.6%
Air Products & Chemicals .	22	$6,476
Albemarle	12	2,225
Amcor	150	1,645
Ball	30	1,595
CF Industries Holdings	20	1,432
Corteva .	72	4,401
Dow	70	3,808
Ecolab	24	4,028
FMC .	13	1,607
Freeport-McMoRan .	144	5,459
International Flavors & Fragrances	26	2,521
International Paper .	40	1,324
Linde	48	17,734
LyondellBasell Industries, Cl A	26	2,460
Mosaic .	30	1,285
Newmont	80	3,792
PPG Industries	22	3,086
Westrock .	30	898
		65,776
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	16	1,987
American Tower ‡	45	9,197
AvalonBay Communities ‡	13	2,345
Boston Properties ‡	10	534
CBRE Group, Cl A *	30	2,300
Digital Realty Trust ‡	27	2,677
Equinix ‡	9	6,517
Equity Residential ‡	36	2,277
Essex Property Trust ‡	7	1,538
Extra Space Storage ‡	14	2,129
Federal Realty Investment Trust ‡	7	692
Healthpeak Properties ‡	60	1,318
Host Hotels & Resorts ‡	70	1,132
Iron Mountain ‡	30	1,657
Kimco Realty ‡	60	1,151
ProLogis ‡	89	11,147
Regency Centers ‡	15	921
SBA Communications, Cl A ‡	10	2,609
Simon Property Group ‡	33	3,740

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
UDR ‡	30	$1,240
Ventas ‡	40	1,922
Welltower ‡	45	3,565
Weyerhaeuser ‡	74	2,213
		64,808
Utilities — 1.7%
American Water Works	20	2,965
CenterPoint Energy .	58	1,767
Constellation Energy .	31	2,399
Edison International .	36	2,650
Entergy	20	2,152
Eversource Energy .	35	2,716
Exelon	100	4,244
NextEra Energy .	193	14,790
Public Service Enterprise Group .	50	3,160
Sempra Energy .	30	4,665
		41,508
TOTAL UNITED STATES		2,548,712
TOTAL COMMON STOCK
(Cost $2,428,054)		2,552,806
TOTAL INVESTMENTS — 101.8%
(Cost $2,428,054)		$2,552,806
WRITTEN OPTIONS— (1.9)%
(Premiums Received $(36,121))		$(46,575)

Percentages are based on Net Assets of $2,507,569.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X S&P 500® ESG Covered Call ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (1.9)%
Call Options
S&P 500 ESG Index	(69)	$(2,537,958)	$367.82	05/19/23	$(46,575)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at April 30, 2023 was $2,552,806.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,552,806	$—	$—	$2,552,806
Total Investments in Securities	$2,552,806	$—	$—	$2,552,806

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(46,575)	$—	$—	$(46,575)
Total Other Financial Instruments	$(46,575)	$—	$—	$(46,575)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's
Ser — Series
SPDR — Standard & Poor's Depository Receipt
USD — U.S. Dollar

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF		Global X Social Media ETF		Global X Guru® Index ETF
Assets:
Cost of Investments	$3,140,281,229		$889,256,468		$232,172,816		$46,797,934
Cost of Repurchase Agreement	144,307,224		40,711,805		3,153,500		373,017
Cost of Foreign Currency	59,767		12,710,860		—		—
Investments, at Value	$3,140,183,320	*	$738,386,233	*	$138,344,251	*	$46,273,346	*
Repurchase Agreement, at Value	144,307,224		40,711,805		3,153,500		373,017
Cash	1,495,654		1,928,833		92,058		83,310
Foreign Currency, at Value	59,436		12,060,939		—		—
Receivable for Investment Securities Sold	157,121,545		—		7,831,999		—
Dividend, Interest, and Securities Lending Income Receivable	4,657,810		4,466,315		96,605		31,189
Unrealized Appreciation on Spot Contracts	170,237		—		—		—
Reclaim Receivable	40,535		700,441		5,668		—
Total Assets	3,448,035,761		798,254,566		149,524,081		46,760,862
Liabilities:
Obligation to Return Securities Lending Collateral	157,222,124		44,355,343		3,435,725		406,400
Payable for Investment Securities Purchased	159,400,836		2,348,269		7,528,182		—
Payable due to Investment Adviser	2,004,932		356,102		75,799		28,690
Payable for Capital Shares Redeemed	1,805,532		—		—		—
Unrealized Depreciation on Spot Contracts	—		3,883		394		—
Custodian Fees Payable	—		39,335		78		11
Total Liabilities	320,433,424		47,102,932		11,040,178		435,101
Net Assets	$3,127,602,337		$751,151,634		$138,483,903		$46,325,761
Net Assets Consist of:
Paid-in Capital	$3,602,355,116		$1,716,665,070		$325,292,830		$68,304,700
Total Distributable Loss	(474,752,779)		(965,513,436)		(186,808,927)		(21,978,939)
Net Assets	$3,127,602,337		$751,151,634		$138,483,903		$46,325,761
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	51,974,628		33,189,412		3,980,000		1,320,000
Net Asset Value, Offering and Redemption Price Per Share	$60.18		$22.63		$34.79		$35.10
*Includes Market Value of Securities on Loan	$149,872,772		$42,195,309		$3,407,459		$398,720

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X SuperIncome™ Preferred ETF		Global X SuperDividend® U.S. ETF	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF
Assets:
Cost of Investments	$201,724,641		$662,573,967	$2,622,785,576	$6,670,624,647
Cost of Repurchase Agreement	11,257,896		—	—	—
Investments, at Value	$196,472,699	*	$627,381,170	$2,712,493,754	$7,527,210,139
Repurchase Agreement, at Value	11,257,896		—	—	—
Cash	—		80,710	27,459,495	84,928,698
Dividend, Interest, and Securities Lending Income Receivable	529,372		2,665,219	1,921,249	278,804
Receivable for Capital Shares Sold	461,236		—	—	—
Reclaim Receivable	—		8,115	16,059	—
Total Assets	208,721,203		630,135,214	2,741,890,557	7,612,417,641
Liabilities:
Obligation to Return Securities Lending Collateral	12,265,431		—	—	—
Payable for Investment Securities Purchased	457,908		—	—	—
Payable due to Investment Adviser	77,146		232,240	1,276,396	3,503,638
Options Written at Value (Premiums received $–, $–, $49,593,884 and $177,582,812, respectively)	—		—	58,675,100	241,541,820
Payable for Income Distributions	—		—	24,490,034	72,261,087
Cash Overdraft	5,915		—	—	—
Custodian Fees Payable	3,215		8,400	8,233	224,184
Total Liabilities	12,809,615		240,640	84,449,763	317,530,729
Net Assets	$195,911,588		$629,894,574	$2,657,440,794	$7,294,886,912
Net Assets Consist of:
Paid-in Capital	$302,111,027		$824,829,891	$2,887,924,250	$8,532,286,959
Total Distributable Loss	(106,199,439)		(194,935,317)	(230,483,456)	(1,237,400,047)
Net Assets	$195,911,588		$629,894,574	$2,657,440,794	$7,294,886,912
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	21,180,000		36,350,000	65,580,000	421,520,000
Net Asset Value, Offering and Redemption Price Per Share	$9.25		$17.33	$40.52	$17.31
*Includes Market Value of Securities on Loan	$12,038,178		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X MSCI Super Dividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$48,733,015	$312,011,606	$99,794,521		$552,337,237
Cost of Repurchase Agreement	—	—	136,617		—
Cost of Foreign Currency	54,582	—	9,391		—
Investments, at Value	$43,444,870	$267,770,554	$70,367,405	*	$634,660,994
Repurchase Agreement, at Value	—	—	136,617		—
Cash	41,522	623,810	—		1,082,363
Foreign Currency, at Value	51,293	—	9,380		—
Dividend, Interest, and Securities Lending Income Receivable	203,211	507,161	105,405		432,470
Reclaim Receivable	21,901	30,862	102,940		3,196
Unrealized Appreciation on Forward Foreign Currency Contracts	1	—	—		—
Unrealized Appreciation on Spot Contracts	—	—	37		—
Prepaid Expenses	—	—	7		—
Total Assets	43,762,798	268,932,387	70,721,791		636,179,023
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	1,663,130		—
Payable for Investment Securities Purchased	50,013	—	—		—
Accrued Foreign Capital Gains Tax on Appreciated Securities	44,731	—	—		—
Payable due to Investment Adviser	23,242	129,166	38,015		149,575
Unrealized Depreciation on Forward Foreign Currency Contracts	9	—	44		—
Cash Overdraft	—	104,386	85,237		—
Custodian Fees Payable	2,173	11,188	—		466
Total Liabilities	120,168	244,740	1,786,426		150,041
Net Assets	$43,642,630	$268,687,647	$68,935,365		$636,028,982
Net Assets Consist of:
Paid-in Capital	$76,810,684	$571,512,327	$110,934,522		$553,486,196
Total Distributable Earnings/(Loss)	(33,168,054)	(302,824,680)	(41,999,157)		82,542,786
Net Assets	$43,642,630	$268,687,647	$68,935,365		$636,028,982
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,839,181	12,429,193	5,620,000		12,470,000
Net Asset Value, Offering and Redemption Price Per Share	$23.73	$21.62	$12.27		$51.00
*Includes Market Value of Securities on Loan	$—	$—	$1,275,983		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X MSCI Super Dividend® EAFE ETF	Global X E-commerce ETF		Global X Russell 2000 Covered Call ETF	Global X S&P Catholic Values Developed ex-U.S. ETF
Assets:
Cost of Investments	$12,665,673	$95,228,005		$1,013,891,027	$14,711,525
Cost of Repurchase Agreement	—	1,073,997		—	—
Cost of Affiliated Investments	—	—		446,206,753	—
Cost of Foreign Currency	16,333	—		—	13,592
Investments, at Value	$11,992,914	$44,493,531	*	$986,477,257	$15,268,111
Repurchase Agreement, at Value	—	1,073,997		—	—
Affiliated Investments, at Value	—	—		440,688,313	—
Cash	—	19,090		16,236,259	6,006
Foreign Currency, at Value	16,472	—		—	13,605
Dividend, Interest, and Securities Lending Income Receivable	122,261	33,737		303,036	58,343
Reclaim Receivable	74,997	—		2,004	10,159
Receivable for Investment Securities Sold	—	—		2,765,230	—
Total Assets	12,206,644	45,620,355		1,446,472,099	15,356,224
Liabilities:
Obligation to Return Securities Lending Collateral	—	1,170,115		—	—
Payable due to Investment Adviser	5,426	19,347		650,164	4,288
Unrealized Depreciation on Spot Contracts	129	—		—	54
Payable for Investment Securities Purchased	—	—		1,067,646	—
Payable for Capital Shares Redeemed	—	—		1,437,879	—
Options Written at Value (Premiums received $–, $–, $36,075,000 and $–, respectively)	—	—		20,933,865	—
Payable for Income Distributions	—	—		14,152,320	—
Cash Overdraft	7,620	—		—	—
Custodian Fees Payable	711	86		72,496	112
Total Liabilities	13,886	1,189,548		38,314,370	4,454
Net Assets	$12,192,758	$44,430,807		$1,408,157,729	$15,351,770
Net Assets Consist of:
Paid-in Capital	$14,378,860	$113,780,110		$1,705,106,789	$15,008,488
Total Distributable Earnings/(Loss)	(2,186,102)	(69,349,303)		(296,949,060)	343,282
Net Assets	$12,192,758	$44,430,807		$1,408,157,729	$15,351,770
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	860,000	2,560,002		78,350,000	540,000
Net Asset Value, Offering and Redemption Price Per Share	$14.18	$17.36		$17.97	$28.43
*Includes Market Value of Securities on Loan	$—	$1,101,222		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF	Global X Emerging Markets Internet & E-commerce ETF	Global X NASDAQ 100® Tail Risk ETF
Assets:
Cost of Investments	$79,139,532	$59,764,180	$4,094,543	$1,989,972
Cost of Foreign Currency	—	—	358	—
Investments, at Value	$78,333,858	$58,236,450	$2,541,614	$1,682,732
Cash	499,548	304,989	1,766	1,357
Foreign Currency, at Value	—	—	358	—
Dividend, Interest, and Securities Lending Income Receivable	2,874	41,194	2,190	61
Reclaim Receivable	—	291	—	—
Total Assets	78,836,280	58,582,924	2,545,928	1,684,150
Liabilities:
Options Written at Value (Premiums received $922,985, $532,198, $– and $–, respectively)	1,255,290	629,695	—	—
Payable for Income Distributions	374,220	264,514	—	—
Payable due to Investment Adviser	36,619	27,908	1,392	821
Custodian Fees Payable	1,517	1,351	74	5
Total Liabilities	1,667,646	923,468	1,466	826
Net Assets	$77,168,634	$57,659,456	$2,544,462	$1,683,324
Net Assets Consist of:
Paid-in Capital	$89,714,379	$62,841,322	$5,959,062	$2,288,150
Total Distributable Loss	(12,545,745)	(5,181,866)	(3,414,600)	(604,826)
Net Assets	$77,168,634	$57,659,456	$2,544,462	$1,683,324
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,030,000	2,160,000	119,871	80,000
Net Asset Value, Offering and Redemption Price Per Share	$25.47	$26.69	$21.23	$21.04

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF
Assets:
Cost of Investments	$10,572,164	$3,398,737	$3,329,745	$27,041,190
Investments, at Value	$9,539,290	$2,847,538	$3,131,132	$26,361,135
Cash	101,645	2,927	4,436	281,647
Dividend, Interest, and Securities Lending Income Receivable	342	103	2,197	18,992
Reclaim Receivable	—	—	24	207
Total Assets	9,641,277	2,850,568	3,137,789	26,661,981
Liabilities:
Options Written at Value (Premiums received $230,027, $33,522, $– and $481,285, respectively)	310,360	32,495	—	569,278
Payable for Income Distributions	90,800	—	—	255,276
Payable due to Investment Adviser	4,407	1,373	1,531	12,640
Custodian Fees Payable	932	284	9	1,402
Total Liabilities	406,499	34,152	1,540	838,596
Net Assets	$9,234,778	$2,816,416	$3,136,249	$25,823,385
Net Assets Consist of:
Paid-in Capital	$11,685,387	$3,169,703	$3,526,120	$30,628,758
Total Distributable Loss	(2,450,609)	(353,287)	(389,871)	(4,805,373)
Net Assets	$9,234,778	$2,816,416	$3,136,249	$25,823,385
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	510,000	120,000	130,000	1,270,000
Net Asset Value, Offering and Redemption Price Per Share	$18.11	$23.47	$24.12	$20.33

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X S&P 500® Collar 95-110 ETF	Global X Disruptive Materials ETF	Global X Dow 30® Covered Call ETF	Global X Russell 2000 Covered Call & Growth ETF
Assets:
Cost of Investments	$4,266,111	$6,606,753	$69,215,670	$2,730,674
Investments, at Value	$4,036,015	$5,527,862	$74,189,854	$2,687,163
Cash	3,313	41,194	470,547	18,829
Dividend, Interest, and Securities Lending Income Receivable	2,830	20,644	49,925	—
Reclaim Receivable	30	2,059	—	—
Unrealized Appreciation on Spot Contracts	—	265	—	—
Receivable for Investment Securities Sold	—	3,774	—	—
Total Assets	4,042,188	5,595,798	74,710,326	2,705,992
Liabilities:
Options Written at Value (Premiums received $22,408, $–, $795,180 and $33,717, respectively)	23,880	—	1,005,938	19,743
Payable due to Investment Adviser	1,960	2,689	34,946	1,100
Payable for Investment Securities Purchased	—	65,112	—	—
Payable for Income Distributions	—	—	396,506	13,541
Custodian Fees Payable	310	173	874	—
Total Liabilities	26,150	67,974	1,438,264	34,384
Net Assets	$4,016,038	$5,527,824	$73,272,062	$2,671,608
Net Assets Consist of:
Paid-in Capital	$4,298,873	$6,949,440	$74,999,084	$2,855,211
Total Distributable Loss	(282,835)	(1,421,616)	(1,727,022)	(183,603)
Net Assets	$4,016,038	$5,527,824	$73,272,062	$2,671,608
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	160,000	290,000	3,360,000	110,000
Net Asset Value, Offering and Redemption Price Per Share	$25.10	$19.06	$21.81	$24.29

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF	Global X Nasdaq 100® ESG Covered Call ETF
Assets:
Cost of Investments	$2,465,017	$2,772,718	$2,466,447	$2,440,583
Investments, at Value	$2,343,863	$2,741,374	$2,838,534	$2,682,231
Cash	13,054	10,166	16,005	29,581
Dividend, Interest, and Securities Lending Income Receivable	977	1,317	99	75
Reclaim Receivable	26	—	25	—
Receivable for Investment Securities Sold	—	—	4,037	—
Total Assets	2,357,920	2,752,857	2,858,700	2,711,887
Liabilities:
Options Written at Value (Premiums received $34,132, $18,561, $34,589 and $62,324, respectively)	25,944	14,664	38,342	85,020
Payable for Income Distributions	11,651	9,281	13,842	26,010
Payable due to Investment Adviser	1,027	1,151	1,239	1,277
Payable for Investment Securities Purchased	—	—	3,922	—
Total Liabilities	38,622	25,096	57,345	112,307
Net Assets	$2,319,298	$2,727,761	$2,801,355	$2,599,580
Net Assets Consist of:
Paid-in Capital	$2,488,000	$2,755,072	$2,474,000	$2,446,000
Total Distributable Earnings/(Loss)	(168,702)	(27,311)	327,355	153,580
Net Assets	$2,319,298	$2,727,761	$2,801,355	$2,599,580
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	110,000	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$23.19	$24.80	$28.01	$26.00

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

Global X S&P 500® ESG Covered Call ETF
Assets:
Cost of Investments	$2,428,054
Investments, at Value	$2,552,806
Cash	20,070
Receivable for Investment Securities Sold	211,040
Dividend, Interest, and Securities Lending Income Receivable	2,330
Reclaim Receivable	8
Total Assets	2,786,254
Liabilities:
Payable for Investment Securities Purchased	213,089
Options Written at Value (Premiums received $36,121, respectively)	46,575
Payable for Income Distributions	17,788
Payable due to Investment Adviser	1,233
Total Liabilities	278,685
Net Assets	$2,507,569
Net Assets Consist of:
Paid-in Capital	$2,465,000
Total Distributable Earnings	42,569
Net Assets	$2,507,569
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000
Net Asset Value, Offering and Redemption Price Per Share	$25.08

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Investment Income:
Dividend Income	$18,963,515	$30,551,799	$1,186,745	$233,692
Interest Income	142,950	8,120	4,634	696
Security Lending Income	4,155,903	455,167	22,145	7,990
Less: Foreign Taxes Withheld	(726,736)	(1,437,702)	(16,519)	(348)
Total Investment Income	22,535,632	29,577,384	1,197,005	242,030
Supervision and Administration Fees(1)	13,179,249	2,168,114	432,859	176,683
Custodian Fees(2)	159	66,634	78	65
Total Expenses	13,179,408	2,234,748	432,937	176,748
Waiver of Supervision and Administration Fees	–	(31,112)	–	–
Net Expenses	13,179,408	2,203,636	432,937	176,748
Net Investment Income	9,356,224	27,373,748	764,068	65,282
Net Realized Gain (Loss) on:
Investments(3)	(43,616,882)	(83,631,101)	(13,821,067)	(3,749,914)
Foreign Currency Transactions	(77,472)	(505,100)	16,964	—
Net Realized Gain (Loss)	(43,694,354)	(84,136,201)	(13,804,103)	(3,749,914)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(324,725,307)	83,730,897	52,788,971	5,951,694
Foreign Currency Translations	(64,581)	(241,869)	(961)	—
Net Change in Unrealized Appreciation (Depreciation)	(324,789,888)	83,489,028	52,788,010	5,951,694
Net Realized and Unrealized Gain (Loss)	(368,484,242)	(647,173)	38,983,907	2,201,780
Net Increase (Decrease) in Net Assets Resulting from Operations	$(359,128,018)	$26,726,575	$39,747,975	$2,267,062

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF
Investment Income:
Dividend Income	$7,121,927	$14,216,256	$19,849,399	$32,395,795
Interest Income	6,876	30,076	122,796	430,292
Security Lending Income	51,215	59,229	—	—
Less: Foreign Taxes Withheld	—	—	(2,610)	(65,804)
Total Investment Income	7,180,018	14,305,561	19,969,585	32,760,283
Supervision and Administration Fees(1)	568,223	1,493,848	6,747,605	19,959,808
Custodian Fees(2)	4,973	9,715	45,781	246,572
Total Expenses	573,196	1,503,563	6,793,386	20,206,380
Net Investment Income	6,606,822	12,801,998	13,176,199	12,553,903
Net Realized Gain (Loss) on:
Investments(3)	(29,104,164)	(8,116,386)	(35,689,214)	(362,870,606)
Written Options	—	—	(68,801,394)	(181,670,286)
Net Realized Gain (Loss)	(29,104,164)	(8,116,386)	(104,490,608)	(544,540,892)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	19,818,845	(49,721,740)	221,715,168	1,438,586,068
Written Options	—	—	36,624,481	(31,917,867)
Net Change in Unrealized Appreciation (Depreciation)	19,818,845	(49,721,740)	258,339,649	1,406,668,201
Net Realized and Unrealized Gain (Loss)	(9,285,319)	(57,838,126)	153,849,041	862,127,309
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,678,497)	$(45,036,128)	$167,025,240	$874,681,212

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF
Investment Income:
Dividend Income	$1,216,062	$8,880,441	$389,038	$4,820,476
Interest Income	3,233	5	92,209	9,812
Security Lending Income	—	23,084	23,106	—
Less: Foreign Taxes Withheld	(155,788)	(405,572)	(72,556)	(1,346)
Total Investment Income	1,063,507	8,497,958	431,797	4,828,942
Supervision and Administration Fees(1)	139,440	828,098	270,687	857,708
Custodian Fees(2)	2,912	12,461	121	466
Total Expenses	142,352	840,559	270,808	858,174
Net Investment Income	921,155	7,657,399	160,989	3,970,768
Net Realized Gain (Loss) on:
Investments(3)	(4,378,330)	(26,227,474)	(4,364,593)	5,995,640
Foreign Currency Transactions	(26,907)	(48,261)	(13,009)	—
Net Realized Gain (Loss)	(4,405,237)	(26,275,735)	(4,377,602)	5,995,640
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,427,184	29,357,329	(359,159)	42,119,634
Foreign Capital Gains Tax on Appreciated Securities	(5,403)	—	—	—
Foreign Currency Translations	(6,191)	3,199	11,435	—
Net Change in Unrealized Appreciation (Depreciation)	9,415,590	29,360,528	(347,724)	42,119,634
Net Realized and Unrealized Gain (Loss)	5,010,353	3,084,793	(4,725,326)	48,115,274
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,931,508	$10,742,192	$(4,564,337)	$52,086,042

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF	Global X Russell 2000 Covered Call ETF	Global X S&P Catholic Values Developed ex-U.S. ETF
Investment Income:
Dividend Income	$338,369	$114,721	$7,914,300	$189,100
Dividend Income, from Affiliated Investments	—	—	3,600,187	—
Interest Income	168	185	61,962	351
Security Lending Income	—	3,275	—	—
Less: Foreign Taxes Withheld	(32,754)	(2,054)	(10,635)	(19,302)
Total Investment Income	305,783	116,127	11,565,814	170,149
Supervision and Administration Fees(1)	30,021	120,477	4,145,221	16,276
Custodian Fees(2)	991	86	52,689	166
Total Expenses	31,012	120,563	4,197,910	16,442
Waiver of Supervision and Administration Fees	–	–	(212,005)	–
Net Expenses	31,012	120,563	3,985,905	16,442
Net Investment Income (Loss)	274,771	(4,436)	7,579,909	153,707
Net Realized Gain (Loss) on:
Investments(3)	(70,842)	(5,713,380)	(7,613,182)	(235,472)
Affiliated Investments	—	—	(5,681,359)	—
Written Options	—	—	(69,475,317)	—
Foreign Currency Transactions	3,772	(22)	—	1,473
Net Realized Gain (Loss)	(67,070)	(5,713,402)	(82,769,858)	(233,999)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,770,666	11,930,240	(27,324,352)	1,556,951
Affiliated Investments	—	—	(9,341,467)	—
Written Options	—	—	77,520,761	—
Foreign Currency Translations	6,564	—	—	(36)
Net Change in Unrealized Appreciation (Depreciation)	1,777,230	11,930,240	40,854,942	1,556,915
Net Realized and Unrealized Gain (Loss)	1,710,160	6,216,838	(41,914,916)	1,322,916
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,984,931	$6,212,402	$(34,335,007)	$1,476,623

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF	Global X Emerging Markets Internet & E-commerce ETF	Global X NASDAQ 100® Tail Risk ETF
Investment Income:
Dividend Income	$314,081	$412,361	$16,882	$7,230
Interest Income	505	297	73	8
Less: Foreign Taxes Withheld	(639)	(104)	(211)	(15)
Total Investment Income	313,947	412,554	16,744	7,223
Supervision and Administration Fees(1)	199,190	142,044	8,453	4,677
Custodian Fees(2)	2,230	413	100	5
Total Expenses	201,420	142,457	8,553	4,682
Net Investment Income	112,527	270,097	8,191	2,541
Net Realized Gain (Loss) on:
Investments(3)	(4,020,129)	(469,030)	(263,134)	(142,537)
Purchased Options	—	—	—	(65,201)
Written Options	(908,276)	(715,238)	—	—
Foreign Currency Transactions	—	—	(233)	—
Net Realized Gain (Loss)	(4,928,405)	(1,184,268)	(263,367)	(207,738)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	14,562,642	4,156,528	836,290	354,149
Purchased Options	—	—	—	(6,636)
Written Options	(172,271)	384,739	—	—
Net Change in Unrealized Appreciation (Depreciation)	14,390,371	4,541,267	836,290	347,513
Net Realized and Unrealized Gain (Loss)	9,461,966	3,356,999	572,923	139,775
Net Increase in Net Assets Resulting from Operations	$9,574,493	$3,627,096	$581,114	$142,316

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF
Investment Income:
Dividend Income	$45,694	$14,082	$25,668	$215,293
Interest Income	199	14	14	494
Less: Foreign Taxes Withheld	(95)	(28)	—	—
Total Investment Income	45,798	14,068	25,682	215,787
Supervision and Administration Fees(1)	27,403	8,783	9,081	72,804
Custodian Fees(2)	899	197	8	1,047
Total Expenses	28,302	8,980	9,089	73,851
Net Investment Income	17,496	5,088	16,593	141,936
Net Realized Gain (Loss) on:
Investments(3)	(810,107)	(152,789)	(25,998)	(792,874)
Purchased Options	(741,080)	(216,026)	(97,835)	(1,292,169)
Written Options	(235,167)	54,487	—	(855,225)
Net Realized Gain (Loss)	(1,786,354)	(314,328)	(123,833)	(2,940,268)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,221,819	576,640	249,987	2,733,232
Purchased Options	73,728	(33,483)	(4,594)	161,842
Written Options	(20,242)	(50,228)	—	498,615
Net Change in Unrealized Appreciation (Depreciation)	2,275,305	492,929	245,393	3,393,689
Net Realized and Unrealized Gain (Loss)	488,951	178,601	121,560	453,421
Net Increase in Net Assets Resulting from Operations	$506,447	$183,689	$138,153	$595,357

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X S&P 500® Collar 95-110 ETF	Global X Disruptive Materials ETF	Global X Dow 30® Covered Call ETF	Global X Russell 2000 Covered Call & Growth ETF
Investment Income:
Dividend Income	$33,262	$54,238	$693,807	$23,284
Interest Income	20	21	—	247
Less: Foreign Taxes Withheld	—	(5,078)	—	—
Total Investment Income	33,282	49,181	693,807	23,531
Supervision and Administration Fees(1)	11,703	13,993	190,233	8,020
Custodian Fees(2)	141	183	1,275	—
Total Expenses	11,844	14,176	191,508	8,020
Waiver of Supervision and Administration Fees	–	–	–	(1,359)
Net Expenses	11,844	14,176	191,508	6,661
Net Investment Income	21,438	35,005	502,299	16,870
Net Realized Gain (Loss) on:
Investments(3)	(35,360)	(131,464)	(214,313)	24,542
Purchased Options	74,377	—	(2,784,744)	(117,690)
Written Options	(213,914)	—	—	59,414
Foreign Currency Transactions	—	111	—	—
Net Realized Gain (Loss)	(174,897)	(131,353)	(2,999,057)	(33,734)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	324,797	166,120	3,059,899	(156,029)
Purchased Options	(22,220)	—	—	—
Written Options	(23,786)	—	2,076,154	71,965
Foreign Currency Translations	—	(110)	—	—
Net Change in Unrealized Appreciation (Depreciation)	278,791	166,010	5,136,053	(84,064)
Net Realized and Unrealized Gain (Loss)	103,894	34,657	2,136,996	(117,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	$125,332	$69,662	$2,639,295	$(100,928)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X Financials Covered Call & Growth ETF(1)	Global X Health Care Covered Call & Growth ETF(1)	Global X Information Technology Covered Call & Growth ETF(1)	Global X Nasdaq 100® ESG Covered Call ETF(2)
Investment Income:
Dividend Income	$24,926	$18,683	$11,910	$3,128
Interest Income	80	97	91	44
Less: Foreign Taxes Withheld	—	—	(10)	(9)
Total Investment Income	25,006	18,780	11,991	3,163
Supervision and Administration Fees(3)	6,332	6,535	6,782	2,799
Total Expenses	6,332	6,535	6,782	2,799
Waiver of Supervision and Administration Fees	(590)	(603)	(627)	–
Net Expenses	5,742	5,932	6,155	2,799
Net Investment Income	19,264	12,848	5,836	364
Net Realized Gain (Loss) on:
Investments(4)	(36,127)	11,433	20,652	7,578
Purchased Options	(55,664)	(10,052)	(57,946)	(21,864)
Written Options	76,679	44,685	55,832	—
Net Realized Gain (Loss)	(15,112)	46,066	18,538	(14,286)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(121,154)	(31,344)	372,087	241,648
Written Options	8,187	3,897	(3,753)	(22,696)
Net Change in Unrealized Appreciation (Depreciation)	(112,967)	(27,447)	368,334	218,952
Net Realized and Unrealized Gain (Loss)	(128,079)	18,619	386,872	204,666
Net Increase (Decrease) in Net Assets Resulting from Operations	$(108,815)	$31,467	$392,708	$205,030

(1)	The Fund commenced operations on November 21, 2022.
(2)	The Fund commenced operations on February 21, 2023.
(3)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

Global X S&P 500® ESG Covered Call ETF(1)
Investment Income:
Dividend Income	$7,755
Total Investment Income	7,755
Supervision and Administration Fees(2)	2,731
Total Expenses	2,731
Net Investment Income	5,024
Net Realized Gain (Loss) on:
Investments(3)	12,423
Written Options	(46,748)
Net Realized Gain (Loss)	(34,325)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	124,752
Written Options	(10,454)
Net Change in Unrealized Appreciation (Depreciation)	114,298
Net Realized and Unrealized Gain (Loss)	79,973
Net Increase in Net Assets Resulting from Operations	$84,997

(1)	The Fund commenced operations on February 21, 2023.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF‡
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:
Net Investment Income	$9,356,224	$16,046,131	$27,373,748	$60,797,461
Net Realized Gain (Loss)	(43,694,354)	(90,735,668)	(84,136,201)	(161,604,111)
Net Change in Unrealized Appreciation (Depreciation)	(324,789,888)	(1,486,392,494)	83,489,028	(229,713,972)
Net Increase (Decrease) in Net Assets Resulting from Operations	(359,128,018)	(1,561,082,031)	26,726,575	(330,520,622)
Distributions	(28,374,063)	(13,550,903)	(46,441,415)	(68,726,670)
Return of Capital	—	—	—	(25,091,152)
Capital Share Transactions:
Issued	12,127,415	987,083,874	103,953,568	193,866,024
Redeemed	(396,532,344)	(888,340,328)	(9,365,630)	(23,680,516)
Increase (Decrease) in Net Assets from Capital Share Transactions	(384,404,929)	98,743,546	94,587,938	170,185,508
Total Increase (Decrease) in Net Assets	(771,907,010)	(1,475,889,388)	74,873,098	(254,152,936)
Net Assets:
Beginning of Year/Period	3,899,509,347	5,375,398,735	676,278,536	930,431,472
End of Year/Period	$3,127,602,337	$3,899,509,347	$751,151,634	$676,278,536
Share Transactions:
Issued	180,000	11,480,000	4,230,000	6,286,667
Redeemed	(6,290,000)	(12,420,000)	(373,921)	(796,667)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,110,000)	(940,000)	3,856,079	5,490,000

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Social Media ETF		Global X Guru® Index ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$764,068	$147,637	$65,282	$9,277
Net Realized Gain (Loss)	(13,804,103)	(59,049,029)	(3,749,914)	(10,085,129)
Net Change in Unrealized Appreciation (Depreciation)	52,788,010	(148,544,746)	5,951,694	(14,494,976)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,747,975	(207,446,138)	2,267,062	(24,570,828)
Distributions	—	—	(86,331)	(14,584)
Return of Capital	—	(663,636)	—	(63,227)
Capital Share Transactions:
Issued	13,335,067	4,148,772	—	2,097,530
Redeemed	(17,844,585)	(94,686,332)	(2,390,057)	(6,769,839)
Decrease in Net Assets from Capital Share Transactions	(4,509,518)	(90,537,560)	(2,390,057)	(4,672,309)
Total Increase (Decrease) in Net Assets	35,238,457	(298,647,334)	(209,326)	(29,320,948)
Net Assets:
Beginning of Year/Period	103,245,446	401,892,780	46,535,087	75,856,035
End of Year/Period	$138,483,903	$103,245,446	$46,325,761	$46,535,087
Share Transactions:
Issued	370,000	130,000	—	50,000
Redeemed	(540,000)	(2,540,000)	(70,000)	(170,000)
Net Decrease in Shares Outstanding from Share Transactions	(170,000)	(2,410,000)	(70,000)	(120,000)
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X SuperIncome™ Preferred ETF		Global X SuperDividend® U.S. ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$6,606,822	$10,604,029	$12,801,998	$23,270,439
Net Realized Gain (Loss)	(29,104,164)	(9,393,788)	(8,116,386)	64,409,036
Net Change in Unrealized Appreciation (Depreciation)	19,818,845	(32,526,988)	(49,721,740)	(82,329,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,678,497)	(31,316,747)	(45,036,128)	5,349,545
Distributions	(6,842,000)	(12,532,497)	(22,274,400)	(27,892,254)
Return of Capital	—	(653,473)	—	(13,969,909)
Capital Share Transactions:
Issued	26,921,100	24,951,801	90,403,821	157,123,738
Redeemed	(16,648,265)	(20,242,558)	(77,063,027)	(106,481,128)
Increase in Net Assets from Capital Share Transactions	10,272,835	4,709,243	13,340,794	50,642,610
Total Increase (Decrease) in Net Assets	752,338	(39,793,474)	(53,969,734)	14,129,992
Net Assets:
Beginning of Year/Period	195,159,250	234,952,724	683,864,308	669,734,316
End of Year/Period	$195,911,588	$195,159,250	$629,894,574	$683,864,308
Share Transactions:
Issued	2,770,000	2,370,000	4,880,000	7,750,000
Redeemed	(1,770,000)	(1,870,000)	(4,190,000)	(5,360,000)
Net Increase in Shares Outstanding from Share Transactions	1,000,000	500,000	690,000	2,390,000
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X S&P 500® Covered Call ETF		Global X NASDAQ 100® Covered Call ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$13,176,199	$14,116,473	$12,553,903	$16,191,726
Net Realized Gain (Loss)	(104,490,608)	36,092,173	(544,540,892)	375,062,659
Net Change in Unrealized Appreciation (Depreciation)	258,339,649	(253,367,614)	1,406,668,201	(1,812,074,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	167,025,240	(203,158,968)	874,681,212	(1,420,819,711)
Distributions	(136,095,238)	(35,714,783)	(407,621,856)	(211,906,795)
Return of Capital	—	(133,893,882)	—	(642,111,562)
Capital Share Transactions:
Issued	794,300,260	1,708,732,044	668,136,164	4,057,801,963
Redeemed	(102,334,548)	(71,274,199)	(237,956,918)	(421,530,332)
Increase in Net Assets from Capital Share Transactions	691,965,712	1,637,457,845	430,179,246	3,636,271,631
Total Increase in Net Assets	722,895,714	1,264,690,212	897,238,602	1,361,433,563
Net Assets:
Beginning of Year/Period	1,934,545,080	669,854,868	6,397,648,310	5,036,214,747
End of Year/Period	$2,657,440,794	$1,934,545,080	$7,294,886,912	$6,397,648,310
Share Transactions:
Issued	19,750,000	36,750,000	39,870,000	200,110,000
Redeemed	(2,530,000)	(1,690,000)	(14,490,000)	(24,700,000)
Net Increase in Shares Outstanding from Share Transactions	17,220,000	35,060,000	25,380,000	175,410,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X MSCI SuperDividend® Emerging Markets ETF‡		Global X SuperDividend® REIT ETF‡
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$921,155	$3,889,079	$7,657,399	$16,107,768
Net Realized Gain (Loss)	(4,405,237)	(15,697,196)	(26,275,735)	13,963,202
Net Change in Unrealized Appreciation (Depreciation)	9,415,590	(11,715,946)	29,360,528	(114,883,784)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,931,508	(23,524,063)	10,742,192	(84,812,814)
Distributions	(1,607,131)	(5,018,224)	(11,148,665)	(15,789,114)
Return of Capital	—	(1,057,591)	—	(9,960,386)
Capital Share Transactions:
Issued	2,115,742	23,410,044	3,425,460	2,797,978
Redeemed	(1,965,623)	(17,338,196)	(20,985,976)	(73,515,296)
Increase (Decrease) in Net Assets from Capital Share Transactions	150,119	6,071,848	(17,560,516)	(70,717,318)
Total Increase (Decrease) in Net Assets	4,474,496	(23,528,030)	(17,966,989)	(181,279,632)
Net Assets:
Beginning of Year/Period	39,168,134	62,696,164	286,654,636	467,934,268
End of Year/Period	$43,642,630	$39,168,134	$268,687,647	$286,654,636
Share Transactions:
Issued	86,667	720,000	150,000	113,333
Redeemed	(80,819)	(743,333)	(964,140)	(2,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	5,848	(23,333)	(814,140)	(2,636,667)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements).
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$160,989	$1,183,661	$3,970,768	$6,853,787
Net Realized Gain (Loss)	(4,377,602)	939,711	5,995,640	21,294,231
Net Change in Unrealized Appreciation (Depreciation)	(347,724)	(31,396,085)	42,119,634	(137,525,098)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,564,337)	(29,272,713)	52,086,042	(109,377,080)
Distributions	(416,551)	(1,233,925)	(4,399,548)	(7,163,403)
Capital Share Transactions:
Issued	2,626,782	31,092,956	61,055,786	145,015,222
Redeemed	(19,680,055)	(56,593,086)	(22,000,944)	(73,172,445)
Increase (Decrease) in Net Assets from Capital Share Transactions	(17,053,273)	(25,500,130)	39,054,842	71,842,777
Total Increase (Decrease) in Net Assets	(22,034,161)	(56,006,768)	86,741,336	(44,697,706)
Net Assets:
Beginning of Year/Period	90,969,526	146,976,294	549,287,646	593,985,352
End of Year/Period	$68,935,365	$90,969,526	$636,028,982	$549,287,646
Share Transactions:
Issued	200,000	2,050,000	1,270,000	2,730,000
Redeemed	(1,550,000)	(3,820,000)	(440,000)	(1,470,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,350,000)	(1,770,000)	830,000	1,260,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X MSCI SuperDividend® EAFE ETF		Global X E-commerce ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$274,771	$769,620	$(4,436)	$362,843
Net Realized Gain (Loss)	(67,070)	160,842	(5,713,402)	(31,325,250)
Net Change in Unrealized Appreciation (Depreciation)	1,777,230	(2,899,393)	11,930,240	(50,085,062)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,984,931	(1,968,931)	6,212,402	(81,047,469)
Distributions	(404,955)	(742,260)	(42,666)	(897,920)
Return of Capital	—	—	—	(66,565)
Capital Share Transactions:
Issued	3,052,141	135,570	8,097,486	21,458,714
Redeemed	(822,927)	(3,098,512)	(12,076,933)	(94,957,434)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,229,214	(2,962,942)	(3,979,447)	(73,498,720)
Total Increase (Decrease) in Net Assets	3,809,190	(5,674,133)	2,190,289	(155,510,674)
Net Assets:
Beginning of Year/Period	8,383,568	14,057,701	42,240,518	197,751,192
End of Year/Period	$12,192,758	$8,383,568	$44,430,807	$42,240,518
Share Transactions:
Issued	220,000	10,000	450,000	1,000,000
Redeemed	(60,000)	(210,000)	(680,000)	(4,550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	160,000	(200,000)	(230,000)	(3,550,000)
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Russell 2000 Covered Call ETF		Global X S&P Catholic Values Developed ex-U.S. ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$7,579,909	$9,603,123	$153,707	$150,316
Net Realized Gain (Loss)	(82,769,858)	(76,256,194)	(233,999)	(113,203)
Net Change in Unrealized Appreciation (Depreciation)	40,854,942	(86,371,791)	1,556,915	(1,701,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,335,007)	(153,024,862)	1,476,623	(1,664,376)
Distributions	(84,011,274)	(32,998,311)	(53,384)	(203,751)
Return of Capital	—	(105,055,357)	—	—
Capital Share Transactions:
Issued	250,050,104	1,143,457,691	8,336,209	3,196,433
Redeemed	(65,787,258)	(64,583,797)	—	—
Increase in Net Assets from Capital Share Transactions	184,262,846	1,078,873,894	8,336,209	3,196,433
Total Increase in Net Assets	65,916,565	787,795,364	9,759,448	1,328,306
Net Assets:
Beginning of Year/Period	1,342,241,164	554,445,800	5,592,322	4,264,016
End of Year/Period	$1,408,157,729	$1,342,241,164	$15,351,770	$5,592,322
Share Transactions:
Issued	13,260,000	49,770,000	300,000	110,000
Redeemed	(3,560,000)	(3,140,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	9,700,000	46,630,000	300,000	110,000
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Nasdaq 100® Covered Call & Growth ETF		Global X S&P 500® Covered Call & Growth ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$112,527	$131,719	$270,097	$357,976
Net Realized Gain (Loss)	(4,928,405)	3,303,859	(1,184,268)	2,410,750
Net Change in Unrealized Appreciation (Depreciation)	14,390,371	(19,860,737)	4,541,267	(7,710,275)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,574,493	(16,425,159)	3,627,096	(4,941,549)
Distributions	(2,028,514)	(3,262,405)	(1,404,573)	(1,865,684)
Return of Capital	—	(2,741,520)	—	(1,465,030)
Capital Share Transactions:
Issued	8,517,967	55,565,131	17,287,011	28,875,885
Redeemed	—	(16,702,729)	(3,360,617)	(14,111,207)
Increase in Net Assets from Capital Share Transactions	8,517,967	38,862,402	13,926,394	14,764,678
Total Increase in Net Assets	16,063,946	16,433,318	16,148,917	6,492,415
Net Assets:
Beginning of Year/Period	61,104,688	44,671,370	41,510,539	35,018,124
End of Year/Period	$77,168,634	$61,104,688	$57,659,456	$41,510,539
Share Transactions:
Issued	350,000	1,900,000	660,000	1,020,000
Redeemed	—	(570,000)	(130,000)	(490,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	1,330,000	530,000	530,000
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Emerging Markets Internet & E-commerce ETF‡		Global X NASDAQ 100® Tail Risk ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$8,191	$4,302	$2,541	$5,325
Net Realized Gain (Loss)	(263,367)	(1,482,571)	(207,738)	(64,066)
Net Change in Unrealized Appreciation (Depreciation)	836,290	(927,019)	347,513	(720,494)
Net Increase (Decrease) in Net Assets Resulting from Operations	581,114	(2,405,288)	142,316	(779,235)
Distributions	—	—	(2,847)	(66,715)
Return of Capital	—	(9,979)	—	—
Capital Share Transactions:
Issued	—	—	—	1,394,296
Redeemed	(2,821)	(173,768)	(364,129)	(1,966,628)
Decrease in Net Assets from Capital Share Transactions	(2,821)	(173,768)	(364,129)	(572,332)
Total Increase (Decrease) in Net Assets	578,293	(2,589,035)	(224,660)	(1,418,282)
Net Assets:
Beginning of Year/Period	1,966,169	4,555,204	1,907,984	3,326,266
End of Year/Period	$2,544,462	$1,966,169	$1,683,324	$1,907,984
Share Transactions:
Issued	—	—	—	60,000
Redeemed	(129)	(6,667)	(20,000)	(90,000)
Net Decrease in Shares Outstanding from Share Transactions	(129)	(6,667)	(20,000)	(30,000)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X NASDAQ 100® Risk Managed Income ETF		Global X NASDAQ 100® Collar 95-110 ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$17,496	$20,521	$5,088	$6,905
Net Realized Gain (Loss)	(1,786,354)	961,113	(314,328)	509,677
Net Change in Unrealized Appreciation (Depreciation)	2,275,305	(3,382,166)	492,929	(1,083,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	506,447	(2,400,532)	183,689	(566,420)
Distributions	(553,125)	(128,024)	(5,149)	(57,957)
Return of Capital	—	(869,114)	—	—
Capital Share Transactions:
Issued	718,516	15,545,690	—	1,741,889
Redeemed	(2,156,610)	(5,769,910)	(442,664)	(873,233)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,438,094)	9,775,780	(442,664)	868,656
Total Increase (Decrease) in Net Assets	(1,484,772)	6,378,110	(264,124)	244,279
Net Assets:
Beginning of Year/Period	10,719,550	4,341,440	3,080,540	2,836,261
End of Year/Period	$9,234,778	$10,719,550	$2,816,416	$3,080,540
Share Transactions:
Issued	40,000	690,000	—	70,000
Redeemed	(120,000)	(280,000)	(20,000)	(40,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(80,000)	410,000	(20,000)	30,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X S&P 500® Tail Risk ETF		Global X S&P 500® Risk Managed Income ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$16,593	$29,933	$141,936	$186,483
Net Realized Gain (Loss)	(123,833)	1,502	(2,940,268)	1,155,778
Net Change in Unrealized Appreciation (Depreciation)	245,393	(521,816)	3,393,689	(4,212,097)
Net Increase (Decrease) in Net Assets Resulting from Operations	138,153	(490,381)	595,357	(2,869,836)
Distributions	(19,312)	(96,334)	(1,456,425)	(472,058)
Return of Capital	—	—	—	(1,738,194)
Capital Share Transactions:
Issued	—	—	4,147,375	30,428,544
Redeemed	—	—	(2,096,587)	(6,616,383)
Increase in Net Assets from Capital Share Transactions	—	—	2,050,788	23,812,161
Total Increase (Decrease) in Net Assets	118,841	(586,715)	1,189,720	18,732,073
Net Assets:
Beginning of Year/Period	3,017,408	3,604,123	24,633,665	5,901,592
End of Year/Period	$3,136,249	$3,017,408	$25,823,385	$24,633,665
Share Transactions:
Issued	—	—	200,000	1,240,000
Redeemed	—	—	(100,000)	(290,000)
Net Increase in Shares Outstanding from Share Transactions	—	—	100,000	950,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X S&P 500® Collar 95-110 ETF		Global X Disruptive Materials ETF
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$21,438	$33,909	$35,005	$81,482
Net Realized Gain (Loss)	(174,897)	160,285	(131,353)	(203,576)
Net Change in Unrealized Appreciation (Depreciation)	278,791	(558,753)	166,010	(1,245,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	125,332	(364,559)	69,662	(1,367,187)
Distributions	(23,975)	(70,908)	(32,402)	(47,516)
Capital Share Transactions:
Issued	—	1,041,732	2,493,064	6,008,659
Redeemed	—	—	(435,664)	(1,160,792)
Increase in Net Assets from Capital Share Transactions	—	1,041,732	2,057,400	4,847,867
Total Increase in Net Assets	101,357	606,265	2,094,660	3,433,164
Net Assets:
Beginning of Year/Period	3,914,681	3,308,416	3,433,164	—
End of Year/Period	$4,016,038	$3,914,681	$5,527,824	$3,433,164
Share Transactions:
Issued	—	40,000	120,000	240,000
Redeemed	—	—	(20,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	—	40,000	100,000	190,000

(1)   The Fund commenced operations on January 24, 2022.
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Dow 30® Covered Call ETF		Global X Russell 2000 Covered Call & Growth ETF
Period Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)	Period Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(2)
Operations:
Net Investment Income (Loss)	$502,299	$238,679	$16,870	$(908)
Net Realized Gain (Loss)	(2,999,057)	(596,124)	(33,734)	27,432
Net Change in Unrealized Appreciation (Depreciation)	5,136,053	(372,627)	(84,064)	54,527
Net Increase (Decrease) in Net Assets Resulting from Operations	2,639,295	(730,072)	(100,928)	81,051
Distributions	(2,901,457)	(734,788)	(150,866)	(12,860)
Return of Capital	—	(1,115,840)	—	—
Capital Share Transactions:
Issued	23,567,772	55,565,290	525,910	2,590,000
Redeemed	(3,018,138)	—	(260,699)	—
Increase in Net Assets from Capital Share Transactions	20,549,634	55,565,290	265,211	2,590,000
Total Increase in Net Assets	20,287,472	52,984,590	13,417	2,658,191
Net Assets:
Beginning of Year/Period	52,984,590	—	2,658,191	—
End of Year/Period	$73,272,062	$52,984,590	$2,671,608	$2,658,191
Share Transactions:
Issued	1,080,000	2,420,000	20,000	100,000
Redeemed	(140,000)	—	(10,000)	—
Net Increase in Shares Outstanding from Share Transactions	940,000	2,420,000	10,000	100,000

(1)   The Fund commenced operations on February 23,2022.
(2)   The Fund commenced operations on October 4, 2022.
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF
Operations:	Period Ended April 30, 2023(1) (Unaudited)	Period Ended April 30, 2023(1) (Unaudited)
Net Investment Income	$19,264	$12,848
Net Realized Gain (Loss)	(15,112)	46,066
Net Change in Unrealized Appreciation (Depreciation)	(112,967)	(27,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	(108,815)	31,467
Distributions	(59,887)	(58,778)
Capital Share Transactions:
Issued	2,488,000	3,251,236
Redeemed	—	(496,164)
Increase in Net Assets from Capital Share Transactions	2,488,000	2,755,072
Total Increase in Net Assets	2,319,298	2,727,761
Net Assets:
Beginning of Year/Period	—	—
End of Year/Period	$2,319,298	$2,727,761
Share Transactions:
Issued	100,000	130,000
Redeemed	—	(20,000)
Net Increase in Shares Outstanding from Share Transactions	100,000	110,000

(1) The Fund commenced operations on November 21, 2022.
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Information Technology Covered Call & Growth ETF	Global X Nasdaq 100® ESG Covered Call ETF
Period Ended April 30, 2023(1) (Unaudited)	Period Ended April 30, 2023(2) (Unaudited)
Operations:
Net Investment Income	$5,836	$364
Net Realized Gain (Loss)	18,538	(14,286)
Net Change in Unrealized Appreciation (Depreciation)	368,334	218,952
Net Increase in Net Assets Resulting from Operations	392,708	205,030
Distributions	(65,353)	(51,450)
Capital Share Transactions:
Issued	2,474,000	2,446,000
Increase in Net Assets from Capital Share Transactions	2,474,000	2,446,000
Total Increase in Net Assets	2,801,355	2,599,580
Net Assets:
Beginning of Year/Period	—	—
End of Year/Period	$2,801,355	$2,599,580
Share Transactions:
Issued	100,000	100,000
Net Increase in Shares Outstanding from Share Transactions	100,000	100,000

(1) The Fund commenced operations on November 21, 2022.
(2) The Fund commenced operations on February 21, 2023.
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X S&P 500® ESG Covered Call ETF
Period Ended April 30, 2023(1) (Unaudited)
Operations:
Net Investment Income	$5,024
Net Realized Gain (Loss)	(34,325)
Net Change in Unrealized Appreciation (Depreciation)	114,298
Net Increase in Net Assets Resulting from Operations	84,997
Distributions	(42,428)
Capital Share Transactions:
Issued	2,465,000
Increase in Net Assets from Capital Share Transactions	2,465,000
Total Increase in Net Assets	2,507,569
Net Assets:
Beginning of Year/Period	—
End of Year/Period	$2,507,569
Share Transactions:
Issued	100,000
Net Increase in Shares Outstanding from Share Transactions	100,000

(1) The Fund commenced operations on February 21, 2023.
The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Lithium & Battery Tech ETF
2023 (Unaudited)	67.13	0.17	(6.60)	(6.43)	(0.52)	—	—
2022	91.07	0.26	(23.99)	(23.73)	(0.21)	—	—
2021	42.86	0.12	48.21	48.33	(0.12)	—	—
2020	25.04	0.40	17.86	18.26	(0.44)	—	—
2019	30.32	0.48	(4.86)	(4.38)	(0.90)	—	—
2018	39.14	0.33	(7.89)	(7.56)	(1.26)	—	—
Global X SuperDividend® ETF
2023(1) (Unaudited)	23.05	0.88	0.21	1.09	(1.51)	—	—
2022(1)	39.03	2.31	(14.68)	(12.37)	(2.65)	—	(0.96)
2021(1)	31.83	2.82	7.38	10.20	(3.00)	—	—
2020(1)	51.75	2.58	(19.02)	(16.44)	(3.12)	—	(0.36)
2019(1)	57.18	3.72	(4.41)	(0.69)	(4.14)	—	(0.60)
2018(1)	64.53	4.05	(6.78)	(2.73)	(4.29)	—	(0.33)
Global X Social Media ETF
2023 (Unaudited)	24.88	0.19	9.72	9.91	—	—	—
2022	61.26	0.03	(36.29)	(36.26)	—	—	(0.12)
2021	51.95	(0.31)	9.62	9.31	—	—	—
2020	31.92	(0.11)	20.14	20.03	—	—	—
2019	29.10	(0.10)	2.92	2.82	—	—	—
2018	32.67	(0.06)	(3.02)	(3.08)	(0.49)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60% for the period ended April 30, 2023.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements.)
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(0.52)	60.18	(9.57)	3,127,602	0.75	†	0.53 †	5.11
(0.21)	67.13	(26.10)	3,899,509	0.75		0.33	38.73
(0.12)	91.07	112.89	5,375,399	0.75		0.17	39.09
(0.44)	42.86	73.82	868,894	0.75		1.30	65.14
(0.90)	25.04	(14.61)	455,124	0.75		1.75	35.28
(1.26)	30.32	(20.01)	739,153	0.75		0.96	16.48

(1.51)	22.63	4.53	751,152	0.59	†@	7.32 †	48.56
(3.61)	23.05	(33.80)	676,279	0.61		7.39	91.10
(3.00)	39.03	32.21	930,431	0.58		6.98	82.37
(3.48)	31.83	(32.80)	626,871	0.59		6.62	124.55
(4.74)	51.75	(1.02)	932,111	0.59		7.03	56.85
(4.62)	57.18	(4.65)	912,968	0.59		6.48	59.48

—	34.79	39.83	138,484	0.65	†	1.15 †	15.79
(0.12)	24.88	(59.24)	103,245	0.65		0.06	21.59
—	61.26	17.94	401,893	0.65		(0.48)	30.89
—	51.95	62.75	225,999	0.65		(0.28)	19.23
—	31.92	9.69	121,289	0.65		(0.33)	16.92
(0.49)	29.10	(9.61)	129,496	0.65		(0.16)	21.36

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Guru® Index ETF
2023 (Unaudited)	33.48	0.05	1.63	1.68	(0.06)	—	—
2022	50.24	0.01	(16.72)	(16.71)	(0.01)	—	(0.04)
2021	37.31	0.69	13.14	13.83	(0.90)	—	—
2020	34.02	0.33	3.32	3.65	(0.34)	—	(0.02)
2019	30.09	0.12	4.02	4.14	(0.17)	—	(0.04)
2018	28.70	0.11	1.44	1.55	(0.16)	—	—
Global X SuperIncome™ Preferred ETF
2023 (Unaudited)	9.67	0.32	(0.41)	(0.09)	(0.33)	—	—
2022	11.94	0.54	(2.13)	(1.59)	(0.65)	—	(0.03)
2021	11.12	0.61	0.89	1.50	(0.68)	—	—
2020	11.73	0.60	(0.53)	0.07	(0.65)	—	(0.03)
2019	11.49	0.66	0.32	0.98	(0.73)	—	(0.01)
2018	12.44	0.78	(0.88)	(0.10)	(0.85)	—	—
Global X SuperDividend® U.S. ETF
2023 (Unaudited)	19.18	0.35	(1.58)	(1.23)	(0.62)	—	—
2022	20.13	0.67	(0.41)	0.26	(0.81)	—	(0.40)
2021	14.99	0.65	5.59	6.24	(0.99)	—	(0.11)
2020	23.34	0.62	(7.45)	(6.83)	(1.14)	—	(0.38)
2019	24.53	1.12	(0.56)	0.56	(1.49)	—	(0.26)
2018	25.18	1.07	(0.17)	0.90	(1.35)	—	(0.20)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.06)	35.10	5.03	46,326	0.75	†	0.28	†	54.39
(0.05)	33.48	(33.28)	46,535	0.75		0.02		111.39
(0.90)	50.24	37.43	75,856	0.75		1.47		121.91
(0.36)	37.31	10.84	55,961	0.75		0.96		124.90
(0.21)	34.02	13.90	56,134	0.75		0.38		126.44
(0.16)	30.09	5.40	57,180	0.75		0.36		112.64

(0.33)	9.25	(1.04)	195,912	0.57	†	6.57	†	76.75
(0.68)	9.67	(13.81)	195,159	0.58		5.04		39.39
(0.68)	11.94	13.71	234,953	0.58		5.13		98.47
(0.68)	11.12	0.81	184,015	0.58		5.47		67.65
(0.74)	11.73	8.87	201,092	0.58		5.72		55.98
(0.85)	11.49	(0.87)	186,154	0.58		6.48		105.48

(0.62)	17.33	(6.61)	629,895	0.45	†	3.86	†	35.76
(1.21)	19.18	1.16	683,864	0.45		3.34		38.51
(1.10)	20.13	42.53	669,734	0.45		3.41		60.53
(1.52)	14.99	(30.12)	412,110	0.45		3.50		93.44
(1.75)	23.34	2.61	544,884	0.46		4.83		60.00
(1.55)	24.53	3.66	413,311	0.46		4.31		33.25

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Covered Call ETF(1)
2023 (Unaudited)	40.00	0.23	2.67	2.90	(2.38)	—	—
2022	50.37	0.45	(5.50)	(5.05)	(1.05)	(0.11)	(4.16)
2021	42.45	0.39	12.14	12.53	(4.61)	—	—
2020	49.39	0.56	(4.17)	(3.61)	(0.58)	—	(2.75)
2019	48.56	0.56	3.30	3.86	(2.27)	(0.39)	(0.37)
2018	50.10	0.62	1.88	2.50	(0.22)	(1.22)	(2.60)
Global X NASDAQ 100® Covered Call ETF(1)
2023 (Unaudited)	16.15	0.03	2.14	2.17	(1.01)	—	—
2022	22.82	0.05	(4.13)	(4.08)	(0.24)	(0.50)	(1.85)
2021	20.65	0.02	4.73	4.75	(2.58)	—	—
2020	23.10	0.06	(0.06)	—	(0.06)	—	(2.39)
2019	23.45	0.06	1.95	2.01	(1.83)	—	(0.53)
2018	24.30	0.07	1.71	1.78	(0.87)	(0.11)	(1.65)
Global X MSCI SuperDividend® Emerging Markets ETF
2023(5) (Unaudited)	21.36	0.51	2.76	3.27	(0.90)	—	—
2022(5)	33.78	1.67	(11.44)	(9.77)	(2.19)	—	(0.46)
2021(5)	28.59	3.06	4.35	7.41	(2.22)	—	—
2020(5)	38.85	1.65	(9.51)	(7.86)	(1.98)	—	(0.42)
2019(5)	38.73	2.61	0.15	2.76	(2.64)	—	—
2018(5)	47.82	2.70	(9.06)	(6.36)	(2.73)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The financial statements include the financial information of the Predecessor Funds through December 21,
2018 (See Note 1 in Notes to Financial Statements). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.
(2)	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.64%
and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019, respectively. The ratio of
Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019.
(3)	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60%
and 0.60% for the year ended October 31, 2020 and October 31, 2019, respectively. The ratio of Expenses to
Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been
0.60% and 0.60% for the year ended October 31, 2020 and year ended October 31, 2019.
(4)	Includes excise tax. If this excise expense was not included, the ratio would have been 0.60%.
(5)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements.)
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(2.38)	40.52	7.49	2,657,441	0.60	†	1.17	†	4.59
(5.32)	40.00	(10.72)	1,934,545	0.60		1.00		15.60
(4.61)	50.37	30.67	669,855	0.60		0.80		4.84
(3.33)	42.45	(7.42)	103,992	0.71	(2)	1.22		7.29
(3.03)	49.39	8.40	133,353	0.87	(2)	1.16		3.92
(4.04)	48.56	4.97	77,701	0.65		1.22		4.00

(1.01)	17.31	13.87	7,294,887	0.61	†	0.38	†	17.54
(2.59)	16.15	(19.18)	6,397,648	0.60		0.25		31.11
(2.58)	22.82	23.89	5,036,215	0.60		0.11		19.99
(2.45)	20.65	0.21	1,325,642	0.67	(3)	0.27		27.87
(2.36)	23.10	9.39	768,036	0.85	(3)	0.26		11.82
(2.63)	23.45	7.44	395,202	0.68	(4)	0.30		15.00

(0.90)	23.73	(15.36)	43,643	0.66	†	4.29	†	28.61
(2.65)	21.36	(30.80)	39,168	0.67		5.88		101.78
(2.22)	33.78	25.83	62,696	0.72		8.59		102.27
(2.40)	28.59	(21.01)	20,007	0.67		5.04		93.04
(2.64)	38.85	7.14	17,489	0.66		6.51		66.65
(2.73)	38.73	(14.10)	12,260	0.67		5.89		79.52

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X SuperDividend® REIT ETF
2023(1) (Unaudited)	21.65	0.59	(0.02)	0.57	(0.60)	—	—
2022(1)	29.46	1.13	(7.14)	(6.01)	(1.10)	—	(0.70)
2021(1)	22.68	1.14	7.50	8.64	(1.23)	—	(0.63)
2020(1)	45.99	1.68	(22.23)	(20.55)	(2.58)	—	(0.18)
2019(1)	43.86	2.97	2.73	5.70	(3.57)	—	—
2018(1)	45.87	2.76	(0.84)	1.92	(3.93)	—	—
Global X Renewable Energy Producers ETF
2023 (Unaudited)	13.05	0.02	(0.74)	(0.72)	(0.06)	—	—
2022	16.82	0.15	(3.76)	(3.61)	(0.16)	—	—
2021	14.87	0.23	2.05	2.28	(0.30)	(0.03)	—
2020	13.79	0.41	1.13	1.54	(0.46)	—	—
2019	11.52	0.13	2.61	2.74	(0.47)	—	—
2018	12.53	0.37	(0.80)	(0.43)	(0.50)	—	(0.08)
Global X S&P 500® Catholic Values ETF
2023 (Unaudited)	47.19	0.32	3.85	4.17	(0.36)	—	—
2022	57.22	0.61	(9.99)	(9.38)	(0.57)	(0.08)	—
2021	40.32	0.56	16.89	17.45	(0.55)	—	—
2020	37.23	0.58	3.08	3.66	(0.55)	(0.02)	—
2019	33.59	0.58	3.92	4.50	(0.81)	(0.05)	—
2018	31.83	0.58	1.60	2.18	(0.41)	(0.01)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.32% for the year ended October 31, 2018.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.60)	21.62	3.76	268,688	0.59	†	5.36	†	79.04
(1.80)	21.65	(21.21)	286,655	0.59		4.36		82.67
(1.86)	29.46	38.84	467,934	0.58		3.99		59.44
(2.76)	22.68	(45.94)	311,625	0.58		5.74		106.23
(3.57)	45.99	13.68	364,790	0.59		6.71		34.16
(3.93)	43.86	4.30	118,408	0.59		6.15		41.61

(0.06)	12.27	(5.54)	68,935	0.65	†	0.39	†	5.44
(0.16)	13.05	(21.57)	90,970	0.66		1.01		18.33
(0.33)	16.82	15.37	146,976	0.65		1.39		55.97
(0.46)	14.87	11.39	66,192	0.65		2.89		29.27
(0.47)	13.79	24.34	26,205	0.65		1.01		87.06
(0.58)	11.52	(3.50)	15,556	0.65		3.07		33.50

(0.36)	51.00	8.92	636,029	0.29	†	1.34	†	1.12
(0.65)	47.19	(16.53)	549,288	0.29		1.17		6.79
(0.55)	57.22	43.54	593,985	0.29		1.09		8.29
(0.57)	40.32	9.89	379,053	0.29		1.51		5.55
(0.86)	37.23	13.86	275,511	0.29		1.66		8.54
(0.42)	33.59	6.86	147,789	0.29	@	1.72		4.33

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI SuperDividend EAFE ETF
2023 (Unaudited)	11.98	0.34	2.39	2.73	(0.53)	—	—
2022	15.62	1.00	(3.70)	(2.70)	(0.94)	—	—
2021	11.44	0.79	4.10	4.89	(0.71)	—	—
2020	16.11	0.56	(4.53)	(3.97)	(0.55)	—	(0.15)
2019	15.96	0.82	0.36	1.18	(1.03)	—	—
2018	18.13	1.12	(2.04)	(0.92)	(1.10)	(0.15)	—
Global X E-commerce ETF
2023 (Unaudited)	15.14	—	2.24	2.24	(0.02)	—	—
2022	31.19	0.08	(15.97)	(15.89)	(0.05)	(0.10)	(0.01)
2021	26.79	(0.04)	4.70	4.66	(0.13)	(0.13)	—
2020	17.58	0.19	9.05	9.24	(0.03)	—	—
2019(1)	15.00	(0.05)	2.63	2.58	—	—	—
Global X Russell 2000 Covered Call ETF
2023 (Unaudited)	19.55	0.10	(0.54)	(0.44)	(1.14)	—	—
2022	25.18	0.19	(3.10)	(2.91)	(0.44)	(0.31)	(1.97)
2021	20.45	0.13	7.50	7.63	(2.90)	—	—
2020	25.24	0.12	(2.51)	(2.39)	(0.11)	(0.17)	(2.12)
2019(4)	25.00	0.09	1.37	1.46	(1.22)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 27, 2018.
(2)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.61%, 0.60%, 0.60%,
0.68% and 0.97% for the period ended April 30, 2023 to the year ended October 31, 2019, respectively.
(3)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.54%.
(4)	The Fund commenced operations on April 17, 2019.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.53)	14.18	23.07	12,193	0.57	†	5.03	†	7.96
(0.94)	11.98	(18.12)	8,384	0.57		6.89		34.00
(0.71)	15.62	43.05	14,058	0.55		5.12		88.53
(0.70)	11.44	(25.24)	7,436	0.56		4.07		59.28
(1.03)	16.11	7.81	18,527	0.56		5.23		29.81
(1.25)	15.96	(5.59)	4,788	0.56		6.36		52.96

(0.02)	17.36	14.77	44,431	0.50	†	(0.02	)†	11.89
(0.16)	15.14	(51.19)	42,241	0.50		0.34		25.82
(0.26)	31.19	17.39	197,751	0.50		(0.11)		14.64
(0.03)	26.79	52.67	91,083	0.50		0.75		42.01
—	17.58	17.20	3,517	0.68	†	(0.32	)†	23.50

(1.14)	17.97	(2.34)	1,408,158	0.58	†(2)	1.10	†	7.71
(2.72)	19.55	(12.18)	1,342,241	0.55	(2)(3)	0.86		186.48
(2.90)	25.18	38.82	554,446	0.50	(2)	0.53		8.94
(2.40)	20.45	(9.18)	21,475	0.56	(2)	0.68		11.16
(1.22)	25.24	5.99	8,833	0.82	†(2)	0.68	†	5.82

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P Catholic Values Developed ex-U.S. ETF
2023 (Unaudited)	23.30	0.44	4.91	5.35	(0.22)	—	—
2022	32.80	0.77	(9.11)	(8.34)	(0.79)	(0.37)	—
2021	24.98	0.70	7.71	8.41	(0.59)	—	—
2020(1)	25.05	0.19	(0.26)	(0.07)	—	—	—
Global X Nasdaq 100® Covered Call & Growth ETF
2023 (Unaudited)	22.80	0.04	3.35	3.39	(0.72)	—	—
2022	33.09	0.06	(7.29)	(7.23)	(0.20)	(1.60)	(1.26)
2021	26.27	0.02	8.56	8.58	(1.76)	—	—
2020(3)	26.30	—	0.11	0.11	—	—	(0.14)
Global X S&P 500® Covered Call & Growth ETF
2023 (Unaudited)	25.47	0.15	1.83	1.98	(0.76)	—	—
2022	31.83	0.27	(4.03)	(3.76)	(0.42)	(1.10)	(1.08)
2021	24.69	0.22	8.29	8.51	(1.37)	—	—
2020(3)	25.22	0.02	(0.41)	(0.39)	(0.02)	—	(0.12)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 22, 2020.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.
(3)	The Fund commenced operations on September 18, 2020.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.22)	28.43	23.07	15,352	0.35	†	3.31	†	8.12
(1.16)	23.30	(26.11)	5,592	0.35		2.83		12.83
(0.59)	32.80	33.79	4,264	0.35		2.22		17.17
—	24.98	(0.28)	2,498	0.35	†	2.02	†	4.04

(0.72)	25.47	15.13	77,169	0.61	†	0.34	†	11.47
(3.06)	22.80	(23.57)	61,105	0.61	(2)	0.23		18.12
(1.76)	33.09	33.42	44,671	0.60		0.06		11.21
(0.14)	26.27	0.40	6,568	0.60	†	(0.10	)†	1.65

(0.76)	26.69	7.89	57,659	0.60	†	1.14	†	2.59
(2.60)	25.47	(12.63)	41,511	0.61	(2)	0.94		9.36
(1.37)	31.83	35.18	35,018	0.60		0.74		12.17
(0.14)	24.69	(1.60)	3,704	0.60	†	0.75	†	0.75

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets Internet & E-commerce ETF
2023(1) (Unaudited)	16.38	0.13	4.72	4.85	—	—	—
2022(1)	35.97	0.04	(19.55)	(19.51)	—	—	(0.08)
2021(1)(2)	44.37	(0.21)	(8.19)	(8.40)	—	—	—
Global X NASDAQ 100® Tail Risk ETF
2023 (Unaudited)	19.08	0.03	1.97	2.00	(0.04)	—	—
2022	25.59	0.04	(6.03)	(5.99)	(0.03)	(0.49)	—
2021(3)	25.13	(0.01)	0.47	0.46	—	—	—
Global X NASDAQ 100® Risk Managed Income ETF
2023 (Unaudited)	18.17	0.03	1.01	1.04	(1.10)	—	—
2022	24.12	0.04	(4.04)	(4.00)	(0.25)	—	(1.70)
2021(3)	24.60	(0.01)	(0.16)	(0.17)	—	—	(0.31)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on November 9, 2020.
(3)	The Fund commenced operations on August 25, 2021.
(4)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	21.23	29.61	2,544	0.66	†	0.63	†	12.02
(0.08)	16.38	(54.30)	1,966	0.65		0.14		26.27
—	35.97	(18.93)	4,555	0.65	†	(0.49	)†	23.61

(0.04)	21.04	10.49	1,683	0.60	†	0.33	†	5.91
(0.52)	19.08	(23.90)	1,908	0.61		0.19		13.88
—	25.59	1.83	3,326	0.60	†	(0.12	)†	1.71

(1.10)	18.11	5.97	9,235	0.62	†	0.38	†	7.50
(1.95)	18.17	(17.24)	10,720	0.62	(4)	0.19		27.40
(0.31)	24.12	(0.69)	4,341	0.60	†	(0.15	)†	2.16

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X NASDAQ 100® Collar 95-110 ETF
2023 (Unaudited)	22.00	0.04	1.47	1.51	(0.04)	—	—
2022	25.78	0.04	(3.38)	(3.34)	(0.02)	(0.42)	—
2021(2)	25.27	(0.01)	0.52	0.51	—	—	—
Global X S&P 500® Tail Risk ETF
2023 (Unaudited)	23.21	0.13	0.93	1.06	(0.15)	—	—
2022	27.72	0.23	(4.00)	(3.77)	(0.16)	(0.58)	—
2021(2)	27.33	0.03	0.36	0.39	—	—	—
Global X S&P 500® Risk Managed Income ETF
2023 (Unaudited)	21.05	0.12	0.40	0.52	(1.24)	—	—
2022	26.83	0.23	(3.38)	(3.15)	(0.52)	(0.07)	(2.04)
2021(2)	26.77	0.03	0.39	0.42	(0.36)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
(2)	The Fund commenced operations on August 25, 2021.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.04)	23.47	6.87	2,816	0.61	†	0.35	†	6.26
(0.44)	22.00	(13.19)	3,081	0.62	(1)	0.18		9.89
—	25.78	2.06	2,836	0.60	†	(0.11	)†	2.11

(0.15)	24.12	4.60	3,136	0.60	†	1.10	†	0.86
(0.74)	23.21	(13.98)	3,017	0.61		0.92		7.40
—	27.72	1.43	3,604	0.60	†	0.58	†	6.21

(1.24)	20.33	2.55	25,823	0.61	†	1.17	†	2.50
(2.63)	21.05	(12.39)	24,634	0.63	(1)	0.97		21.62
(0.36)	26.83	1.60	5,902	0.60	†	0.57	†	7.08

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Collar 95-110 ETF
2023 (Unaudited)	24.47	0.13	0.65	0.78	(0.15)	—	—
2022	27.57	0.23	(2.77)	(2.54)	(0.16)	(0.40)	—
2021(2)	27.28	0.03	0.26	0.29	—	—	—
Global X Disruptive Materials ETF
2023 (Unaudited)	18.07	0.15	0.99	1.14	(0.15)	—	—
2022(3)	23.75	0.45	(5.88)	(5.43)	(0.25)	—	—
Global X Dow 30® Covered Call ETF
2023 (Unaudited)	21.89	0.17	0.74	0.91	(0.99)	—	—
2022(4)	24.13	0.22	(0.86)	(0.64)	(0.64)	—	(0.96)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
(2)	The Fund commenced operations on August 25, 2021.
(3)	The Fund commenced operations on January 24, 2022.
(4)	The Fund commenced operations on February 23, 2022.
(5)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.15)	25.10	3.22	4,016	0.61	†	1.10	†	0.62
(0.56)	24.47	(9.40)	3,915	0.64	(1)	0.90		8.96
—	27.57	1.06	3,308	0.60	†	0.58	†	6.44

(0.15)	19.06	6.27	5,528	0.60	†	1.48	†	13.59
(0.25)	18.07	(22.98)	3,433	0.60	†	2.72	†	25.34

(0.99)	21.81	4.24	73,272	0.60	†	1.58	†	4.79
(1.60)	21.89	(2.77)	52,985	0.61	†(5)	1.42	†	8.82
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Russell 2000 Covered Call & Growth ETF
2023 (Unaudited)	26.58	0.16	(0.99)	(0.83)	(0.64)	(0.82)	—
2022 (1)	25.90	(0.01)	0.82	0.81	(0.13)	—	—
Global X Financials Covered Call & Growth ETF
2023 (Unaudited)(2)	24.88	0.19	(1.28)	(1.09)	(0.60)	—	—
Global X Health Care Covered Call & Growth ETF
2023 (Unaudited)(2)	25.06	0.13	0.19	0.32	(0.58)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the year ended
October 31, 2022.
(1)	The Fund commenced operations on October 4, 2022.
(2)	The Fund commenced operations on November 21, 2022.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(1.46)	24.29	(3.19)	2,672	0.50	†	1.26	†	3.31
(0.13)	26.58	3.14	2,658	0.50	@†	(0.50	)†	—

(0.60)	23.19	(4.44)	2,319	0.67	†	2.25	†	12.32
(0.58)	24.80	1.31	2,728	0.54	†	1.18	†	4.51

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Information Technology Covered Call & Growth ETF
2023 (Unaudited)(1)	24.74	0.06	3.86	3.92	(0.65)	—	—
Global X Nasdaq 100® ESG Covered Call ETF
2023 (Unaudited)(2)	24.46	—	2.05	2.05	(0.51)	—	—
Global X S&P 500® ESG Covered Call ETF
2023 (Unaudited)(2)	24.65	0.05	0.80	0.85	(0.42)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 21, 2022.
(2)	The Fund commenced operations on February 21, 2023.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.65)	28.01	16.10	2,801	0.54	†	0.52	†	12.55

(0.51)	26.00	8.45	2,600	0.60	†	0.08	†	3.51

(0.42)	25.08	3.50	2,508	0.60	†	1.10	†	12.03

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)
April 30, 2023

1. ORGANIZATION

Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. As of April 30, 2023, the Trust had one hundred and fourteen portfolios, one hundred and three of which were operational. The financial statements herein and the related notes pertain to the Global X Lithium and Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X SuperDividend® U.S. ETF, Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X MSCI SuperDividend® EAFE ETF, Global X E-commerce ETF, Global X Russell 2000 Covered Call ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X Emerging Markets Internet & E-commerce ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, Global X S&P 500® Collar 95-110 ETF, Global X Disruptive Materials ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100® ESG Covered Call ETF and Global X S&P 500® ESG Covered Call ETF (each a “Fund”, collectively, the “Funds”).

Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X S&P 500® Covered Call & Growth ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, and Global X S&P 500® Collar 95-110 ETF) has elected non-diversified status under the 1940 act.

Global X Financials Covered Call & Growth ETF commenced operations on November 21, 2022.

Global X Health Care Covered Call & Growth ETF commenced operations on November 21, 2022.

Global X Information Technology Covered Call & Growth ETF commenced operations on November 21, 2022.

Global X Nasdaq 100® ESG Covered Call ETF commenced operations on February 21, 2023.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

1. ORGANIZATION (continued)

Global X S&P 500® ESG Covered Call ETF commenced operations on February 21, 2023.

On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (each, a “Predecessor Fund” and together, the "Predecessor Funds") approved a proposed agreement and plan of reorganization (the "Reorganization") that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X Nasdaq 100® Covered Call ETF and the Global X S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Funds. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Successor Funds had no operations prior to the Reorganization. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Successor Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through December 21, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market ("NASDAQ")), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds' investment adviser (the "Adviser"), and approved by the Funds' Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that each Fund calculates its net asset value ("NAV"). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If theAdviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”) or the Bank of New York Mellon ("BNY Mellon"), as appropriate, in their roles as Custodian to respective Funds (each, a "Custodian" and together, the "Custodians"), and are designated

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

As of April 30, 2023, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Lithium & Battery Tech ETF
BNP Paribas	$144,307,224	$144,307,224	$–	$–
Global X SuperDividend® ETF
BNP Paribas	40,711,805	40,711,805	–	–
Global X Social Media ETF
BNP Paribas	3,153,500	3,153,500	–	–
Global X Guru® Index ETF
BNP Paribas	373,017	373,017	–	–
Global X SuperIncome™ Preferred ETF
BNP Paribas	11,257,896	11,257,896	–	–
Global X Renewable Energy Producers ETF
BNP Paribas	1,526,513	1,526,513	–	–
Global X E-commerce ETF
BNP Paribas	1,073,997	1,073,997	–	–

*	Repurchase agreements with an overnight and continuous maturity.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(1) Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of collateral received for each Fund.

(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at April 30, 2023	Redemption Fee
Global X Lithium & Battery Tech ETF	10,000	$1,000	$601,800	$1,000
Global X SuperDividendAE ETF	10,000	2,000	226,300	2,000
Global X Social Media ETF	10,000	300	347,900	300
Global X Guru® Index ETF	10,000	250	351,000	250

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Value at April 30, 2023	Redemption Fee
Global X SuperIncome™ Preferred ETF	10,000	$300	$92,500	$300
Global X SuperDividend® U.S. ETF	10,000	150	173,300	150
Global X S&P 500® Covered Call ETF	10,000	2,000	405,200	2,000
Global X NASDAQ 100® Covered Call ETF	10,000	500	173,100	500
Global X MSCI SuperDividendA® Emerging Markets ETF	10,000	1,600	237,300	1,600
Global X SuperDividend® REIT ETF	10,000	400	216,200	400
Global X Renewable Energy Producers ETF	10,000	1,100	122,700	1,100
Global X S&P 500® Catholic Values ETF	10,000	1,300	510,000	1,300
Global X MSCI SuperDividend® EAFE ETF	10,000	1,000	141,800	1,000
Global X E-commerce ETF	10,000	250	173,600	250
Global X Russell 2000 Covered Call ETF	10,000	250	179,700	250
Global X S&P Catholic Values Developed ex- U.S. ETF	10,000	8,000	284,300	8,000
Global X Nasdaq 100® Covered Call & Growth ETF	10,000	500	254,700	500
Global X S&P 500® Covered Call & Growth ETF	10,000	1,500	266,900	1,500
Global X Emerging Markets Internet & E-commerce ETF	10,000	800	212,300	800
Global X NASDAQ 100® Tail Risk ETF	10,000	500	210,400	500
Global X NASDAQ 100® Risk Managed Income ETF	10,000	500	181,100	500
Global X NASDAQ 100® Collar 95-110 ETF	10,000	500	234,700	500
Global X S&P 500® Tail Risk ETF	10,000	2,000	241,200	2,000
Global X S&P 500® Risk Managed Income ETF	10,000	2,000	203,300	2,000
Global X S&P 500® Collar 95-110 ETF	10,000	2,000	251,000	2,000
Global X Disruptive Materials ETF	10,000	800	190,600	800
Global X Dow 30® Covered Call ETF	10,000	250	218,100	250
Global X Russell 2000 Covered Call & Growth ETF	10,000	250	242,900	250
Global X Financials Covered Call & Growth ETF	10,000	250	231,900	250
Global X Health Care Covered Call & Growth ETF	10,000	250	248,000	250
Global X Information Technology Covered Call & Growth ETF	10,000	250	280,100	250
Global X Nasdaq 100® ESG Covered Call ETF	10,000	500	260,000	500
Global X S&P 500® ESG Covered Call ETF	10,000	2,000	250,800	2,000

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For the Adviser’s service to the Funds, under a supervision and administration agreement (the "Supervision and Administration Agreement"), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X Lithium & Battery Tech ETF	0.75%
Global X SuperDividend® ETF(1)	0.58%
Global X Social Media ETF	0.65%
Global X Guru® Index ETF	0.75%
Global X SuperIncomeTM Preferred ETF(2)	0.48%
Global X SuperDividend® U.S. ETF	0.45%
Global X S&P 500® Covered Call ETF	0.60%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF	0.29%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X E-commerce ETF	0.50%
Global X Russell 2000 Covered Call ETF(3)	0.60%
Global X S&P 500® Catholic Values Developed ex-U.S. ETF	0.35%
Global X NASDAQ 100® Covered Call & Growth ETF	0.60%
Global X S&P 500® Covered Call and Growth ETF	0.60%
Global X Emerging Markets Internet & E-commerce ETF	0.65%
Global X NASDAQ 100® Tail Risk ETF	0.60%
Global X NASDAQ 100® Risk Managed Income ETF	0.60%
Global X NASDAQ 100® Collar 95-110 ETF	0.60%

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and
Administration Fee
Global X S&P 500® Tail Risk ETF	0.60%
Global X S&P 500® Risk Managed Income ETF	0.60%
Global X S&P 500® Collar 95-110 ETF	0.60%
Global X Disruptive Materials ETF	0.59%
Global X Dow 30® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call & Growth ETF(4)	0.60%
Global X Financials Covered Call & Growth ETF(5)	0.60%
Global X Health Care Covered Call & Growth ETF(6)	0.60%
Global X Information Technology Covered Call & Growth ETF(7)	0.60%
Global X Nasdaq 100® ESG Covered Call ETF	0.60%
Global X S&P 500® ESG Covered Call ETF	0.60%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X SuperDividend® ETF to the extent necessary to assure that the operating expenses of the Global X SuperDividend® ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.58% of the average daily net assets of the Global X SuperDividend® ETF per year until at least March 1, 2024.

(2) Effective April 3, 2023, the Supervision and Administration Fee for the Global X SuperIncome™ Preferred ETF is 0.48%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.58%.

(3) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Russell 2000 Covered Call ETF to the extent necessary to assure that the operating expenses of the Global X Russell 2000 Covered Call ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Russell 2000 Covered Call ETF per year until at least March 1, 2024.

(4) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Russell 2000 Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Russell 2000 Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

0.60% of the average daily net assets of the Global X Russell 2000 Covered Call & Growth ETF per year until at least March 1, 2024.

(5) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Financials Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Financials Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Financials Covered Call & Growth ETF per year until at least March 1, 2024.

(6) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Health Care Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Health Care Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Health Care Covered Call & Growth ETF per year until at least March 1, 2024.

(7) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Information Technology Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Information Technology Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Information Technology Covered Call & Growth ETF per year until at least March 1, 2024.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the "Distribution Agreement"). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued) laws;

laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian ("Custodian") and transfer agent of the Funds’ assets, with the exception of the Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100® ESG Covered Call ETF and Global X S&P 500® ESG Covered Call ETF. As Custodian, BBH has agreed, for the Funds which it serves as Custodian, to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY Mellon serves as Custodian and transfer agent to the Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100® ESG Covered Call ETF and Global X S&P 500® ESG Covered Call ETF. BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100® ESG Covered Call ETF and Global X S&P 500® ESG Covered Call ETF: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Lithium & Battery Tech ETF	$180,301,397	$359,643,367
Global X SuperDividend® ETF	386,331,076	357,235,170
Global X Social Media ETF	23,145,624	20,733,813
Global X Guru® Index ETF	25,899,911	25,949,120
Global X SuperIncome™ Preferred ETF	155,603,399	154,376,804
Global X SuperDividend® U.S. ETF	239,668,972	252,085,859
Global X S&P 500® Covered Call ETF	108,122,770	324,069,207
Global X NASDAQ 100® Covered Call ETF	1,228,211,147	1,922,276,846
Global X MSCI SuperDividend® Emerging Markets ETF	12,235,348	12,404,386
Global X SuperDividend® REIT ETF	226,111,193	229,468,388
Global X Renewable Energy Producers ETF	4,510,338	7,211,295
Global X S&P 500® Catholic Values ETF	6,686,479	8,000,364
Global X MSCI SuperDividend® EAFE ETF	1,021,667	858,727
Global X E-commerce ETF	5,605,424	5,641,055
Global X Russell 2000 Covered Call ETF	111,360,988	285,126,466
Global X S&P Catholic Values Developed ex-U.S. ETF	1,044,748	775,708
Global X Nasdaq 100® Covered Call & Growth ETF	7,893,548	11,334,456
Global X S&P 500® Covered Call & Growth ETF	1,283,051	3,451,824
Global X Emerging Markets Internet & E-commerce ETF	310,620	307,028
Global X NASDAQ 100® Tail Risk ETF	95,713	150,543
Global X NASDAQ 100® Risk Managed Income ETF	720,972	2,320,274
Global X NASDAQ 100® Collar 95-110 ETF	186,992	324,452
Global X S&P 500® Tail Risk ETF	26,259	115,701
Global X S&P 500® Risk Managed Income ETF	638,143	4,415,746
Global X S&P 500® Collar 95-110 ETF	24,616	165,840
Global X Disruptive Materials ETF	1,256,812	642,007
Global X Dow 30® Covered Call ETF	3,132,357	9,990,679
Global X Russell 2000 Covered Call & Growth ETF	91,245	317,229
Global X Financials Covered Call & Growth ETF	304,212	306,044
Global X Health Care Covered Call & Growth ETF	115,001	125,029
Global X Information Technology Covered Call & Growth ETF	334,358	371,243
Global X Nasdaq 100® ESG Covered Call ETF	92,400	104,711
Global X S&P 500® ESG Covered Call ETF	306,624	355,860

During the period ended April 30, 2023, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2023, in-kind transactions associated with creations and redemptions were:

2023	Purchases	Sales	Realized Gain/(Loss)
Global X Lithium & Battery Tech ETF	$6,049,996	$225,065,940	$27,126,536
Global X SuperDividend® ETF	41,896,480	7,322,161	1,411,988
Global X Social Media ETF	9,031,136	15,501,158	2,762,317
Global X Guru® Index ETF	–	2,394,988	144,679
Global X SuperIncome™ Preferred ETF	25,968,914	16,619,535	304,992
Global X SuperDividend® U.S. ETF	88,486,188	72,717,328	12,321,652
Global X S&P 500® Covered Call ETF	799,801,838	107,018,190	28,318,542
Global X NASDAQ 100® Covered Call ETF	680,008,357	245,133,255	104,554,309
Global X MSCI SuperDividend® Emerging Markets ETF	157,207	756,231	80,875
Global X SuperDividend® REIT ETF	3,396,772	20,850,761	(2,100,691)
Global X Renewable Energy Producers ETF	1,968,283	16,528,363	(2,312,715)
Global X S&P 500® Catholic Values ETF	61,221,525	22,029,103	8,644,409
Global X MSCI SuperDividend® EAFE ETF	2,609,937	831,587	102,725
Global X E-commerce ETF	8,079,502	12,058,597	(1,858,188)
Global X Russell 2000 Covered Call ETF	256,636,067	67,527,053	3,573,128
Global X S&P Catholic Values Developed ex-U.S. ETF	8,090,518	–	–
Global X Nasdaq 100® Covered Call & Growth ETF	8,747,543	–	–
Global X S&P 500® Covered Call & Growth ETF	17,385,639	3,345,950	389,651
Global X Emerging Markets Internet & E-commerce ETF	–	–	–
Global X NASDAQ 100® Tail Risk ETF	–	353,629	(76,422)
Global X NASDAQ 100® Risk Managed Income ETF	732,485	2,213,139	94,577
Global X NASDAQ 100® Collar 95-110 ETF	–	449,776	(14,686)
Global X S&P 500® Tail Risk ETF	–	–	–
Global X S&P 500® Risk Managed Income ETF	4,224,027	2,103,179	167,035
Global X S&P 500® Collar 95-110 ETF	–	–	–
Global X Disruptive Materials ETF	1,770,206	319,287	52,663
Global X Dow 30® Covered Call ETF	24,215,875	3,003,757	443,071
Global X Russell 2000 Covered Call & Growth ETF	536,817	261,953	19,358
Global X Financials Covered Call & Growth ETF	2,502,976	–	–
Global X Health Care Covered Call & Growth ETF	3,280,041	508,729	12,146
Global X Information Technology Covered Call & Growth
ETF	2,482,680	–	–
Global X Nasdaq 100® ESG Covered Call ETF	2,445,315	–	–
Global X S&P 500® ESG Covered Call ETF	2,464,908	–	–

To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

4. INVESTMENT TRANSACTIONS (continued)

the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X S&P 500® Covered Call ETF , Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, Global X S&P 500® Collar 95-110 ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100® ESG Covered Call ETF, and Global X S&P 500® ESG Covered Call ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2023 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® Covered Call ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$–	contracts	value	$58,675,100
Total Derivatives not accounted for as
hedging instruments		$–			$58,675,100

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X NASDAQ 100® Covered Call ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$–	contracts	value	$241,541,820
Total Derivatives not accounted for as
hedging instruments		$–			$241,541,820

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Russell 2000 Covered Call ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$–	contracts	value	$20,933,865
Total Derivatives not accounted for as
hedging instruments		$–			$20,933,865

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Nasdaq 100® Covered Call & Growth ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$–	contracts	value	$1,255,290
Total Derivatives not accounted for as
hedging instruments		$–			$1,255,290

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® Covered Call & Growth ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$–	contracts	value	$629,695
Total Derivatives not accounted for as
hedging instruments		$–			$629,695

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X NASDAQ 100® Tail Risk ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$4,410	contracts	value	$–
Total Derivatives not accounted for as
hedging instruments		$4,410			$–

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X NASDAQ 100® Risk Managed Income ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$23,090	contracts	value	$310,360
Total Derivatives not accounted for as
hedging instruments		$23,090			$310,360

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X NASDAQ 100® Collar 95-110 ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$14,960	contracts	value	$32,495
Total Derivatives not accounted for as
hedging instruments		$14,960			$32,495

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® Tail Risk ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$4,888	contracts	value	$–
Total Derivatives not accounted for as
hedging instruments		$4,888			$–

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® Risk Managed Income ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$45,464	contracts	value	$569,278
Total Derivatives not accounted for as
hedging instruments		$45,464			$569,278

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® Collar 95-110 ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$12,414	contracts	value	$23,880
Total Derivatives not accounted for as
hedging instruments		$12,414			$23,880

	Asset Derivatives			Liability Derivatives
	Statements of Assets			Statements of Assets
	and Liability Location	Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Dow 30® Covered Call ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$–	contracts	value	$1,005,938
Total Derivatives not accounted for as
hedging instruments		$–			$1,005,938

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives				Liability Derivatives
Statements of Assets				Statements of Assets
and Liability Location		Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Russell 2000 Covered Call & Growth ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$–	contracts	value	$19,743
Total Derivatives not accounted for as
hedging instruments		$–			$19,743

Asset Derivatives				Liability Derivatives
Statements of Assets				Statements of Assets
and Liability Location		Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Financials Covered Call & Growth ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$–	contracts	value	$25,944
Total Derivatives not accounted for as
hedging instruments		$–			$25,944

Asset Derivatives				Liability Derivatives
Statements of Assets				Statements of Assets
and Liability Location		Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Health Care Covered Call & Growth ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$–	contracts	value	$14,664
Total Derivatives not accounted for as
hedging instruments		$–			$14,664

Asset Derivatives				Liability Derivatives
Statements of Assets				Statements of Assets
and Liability Location		Fair Value		and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Information Technology Covered Call & Growth ETF
Equity	Investments purchased,		Equity	Options written, at
contracts	at value	$–	contracts	value	$38,342
Total Derivatives not accounted for as
hedging instruments		$–			$38,342

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives				Liability Derivatives
	Statements of Assets				Statements of Assets
	and Liability Location	Fair Value			and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Nasdaq 100® ESG Covered Call ETF
Equity	Investments purchased,			Equity	Options written, at
contracts	at value		$–	contracts	value	$85,020
Total Derivatives not accounted for as
hedging instruments			$–			$85,020

	Asset Derivatives				Liability Derivatives
	Statements of Assets				Statements of Assets
	and Liability Location	Fair Value			and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® ESG Covered Call ETF
Equity	Investments purchased,			Equity	Options written, at
contracts	at value		$–	contracts	value	$46,575
Total Derivatives not accounted for as
hedging instruments			$–			$46,575

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2023:

Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased	Written
	Options	Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$(68,801,394)
Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$(181,670,286)
Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$(69,475,317)
Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$(908,276)
Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$(715,238)
Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(65,201)	$—

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased	Written
	Options	Options
Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$(741,080)	$(235,167)
Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$(216,026)	$54,487
Global X S&P 500® Tail Risk ETF
Equity contracts	$(97,835)	$—
Global X S&P 500® Risk Managed Income ETF
Equity contracts	$(1,292,169)	$(855,225)
Global X S&P 500® Collar 95-110 ETF
Equity contracts	$74,377	$(213,914)
Global X Dow 30® Covered Call ETF
Equity contracts	$(2,784,744)	$—
Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$(117,690)	$59,414
Global X Financials Covered Call & Growth ETF
Equity contracts	$(55,664)	$76,679
Global X Health Care Covered Call & Growth ETF
Equity contracts	$(10,052)	$44,685
Global X Information Technology Covered Call & Growth ETF
Equity contracts	$(57,946)	$55,832
Global X Nasdaq 100® ESG Covered Call ETF
Equity contracts	$(21,864)	$—
Global X S&P 500® ESG Covered Call ETF
Equity contracts	$—	$(46,748)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased	Written
	Options	Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$36,624,481
Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$(31,917,867)

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased	Written
	Options	Options
Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$77,520,761
Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$(172,271)
Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$—	$384,739
Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(6,636)	$—
Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$73,728	$(20,242)
Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$(33,483)	$(50,228)
Global X S&P 500® Tail Risk ETF
Equity contracts	$(4,594)	$—
Global X S&P 500® Risk Managed Income ETF
Equity contracts	$161,842	$498,615
Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(22,220)	$(23,786)
Global X Dow 30® Covered Call ETF
Equity contracts	$—	$2,076,154
Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$71,965
Global X Financials Covered Call & Growth ETF
Equity contracts	$—	$8,187
Global X Health Care Covered Call & Growth ETF
Equity contracts	$—	$3,897
Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$(3,753)
Global X Nasdaq 100® ESG Covered Call ETF
Equity contracts	$(22,696)	$—
Global X S&P 500® ESG Covered Call ETF
Equity contracts	$—	$(10,454)

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. DERIVATIVE TRANSACTIONS (continued)

The following table discloses the average monthly balances of the Funds' options activity during the period ended April 30, 2023:

	Short Avg	Long Avg
Global X S&P 500® Covered Call ETF	$(54,864,965)	$-
Global X NASDAQ 100® Covered Call ETF	(200,869,232)	-
Global X Russell 2000 Covered Call ETF	(39,312,514)	-
Global X Nasdaq 100® Covered Call & Growth ETF	(992,852)	-
Global X S&P 500® Covered Call & Growth ETF	(581,595)	-
Global X NASDAQ 100® Tail Risk ETF	-	31,481
Global X NASDAQ 100® Risk Managed Income ETF	(271,057)	104,697
Global X NASDAQ 100® Collar 95-110 ETF	(46,404)	93,049
Global X S&P 500® Tail Risk ETF	-	45,145
Global X S&P 500® Risk Managed Income ETF	(584,300)	187,732
Global X S&P 500® Collar 95-110 ETF	(30,385)	98,512
Global X Dow 30® Covered Call ETF	(1,023,141)	-
Global X Russell 2000 Covered Call & Growth ETF	(37,415)	-
Global X Financials Covered Call & Growth ETF	(31,524)	-
Global X Health Care Covered Call & Growth ETF	(25,973)	-
Global X Information Technology Covered Call & Growth ETF	(38,730)	-
Global X Nasdaq 100® ESG Covered Call ETF	(63,201)	-
Global X S&P 500® ESG Covered Call ETF	(42,303)	-

6. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2022. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2022.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. TAX INFORMATION (continued)

net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to preferred stock interest, foreign currency, redemptions in-kind, REIT adjustments, MLP adjustments, net operating loss, return of capital distribution and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2022.

The tax character of dividends and distributions declared during the periods ended October 31, 2022 and October 31, 2021 were as follows:

Global X Funds	Long-Term Ordinary Income	Capital Gain	Return of Capital	Totals
Global X Lithium & Battery Tech ETF
2022	$13,550,903	$–	$–	$13,550,903
2021	4,617,167	–	–	4,617,167
Global X SuperDividend® ETF
2022	$68,726,670	$–	$25,091,152	$93,817,822
2021	65,648,210	–	–	65,648,210
Global X Social Media ETF
2022	$–	$–	$663,636	$663,636
2021	–	–	–	–
Global X Guru® Index ETF
2022	$14,584	$–	$63,227	$77,811
2021	1,352,859	–	–	1,352,859
Global X SuperIncome™ Preferred ETF
2022	$12,532,497	$–	$653,473	$13,185,970
2021	12,037,890	–	–	12,037,890
Global X SuperDividend® U.S. ETF
2022	$27,892,254	$–	$13,969,909	$41,862,163
2021	31,364,614	–	3,660,741	35,025,355
Global X S&P 500® Covered Call ETF
2022	$35,714,783	$–	$133,893,882	$169,608,665
2021	26,627,258	–	–	26,627,258
Global X NASDAQ 100® Covered Call ETF
2022	$211,906,795	$–	$642,111,562	$854,018,357
2021	320,053,733	–	–	320,053,733
Global X MSCI SuperDividend® Emerging Markets ETF
2022	$5,018,224	$–	$1,057,591	$6,075,815
2021	2,831,439	–	–	2,831,439
Global X SuperDividend® REIT ETF
2022	$19,134,864	$–	$9,960,386	$29,095,250
2021	21,690,155	–	9,729,725	31,419,880
Global X Renewable Energy Producers ETF
2022	$1,233,925	$–	$–	$1,233,925
2021	1,677,449	177,538	–	1,854,987

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. TAX INFORMATION (continued)

Global X Funds	Long-Term Ordinary Income	Capital Gain	Return of Capital	Totals
Global X S&P 500® Catholic Values ETF
2022	$6,232,670	$930,733	$–	$7,163,403
2021	5,511,704	–	–	5,511,704
Global X MSCI SuperDividend® EAFE ETF
2022	$742,260	$–	$–	$742,260
2021	542,165	–	–	542,165
Global X E-commerce ETF
2022	$283,940	$613,980	$66,565	$964,485
2021	1,105,636	–	–	1,105,636
Global X Russell 2000 Covered Call ETF
2022	$32,998,311	$–	$105,055,357	$138,053,668
2021	21,788,088	–	–	21,788,088
Global X S&P Catholic Values Developed ex-U.S. ETF
2022	$188,641	$15,110	$–	$203,751
2021	59,322	–	–	59,322
Global X Nasdaq 100® Covered Call & Growth ETF
2022	$3,262,405	$–	$2,741,520	$6,003,925
2021	919,727	–	–	919,727
Global X S&P 500® Covered Call & Growth ETF
2022	$1,862,038	$3,646	$1,465,030	$3,330,714
2021	376,497	–	–	376,497
Global X Emerging Markets Internet & E-commerce ETF
2022	$–	$–	$9,979	$9,979
2021	–	–	–	–
Global X NASDAQ 100® Tail Risk ETF
2022	$66,715	$–	$–	$66,715
2021	–	–	–	–
Global X NASDAQ 100® Risk Managed Income ETF
2022	$128,024	$–	$869,114	$997,138
2021	–	–	52,273	52,273
Global X NASDAQ 100® Collar 95-110 ETF
2022	$55,614	$2,343	$–	$57,957
2021	–	–	–	–
Global X S&P 500® Tail Risk ETF
2022	$91,737	$4,597	$–	$96,334
2021	–	–	–	–
Global X S&P 500® Risk Managed Income ETF
2022	$472,058	$–	$1,738,194	$2,210,252
2021	51,640	–	–	51,640
Global X S&P 500® Collar 95-110 ETF
2022	$70,495	$413	$–	$70,908
2021	–	–	–	–
Global X Disruptive Materials ETF
2022	$47,516	$–	$–	$47,516

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. TAX INFORMATION (continued)

Global X Funds	Long-Term Ordinary Income	Capital Gain	Return of Capital	Totals
Global X Dow 30® Covered Call ETF
2022	$734,788 $	$–	$1,115,840	$1,850,628
Global X Russell 2000 Covered Call & Growth ETF
2022	$12,860 $	$–	$–	$12,860

As of October 31, 2022, the components of tax basis accumulated losses were as follows:

		Global X Funds
	Global X
	Lithium &	Global X
	Battery Tech	SuperDividend®	Global X Social
	ETF	ETF	Media ETF
Undistributed Ordinary Income	$26,883,131	$–	$–
Capital Loss Carryforwards	(335,683,668)	(699,715,191)	(77,229,843)
Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency	221,549,847	(246,083,387)	(149,327,060)
Other Temporary Differences	(8)	(18)	1
Total Accumulated Losses	$(87,250,698)	$(945,798,596)	$(226,556,902)

		Global X Funds
		Global X	Global X
	Global X Guru®	SuperIncome™	SuperDividend®
	Index ETF	Preferred ETF	U.S. ETF
Capital Loss Carryforwards	$(17,381,906)	$(68,984,053)	$(134,969,709)
Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency	(6,777,757)	(27,694,893)	7,344,913
Other Temporary Differences	(7)	4	7
Total Accumulated Losses	$(24,159,670)	$(96,678,942)	$(127,624,789)

		Global X Funds
		Global X	Global X MSCI
	Global X S&P	NASDAQ 100®	SuperDividend®
	500® Covered	Covered Call	Emerging
	Call ETF	ETF	Markets ETF
Capital Loss Carryforwards	$(242,032,972)	$(1,640,040,541)	$(22,388,003)
Unrealized Depreciation on Investments and
Foreign Currency	–	(1)	(15,104,428)
Other Temporary Differences	(19,380,486)	(64,418,861)	–
Total Accumulated Losses	$(261,413,458)	$(1,704,459,403)	$(37,492,431)

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. TAX INFORMATION (continued)

		Global X Funds
		Global X
	Global X	Renewable	Global X S&P
	SuperDividend®	Energy	500® Catholic
	REIT ETF	Producers ETF	Values ETF
Undistributed Ordinary Income	$–	$190,789	$2,815,266
Capital Loss Carryforwards	(225,141,660)	(6,143,058)	(2,533,395)
Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency	21,078,674	(31,066,005)	34,574,417
Other Temporary Differences	(2,248,500)	5	4
Total Distributable Earnings (Accumulated
Losses)	$(206,311,486)	$(37,018,269)	$34,856,292

		Global X Funds
	Global X MSCI	Global X	Global X Russell
	SuperDividend®	E-commerce	2000 Covered
	EAFE ETF	ETF	Call ETF
Undistributed Ordinary Income	$95,160	$–	$–
Capital Loss Carryforwards	(1,384,198)	(12,071,474)	(165,351,194)
Unrealized Depreciation on Investments and
Foreign Currency	(2,477,036)	(63,385,153)	(307)
Late Year Loss Deferral	–	(62,414)	–
Other Temporary Differences	(4)	2	(13,251,278)
Total Accumulated Losses	$(3,766,078)	$(75,519,039)	$(178,602,779)

		Global X Funds
	Global X S&P	Global X	Global X S&P
	Catholic Values	Nasdaq 100®	500® Covered
	Developed ex-	Covered Call &	Call & Growth
	U.S. ETF	Growth ETF	ETF
Undistributed Ordinary Income	$37,069	$–	$–
Capital Loss Carryforwards	(46,396)	(19,799,268)	(7,204,713)
Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency	(1,070,631)	1	–
Other Temporary Differences	1	(292,457)	(199,676)
Total Accumulated Losses	$(1,079,957)	$(20,091,724)	$(7,404,389)

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. TAX INFORMATION (continued)

		Global X Funds
	Global X
	Emerging
	Markets		Global X
	Internet &	Global X	NASDAQ 100®
	E-commerce	NASDAQ 100®	Risk Managed
	ETF	Tail Risk ETF	Income ETF
Undistributed Ordinary Income	$–	$1,938	$–
Capital Loss Carryforwards	(1,599,773)	(746,234)	(2,295,488)
Unrealized Depreciation on Investments and
Foreign Currency	(2,395,942)	–	–
Other Temporary Differences	1	1	(108,443)
Total Accumulated Losses	$(3,995,714)	$(744,295)	$(2,403,931)

		Global X Funds
	Global X		Global X S&P
	NASDAQ 100®	Global X S&P	500® Risk
	Collar 95-110	500® Tail Risk	Managed
	ETF	ETF	Income ETF
Undistributed Ordinary Income	$3,127	$11,918	$–
Capital Loss Carryforwards	(534,957)	(520,630)	(3,696,968)
Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency	(1)	–	1
Other Temporary Differences	4	$–	$(247,338)
Total Accumulated Losses	$(531,827)	(508,712)	(3,944,305)

		Global X Funds
	Global X S&P	Global X	Global X Dow
	500® Collar 95-	Disruptive	30® Covered
	110 ETF	Materials ETF	Call ETF
Undistributed Ordinary Income	$14,640	$32,402	$–
Capital Loss Carryforwards	(398,833)	(200,454)	(968,750)
Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency	(1)	(1,290,732)	1
Other Temporary Differences	2	(92)	(496,111)
Total Accumulated Losses	$(384,192)	$(1,458,876)	$(1,464,860)

Global X Funds
Global X Russell
2000 Covered
Call & Growth
ETF
Undistributed Ordinary Income	$78,834
Undistributed Long-Term Capital Gain	2,217
Unrealized Depreciation on Investments and Foreign Currency	(1)
Other Temporary Differences	(12,859)
Total Distributable Earnings	$68,191

(1) The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Lithium & Battery Tech ETF	$226,806,120	$108,877,548	$335,683,668
Global X SuperDividend® ETF	286,175,435	413,539,756	699,715,191
Global X Social Media ETF	16,502,288	60,727,555	77,229,843
Global X Guru® Index ETF	16,182,473	1,199,433	17,381,906
Global X SuperIncome™ Preferred ETF	18,580,766	50,403,287	68,984,053
Global X SuperDividend® U.S. ETF	123,337,380	11,632,329	134,969,709
Global X S&P 500® Covered Call ETF	96,805,692	145,227,280	242,032,972
Global X NASDAQ 100® Covered Call ETF	656,016,216	984,024,325	1,640,040,541
Global X MSCI SuperDividend® Emerging Markets ETF	17,992,277	4,395,726	22,388,003
Global X SuperDividend® REIT ETF	156,084,925	69,056,735	225,141,660
Global X Renewable Energy Producers ETF	2,371,921	3,771,137	6,143,058
Global X S&P 500® Catholic Values ETF	2,533,395	–	2,533,395
Global X MSCI SuperDividend® EAFE ETF	126,722	1,257,475	1,384,197
Global X E-commerce ETF	3,035,267	9,036,207	12,071,474
Global X Russell 2000 Covered Call ETF	66,140,478	99,210,716	165,351,194
Global X S&P Catholic Values Developed ex-U.S. ETF	46,396	–	46,396
Global X Nasdaq 100AE Covered Call & Growth ETF	7,919,707	11,879,561	19,799,268
Global X S&P 500AE Covered Call & Growth ETF	2,881,662	4,323,051	7,204,713
Global X Emerging Markets Internet & E-commerce ETF	431,967	1,167,806	1,599,773
Global X NASDAQ 100® Tail Risk ETF	298,494	447,741	746,235
Global X S&P 500® Tail Risk ETF	208,231	312,399	520,630
Global X S&P 500® Risk Managed Income ETF	1,478,770	2,218,198	3,696,968
Global X S&P 500® Collar 95-110 ETF	159,512	239,321	398,833
Global X Disruptive Materials ETF	200,454	–	200,454
Global X Dow 30® Covered Call ETF	387,500	581,250	968,750

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. TAX INFORMATION (continued)

During the year ended October 31, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term	Long-Term
	Loss	Loss	Total
Global X SuperDividend® U.S. ETF	$11,468,082	$33,700,368	45,168,450
Global X MSCI SuperDividend® EAFE ETF	–	133,985	133,985
Global X SuperDividend® REIT ETF	1,491,829	–	1,491,829

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2023 were as follows:

		Aggregated	Aggregated	Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Global X Funds	Cost	Appreciation	Depreciation	(Depreciation)
Global X Lithium & Battery Tech ETF	$3,284,588,453	$512,551,825	$(512,649,734)	$(97,909)
Global X SuperDividend® ETF	929,968,273	23,959,320	(174,829,555)	(150,870,235)
Global X Social Media ETF	235,326,316	6,617,351	(100,445,916)	(93,828,565)
Global X Guru® Index ETF	47,170,951	3,544,482	(4,069,070)	(524,588)
Global X SuperIncome™ Preferred ETF	212,982,537	3,946,781	(9,198,723)	(5,251,942)
Global X SuperDividend® U.S. ETF	662,573,967	59,943,875	(95,136,672)	(35,192,797)
Global X S&P 500® Covered Call ETF	2,622,785,576	212,543,085	(122,834,907)	89,708,178
Global X NASDAQ 100® Covered Call
ETF	6,670,624,647	1,108,511,072	(251,925,580)	856,585,492
Global X MSCI SuperDividend®
Emerging Markets ETF	48,733,015	3,818,956	(9,107,101)	(5,288,145)
Global X SuperDividend® REIT ETF	312,011,606	567,969	(44,809,021)	(44,241,052)
Global X Renewable Energy Producers
ETF	99,931,138	2,262,022	(31,689,138)	(29,427,116)
Global X S&P 500® Catholic Values
ETF	552,337,237	115,056,779	(32,733,022)	82,323,757
Global X MSCI SuperDividend® EAFE
ETF	12,665,673	596,050	(1,268,809)	(672,759)
Global X E-commerce ETF	96,302,002	699,252	(51,433,726)	(50,734,474)
Global X Russell 2000 Covered Call
ETF	1,460,097,780	114,251,601	(147,183,811)	(32,932,210)
Global X S&P Catholic Values
Developed ex-U.S. ETF	14,711,525	957,457	(400,871)	556,586
Global X Nasdaq 100® Covered Call &
Growth ETF	79,139,532	5,859,585	(6,665,259)	(805,674)
Global X S&P 500® Covered Call &
Growth ETF	59,764,180	3,318,595	(4,846,325)	(1,527,730)
Global X Emerging Markets Internet &
E-commerce ETF	4,094,543	19,444	(1,572,373)	(1,552,929)
Global X NASDAQ 100® Tail Risk ETF	1,989,972	85,389	(392,629)	(307,240)

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. TAX INFORMATION (continued)

		Aggregated	Aggregated	Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Global X Funds	Cost	Appreciation	Depreciation	Depreciation
Global X NASDAQ 100® Risk
Managed Income ETF	$10,572,164	$414,092	$(1,446,966)	$(1,032,874)
Global X NASDAQ 100® Collar 95-110
ETF	3,398,737	133,352	(684,551)	(551,199)
Global X S&P 500® Tail Risk ETF	3,329,745	268,311	(466,924)	(198,613)
Global X S&P 500® Risk Managed
Income ETF	27,041,190	1,524,747	(2,204,802)	(680,055)
Global X S&P 500® Collar 95-110 ETF	4,266,111	328,980	(559,076)	(230,096)
Global X Disruptive Materials ETF	6,606,753	49,607	(1,128,498)	(1,078,891)
Global X Dow 30® Covered Call ETF	69,215,670	5,844,038	(869,854)	4,974,184
Global X Russell 2000 Covered Call &
Growth ETF	2,730,674	–	(43,511)	(43,511)
Global X Financials Covered Call &
Growth ETF	2,465,017	39,898	(161,052)	(121,154)
Global X Health Care Covered Call &
Growth ETF	2,772,718	49,635	(80,979)	(31,344)
Global X Information Technology
Covered Call & Growth ETF	2,466,447	385,100	(13,013)	372,087
Global X Nasdaq 100® ESG Covered
Call ETF	2,440,583	280,069	(38,421)	241,648
Global X S&P 500® ESG Covered Call
ETF	2,428,054	175,560	(50,808)	124,752

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, mixed straddles, MLP adjustments, wash sales, late year loss deferrals and differences due to preferred debt securities.

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023
7. CONCENTRATION OF RISKS (continued)

market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X Russell 2000® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF and the Global X Information Technology Covered Call & Growth ETF which use a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).

The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At April 30, 2023, the following Funds had securities on loan, by counterparty:

			Cash
		Market Value	Collateral(1)
Global X Lithium & Battery Tech ETF
Barclays Capital Inc.		$11,468,233	$12,036,833
BMO Capital Markets		42,420	42,600
BNP Paribas Securities Corp		6,323,183	6,443,073
BofA Securities Inc.		34,070,196	35,919,279
Citigroup Global Markets Inc.		35,922,371	37,739,418
Goldman Sachs & Co.		20,819,118	22,005,537
J.P. Morgan Securities LLC		8,335,808	8,862,916
Morgan Stanley & Co. LLC		31,848,480	33,088,594
National Financial Services LLC		61,138	64,295
Scotia Capital (USA) Inc		529,951	540,938
UBS AG London Branch		451,509	478,257
UBS Securities LLC		365	384
	Total	$149,872,772	$157,222,124

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

8. LOANS OF PORTFOLIO SECURITIES (continued)

			Cash
		Market Value	Collateral(1)
Global X SuperDividend® ETF
Barclays Bank PLC		$3,949,508	$4,211,047
Barclays Capital Inc.		11,091,579	12,000,952
BNP Paribas Securities Corp		801,472	810,880
BofA Securities Inc.		1,102,333	1,166,920
Citigroup Global Markets Inc.		6,745,673	7,060,293
Goldman Sachs & Co.		1,105,211	1,178,399
J.P. Morgan Securities LLC		4,208,151	4,406,025
Morgan Stanley & Co. LLC		10,764,628	11,061,767
National Financial Services LLC		1,155,029	1,132,875
UBS AG London Branch		425,214	450,000
UBS Securities LLC		846,511	876,185
	Total	$42,195,309	$44,355,343
			Cash
		Market Value	Collateral(1)
Global X Social Media ETF
Barclays Capital Inc.		$783,860	$789,250
J.P. Morgan Securities LLC		143	160
Morgan Stanley & Co. LLC		195,826	205,125
UBS Securities LLC		2,427,630	2,441,190
	Total	$3,407,459	$3,435,725
			Cash
		Market Value	Collateral(1)
Global X Guru® Index ETF
Barclays Capital Inc.		$398,720	$406,400
	Total	$398,720	$406,400
			Cash
		Market Value	Collateral(1)
Global X SuperIncome™ Preferred ETF
Citigroup Global Markets Inc.		$4,245,136	$4,311,720
Goldman Sachs & Co.		4,350,166	4,433,921
J.P. Morgan Securities LLC		3,224,896	3,296,550
UBS Securities LLC		217,980	223,240
	Total	$12,038,178	$12,265,431

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

8. LOANS OF PORTFOLIO SECURITIES (continued)

			Cash
		Market Value	Collateral(1)
Global X Renewable Energy Producers ETF
Barclays Capital Inc.		$151,695	$199,000
BNP Paribas Securities Corp		660,928	682,640
BofA Securities Inc.		-	310,890
Morgan Stanley & Co. LLC		463,360	470,600
	Total	$1,275,983	$1,663,130

			Cash
		Market Value	Collateral(1)
Global X E-commerce ETF
BofA Securities Inc.		$2,538	$2,808
Goldman Sachs & Co.		116,753	124,752
Morgan Stanley & Co. LLC		151,716	153,330
UBS AG London Branch		783,675	837,225
Wells Fargo Securities LLC		46,540	52,000
	Total	$1,101,222	$1,170,115

(1) It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

9. REVERSE STOCK SPLIT

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X SuperDividend® ETF, Global X MSCI SuperDividend® Emerging Markets ETF and Global X SuperDividend® REIT ETF, and Global X Emerging Markets Internet & E-commerce ETF, (the "Reverse Share Split"). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been updated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Unaudited) (Concluded)
April 30, 2023

10. CONTRACTUAL OBLIGATION (continued)

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. SUBSEQUENT EVENTS

The custodian, transfer agent and securities lending agent for Global X SuperDividend® U.S. ETF and Global X SuperDividend® REIT ETF transitioned from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about May 12, 2023.

The custodian, transfer agent and securities lending agent for Global X S&P Catholic Values Developed ex-U.S. ETF and Global X Disruptive Materials ETF transitioned from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about June 12, 2023.

The custodian, transfer agent and securities lending agent for Global X MSCI SuperDividend® EAFE ETF and Global X E-Commerce ETF transitioned from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about June 26, 2023.

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2022 through April 30, 2023).

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$904.30	0.75%	$3.54
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$1,045.30	0.59%	$2.99
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96
Global X Social Media ETF
Actual Fund Return	$1,000.00	$1,398.30	0.65%	$3.87
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,050.30	0.75%	$3.81
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$989.60	0.57%	$2.81
Hypothetical 5% Return	1,000.00	1,021.97	0.57	2.86
Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$933.90	0.45%	$2.16
Hypothetical 5% Return	1,000.00	1,022.56	0.45	2.26
Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$1,074.90	0.60%	$3.09
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01
Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$1,138.70	0.61%	$3.23
Hypothetical 5% Return	1,000.00	1,021.77	0.61	3.06
Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$1,153.60	0.66%	$3.52
Hypothetical 5% Return	1,000.00	1,021.52	0.66	3.31
Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,037.60	0.59%	$2.98
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Renewable Energy Producers ETF
Actual Fund Return	$1,000.00	$944.60	0.65%	$3.13
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,089.40	0.29%	$1.50
Hypothetical 5% Return	1,000.00	1,023.36	0.29	1.45
Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$1,230.70	0.57%	$3.15
Hypothetical 5% Return	1,000.00	1,021.97	0.57	2.86
Global X E-commerce ETF
Actual Fund Return	$1,000.00	$1,147.70	0.50%	$2.66
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$976.60	0.58%	$2.84
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91
Global X S&P Catholic Values Developed ex-U.S. ETF
Actual Fund Return	$1,000.00	$1,230.70	0.35%	$1.94
Hypothetical 5% Return	1,000.00	1,023.06	0.35	1.76
Global X Nasdaq 100® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,151.30	0.61%	$3.25
Hypothetical 5% Return	1,000.00	1,021.77	0.61	3.06
Global X S&P 500® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,079.40	0.60%	$3.09
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01
Global X Emerging Markets Internet & E-commerce ETF
Actual Fund Return	$1,000.00	$1,296.10	0.66%	$3.76
Hypothetical 5% Return	1,000.00	1,021.52	0.66	3.31
Global X NASDAQ 100® Tail Risk ETF
Actual Fund Return	$1,000.00	$1,104.90	0.60%	$3.13
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X NASDAQ 100® Risk Managed Income ETF
Actual Fund Return	$1,000.00	$1,059.70	0.62%	$3.17
Hypothetical 5% Return	1,000.00	1,021.72	0.62	3.11
Global X NASDAQ 100® Collar 95-110 ETF
Actual Fund Return	$1,000.00	$1,068.70	0.61%	$3.13
Hypothetical 5% Return	1,000.00	1,021.77	0.61	3.06
Global X S&P 500® Tail Risk ETF
Actual Fund Return	$1,000.00	$1,046.40	0.60%	$3.04
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01
Global X S&P 500® Risk Managed Income ETF
Actual Fund Return	$1,000.00	$1,025.50	0.61%	$3.06
Hypothetical 5% Return	1,000.00	1,021.77	0.61	3.06
Global X S&P 500® Collar 95-110 ETF
Actual Fund Return	$1,000.00	$1,032.20	0.61%	$3.07
Hypothetical 5% Return	1,000.00	1,021.77	0.61	3.06
Global X Disruptive Materials ETF
Actual Fund Return	$1,000.00	$1,062.70	0.60%	$3.07
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01
Global X Dow 30® Covered Call ETF
Actual Fund Return	$1,000.00	$1,042.40	0.60%	$3.04
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01
Global X Russell 2000 Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$968.10	0.50%	$2.44
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
Global X Financials Covered Call & Growth ETF(4)
Actual Fund Return	$1,000.00	$1,000.00	0.50%	$2.48	(2)
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
Global X Health Care Covered Call & Growth ETF(4)
Actual Fund Return	$1,000.00	$1,000.00	0.50%	$2.48	(2)
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios	Expenses Paid During

				Period(1)
Global X Information Technology Covered Call & Growth ETF(4)
Actual Fund Return	$1,000.00	$1,000.00	0.50%	$2.48	(2)
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
Global X Nasdaq 100® ESG Covered Call ETF(5)
Actual Fund Return	$1,000.00	$1,000.00	0.25%	$1.24	(3)
Hypothetical 5% Return	1,000.00	1,023.56	0.25	1.25
Global X S&P 500® ESG Covered Call ETF(5)
Actual Fund Return	$1,000.00	$1,000.00	0.25%	$1.24	(3)
Hypothetical 5% Return	1,000.00	1,023.56	0.25	1.25

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 160/365 (to reflect the one-half year period).
(3)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 68/365 (to reflect the one-half year period).
(4)	Commenced operations on November 21, 2022.
(5)	Commenced operations on February 21, 2023.

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At Board meetings of the Global X Funds (the “Trust”) held on November 12, 2021 and November 11, 2022 (the “New Fund Board Meetings”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X Nasdaq 100 ESG Covered Call ETF,  Global X S&P 500 ESG Covered Call ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF and Global X Information Technology Covered Call & Growth ETF (each a “New Fund”, and together the “New Funds”); and (ii) the initial Supervision andAdministrationAgreement ("New Supervision and Administration Agreement"), each between the Trust, on behalf of the New Funds, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

At a Board meeting of the Trust held on November 11, 2022, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement ("Renewal Supervision and Administration Agreement"), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to collectively as the “Renewal Agreements.”

In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•  the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

•  Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;

•  Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

•  the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

•  the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the New Fund Board Meetings, meaningful data relating to the

Approval of Investment Advisory Agreement (Unaudited) (Continued)

investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•  Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

•  the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under each respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

•   the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•  comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered that the proposed Management Fee for each of the New Funds was below the average and median of the New Funds' peer group;

•   the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

Approval of Investment Advisory Agreement (Unaudited) (Continued)

•  that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•  the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fees for the New Funds reflected these economies of scale;

•  the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that the New Funds are attractive to investors; and

•   that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Funds.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•   the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•  Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•  Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•  the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•  the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performanceoftheRenewalFundsrelativeto(i)theperformanceofunaffiliatedcomparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•  comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds,

Approval of Investment Advisory Agreement (Unaudited) (Continued)

including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•   the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

• that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•  the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•  the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•  that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (UNAUDITED)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
 Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-1200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2023

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  July 7, 2023